UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                              Raymond L. McFeetors
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 8011
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

Item 1.  Schedule of Investments

MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT --- 2.96%
    189,000 Johnson Controls Inc                                      14,350,770
                                                                     $14,350,770

BANKS --- 1.41%
    329,555 Popular Inc                                                6,841,562
                                                                      $6,841,562

FINANCIAL SERVICES --- 13.24%
    177,100 Franklin Resources Inc                                    16,689,904
    640,100 Janus Capital Group Inc                                   14,831,117
    383,525 Northern Trust Corp                                       20,135,063
    161,400 T Rowe Price Group Inc                                    12,623,094
                                                                     $64,279,178

FOREIGN BANKS --- 1.80%
    297,035 TD Banknorth Inc ^^                                        8,717,977
                                                                      $8,717,977

HEALTH CARE RELATED --- 2.45%
    461,780 IMS Health Inc ^^                                         11,900,071
                                                                     $11,900,071

HOTELS/MOTELS --- 1.65%
    168,900 Carnival Corp                                              8,000,793
                                                                      $8,000,793

HOUSEHOLD GOODS --- 9.06%
    188,800 Black & Decker Corp                                       16,404,832
    203,700 Clorox Co                                                 12,191,445
    190,545 Mohawk Industries Inc*                                    15,380,792
                                                                     $43,977,069

INSURANCE RELATED --- 6.28%
    195,445 Ambac Financial Group Inc                                 15,557,422
    248,265 MBIA Inc ^^                                               14,928,174
                                                                     $30,485,596

LEISURE & ENTERTAINMENT --- 2.98%
    797,775 Mattel Inc                                                14,463,661
                                                                     $14,463,661

MEDICAL PRODUCTS --- 6.74%
    407,125 Baxter International Inc                                  15,800,521
    248,948 Fisher Scientific International Inc*                      16,940,911
                                                                     $32,741,432

OFFICE EQUIPMENT & SUPPLIES --- 4.28%
    484,300 Pitney Bowes Inc                                          20,790,999
                                                                     $20,790,999

POLLUTION CONTROL --- 2.64%
    362,400 Waste Management Inc                                      12,792,720
                                                                     $12,792,720

PRINTING & PUBLISHING --- 6.69%
     95,275 Gannett Co Inc                                             5,708,878
    155,900 McClatchy Co Class A ^^                                    7,615,715
    698,200 Tribune Co                                                19,151,626
                                                                     $32,476,219

RESTAURANTS --- 3.13%
    311,300 Yum! Brands Inc                                           15,210,118
                                                                     $15,210,118

SPECIALIZED SERVICES --- 31.17%

    470,525 ARAMARK Corp ^^                                           13,899,309
    837,180 Accenture Ltd                                             25,174,003
    529,075 Career Education Corp*                                    19,962,000
    760,300 Cendant Corp                                              13,191,205
    110,050 Dun & Bradstreet Corp*                                     8,438,634
    281,700 Equifax Inc                                               10,490,508
    685,775 H&R Block Inc                                             14,847,029
    303,900 Harte-Hanks Inc                                            8,311,665
  1,359,425 Interpublic Group of Cos Inc ^^*                          12,996,103
    176,500 Omnicom Group Inc                                         14,693,625
    707,600 ServiceMaster Co ^^                                        9,283,711
                                                                    $151,287,792

TOTAL COMMON STOCK --- 96.48%                                       $468,315,957
(Cost $399,955,703)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

 17,108,000 Fannie Mae                                                17,103,580
              4.720%, April 3, 2006


TOTAL SHORT-TERM INVESTMENTS --- 3.52%                               $17,103,580
(Cost $17,103,580)

TOTAL MAXIM ARIEL MID-CAP VALUE PORTFOLIO --- 100%                  $485,419,537
(Cost $417,059,283)

Legend
* Non-income Producing Security
^^ A portion or all of the security is on loan at March 31, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At March 31, 2006, the U.S. Federal income tax cost basis was $417,300,582. The Maxim Ariel MidCap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $87,916,799 and gross depreciation of securities in which there was an excess of tax cost over value of $19,797,844, resulting in net appreciation of $68,118,955.

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

BANKS --- 6.24%
    339,350 Chittenden Corp                                            9,830,970
    620,900 Greater Bay Bancorp ^^                                    17,223,766
    454,275 Sky Financial Group Inc                                   12,038,288
                                                                     $39,093,024

BIOTECHNOLOGY --- 1.09%
    109,800 Bio Rad Labs Inc*                                          6,846,030
                                                                      $6,846,030

BROADCAST/MEDIA --- 1.18%
    991,700 Radio One Inc ^^*                                          7,398,082
                                                                      $7,398,082

COMMUNICATIONS - EQUIPMENT --- 2.31%
  1,177,400 Andrew Corp ^^*                                           14,458,472
                                                                     $14,458,472

ELECTRONIC INSTRUMENTS & EQUIP --- 5.27%
    449,550 Anixter International Inc ^^                              21,479,499
    338,400 Littelfuse Inc ^^*                                        11,549,592
                                                                     $33,029,091

FINANCIAL SERVICES --- 3.80%
  1,025,300 Janus Capital Group Inc ^^                                23,756,201
                                                                     $23,756,201

FOOD & BEVERAGES --- 4.68%
    292,946 JM Smucker Co                                             11,629,956
    520,900 McCormick & Co Inc (nonvtg)                               17,637,674
                                                                     $29,267,630

HOUSEHOLD GOODS --- 10.35%
    543,225 American Greetings Corp Class A ^^                        11,744,525
    388,400 Energizer Holdings Inc*                                   20,585,200
  1,005,650 Interface Inc ^^*                                         13,888,027
    380,150 Libbey Inc ^^                                              2,691,462
    880,425 Steelcase Inc                                             15,847,650
                                                                     $64,756,864

INSURANCE RELATED --- 14.13%
    473,775 Assured Guaranty Ltd                                      11,844,375
    824,200 HCC Insurance Holdings Inc ^^                             28,682,156
  1,190,825 Horace Mann Educators Corp                                22,387,510
     75,625 Markel Corp ^^*                                           25,537,050
                                                                     $88,451,091

INVESTMENT BANK/BROKERAGE FIRM --- 1.91%
    327,125 S&T Bancorp Inc ^^                                        11,966,233
                                                                     $11,966,233

LEISURE & ENTERTAINMENT --- 2.88%
    855,450 Hasbro Inc                                                18,049,995
                                                                     $18,049,995

MACHINERY --- 4.62%
    553,900 IDEX Corp ^^                                              28,896,963
                                                                     $28,896,963

MANUFACTURING --- 4.04%
    856,700 Blount International Inc ^^*                              13,801,437
    299,931 Matthews International Corp Class A ^^                    11,475,360
                                                                     $25,276,797

MEDICAL PRODUCTS --- 4.76%
    557,200 Invacare Corp ^^                                          17,306,632
    302,700 Sybron Dental Specialties Inc*                            12,483,348
                                                                     $29,789,980

OFFICE EQUIPMENT & SUPPLIES --- 8.79%
    524,086 Acco Brands Corp*                                         11,634,709
    774,150 Brady Corp Class A ^^                                     28,999,659
    443,700 Herman Miller Inc                                         14,380,317
                                                                     $55,014,685

PRINTING & PUBLISHING --- 4.19%
    650,700 Journal Register Co ^^                                     7,925,526
    548,800 Lee Enterprises Inc                                       18,269,552
                                                                     $26,195,078

REAL ESTATE --- 5.37%
    438,738 Jones Lang LaSalle Inc                                    33,581,007
                                                                     $33,581,007

RESTAURANTS --- 2.14%
    450,150 Bob Evans Farms Inc ^^                                    13,373,957
                                                                     $13,373,957

SPECIALIZED SERVICES --- 8.71%
  1,109,650 BearingPoint Inc ^^*                                       9,420,929
    335,700 DeVry Inc ^^*                                              7,643,889
  1,556,550 ServiceMaster Co                                          20,421,936
    578,900 Valassis Communications Inc*                              17,002,294
                                                                     $54,489,048

TOTAL COMMON STOCK --- 96.46%                                       $603,690,228
(Cost $488,857,633)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

 22,190,000 Fannie Mae                                                22,184,267
              4.720%, April 3, 2006


TOTAL SHORT-TERM INVESTMENTS --- 3.54%                               $22,184,267
(Cost $22,184,267)

TOTAL MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO --- 100%                $625,874,495
(Cost $511,041,900)

Legend
* Non-income Producing Security
^^ A portion or all of the security is on loan at March 31, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At March 31, 2006, the U.S. Federal income tax cost basis was $511,371,091. The Maxim Ariel Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $139,722,985 and gross depreciation of securities in which there was an excess of tax cost over value of $25,219,582, resulting in net appreciation of $114,503,403.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 3.09%
    481,200 BAE Systems PLC                                            3,521,822
    139,390 European Aeronautic Defense & Space Co*                    5,873,373
                                                                      $9,395,195

AUTO PARTS & EQUIPMENT --- 2.90%
     80,300 Continental AG                                             8,840,804
                                                                      $8,840,804

AUTOMOBILES --- 4.63%
     97,600 Renault SA                                                10,378,827
     67,900 Toyota Motor Corp                                          3,709,405
                                                                     $14,088,232

BUILDING MATERIALS --- 0.56%
     72,000 Buzzi Unicem SpA                                           1,716,280
                                                                      $1,716,280

CHEMICALS --- 0.80%
    331,000 Mitsui Chemicals Inc                                       2,435,395
                                                                      $2,435,395

COMPUTER HARDWARE & SYSTEMS --- 0.92%
    344,295 Quanta Computer Inc                                        2,806,004
                                                                      $2,806,004

ELECTRIC COMPANIES --- 5.26%
     53,600 E. on AG                                                   5,898,611
    189,400 Endesa SA                                                  6,114,564
     45,960 RWE AG                                                     4,000,154
                                                                     $16,013,329

ELECTRONIC INSTRUMENTS & EQUIP --- 1.97%
    236,500 Flextronics International Ltd*                             2,447,775
      5,460 Samsung Electronics Co Ltd                                 3,540,346
                                                                      $5,988,121

ELECTRONICS - SEMICONDUCTOR --- 1.71%
    516,500 Taiwan Semiconductor Manufacturing Co Ltd                  5,195,990
                                                                      $5,195,990

FINANCIAL SERVICES --- 4.36%
     32,060 Orix Corp                                                  9,982,999
     73,240 Shinhan Financial Group Ltd                                3,279,065
                                                                     $13,262,064

FOREIGN BANKS --- 17.58%
    783,400 Bank Leumi Le-Israel                                       2,854,742
    582,700 Barclays PLC                                               6,818,431
    146,400 Credit Agricole SA                                         5,696,823
    106,500 Credit Suisse Group                                        5,975,895
    370,390 HBOS PLC                                                   6,184,214
     48,300 Kookmin Bank                                               4,170,821
    263,700 Royal Bank of Scotland Group PLC                           8,585,816
     37,900 Societe Generale                                           5,699,835
        684 Sumitomo Mitsui Financial Group Inc                        7,554,800
                                                                     $53,541,377

GOLD, METALS & MINING --- 9.15%
    207,000 Arcelor                                                    8,160,292
    214,500 JFE Holdings Inc                                           8,656,542
     20,100 POSCO                                                      5,182,225
    181,200 Xstrata PLC                                                5,874,510
                                                                     $27,873,569

INSURANCE RELATED --- 12.23%
     64,200 Assurances Generales de France                             7,749,000
    504,800 Aviva PLC                                                  7,016,349
  1,015,350 Friends Provident PLC                                      3,678,101
    300,100 ING Groep NV                                              11,855,910
     48,900 Muenchener Rueckver AG (registered)                        6,933,396
                                                                     $37,232,756

INVESTMENT BANK/BROKERAGE FIRM --- 0.00%
    932,000 Peregrine Investments Holdings Ltd @*                              0
                                                                              $0

MACHINERY --- 1.50%
     62,900 MAN AG                                                     4,365,451
     20,000 Sumitomo Heavy Industries Ltd*                               192,184
                                                                      $4,557,635

OFFICE EQUIPMENT & SUPPLIES --- 2.91%
    134,000 Canon Inc                                                  8,868,819
                                                                      $8,868,819

OIL & GAS --- 12.36%
    323,800 BP Amoco PLC                                               3,721,419
     80,100 Canadian Natural Resources Ltd                             4,451,334
  4,746,000 China Petroleum & Chemical Corp                            2,752,492
    229,900 Eni SpA                                                    6,541,666
     28,000 MOL Magyar Olaj-es Gazipari Rights                         2,872,209
    896,000 PetroChina Co Ltd                                            935,360
     85,200 Petroleo Brasileiro SA ADR                                 6,803,220
    251,400 Repsol YPF SA                                              7,141,249
      9,200 Total Fina Elf                                             2,427,155
                                                                     $37,646,104

PHARMACEUTICALS --- 3.95%
     59,900 AstraZeneca PLC                                            3,018,052
    101,600 Glaxosmithkline PLC                                        2,658,401
     66,600 Sanofi-Aventis                                             6,335,709
                                                                     $12,012,162

REAL ESTATE --- 0.03%
     69,500 Sino Land Co Ltd                                              99,872
                                                                         $99,872

RETAIL --- 3.59%
     76,000 Delhaize Group                                             5,452,386
    950,900 J Sainsbury PLC                                            5,493,237
                                                                     $10,945,623

TELEPHONE & TELECOMMUNICATIONS --- 3.48%
  3,135,000 Singapore Telecommunications Ltd                           5,141,412
  2,600,000 Vodafone AirTouch PLC                                      5,443,300
                                                                     $10,584,712

TOBACCO --- 4.96%
    317,500 British American Tobacco PLC                               7,700,714
      2,105 Japan Tobacco Inc                                          7,404,163
                                                                     $15,104,877

TRANSPORTATION --- 0.85%
    382,000 Mitsui OSK Lines Ltd                                       2,583,455
                                                                      $2,583,455

TOTAL COMMON STOCK --- 98.79%                                       $300,792,375
(Cost $233,174,493)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  3,692,000 Fannie Mae                                                 3,691,046
              4.720%, April 3, 2006


TOTAL SHORT-TERM INVESTMENTS --- 1.21%                                $3,691,046
(Cost $3,691,046)

TOTAL MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO --- 100%       $304,483,421
(Cost $236,865,539)

Legend
*   Non-income Producing Security
(2) Security is fair valued at March 31, 2006.
@   Security has no market value at March 31, 2006.
ADR - American Depository Receipt See Attached Summary of Investments by Country

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

As of March 31, 2006, the Maxim Bernstein International Equity Portfolio had 21 open TOPIX Index futures contracts. The contracts expire in June 2006 and the Portfolio has recorded unrealized appreciation of $120,836.

At March 31, 2006, the U.S. Federal income tax cost basis was $236,865,539. The Maxim Bernstein International Equity Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $72,101,316 and gross depreciation of securities in which there was an excess of tax cost over value of $4,483,435, resulting in net appreciation of $67,617,881.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
MARCH 31, 2006
UNAUDITED

                                                            % of Portfolio
          Country                      Value ($)              Investments
----------------------------     ---------------------    ---------------------
Belgium                      $              5,452,385                    1.79%
Brazil                                      6,803,220                    2.23%
Canada                                      4,451,334                    1.46%
China                                       2,752,492                    0.90%
France                                     44,160,722                   14.50%
Germany                                    30,038,416                    9.87%
Hong Kong                                   1,035,232                    0.34%
Hungary                                     2,872,209                    0.94%
Israel                                      2,854,742                    0.94%
Italy                                       8,257,946                    2.71%
Japan                                      51,387,756                   16.88%
Korea                                      16,172,457                    5.31%
Luxembourg                                  8,160,292                    2.68%
Netherlands                                11,855,910                    3.89%
Singapore                                   5,141,412                    1.69%
Spain                                      13,255,813                    4.35%
Switzerland                                 5,975,895                    1.96%
Taiwan                                      8,001,994                    2.63%
United Kingdom                             69,714,366                   22.91%
United States                               6,138,821                    2.02%
                                 ---------------------    ---------------------
                             $            304,483,415                  100.00%
                                 =====================    =====================

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 1.20%
      2,350 Boeing Co                                                    183,136
      3,000 General Dynamics Corp                                        191,940
        900 L-3 Communications Holdings Inc                               77,211
      1,275 Rockwell Collins Inc                                          71,846
                                                                        $524,133

AGRICULTURE --- 0.15%
        750 Monsanto Co                                                   63,563
                                                                         $63,563

AIR FREIGHT --- 1.23%
      1,030 FedEx Corp                                                   116,328
      5,328 United Parcel Service Inc Class B                            422,937
                                                                        $539,265

AIRLINES --- 0.10%
      2,250 Southwest Airlines Co                                         40,478
                                                                         $40,478

AUTO PARTS & EQUIPMENT --- 0.05%
      1,300 Goodyear Tire & Rubber Co*                                    18,824
                                                                         $18,824

BANKS --- 1.31%
      7,958 Bank of America Corp                                         362,407
      2,150 Fifth Third Bancorp                                           84,624
        300 M&T Bank Corp                                                 34,242
        700 Marshall & Ilsley Corp                                        30,506
      1,200 Synovus Financial Corp                                        32,508
        350 Zions Bancorp                                                 28,956
                                                                        $573,243

BIOTECHNOLOGY --- 2.52%
      8,674 Amgen Inc*                                                   631,034
        700 Applera Corp - Applied Biosystems Group                       18,998
      1,200 Biogen Idec Inc*                                              56,520
        800 Chiron Corp*                                                  36,648
      1,200 Genzyme Corp*                                                 80,664
      3,400 Gilead Sciences Inc*                                         211,548
      1,900 MedImmune Inc*                                                69,502
                                                                      $1,104,914

BROADCAST/MEDIA --- 0.56%
      2,450 CBS Corp                                                      58,751
      3,800 Clear Channel Communications Inc                             110,238
        400 EW Scripps Co                                                 17,884
      1,700 Univision Communications Inc Class A*                         58,599
                                                                        $245,472

BUILDING MATERIALS --- 0.15%
        719 American Standard Cos Inc                                     30,816
        400 Vulcan Materials Co                                           34,660
                                                                         $65,476

CHEMICALS --- 0.38%
      1,312 Ecolab Inc                                                    50,118
        394 International Flavors & Fragrances Inc                        13,522
      1,282 Praxair Inc                                                   70,702
        500 Sigma-Aldrich Corp                                            32,895
         91 Tronox Inc*                                                    1,542
                                                                        $168,779

COMMUNICATIONS - EQUIPMENT --- 3.87%
        300 ADC Telecommunications Inc*                                    7,677
      1,600 CIENA Corp*                                                    8,336
     45,771 Cisco Systems Inc (1)*                                       991,858
        700 Comverse Technology Inc*                                      16,471
      4,400 Corning Inc*                                                 118,404
      4,300 JDS Uniphase Corp*                                            17,931
     11,850 Lucent Technologies Inc*                                      36,143
      5,800 Motorola Inc                                                 132,878
      7,290 QUALCOMM Inc                                                 368,947
                                                                      $1,698,645

COMPUTER HARDWARE & SYSTEMS --- 4.52%
      3,350 Apple Computer Inc*                                          210,112
     17,494 Dell Inc*                                                    520,621
      8,000 EMC Corp*                                                    109,040
     11,731 International Business Machines Corp (1)                     967,456
        793 Lexmark International Group Inc Class A*                      35,986
        500 NCR Corp*                                                     20,895
      2,753 Network Appliance Inc*                                        99,191
      1,200 QLogic Corp                                                   23,220
                                                                      $1,986,521

COMPUTER SOFTWARE & SERVICES --- 9.37%
      4,440 Adobe Systems Inc                                            155,045
        900 Affiliated Computer Services Inc Class A*                     53,694
      1,700 Autodesk Inc*                                                 65,484
      2,729 Automatic Data Processing Inc                                124,661
        550 BMC Software Inc*                                             11,913
      1,200 CA Inc                                                        32,652
      1,281 Citrix Systems Inc*                                           48,550
      1,000 Compuware Corp*                                                7,830
        400 Convergys Corp*                                                7,284
      2,252 Electronic Arts Inc*                                         123,229
      5,668 First Data Corp                                              265,376
      1,300 Fiserv Inc*                                                   55,315
      1,333 Intuit Inc*                                                   70,902
     66,216 Microsoft Corp (1)                                         1,801,737
     27,937 Oracle Corp*                                                 382,458
        240 Parametric Technology Corp*                                    3,919
      2,468 Paychex Inc                                                  102,817
      7,710 Symantec Corp*                                               129,759
      1,650 VeriSign Inc*                                                 39,584
      9,356 Yahoo! Inc*                                                  301,825
      8,554 eBay Inc*                                                    334,119
                                                                      $4,118,153

CONGLOMERATES --- 3.53%
      3,400 3M Co                                                        257,346
     37,252 General Electric Co (1)                                    1,295,625
                                                                      $1,552,971

CONTAINERS --- 0.10%
        742 Ball Corp                                                     32,522
        500 Pactiv Corp*                                                  12,270
                                                                         $44,792

COSMETICS & PERSONAL CARE --- 0.24%
        400 Alberto-Culver Co Class B                                     17,692
      2,170 Avon Products Inc                                             67,639
        600 Estee Lauder Cos Inc                                          22,314
                                                                        $107,645

DISTRIBUTORS --- 0.37%
      4,570 SYSCO Corp                                                   146,469
        200 WW Grainger Inc                                               15,070
                                                                        $161,539

ELECTRIC COMPANIES --- 0.59%
      1,200 Edison International                                          49,416
      3,000 Exelon Corp                                                  158,700
      1,180 TXU Corp                                                      52,817
                                                                        $260,933

ELECTRONIC INSTRUMENTS & EQUIP --- 0.51%
      1,100 Agilent Technologies Inc*                                     41,305
        600 American Power Conversion Corp                                13,866
        480 Harman International Industries Inc                           53,342
      1,250 Jabil Circuit Inc*                                            53,575
        400 Molex Inc                                                     13,280
        600 Rockwell Automation Inc                                       43,146
        200 Tektronix Inc                                                  7,142
                                                                        $225,656

ELECTRONICS - SEMICONDUCTOR --- 3.11%
      1,642 Altera Corp*                                                  33,891
      1,692 Analog Devices Inc                                            64,787
      5,650 Applied Materials Inc                                         98,932
      3,225 Broadcom Corp Class A                                        139,191
      1,200 Freescale Semiconductor Inc*                                  33,324
     22,712 Intel Corp (1)                                               439,477
        800 KLA-Tencor Corp                                               38,688
        800 LSI Logic Corp*                                                9,248
      2,327 Linear Technology Corp                                        81,631
      2,311 Maxim Integrated Products Inc                                 85,854
      1,300 NVIDIA Corp                                                   74,438
      1,000 National Semiconductor Corp                                   27,840
        300 Novellus Systems Inc*                                          7,200
        668 PMC-Sierra Inc*                                                8,210
      5,850 Texas Instruments Inc                                        189,950
      1,355 Xilinx Inc                                                    34,498
                                                                      $1,367,159

FINANCIAL SERVICES --- 2.91%
      1,200 Ameriprise Financial Inc                                      54,072
      4,400 Countrywide Finance Corp                                     161,480
        550 Federated Investors Inc Class B                               21,478
      3,600 Fannie Mae (nonvtg)                                          185,040
        660 Franklin Resources Inc                                        62,198
      5,150 Freddie Mac                                                  314,150
      1,900 Golden West Financial Corp                                   129,010
      1,550 Janus Capital Group Inc                                       35,914
        700 MGIC Investment Corp                                          46,641
      1,200 Mellon Financial Corp                                         42,720
        876 Moody's Corp                                                  62,599
        650 Northern Trust Corp                                           34,125
      1,400 State Street Corp                                             84,602
        550 T Rowe Price Group Inc                                        43,016
                                                                      $1,277,045

FOOD & BEVERAGES --- 4.28%
      5,805 Anheuser-Busch Co Inc                                        248,280
        406 Brown-Forman Corp                                             31,250
      1,359 Campbell Soup Co                                              44,032
      8,422 Coca-Cola Co                                                 352,629
      2,650 General Mills Inc                                            134,302
      1,051 HJ Heinz Co                                                   39,854
        848 Hershey Food Corp                                             44,291
      1,860 Kellogg Co                                                    81,914
      1,028 McCormick & Co Inc (nonvtg)                                   34,808
        550 Pepsi Bottling Group Inc                                      16,715
     12,330 PepsiCo Inc                                                  712,551
      2,892 Sara Lee Corp                                                 51,709
      1,366 Wm Wrigley Jr Co                                              87,424
                                                                      $1,879,759

GOLD, METALS & MINING --- 0.37%
        200 Allegheny Technologies Inc                                    12,236
        661 Freeport-McMoRan Copper & Gold Inc                            39,508
      2,150 Newmont Mining Corp                                          111,564
                                                                        $163,308

HEALTH CARE RELATED --- 4.09%
      1,600 Aetna Inc                                                     78,624
      1,600 AmericsourceBergen Corp                                       77,232
        470 CIGNA Corp                                                    61,391
      3,100 Cardinal Health Inc                                          231,012
      3,350 Caremark Rx Inc                                              164,753
      1,150 Coventry Health Care Inc                                      62,077
      1,100 Express Scripts Inc Class A                                   96,690
      1,600 HCA Inc                                                       73,264
      1,800 Health Management Associates Inc Class A                      38,826
      1,200 Humana Inc*                                                   63,180
      1,498 IMS Health Inc                                                38,603
        900 Laboratory Corp of America Holdings*                          52,632
        600 Manor Care Inc                                                26,610
      1,200 Medco Health Solutions Inc*                                   68,664
      1,000 Patterson Cos Inc*                                            35,200
      1,150 Quest Diagnostics Inc                                         58,995
     10,154 UnitedHealth Group Inc                                       567,202
                                                                      $1,794,955

HOMEBUILDING --- 0.47%
        950 Centex Corp                                                   58,891
      2,000 DR Horton Inc                                                 66,440
        300 KB Home                                                       19,494
      1,000 Lennar Corp                                                   60,380
                                                                        $205,205

HOTELS/MOTELS --- 0.63%
      2,000 Carnival Corp                                                 94,740
      1,100 Hilton Hotels Corp                                            28,006
        600 Marriott International Inc Class A                            41,160
      1,650 Starwood Hotels & Resorts Worldwide Inc                      111,755
                                                                        $275,661

HOUSEHOLD GOODS --- 4.42%
        600 Black & Decker Corp                                           52,134
      1,106 Clorox Co                                                     66,194
      3,781 Colgate-Palmolive Co                                         215,895
      1,100 Fortune Brands Inc                                            88,693
      1,874 Kimberly-Clark Corp                                          108,317
        187 Maytag Corp                                                    3,989
     24,443 Procter & Gamble Co (1)                                    1,408,406
                                                                      $1,943,628

INSURANCE RELATED --- 3.09%
      2,400 AFLAC Inc                                                    108,312
        800 Ambac Financial Group Inc                                     63,680
     11,200 American International Group Inc                             740,208
        600 Cincinnati Financial Corp                                     25,242
        400 MBIA Inc                                                      24,052
      2,300 Marsh & McLennan Cos Inc                                      67,528
      1,480 Progressive Corp                                             154,305
      2,000 Prudential Financial Inc                                     151,620
        400 Torchmark Corp                                                22,840
                                                                      $1,357,787

INVESTMENT BANK/BROKERAGE FIRM --- 0.52%
      3,800 Charles Schwab Corp                                           65,398
      1,900 E*TRADE Financial Corp*                                       51,262
        770 Lehman Brothers Holdings Inc                                 111,288
                                                                        $227,948

LEISURE & ENTERTAINMENT --- 1.44%
      2,057 Harley-Davidson Inc                                          106,717
        900 Harrah's Entertainment Inc                                    70,164
      2,448 International Game Technology                                 86,219
     18,150 Time Warner Inc                                              304,739
      1,700 Viacom Inc Class B*                                           65,960
                                                                        $633,799

MACHINERY --- 0.63%
      1,800 Danaher Corp                                                 114,390
      1,400 ITT Industries Inc                                            78,708
        750 Illinois Tool Works Inc                                       72,233
        400 Pall Corp                                                     12,476
                                                                        $277,807

MEDICAL PRODUCTS --- 3.69%
        200 Bausch & Lomb Inc                                             12,740
      3,055 Baxter International Inc                                     118,565
      1,800 Becton Dickinson & Co                                        110,844
      1,782 Biomet Inc                                                    63,297
      4,372 Boston Scientific Corp*                                      100,775
        800 CR Bard Inc                                                   54,248
        900 Fisher Scientific International Inc*                          61,245
      2,475 Guidant Corp                                                 193,199
      1,100 Hospira Inc*                                                  43,406
      8,999 Medtronic Inc                                                456,699
        386 Millipore Corp*                                               28,201
      2,722 St Jude Medical Inc*                                         111,602
      2,092 Stryker Corp                                                  92,759
        400 Thermo Electron Corp*                                         14,836
        796 Waters Corp*                                                  34,347
      1,872 Zimmer Holdings Inc*                                         126,547

                                                                      $1,623,310

OFFICE EQUIPMENT & SUPPLIES --- 0.09%
        972 Pitney Bowes Inc                                              41,728
                                                                         $41,728

OIL & GAS --- 11.25%
        400 Amerada Hess Corp                                             56,960
      1,700 Anadarko Petroleum Corp                                      171,717
      2,450 Apache Corp                                                  160,500
      2,350 BJ Services Co                                                81,310
      1,650 Baker Hughes Inc                                             112,860
      2,850 Burlington Resources Inc                                     261,944
      2,800 Chesapeake Energy Corp                                        87,948
      9,400 Chevron Corp                                                 544,918
      3,300 Devon Energy Corp                                            201,861
      1,800 EOG Resources                                                129,600
     29,150 Exxon Mobil Corp (1)                                       1,774,053
      1,350 Halliburton Co                                                98,577
        450 Kerr-McGee Corp                                               42,966
        300 Kinder Morgan Inc                                             27,597
        600 Murphy Oil Corp                                               29,892
      1,200 Nabors Industries Ltd                                         85,896
        800 National-Oilwell Varco Inc*                                   51,296
        700 Noble Corp                                                    56,770
      2,150 Occidental Petroleum Corp                                    199,198
        400 Rowan Cos Inc                                                 17,584
      1,750 Schlumberger Ltd                                             221,498
        900 Transocean Inc*                                               72,270
      4,600 Valero Energy Corp                                           274,988
      1,400 Weatherford International Ltd                                 64,050
      2,733 XTO Energy Inc                                               119,077
                                                                      $4,945,330

PERSONAL LOANS --- 1.88%
      9,238 American Express Co                                          485,457
      2,250 Capital One Financial Corp                                   181,170
      3,098 SLM Corp                                                     160,910
                                                                        $827,537

PHARMACEUTICALS --- 11.20%
      7,122 Abbott Laboratories                                          302,471
      1,144 Allergan Inc                                                 124,124
        800 Barr Laboratories Inc*                                        50,384
      6,165 Bristol-Myers Squibb Co                                      151,721
      8,471 Eli Lilly & Co                                               468,446
      2,441 Forest Laboratories Inc*                                     108,942
     22,188 Johnson & Johnson (1)                                      1,313,973
      1,750 King Pharmaceuticals Inc*                                     30,188
      7,345 Merck & Co Inc                                               258,764
      1,600 Mylan Laboratories Inc                                        37,440
     54,800 Pfizer Inc                                                 1,365,616
     10,950 Schering-Plough Corp                                         207,941
        700 Watson Pharmaceuticals Inc*                                   20,118
      9,955 Wyeth                                                        483,017
                                                                      $4,923,145

POLLUTION CONTROL --- 0.17%
      2,100 Waste Management Inc                                          74,130
                                                                         $74,130

PRINTING & PUBLISHING --- 0.47%
        392 Dow Jones & Co Inc                                            15,406
      1,050 Gannett Co Inc                                                62,916
        200 Knight-Ridder Inc                                             12,642
      1,546 McGraw-Hill Cos Inc                                           89,081
        188 Meredith Corp                                                 10,489
        600 New York Times Co                                             15,186
                                                                        $205,720

REAL ESTATE --- 0.38%
        500 Plum Creek Timber Co Inc REIT                                 18,465
        600 ProLogis Trust REIT                                           32,100
        300 Public Storage Inc REIT                                       24,369
        500 Simon Property Group Inc REIT                                 42,070
        500 Vornado Realty Trust REIT                                     48,000
                                                                        $165,004

RESTAURANTS --- 1.31%
      1,000 Darden Restaurants Inc                                        41,030
      4,900 McDonald's Corp                                              168,364
      5,688 Starbucks Corp                                               214,096
        800 Wendy's International Inc                                     49,648
      2,105 Yum! Brands Inc                                              102,850
                                                                        $575,988

RETAIL --- 8.43%
      2,250 Amazon.com Inc*                                               82,148
        406 AutoZone Inc*                                                 40,474
      2,066 Bed Bath & Beyond Inc*                                        79,334
      3,039 Best Buy Co Inc                                              169,971
      1,452 Dollar General Corp                                           25,657
        600 Family Dollar Stores Inc                                      15,960
      2,650 Gap Inc                                                       49,502
     15,800 Home Depot Inc                                               668,340
      2,600 Kohl's Corp*                                                 137,826
      2,900 Kroger Co                                                     59,044
      5,807 Lowe's Cos Inc                                               374,203
      1,300 Office Depot Inc*                                             48,412
        852 RadioShack Corp                                               16,384
        740 Sears Holding Corp*                                           97,858
        400 Sherwin-Williams Co                                           19,776
      3,300 Staples Inc                                                   84,216
      3,396 TJX Cos Inc                                                   84,289
      6,550 Target Corp                                                  340,666
      1,000 Tiffany & Co                                                  37,540
     18,614 Wal-Mart Stores Inc (1)                                      879,325
      7,533 Walgreen Co                                                  324,898
      1,040 Whole Foods Market Inc                                        69,098
                                                                      $3,704,921

SHOES --- 0.28%
      1,450 NIKE Inc Class B                                             123,395
                                                                        $123,395

SPECIALIZED SERVICES --- 1.08%
      1,004 Apollo Group Inc*                                             52,720
      7,550 Cendant Corp                                                 130,993
      1,000 Cintas Corp                                                   42,620
        905 Equifax Inc                                                   33,702
      2,266 H&R Block Inc                                                 49,059
      1,200 Interpublic Group of Cos Inc*                                 11,472
        300 Monster Worldwide Inc*                                        14,958
      1,355 Omnicom Group Inc                                            112,804
        721 Robert Half International Inc                                 27,838
                                                                        $476,166

TELEPHONE & TELECOMMUNICATIONS --- 0.18%
      1,250 ALLTEL Corp                                                   80,938
                                                                         $80,938

TEXTILES --- 0.30%
      2,900 Coach Inc*                                                   100,282
        750 Liz Claiborne Inc                                             30,735
                                                                        $131,017

TOBACCO --- 1.66%
      9,603 Altria Group Inc (1)                                         680,469
      1,210 UST Inc                                                       50,336
                                                                        $730,805

UNIT INVESTMENT TRUST --- 0.08%
        600 iShares S&P 500 Growth Index Fund                             36,540
                                                                         $36,540

UTILITIES --- 0.10%
      2,500 AES Corp*                                                     42,650
                                                                         $42,650

TOTAL COMMON STOCK --- 99.26%                                        $43,613,387
(Cost $39,066,938)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

      227,000 Fannie Mae                                                 226,941
                 4.720%, April 3, 2006
      100,000 United States of America (1)                                99,534
                 4.220%, May 11, 2006


TOTAL SHORT-TERM INVESTMENTS --- 0.74%                                  $326,475
(Cost $326,475)

TOTAL MAXIM GROWTH INDEX PORTFOLIO --- 100%                          $43,939,862
(Cost $39,393,413)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT - Real Estate Investment Trust

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

As of March 31, 2006, the Maxim Growth Index Portfolio had 1 open S&P 500 long futures contract. The contract expires in June 2006 and the Portfolio has recorded unrealized depreciation of $1,413.

At March 31, 2006, the U.S. Federal income tax cost basis was $43,012,672. The Maxim Growth Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,469,291 and gross depreciation of securities in which there was an excess of tax cost over value of $4,542,093, resulting in net appreciation of $927,198.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.57%
    221,122 BAE Systems PLC sponsored ADR ^^                           6,455,082
                                                                      $6,455,082

AIRLINES --- 1.15%
    200,500 BAA PLC sponsored ADR ^^                                   2,883,070
                                                                      $2,883,070

AUTO PARTS & EQUIPMENT --- 2.32%
     55,775 Compagnie Generale des Etablissements Michelin Class B     3,504,610
     85,700 NOK Corp                                                   2,308,148
                                                                      $5,812,758

AUTOMOBILES --- 2.80%
     65,800 Bayerische Motoren Werke AG                                3,624,191
     31,125 Toyota Motor Corp sponsored ADR                            3,389,513
                                                                      $7,013,704

CHEMICALS --- 3.45%
     50,000 BASF AG sponsored ADR ^^                                   3,920,000
     87,400 Shin-Etsu Chemical Co Ltd                                  4,744,996
                                                                      $8,664,996

COSMETICS & PERSONAL CARE --- 0.81%
      7,750 Kao Corp ADR ^^                                            2,036,189
                                                                      $2,036,189

ELECTRIC COMPANIES --- 0.58%
     67,325 Korea Electric Power Corp sponsored ADR ^^*                1,454,220
                                                                      $1,454,220

ELECTRONIC INSTRUMENTS & EQUIP --- 2.91%
     69,650 Koninklijke Philips Electronics NV NY Shrs ^^              2,343,723
    107,750 Sony Corp sponsored ADR                                    4,964,043
                                                                      $7,307,766

ELECTRONICS - SEMICONDUCTOR --- 0.58%
     36,000 NEC Electronics Corp                                       1,465,081
                                                                      $1,465,081

FOOD & BEVERAGES --- 6.22%
     67,500 Cadbury Schweppes PLC sponsored ADR ^^                     2,700,000
     66,750 Diageo Capital PLC sponsored ADR ^^                        4,233,953
    223,200 Heineken NV ADR                                            4,229,863
     61,300 Nestle SA sponsored ADR ^^                                 4,438,120
                                                                     $15,601,936

FOREIGN BANKS --- 17.77%
     91,700 Credit Agricole SA                                         3,568,297
     78,400 Credit Suisse Group sponsored ADR ^^                       4,379,424
    205,000 Danske Bank A/S unsponsored ADR                            3,798,117
     21,200 Deutsche Bank AG ^^                                        2,421,888
     38,525 HSBC Holdings PLC sponsored ADR ^^                         3,227,625
     91,275 ING Groep NV sponsored ADR                                 3,596,235
    537,000 Lloyds TSB Group PLC                                       5,136,100
     29,400 National Australia Bank Ltd sponsored ADR ^^               3,955,770
    267,000 Nordea AB                                                  3,299,576
    224,800 Royal Bank of Scotland Group PLC                           7,319,261
    128,750 Societe Generale sponsored ADR                             3,867,148
                                                                     $44,569,441

GOLD, METALS & MINING --- 1.40%
    179,100 Anglo American PLC unsponsored ADR                         3,504,987
                                                                      $3,504,987

INSURANCE RELATED --- 4.20%
    276,220 Aegon NV                                                   5,090,735
    232,800 Zurich Financial Services AG ADR                          5,435,880
                                                                     $10,526,615

INVESTMENT BANK/BROKERAGE FIRM --- 2.14%
    242,000 Nomura Holdings Inc ADR                                    5,365,140
                                                                      $5,365,140

MACHINERY --- 1.02%
     16,500 SMC Corp                                                   2,571,028
                                                                      $2,571,028

MISCELLANEOUS --- 0.88%
     47,900 Hutchison Whampoa Ltd ADR                                  2,195,976
                                                                      $2,195,976

OFFICE EQUIPMENT & SUPPLIES --- 2.30%
     87,275 Canon Inc sponsored ADR                                    5,764,514
                                                                      $5,764,514

OIL & GAS --- 7.51%
     31,800 BP PLC sponsored ADR                                       2,192,292
     36,840 EnCana Corp                                                1,721,533
     61,877 Eni SpA sponsored ADR ^^                                   3,525,751
     86,600 Repsol YPF SA sponsored ADR                                2,468,100
     35,150 Royal Dutch Shell PLC ADR                                  2,290,023
    107,100 Statoil ASA sponsored ADR ^^                               3,050,208
     27,350 Total SA sponsored ADR ^^                                  3,602,816
                                                                     $18,850,723

PAPER & FOREST PRODUCTS --- 2.78%
    221,000 Stora Enso OYJ sponsored ADR ^^                            3,392,350
    151,825 UPM-Kymmene OYJ sponsored ADR ^^                           3,583,070
                                                                      $6,975,420

PHARMACEUTICALS --- 8.26%
    135,650 Glaxosmithkline PLC ADR                                    7,095,852
    123,750 Novartis AG ADR                                            6,860,700
     22,800 Roche Holdings AG Ltd sponsored ADR                        1,693,185
     89,100 Takeda Chemical Industries Ltd                             5,079,533
                                                                     $20,729,270

PHOTOGRAPHY/IMAGING --- 1.87%
    140,100 Fuji Photo Film Co Ltd ADR                                 4,696,152
                                                                      $4,696,152

PRINTING & PUBLISHING --- 1.84%
    120,100 Reed Elsevier PLC sponsored ADR                            4,604,634
                                                                      $4,604,634

RAILROADS --- 1.68%
        570 East Japan Railway Co                                      4,222,940
                                                                      $4,222,940

REAL ESTATE --- 0.92%
    218,900 Cheung Kong Holdings Ltd unsponsored ADR                  2,320,209
                                                                      $2,320,209

RETAIL --- 4.40%
     95,965 Boots Group PLC unsponsored ADR ^^                         1,197,658
    442,000 Kingfisher PLC sponsored ADR ^^                            3,757,000
     56,900 Seven & I Holdings Co Ltd                                  2,252,795
  1,159,400 William Morrison Supermarkets PLC                          3,832,303
                                                                     $11,039,756

TELEPHONE & TELECOMMUNICATIONS --- 9.66%
     82,570 BCE Inc                                                    1,986,634
     96,100 Belgacom SA                                                3,073,365
    130,725 KT Corp sponsored ADR                                      2,784,443
    129,000 Nippon Telegraph & Telephone Corp sponsored ADR            2,779,950
    318,500 Nokia OYJ sponsored ADR ^^                                 6,599,320
     50,950 Telefonos de Mexico SA de CV sponsored ADR                 1,145,356
    280,200 Vodafone Group PLC sponsored ADR                           5,856,180
                                                                     $24,225,248

TOYS --- 1.46%
    196,800 Nintendo Co Ltd ADR                                        3,650,640
                                                                      $3,650,640

TRANSPORTATION --- 2.24%
    162,752 TNT NV ADR                                                 5,619,827
                                                                      $5,619,827

TOTAL COMMON STOCK --- 95.72%                                       $240,127,322
(Cost $181,410,255)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

 10,742,000 Fannie Mae                                                10,739,225
               4.720%, April 3, 2006


TOTAL SHORT-TERM INVESTMENTS --- 4.28%                               $10,739,225
(Cost $10,739,225)

TOTAL MAXIM INVESCO ADR PORTFOLIO --- 100%                          $250,866,547
(Cost $192,149,480)

Legend
* Non-income Producing Security
^^ A portion or all of the security is on loan at March 31, 2006. ADR - American Depository Receipt See Attached Summary of Investments by Country.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2006, the U.S. Federal income tax cost basis was $193,302,229. The Maxim INVESCO ADR Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $59,749,173 and gross depreciation of securities in which there was an excess of tax cost over value of $2,184,855, resulting in net appreciation of $57,564,318.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
MARCH 31, 2006
UNAUDITED

                                                       % of Portfolio
         Country                     Value ($)           Investments
---------------------------      -----------------    ------------------
Belgium                     $           3,073,365                 1.23%
Canada                                  3,708,167                 1.48%
Denmark                                 3,798,117                 1.51%
Finland                                13,574,740                 5.41%
France                                 14,542,871                 5.80%
Germany                                 9,966,079                 3.97%
Hong Kong                               4,516,185                 1.80%
Italy                                   3,525,751                 1.41%
Japan                                  47,204,997                18.82%
Korea                                   4,238,663                 1.69%
Mexico                                  1,145,356                 0.46%
Netherlands                            15,789,648                 6.29%
Norway                                  3,050,208                 1.22%
Spain                                   2,468,100                 0.98%
Sweden                                  3,299,576                 1.32%
Switzerland                            22,807,309                 9.09%
United Kingdom                         66,286,020                26.41%
United States                          27,871,395                11.11%
                                 -----------------    ------------------
                            $         250,866,547               100.00%
                                 =================    ==================

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.10%
     14,729 AAR Corp*                                                    419,482
      4,800 Applied Signal Technology Inc ^^                              95,184
     12,305 Armor Holdings Inc ^^*                                       717,258
     11,050 Ceradyne Inc ^^*                                             551,395
      6,416 Cubic Corp ^^                                                153,599
      9,084 Curtiss-Wright Corp                                          601,361
      6,125 EDO Corp ^^                                                  188,956
     10,516 Esterline Technologies Corp ^^*                              449,559
     22,818 GenCorp Inc ^^*                                              468,910
      9,895 Kaman Corp Class A                                           248,958
     15,275 Moog Inc*                                                    542,110
     14,098 Teledyne Technologies Inc*                                   501,889
      6,571 Triumph Group Inc*                                           290,832
                                                                      $5,229,493

AGRICULTURE --- 0.55%
     30,708 Corn Products International Inc                              908,036
     14,867 Delta & Pine Land Co                                         448,389
                                                                      $1,356,425

AIR FREIGHT --- 0.60%
     13,600 EGL Inc*                                                     612,000
     13,021 Forward Air Corp                                             485,553
      8,400 Hub Group Inc*                                               382,872
                                                                      $1,480,425

AIRLINES --- 0.40%
     14,985 Frontier Airlines Inc ^^*                                    115,385
     14,477 Mesa Air Group Inc ^^*                                       165,617
     24,027 SkyWest Inc                                                  703,270
                                                                        $984,272

AUTO PARTS & EQUIPMENT --- 0.39%
      6,200 Drew Industries Inc                                          220,410
     19,100 LKQ Corp                                                     397,471
      5,143 Midas Inc ^^*                                                112,477
      4,822 Standard Motor Products Inc ^^                                42,819
      9,500 Superior Industries International Inc ^^                     183,920
                                                                        $957,097

AUTOMOBILES --- 0.38%
      5,864 Coachmen Industries Inc                                       66,732
     26,475 Fleetwood Enterprises Inc ^^*                                295,726
     11,010 Monaco Coach Corp ^^                                         147,534
     13,658 Winnebago Industries Inc ^^                                  414,384
                                                                        $924,376

BANKS --- 5.14%
     14,582 Boston Private Financial Holdings Inc                        492,726
     12,600 Central Pacific Financial Corp                               462,672
     19,511 Chittenden Corp                                              565,234
     12,400 Community Bank System Inc                                    276,892
     24,816 East West Bancorp Inc                                        956,657
     33,528 First BanCorp ^^                                             414,406
     20,420 First Midwest Bancorp Inc                                    746,759
      9,503 First Republic Bank                                          359,403
     13,000 Glacier Bancorp Inc                                          403,650
     15,870 Gold Banc Corp Inc                                           290,738
     16,300 Hanmi Financial Corp ^^                                      294,378
      7,393 Irwin Financial Corp ^^                                      142,907
      8,200 Nara Bancorp Inc ^^                                          143,910
      7,300 PrivateBancorp Inc ^^                                        302,877
      8,900 Prosperity Bancshares Inc                                    268,869
     13,666 Provident Bankshares Corp ^^                                 498,126
     31,156 Republic Bancorp Inc ^^                                      375,118
     31,029 South Financial Group Inc ^^                                 811,408
     18,811 Sterling Bancshares Inc                                      339,539
     14,465 Sterling Financial Corp                                      419,485
     19,430 Susquehanna Bancshares Inc                                   500,711
     31,073 TrustCo Bank Corp NY ^^                                      378,158
     38,668 UCBH Holdings Inc ^^                                         731,599
     18,510 Umpqua Holdings Corp ^^                                      527,535
     15,449 United Bankshares Inc                                        591,233
     26,261 Whitney Holding Corp                                         931,215
      9,867 Wintrust Financial Corp ^^                                   573,963
                                                                     $12,800,168

BIOTECHNOLOGY --- 0.36%
     14,644 ArQule Inc*                                                   84,057
     11,089 Cambrex Corp                                                 216,679
     11,343 Enzo Biochem Inc ^^*                                         153,131
     18,359 Regeneron Pharmaceuticals Inc*                               305,310
     25,373 Savient Pharmaceuticals Inc*                                 135,238
                                                                        $894,415

BUILDING MATERIALS --- 1.52%
     11,555 Apogee Enterprises Inc                                       195,048
      7,515 ElkCorp                                                      253,631
     10,495 Griffon Corp*                                                260,696
     17,500 Headwaters Inc ^^*                                           696,325
     23,577 Lennox International Inc                                     704,009
     15,310 Simpson Manufacturing Co Inc                                 662,923
      9,640 Texas Industries Inc ^^                                      583,124
      6,820 Universal Forest Products Inc ^^                             433,002
                                                                      $3,788,758

CHEMICALS --- 1.30%
     12,796 A Schulman Inc                                               316,701
      9,958 Arch Chemicals Inc                                           302,723
     14,195 Georgia Gulf Corp                                            368,928
     12,102 HB Fuller Co                                                 621,317
     10,471 MacDermid Inc                                                336,643
      5,211 Material Sciences Corp*                                       62,949
     12,153 OM Group Inc*                                                279,519
     17,108 Omnova Solutions Inc*                                        104,701
      3,606 Penford Corp                                                  57,984
     38,185 PolyOne Corp*                                                355,884
      4,040 Quaker Chemical Corp                                          87,870
     17,000 Tronox Inc*                                                  288,830
      7,055 Wellman Inc ^^                                                44,870
                                                                      $3,228,919

COMMUNICATIONS - EQUIPMENT --- 1.23%
      4,871 Bel Fuse Inc Class B                                         170,631
     17,964 Belden CDT Inc                                               489,160
      7,303 Black Box Corp                                               350,909
      6,000 Blue Coat Systems Inc ^^*                                    130,440
     19,844 C-Cor Inc*                                                   173,437
      8,400 Comtech Telecommunications Corp*                             245,028
      8,497 Digi International Inc*                                       99,160
     13,400 Ditech Communications Corp*                                  140,030
     30,536 Harmonic Inc ^^*                                             194,514
      8,679 Inter-Tel Inc                                                186,078
     13,600 NETGEAR Inc*                                                 258,536
     10,235 Network Equipment Technologies Inc*                           40,633
      8,789 PC-Tel Inc*                                                   83,671
     19,105 SymmetriCom Inc ^^*                                          163,348
      5,410 Tollgrade Communications Inc*                                 80,501
      9,396 ViaSat Inc*                                                  269,195
                                                                      $3,075,271

COMPUTER HARDWARE & SYSTEMS --- 0.95%
     47,292 Adaptec Inc*                                                 261,525
     17,470 Avid Technology Inc ^^*                                      759,246
     10,647 Hutchinson Technology Inc ^^*                                321,220
     12,500 Komag Inc ^^*                                                595,000
     12,100 Novatel Wireless Inc ^^*                                     108,295
      6,455 SBS Technologies Inc*                                        104,571
     10,300 Synaptics Inc ^^*                                            226,497
                                                                      $2,376,354

COMPUTER SOFTWARE & SERVICES --- 5.46%
     13,350 ANSYS Inc ^^*                                                722,903
      9,600 Altiris Inc ^^*                                              211,296
     12,539 CACI International Inc Class A*                              824,439
     22,657 CIBER Inc*                                                   144,552
     11,777 Captaris Inc*                                                 54,528
      4,215 Catapult Communications Corp ^^*                              56,060
     14,300 Digital Insight Corp*                                        520,520
      5,650 EPIQ Systems Inc*                                            107,350
     23,000 Epicor Software Corp*                                        308,890
     14,066 FactSet Research Systems Inc                                 623,827
     17,438 FileNET Corp*                                                471,175
     24,697 Hyperion Solutions Corp                                      805,122
     11,500 InfoSpace Inc*                                               321,425
     16,000 Internet Security Systems Inc*                               383,680
     11,926 JDA Software Group Inc*                                      172,211
     18,900 Keane Inc ^^*                                                297,675
     13,272 Kronos Inc*                                                  496,240
      7,989 MAXIMUS Inc                                                  287,444
     16,290 MICROS Systems Inc*                                          750,480
     11,500 MIVA Inc*                                                     46,920
      8,994 MRO Software Inc*                                            143,544
      7,430 ManTech International Corp ^^*                               246,825
     11,445 Manhattan Associates Inc ^^*                                 251,790
      8,670 MapInfo Corp*                                                121,553
     18,211 Napster Inc ^^*                                               61,553
      8,200 Neoware Systems Inc ^^*                                      242,884
      8,200 Open Solutions Inc ^^*                                       223,942
     13,645 Per-Se Technologies Inc ^^*                                  363,776
     10,346 Phoenix Technologies Ltd*                                     70,146
     16,796 Progress Software Corp*                                      488,596
      6,800 Quality Systems Inc ^^                                       225,080
      9,737 Radiant Systems Inc*                                         131,644
      7,021 SPSS Inc*                                                    222,285
     22,300 Secure Computing Corp ^^*                                    257,342
     10,500 Sonic Solutions*                                             190,155
     26,516 THQ Inc ^^                                                   686,499
     29,672 Take-Two Interactive Software Inc ^^                         553,680
     14,390 WebEx Communications Inc ^^*                                 484,511
     19,916 Websense Inc                                                 549,283
     10,330 j2 Global Communications Inc ^^*                             485,510
                                                                     $13,607,335

CONGLOMERATES --- 0.13%
      4,670 Standex International Corp                                   147,852
     11,526 Tredegar Corp                                                183,379
                                                                        $331,231

CONTAINERS --- 0.41%
     14,631 AptarGroup Inc                                               808,363
     12,931 Myers Industries Inc                                         206,767
                                                                      $1,015,130

COSMETICS & PERSONAL CARE --- 0.41%
     23,112 NBTY Inc*                                                    520,482
      4,800 Nature's Sunshine Products Inc                                60,000
     26,300 Playtex Products Inc*                                        275,361
      4,100 USANA Health Sciences Inc ^^*                                171,052
                                                                      $1,026,895

DISTRIBUTORS --- 1.59%
     10,196 Applied Industrial Technologies Inc                          454,742
      7,652 Audiovox Corp Class A*                                        91,365
     11,986 Building Materials Holding Corp ^^                           427,181
      1,856 Lawson Products Inc                                           75,985
      5,507 Nash Finch Co ^^                                             164,659
     16,548 Owens & Minor Inc                                            542,278
     14,200 Performance Food Group Co*                                   442,898
     17,438 United Natural Foods Inc ^^*                                 609,807
      9,910 Watsco Inc                                                   704,106
     11,400 World Fuel Services Corp ^^                                  461,016
                                                                      $3,974,037

ELECTRIC COMPANIES --- 1.04%
     12,500 ALLETE Inc                                                   582,500
      5,599 CH Energy Group Inc                                          268,752
      5,088 Central Vermont Public Service Corp ^^                       107,916
     20,724 Cleco Corp                                                   462,767
     19,891 El Paso Electric Co*                                         378,725
      2,173 Green Mountain Power Corp                                     62,778
      5,421 UIL Holdings Corp ^^                                         283,789
     14,477 UniSource Energy Corp                                        441,549
                                                                      $2,588,776

ELECTRONIC INSTRUMENTS & EQUIP --- 5.56%
      8,374 AO Smith Corp ^^                                             442,147
     18,660 Acuity Brands Inc                                            746,400
     31,050 Aeroflex Inc*                                                426,317
     12,654 Agilysys Inc                                                 190,569
     13,645 Anixter International Inc                                    651,958
     16,746 Artesyn Technologies Inc*                                    183,369
     11,730 Baldor Electric Co                                           397,295
     12,401 Bell Microproducts Inc ^^*                                    76,390
     17,727 Benchmark Electronics Inc                                    679,830
     17,250 Brightpoint Inc                                              535,785
     10,457 C&D Technologies Inc                                          96,623
     14,812 CTS Corp                                                     198,185
     16,109 Checkpoint Systems Inc*                                      433,010
     19,387 Cognex Corp                                                  574,631
     12,902 Coherent Inc*                                                452,989
      6,500 Daktronics Inc                                               237,250
     11,978 Electro Scientific Industries Inc*                           265,073
     28,644 Flir Systems Inc*                                            813,776
      9,323 Gerber Scientific Inc*                                        96,400
      9,662 Global Imaging Systems Inc*                                  366,963
     10,371 Itron Inc*                                                   620,704
      5,867 Keithley Instruments Inc                                      90,117
      9,300 Littelfuse Inc*                                              317,409
      8,000 MTS Systems Corp                                             334,640
     12,027 MagneTek Inc*                                                 47,747
      8,690 Mercury Computer Systems Inc ^^*                             140,778
     15,492 Methode Electronics Inc Class A                              168,708
      8,328 Park Electrochemical Corp                                    245,676
     15,278 Paxar Corp*                                                  298,990
      7,031 Photon Dynamics Inc ^^*                                      131,831
      6,218 Planar Systems Inc*                                          105,209
      8,513 RadiSys Corp*                                                168,983
     12,756 Regal-Beloit Corp ^^                                         539,196
      6,741 Rogers Corp*                                                 367,250
      5,300 ScanSource Inc ^^*                                           320,173
     16,842 Technitrol Inc ^^                                            403,871
     22,590 Trimble Navigation Ltd*                                    1,017,680
      7,937 Vicor Corp                                                   156,597
     12,265 Woodward Governor Co                                         407,811
      7,663 X-Rite Inc ^^                                                101,765
                                                                     $13,850,095

ELECTRONICS - SEMICONDUCTOR --- 3.05%
     15,614 ATMI Inc ^^*                                                 471,543
     10,504 Actel Corp*                                                  167,434
     12,121 Advanced Energy Industries Inc*                              171,270
     41,705 Axcelis Technologies Inc*                                    244,391
     30,911 Brooks Automation Inc*                                       440,173
      9,299 Cohu Inc                                                     197,325
     14,885 Cymer Inc ^^*                                                676,374
     11,805 DSP Group Inc*                                               342,463
      7,900 Diodes Inc                                                   327,850
     14,658 ESS Technology Inc*                                           48,665
     14,736 Exar Corp*                                                   210,430
     10,403 FEI Co ^^*                                                   206,500
     28,548 Kopin Corp ^^*                                               143,025
     23,298 Kulicke & Soffa Industries Inc ^^*                           222,263
     26,958 Microsemi Corp*                                              784,747
     10,813 Pericom Semiconductor Corp*                                  106,616
     17,176 Photronics Inc ^^*                                           322,222
     12,293 Power Integrations Inc*                                      304,621
      9,803 Rudolph Technologies Inc*                                    167,141
     66,240 Skywork Solutions Inc*                                       449,770
      8,841 Standard Microsystems Corp*                                  229,689
      4,957 Supertex Inc ^^*                                             186,482
      9,861 Ultratech Inc ^^*                                            241,397
     23,881 Varian Semiconductor Equipment Associates Inc                670,578
     11,163 Veeco Instruments Inc ^^*                                    260,656
                                                                      $7,593,625

ENGINEERING & CONSTRUCTION --- 1.16%
     12,934 EMCOR Group Inc                                              642,302
     11,225 Insituform Technologies Inc Class A*                         298,585
      5,100 M/I Homes Inc ^^                                             239,700
     32,944 Shaw Group Inc*                                            1,001,498
     17,914 URS Corp*                                                    721,039
                                                                      $2,903,124

FINANCIAL SERVICES --- 1.96%
      7,554 Anchor Bancorp Wisconsin Inc                                 228,962
     18,600 BankAtlantic Bancorp Inc Class B                             267,654
     13,181 BankUnited Financial Corp ^^                                 356,414
     25,580 Brookline Bancorp Inc ^^                                     396,234
     11,435 Dime Community Bancshares                                    164,321
      8,733 Downey Financial Corp                                        587,731
      9,300 Fidelity Bankshares Inc ^^                                   312,759
     11,277 Financial Federal Corp ^^                                    330,416
      6,934 FirstFed Financial Corp ^^*                                  414,723
     14,414 Flagstar Bancorp Inc                                         217,651
      9,200 Franklin Bank Corp*                                          176,916
     27,135 Fremont General Corp ^^                                      585,031
      8,100 Harbor Florida Bancshares Inc                                306,747
     12,260 MAF Bancorp Inc                                              536,620
                                                                      $4,882,179

FOOD & BEVERAGES --- 1.34%
      7,642 American Italian Pasta Co Class A ^^                          47,839
     21,743 Flowers Foods Inc                                            645,767
     15,794 Hain Celestial Group Inc*                                    413,645
      5,300 Hansen Natural Corp ^^                                       668,065
      5,616 J&J Snack Foods Corp                                         188,641
     12,525 Lance Inc                                                    281,813
      5,800 Peets Coffee & Tea Inc ^^*                                   174,000
     11,960 Ralcorp Holdings Inc*                                        455,078
      5,900 Sanderson Farms Inc ^^                                       132,160
     12,900 TreeHouse Foods Inc*                                         342,495
                                                                      $3,349,503

GOLD, METALS & MINING --- 3.61%
      4,042 AM Castle & Co                                               119,239
      9,100 AMCOL International Corp                                     262,080
     12,949 Aleris International Inc*                                    622,458
      7,900 Brush Engineered Materials Inc*                              156,025
      9,200 Carpenter Technology Corp                                    869,584
      9,445 Century Aluminum Co*                                         400,940
      9,540 Chaparral Steel Co*                                          619,337
      9,150 Cleveland-Cliffs Inc ^^                                      797,148
     24,358 Commercial Metals Co ^^                                    1,302,909
     31,962 Massey Energy Co (1) ^^                                    1,152,869
     10,515 Quanex Corp                                                  700,614
      9,625 RTI International Metals Inc*                                527,931
     11,488 Reliance Steel & Aluminum Co                               1,078,953
     10,472 Ryerson Inc ^^                                               280,231
      4,598 Steel Technologies Inc                                       111,731
                                                                      $9,002,049

HEALTH CARE RELATED --- 4.17%
     21,388 AMERIGROUP Corp ^^*                                          450,004
     12,267 AmSurg Corp ^^*                                              278,338
      6,600 Amedisys Inc ^^*                                             229,350
     17,870 Centene Corp ^^*                                             521,268
     25,784 Cerner Corp (1) ^^                                         1,223,451
     10,678 Chemed Corp                                                  633,633
      8,630 Cross Country Healthcare Inc*                                167,077
      9,054 Cryolife Inc ^^*                                              39,838
     17,999 Dendrite International Inc*                                  245,686
      8,100 Genesis HealthCare Corp ^^*                                  355,914
     10,800 Gentiva Health Services Inc*                                 196,668
     14,280 Healthways Inc*                                              727,423
     27,352 Hooper Holmes Inc                                             79,047
      8,600 LCA-Vision Inc ^^                                            430,946
      8,800 Matria Healthcare Inc*                                       334,048
     14,325 Odyssey Healthcare Inc ^^*                                   246,533
     11,051 PAREXEL International Corp ^^*                               292,188
     10,103 Pediatrix Medical Group Inc                                1,036,972
      6,918 RehabCare Group Inc*                                         130,404
      7,600 SFBC International Inc ^^*                                   185,288
     21,524 Sierra Health Services Inc ^^                                876,027
     17,228 Sunrise Senior Living Inc ^^                                 671,375
     18,375 United Surgical Partners International Inc                   650,659
     11,500 Ventiv Health Inc*                                           382,030
                                                                     $10,384,167

HOMEBUILDING --- 1.46%
     31,541 Champion Enterprises Inc*                                    471,853
      9,600 Meritage Homes Corp ^^*                                      527,616
      2,100 NVR Inc (1)*                                               1,551,795
      2,822 Skyline Corp                                                 116,774
     28,528 Standard Pacific Corp (1) ^^                                 959,111
                                                                      $3,627,149

HOTELS/MOTELS --- 0.07%
      9,162 Marcus Corp                                                  182,782
                                                                        $182,782

HOUSEHOLD GOODS --- 0.86%
      4,836 Bassett Furniture Industries Inc                              96,478
     13,724 Ethan Allen Interiors Inc ^^                                 576,682
     19,914 Interface Inc*                                               275,012
     21,398 La-Z-Boy Inc ^^                                              363,766
      5,730 Lenox Group Inc*                                              75,063
      5,783 Libbey Inc                                                    40,944
      1,967 National Presto Industries Inc                                96,717
      4,882 Russ Berrie & Co Inc*                                         74,206
     15,550 Spectrum Brands Inc ^^*                                      337,746
      6,956 WD-40 Co                                                     214,593
                                                                      $2,151,207

INSURANCE RELATED --- 2.76%
     11,922 Delphi Financial Group Inc Class A                           615,533
     15,022 Hilb Rogal & Hobbs Co ^^                                     619,207
      8,600 Infinity Property & Casualty Corp                            358,964
      7,238 LandAmerica Financial Group Inc ^^                           491,098
     22,996 Philadelphia Consolidated Holding Corp                       785,083
      8,850 Presidential Life Corp                                       224,879
     12,900 ProAssurance Corp*                                           670,800
      8,922 RLI Corp ^^                                                  511,231
      4,149 SCPIE Holdings Inc*                                          101,651
     11,865 Selective Insurance Group Inc ^^                             628,845
      7,559 Stewart Information Services Corp                            355,878
     14,567 UICI                                                         538,833
      7,100 United Fire & Casualty Co ^^                                 233,590
     15,512 Zenith National Insurance Corp                               746,593
                                                                      $6,882,185

INVESTMENT BANK/BROKERAGE FIRM --- 0.77%
     17,600 Investment Technology Group Inc*                             876,480
     25,100 LaBranche & Co Inc ^^*                                       396,831
      8,610 Piper Jaffray Cos Inc*                                       473,550
      6,558 SWS Group Inc                                                171,492

                                                                      $1,918,353

LEISURE & ENTERTAINMENT --- 2.43%
      5,267 4Kids Entertainment Inc ^^*                                   90,540
      5,316 Arctic Cat Inc                                               127,903
     14,945 Aztar Corp*                                                  627,541
     14,155 Bally Total Fitness ^^*                                      132,632
     11,204 JAKKS Pacific Inc*                                           299,595
     19,404 K2 Inc ^^*                                                   243,520
     28,000 Live Nation*                                                 555,520
      6,600 MarineMax Inc ^^*                                            221,232
     11,200 Multimedia Games Inc ^^*                                     166,656
     13,835 Nautilus Group Inc ^^                                        206,833
     19,512 Pinnacle Entertainment Inc*                                  549,653
     17,286 Polaris Industries Inc ^^                                    943,124
     21,841 SCP Pool Corp                                              1,024,561
     14,427 Shuffle Master Inc ^^*                                       515,621
      8,900 Sturm Ruger & Co Inc ^^                                       71,022
      9,423 WMS Industries Inc ^^*                                       283,632
                                                                      $6,059,585

MACHINERY --- 5.40%
      7,400 ASV Inc ^^                                                   238,428
     13,184 Albany International Corp Class A                            502,179
      7,266 Astec Industries Inc*                                        260,849
      7,333 Barnes Group Inc                                             296,987
     21,528 Briggs & Stratton Corp                                       761,445
     21,470 CLARCOR Inc                                                  764,332
      9,000 EnPro Industries Inc ^^*                                     308,700
     10,773 Gardner Denver Inc                                           702,400
     22,060 IDEX Corp                                                  1,150,870
     43,964 JLG Industries Inc                                         1,353,652
     11,729 Kaydon Corp ^^                                               473,382
      4,791 Lindsay Manufacturing Co                                     129,788
      6,702 Lydall Inc*                                                   64,674
     12,689 Manitowoc Co Inc                                           1,156,602
     15,192 Mueller Industries Inc                                       542,202
      8,500 NCI Building Systems Inc ^^*                                 508,045
     30,564 Oshkosh Truck Corp (1)                                     1,902,296
      4,745 Robbins & Myers Inc                                          102,492
     12,134 Stewart & Stevenson Services Inc                             442,648
     17,972 Toro Co                                                      858,163
      6,863 Valmont Industries Inc                                       288,521
     12,851 Wabash National Corp ^^                                      253,807
     10,527 Watts Water Technologies Inc                                 382,551
      6,194 Wolverine Tube Inc ^^*                                        24,900
                                                                     $13,469,913

MEDICAL PRODUCTS --- 6.23%
     28,878 American Medical Systems Holdings Inc*                       649,755
      5,773 Analogic Corp                                                382,173
     10,424 ArthroCare Corp ^^*                                          498,476
      9,600 BioLase Technology Inc ^^                                     91,680
      7,205 Biosite Inc ^^*                                              374,156
     11,625 CONMED Corp*                                                 222,619
     18,481 Cooper Cos Inc (1)                                           998,528
      9,100 Cyberonics Inc ^^*                                           234,507
      9,200 DJ Orthopedics Inc*                                          365,792
      5,180 Datascope Corp                                               204,921
      9,828 Diagnostic Products Corp                                     468,108
      8,365 Dionex Corp*                                                 514,280
      8,920 Greatbatch Inc*                                              195,437
     11,060 Haemonetics Corp*                                            561,516
     18,900 Hologic Inc                                                1,046,115
      5,885 ICU Medical Inc*                                             212,978
     13,308 IDEXX Laboratories Inc*                                    1,149,279
     18,450 Immucor Inc*                                                 529,331
      7,272 Integra LifeSciences Holdings ^^*                            298,007
     16,033 Intermagnetics General Corp                                  401,627
     13,144 Invacare Corp                                                408,253
      4,100 Kensey Nash Corp ^^*                                         117,260
      8,300 Laserscope ^^*                                               196,295
     15,892 Mentor Corp ^^                                               720,067
     11,200 Merit Medical Systems Inc ^^*                                134,512
      7,070 Osteotech Inc*                                                30,967
      9,540 PolyMedica Corp ^^                                           404,114
      7,104 Possis Medical Inc*                                           72,177
     31,284 ResMed Inc (1)                                             1,375,870
     30,106 Respironics Inc (1)                                        1,171,424
      6,473 SurModics Inc ^^*                                            228,885
     16,869 Sybron Dental Specialties Inc*                               695,678
     13,244 Theragenics Corp*                                             41,851
     13,123 Viasys Healthcare Inc*                                       394,740
      2,419 Vital Signs Inc                                              132,876
                                                                     $15,524,254

OFFICE EQUIPMENT & SUPPLIES --- 0.59%
     20,386 Brady Corp Class A                                           763,660
     13,115 United Stationers Inc ^^*                                    696,407
                                                                      $1,460,067

OIL & GAS --- 7.09%
      5,662 Atwood Oceanics Inc                                          571,919
      9,708 Bristow Group Inc*                                           299,977
     20,215 Cabot Oil & Gas Corp Class A                                 968,905
      8,304 Carbo Ceramics Inc                                           472,581
     34,380 Cimarex Energy Co (1)                                      1,487,279
      3,385 Dril-Quip Inc ^^*                                            239,827
     23,340 Frontier Oil Corp ^^                                       1,385,229
     32,310 Helix Energy Solutions Group Inc                           1,224,549
      8,201 Hydril Co*                                                   639,268
     29,128 Input/Output Inc ^^*                                         282,833
     12,749 Lone Star Technologies Inc ^^*                               706,422
      6,100 Lufkin Industries Inc ^^                                     338,184
     17,966 Maverick Tube Corp ^^*                                       952,018
      9,300 NS Group Inc*                                                428,079
     11,138 Oceaneering International Inc*                               638,207
      7,700 Penn Virginia Corp                                           546,700
      6,800 Petroleum Development Corp*                                  308,448
      9,777 Remington Oil & Gas Corp*                                    422,562
      8,680 SEACOR SMIT Inc ^^*                                          687,456
     23,478 St Mary Land & Exploration Co                                958,607
     11,299 Stone Energy Corp*                                           498,625
     11,920 Swift Energy Co*                                             446,523
     14,414 TETRA Technologies Inc                                       678,035
     19,247 Unit Corp (1)*                                             1,073,020
     14,779 Veritas DGC Inc*                                             670,819
     12,134 W-H Energy Services Inc*                                     539,842
      7,600 World Acceptance Corp*                                       208,240
                                                                     $17,674,154

PAPER & FOREST PRODUCTS --- 0.63%
     13,747 Buckeye Technologies Inc*                                    124,410
     11,951 Caraustar Industries Inc*                                    122,976
      8,216 Chesapeake Corp ^^                                           114,038
      5,156 Deltic Timber Corp                                           312,454
      6,100 Neenah Paper Inc                                             199,775
      6,746 Pope & Talbot Inc                                             45,873
     12,936 Rock-Tenn Co Class A                                         193,911
      6,392 Schweitzer-Mauduit International Inc                         153,408
     21,300 Wausau Paper Corp ^^                                         301,821
                                                                      $1,568,666

PERSONAL LOANS --- 0.17%
     12,222 Cash America International Inc                               366,904
      8,690 Rewards Network Inc*                                          69,172
                                                                        $436,076

PHARMACEUTICALS --- 0.96%
     17,294 Alpharma Inc Class A ^^                                      463,825
      6,300 Bradley Pharmaceuticals Inc ^^*                               93,681
      5,900 CNS Inc                                                      127,086
     13,900 Connetics Corp ^^*                                           235,327
     32,088 MGI Pharma Inc ^^*                                           561,540
     22,556 Medicis Pharmaceutical Corp Class A ^^                       735,326
      9,790 Noven Pharmaceuticals Inc*                                   176,318
                                                                      $2,393,103

POLLUTION CONTROL --- 0.43%
     15,919 ABM Industries Inc ^^                                        305,167
     19,248 Waste Connections Inc ^^*                                    766,263
                                                                      $1,071,430

PRINTING & PUBLISHING --- 0.63%
     13,103 ADVO Inc                                                     419,296
     13,589 Bowne & Co Inc                                               226,529
      4,870 Consolidated Graphics Inc*                                   253,824
     11,702 John H Harland Co                                            459,889
      5,194 Standard Register Co                                          80,507
      4,575 Thomas Nelson Inc                                            133,819
                                                                      $1,573,864

RAILROADS --- 0.30%
     30,445 Kansas City Southern ^^*                                     751,992
                                                                        $751,992

REAL ESTATE --- 3.47%
     13,100 Acadia Realty Trust REIT                                     308,505
     18,821 Colonial Properties Trust REIT ^^                            943,497
     23,200 Commercial Net Lease Realty Inc REIT ^^                      540,560
      9,200 EastGroup Properties Inc REIT                                436,448
     11,000 Entertainment Properties REIT                                461,780
      9,517 Essex Property Trust REIT ^^                               1,034,783
     14,405 Glenborough Realty Trust Inc REIT ^^                         313,309
     12,446 Kilroy Realty Corp REIT ^^                                   961,578
      8,400 LTC Properties Inc REIT                                      195,384
     21,580 Lexington Corporate Properties Trust REIT ^^                 449,943
     23,523 New Century Financial Corp REIT ^^                         1,082,528
      5,900 Parkway Properties Inc REIT                                  257,712
     19,476 Shurgard Storage Centers Inc REIT (1)                      1,297,686
      6,800 Sovran Self Storage Inc REIT ^^                              375,360
                                                                      $8,659,073

RESTAURANTS --- 2.59%
     14,270 CEC Entertainment Inc*                                       479,757
      7,830 IHOP Corp ^^                                                 375,370
     14,407 Jack In The Box Inc*                                         626,705
      6,893 Landry's Restaurants Inc ^^                                  243,530
      7,430 Lone Star Steakhouse & Saloon Inc                            211,161
      9,492 O'Charley's Inc*                                             175,222
     10,989 PF Changs China Bistro Inc ^^*                               541,648
     12,986 Panera Bread Co Class A*                                     976,287
      9,822 Papa John's International Inc ^^                             322,260
     14,007 Rare Hospitality International Inc*                          487,864
      6,000 Red Robin Gourmet Burgers Inc ^^*                            283,200
     17,510 Ryan's Restaurant Group Inc*                                 253,895
     23,980 Sonic Corp                                                   842,417
     11,592 Steak N Shake Co*                                            244,591
     22,480 Triarc Cos Inc ^^                                            392,950
                                                                      $6,456,857

RETAIL --- 5.24%
     18,665 Aaron Rents Inc                                              507,128
      6,889 Burlington Coat Factory Warehouse Corp                       313,105
     20,870 Casey's General Stores Inc                                   477,297
     12,867 Cato Corp Class A                                            307,007
      8,870 Children's Place ^^*                                         513,573
     15,024 Christopher & Banks Corp                                     348,707
      9,083 Cost Plus Inc ^^*                                            155,319
      9,526 Dress Barn Inc ^^                                            456,772
     17,800 Finish Line Inc                                              292,810
     16,477 Freds Inc ^^                                                 218,485
      9,498 Genesco Inc*                                                 369,377
      7,474 Great Atlantic & Pacific Tea Co Inc ^^                       261,067
      8,756 Group 1 Automotive Inc                                       416,260
     10,930 Guitar Center Inc*                                           521,361
     13,151 Gymboree Corp*                                               342,452
      7,866 Hancock Fabrics Inc ^^                                        28,632
      9,235 Haverty Furniture Inc ^^                                     132,522
     14,800 Hibbett Sporting Goods Inc                                   488,252
     18,644 Hot Topic Inc ^^*                                            270,338
     19,941 Insight Enterprises Inc*                                     438,901
      8,457 J Jill Group Inc*                                            202,207
      9,646 Jo-Ann Stores Inc ^^*                                        129,835
      6,225 Jos A Bank Clothiers Inc ^^                                  298,489
     11,100 Longs Drug Stores Corp                                       513,708
     21,930 Men's Wearhouse Inc                                          788,164
     22,506 Pep Boys - Manny Moe & Jack ^^                               340,066
     14,600 Select Comfort Corp ^^*                                      577,430
     12,300 Sonic Automotive Inc ^^                                      341,448
     11,000 Stage Stores Inc ^^                                          327,250
     11,009 Stein Mart Inc                                               191,777
     13,793 Too Inc*                                                     473,790
      7,300 Town & Country Trust                                         296,307
     13,868 Tractor Supply Co ^^*                                        920,003
     10,900 Tuesday Morning Corp                                         251,681
     19,882 Zale Corp*                                                   557,292
                                                                     $13,068,812

SHOES --- 0.59%
      7,643 Brown Shoe Co Inc                                            401,105
     10,776 K-Swiss Inc ^^                                               324,789
     15,204 Stride Rite Corp                                             220,154
     23,577 Wolverine World Wide Inc                                     521,759
                                                                      $1,467,807

SPECIALIZED SERVICES --- 4.14%
      9,604 Administaff Inc                                              522,073
      3,843 Angelica Corp                                                 78,858
     12,863 Arbitron Inc                                                 435,027
      5,191 CDI Corp                                                     149,345
      2,235 CPI Corp                                                      45,594
      8,865 Carreker Corp*                                                57,002
      7,385 Central Parking Corp ^^                                      118,160
     11,562 Coinstar Inc*                                                299,571
      8,804 G&K Services Inc Class A                                     374,522
     11,000 Gevity HR Inc ^^                                             269,060
     27,622 Global Payments Inc (1)                                    1,464,242
     11,200 Healthcare Services Group Inc                                239,232
      7,697 Heidrick & Struggles International Inc*                      279,247
      7,490 Intrado Inc*                                                 194,590
     22,480 Labor Ready Inc*                                             538,396
     14,276 Mobile Mini Inc                                              441,414
     13,330 NCO Group Inc ^^*                                            316,588
     10,616 On Assignment Inc*                                           116,564
      7,316 Pegasus Solutions Inc*                                        68,844
      6,600 Portfolio Recovery Associates Inc ^^*                        309,078
      4,265 Pre-Paid Legal Services Inc ^^                               151,322
      6,441 SOURCECORP Inc*                                              155,293
      9,532 School Specialty Inc ^^*                                     328,854
     24,730 Spherion Corp*                                               257,192
      4,687 StarTek Inc ^^                                               110,426
     13,334 TALX Corp                                                    379,752
     23,772 Tetra Tech Inc*                                              453,807
      9,500 Universal Technical Institute Inc*                           285,950
      4,047 Vertrue Inc*                                                 169,165
      9,300 Viad Corp                                                    318,804
      3,418 Volt Information Sciences Inc*                               104,454
     17,554 Watson Wyatt & Co Holdings                                   571,909
     19,143 eFunds Corp*                                                 494,655
      5,400 iPayment Holdings Inc*                                       231,390
                                                                     $10,330,380

TELEPHONE & TELECOMMUNICATIONS --- 0.22%
      9,030 Commonwealth Telephone Enterprises Inc                       311,084
     19,520 General Communication Inc Class A*                           235,997
      1,060 Metrocall Inc (rights) (2)@*                                       0
                                                                        $547,081

TEXTILES --- 1.01%
      5,918 Ashworth Inc*                                                 58,766
     19,402 Fossil Inc ^^*                                               360,489
     10,648 Kellwood Co ^^                                               334,241
      6,102 Oxford Industries Inc ^^                                     311,995
     15,302 Phillips-Van Heusen Corp                                     584,689
     49,080 Quiksilver Inc                                               680,249
     13,710 Russell Corp                                                 189,198
                                                                      $2,519,627

TOBACCO --- 0.07%
     36,128 Alliance One International Inc ^^                            175,582
                                                                        $175,582

TRANSPORTATION --- 1.38%
     10,541 Arkansas Best Corp ^^                                        412,364
     18,676 Heartland Express Inc ^^                                     406,950
     10,927 Kirby Corp*                                                  744,238
     23,853 Knight Transportation Inc ^^                                 471,097
     24,552 Landstar System Inc                                        1,083,234
     11,750 Old Dominion Freight Line Inc                                316,663
                                                                      $3,434,546

UNIT INVESTMENT TRUST --- 0.37%
     14,250 iShares S&P SmallCap 600 Index Fund ^^                       929,528
                                                                        $929,528

UTILITIES --- 2.87%
     33,654 Atmos Energy Corp                                            886,110
     20,151 Avista Corp ^^                                               416,118
      4,679 Cascade Natural Gas Corp ^^                                   92,176
     30,462 Energen Corp (1)                                           1,066,170
      8,816 Laclede Group Inc ^^                                         303,447
     11,456 New Jersey Resources Corp ^^                                 518,384
     11,448 Northwest Natural Gas Co                                     406,290
     31,718 Piedmont Natural Gas Co Inc ^^                               760,915
     12,000 South Jersey Industries Inc                                  327,240
     40,673 Southern Union Co (1) ^^                                   1,009,911
     16,421 Southwest Gas Corp ^^                                        458,967
     43,632 UGI Corp (1)                                                 919,326
                                                                      $7,165,054

WATER --- 0.10%
      6,969 American States Water Co                                     260,363
                                                                        $260,363

TOTAL COMMON STOCK --- 97.64%                                       $243,363,609
(Cost $183,335,406)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  5,638,000 Fannie Mae                                                 5,636,543
               4.720%, April 3, 2006
    250,000 United States of America (1)                                 248,820
               4.220%, May 11, 2006


TOTAL SHORT-TERM INVESTMENTS --- 2.36%                                $5,885,363
(Cost $5,885,363)

TOTAL MAXIM INDEX 600 PORTFOLIO --- 100%                            $249,248,972
(Cost $189,220,770)

Legend
*   Non-income Producing Security
(2) Security is fair valued at March 31, 2006.
(1) Collateral or Segregated Assets for Futures
@ Security has no market value at March 31, 2006. REIT - Real Estate Investment Trust
^^  A portion or all of the security is on loan at March 31, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

As of March 31, 2006, the Maxim Index 600 Portfolio had 13 open Russell 2000 futures contracts. The contracts expire in June 2006 and the Portfolio has recorded unrealized appreciation of $152,200.

At March 31, 2006, the U.S. Federal income tax cost basis was $190,049,870. The Maxim Index 600 Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $67,640,613 and gross depreciation of securities in which there was an excess of tax cost over value of $8,441,495, resulting in net appreciation of $59,199,118.

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

BANKS --- 7.07%
    201,345 Commerce Bancorp Inc ^^                                    7,379,294
    250,000 Wells Fargo & Co                                          15,967,500
                                                                     $23,346,794

BIOTECHNOLOGY --- 11.62%
    201,030 Genentech Inc*                                            16,989,045
    203,130 Gilead Sciences Inc*                                      12,638,749
    124,565 Invitrogen Corp*                                           8,735,743
                                                                     $38,363,537

COMPUTER HARDWARE & SYSTEMS --- 9.21%
    413,720 Apple Computer Inc*                                       25,948,518
    876,110 Sun Microsystems Inc*                                      4,494,444
                                                                     $30,442,962

COMPUTER SOFTWARE & SERVICES --- 11.52%
    182,325 CA Inc                                                     4,961,063
    270,695 Electronic Arts Inc*                                      14,812,430
    146,470 Yahoo! Inc*                                                4,725,122
    347,630 eBay Inc*                                                 13,578,428
                                                                     $38,077,043

FINANCIAL SERVICES --- 0.32%
     23,328 Ameriprise Financial Inc                                   1,051,160
                                                                      $1,051,160

HEALTH CARE RELATED --- 13.75%
    551,570 Aetna Inc                                                 27,104,151
    328,065 UnitedHealth Group Inc                                    18,325,711
                                                                     $45,429,862

HOUSEHOLD GOODS --- 4.01%
    230,065 Procter & Gamble Co                                       13,256,345
                                                                     $13,256,345

INSURANCE RELATED --- 1.53%
      1,678 Berkshire Hathaway Inc*                                    5,054,136
                                                                      $5,054,136

INVESTMENT BANK/BROKERAGE FIRM --- 2.88%
     60,660 Goldman Sachs Group Inc                                    9,521,194
                                                                      $9,521,194

LEISURE & ENTERTAINMENT --- 1.08%
     45,805 Harrah's Entertainment Inc                                 3,570,958
                                                                      $3,570,958

MEDICAL PRODUCTS --- 0.97%
     30,675 Alcon Inc*                                                 3,198,176
                                                                      $3,198,176

OIL & GAS --- 11.14%
     24,335 Amerada Hess Corp                                          3,465,304
    187,525 BJ Services Co                                             6,488,365
     42,770 ConocoPhillips                                             2,700,926
     48,305 EOG Resources                                              3,477,960
     38,500 Occidental Petroleum Corp                                  3,567,025
    176,765 Suncor Energy Inc                                         13,614,440
     58,540 Valero Energy Corp                                         3,499,521
                                                                     $36,813,541

PERSONAL LOANS --- 2.97%
    116,650 American Express Co                                        6,129,958
     71,010 SLM Corp                                                   3,688,259
                                                                      $9,818,217

PHARMACEUTICALS --- 3.78%
    302,980 Teva Pharmaceutical Industries Ltd sponsored ADR ^^       12,476,716
                                                                     $12,476,716

RESTAURANTS --- 0.15%
     18,165 Tim Hortons Inc ^^*                                          482,281
                                                                        $482,281

RETAIL --- 10.40%
    221,245 Advance Auto Parts Inc                                     9,212,642
     36,725 Federated Department Stores Inc                            2,680,925
     95,705 JC Penney Co Inc                                           5,781,539
    148,910 Lowe's Cos Inc                                             9,595,760
    106,730 Whole Foods Market Inc                                     7,091,141
                                                                     $34,362,007

SHOES --- 2.14%
     83,240 NIKE Inc Class B                                           7,083,724
                                                                      $7,083,724

TEXTILES --- 1.38%
    132,205 Coach Inc*                                                 4,571,649
                                                                      $4,571,649

UTILITIES --- 2.24%
    433,330 AES Corp*                                                  7,392,610
                                                                      $7,392,610

TOTAL COMMON STOCK --- 98.16%                                       $324,312,912
(Cost $237,126,866)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  6,081,000 Fannie Mae                                                 6,079,429
               4.720%, April 3, 2006


TOTAL SHORT-TERM INVESTMENTS --- 1.84%                                $6,079,429
(Cost $6,079,429)

TOTAL MAXIM JANUS LARGE CAP GROWTH PORTFOLIO --- 100%               $330,392,341
(Cost $243,206,295)

Legend
* Non-income Producing Security
ADR - American Depository Receipt
^^ A portion or all of the security is on loan at March 31, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At March 31, 2006, the U.S. Federal income tax cost basis was $243,263,214. The Maxim Janus Large Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $87,873,293 and gross depreciation of securities in which there was an excess of tax cost over value of $744,167, resulting in net appreciation of $87,129,126.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 0.63%
     44,300 Moog Inc*                                                  1,572,207
                                                                      $1,572,207

AUTO PARTS & EQUIPMENT --- 0.46%
     59,500 Commercial Vehicle Group Inc*                              1,142,995
                                                                      $1,142,995

AUTOMOBILES --- 0.33%
     27,600 Winnebago Industries Inc ^^                                  837,384
                                                                        $837,384

BANKS --- 9.86%
     21,700 Alabama National BanCorp                                   1,484,280
     98,622 CVB Financial Corp                                         1,686,436
     21,100 Capital Corp of the West                                     774,792
     27,900 Centerstate Banks of Florida Inc                           1,026,720
     55,300 East West Bancorp Inc ^^                                   2,131,815
     59,125 First Midwest Bancorp Inc                                  2,162,201
     25,200 First State Bancorp                                          669,312
     36,100 Iberiabank Corp                                            2,042,177
     64,145 Independent Bank Corp                                      1,824,925
     44,600 Midwest Banc Holdings Inc ^^                               1,156,924
     28,500 Pennsylvania Commerce Bancorp Inc ^^*                        859,275
     47,900 PrivateBancorp Inc ^^                                      1,987,371
     29,500 Seacoast Banking Corp of Florida                             858,745
     61,100 Signature Bank ^^*                                         1,991,249
     50,930 Texas Regional Bancshares Inc ^^                           1,501,926
     39,700 Wintrust Financial Corp ^^                                 2,309,349
                                                                     $24,467,497

BROADCAST/MEDIA --- 0.69%
     56,500 General Cable Corp*                                        1,713,645
                                                                      $1,713,645

BUILDING MATERIALS --- 2.36%
     17,400 Eagle Materials Inc ^^                                     1,109,424
     77,700 Griffon Corp ^^*                                           1,930,068
     31,750 Lennox International Inc ^^                                  948,055
     30,800 Texas Industries Inc ^^                                    1,863,092
                                                                      $5,850,639

CHEMICALS --- 2.21%
     39,700 Cytec Industries Inc                                       2,382,397
     16,900 FMC Corp                                                   1,047,462
     12,500 MacDermid Inc                                                401,875
      1,100 Minerals Technologies Inc                                     64,251
     66,350 Spartech Corp ^^                                           1,592,400
                                                                      $5,488,385

COMMUNICATIONS - EQUIPMENT --- 2.27%
     65,600 ADTRAN Inc                                                 1,717,408
     98,500 CommScope Inc ^^*                                          2,812,175
     51,100 Polycom Inc*                                               1,107,848
                                                                      $5,637,431

COMPUTER HARDWARE & SYSTEMS --- 2.49%
     29,100 Avid Technology Inc ^^*                                    1,264,686
     69,500 Electronics for Imaging Inc*                               1,943,915
     23,000 Hutchinson Technology Inc*                                   693,910
     30,700 Imation Corp                                               1,317,337
    208,900 McDATA Corp ^^*                                              965,118
                                                                      $6,184,966

COMPUTER SOFTWARE & SERVICES --- 2.88%
    103,300 Digitas Inc ^^*                                            1,487,520
     44,200 Hyperion Solutions Corp                                    1,440,920
     56,200 MapInfo Corp*                                                787,924
     43,100 Progress Software Corp*                                    1,253,779
     83,100 Quest Software Inc ^^*                                     1,387,770
     29,900 SafeNet Inc ^^*                                              791,752
                                                                      $7,149,665

DISTRIBUTORS --- 0.69%
        400 Core-Mark Holding Co Inc*                                     15,304
    103,400 Smart & Final Inc*                                         1,694,726
                                                                      $1,710,030

ELECTRIC COMPANIES --- 1.42%
     16,133 ALLETE Inc                                                   751,798
     72,000 NorthWestern Corp                                          2,242,080
     18,100 Otter Tail Power Co                                          519,289
                                                                      $3,513,167

ELECTRONIC INSTRUMENTS & EQUIP --- 4.79%
     54,900 Ametek Inc                                                 2,468,304
     38,000 Anixter International Inc                                  1,815,640
     38,100 Arrow International Inc ^^                                 1,244,727
     35,800 Cognex Corp                                                1,061,112
     53,900 Excel Technology Inc*                                      1,588,433
     73,600 II-IV Inc*                                                 1,331,424
     40,400 Keithley Instruments Inc                                     620,544
     32,600 Rofin-Sinar Technologies Inc*                              1,764,638
                                                                     $11,894,822

ELECTRONICS - SEMICONDUCTOR --- 3.05%
     66,500 DSP Group Inc*                                             1,929,165
     36,250 Diodes Inc ^^                                              1,504,375
    134,300 Entegris Inc*                                              1,428,952
     90,700 Fairchild Semiconductor International Inc ^^*              1,729,649
     65,300 Integrated Device Technology Inc*                            970,358
                                                                      $7,562,499

ENGINEERING & CONSTRUCTION --- 1.97%
     17,500 ESCO Technologies Inc ^^                                     886,375
     45,000 Insituform Technologies Inc Class A ^^*                    1,197,000
     20,200 Michael Baker Corp*                                          572,266
     38,900 Washington Group International Inc ^^                      2,232,471
                                                                      $4,888,112

FINANCIAL SERVICES --- 3.25%
     80,616 Advanta Corp Class A ^^                                    2,972,312
     32,800 Community Bancorp*                                         1,015,816
     42,000 National Financial Partners Corp ^^                        2,373,840
     54,900 United PanAm Financial Corp*                               1,696,410
                                                                      $8,058,378

FOOD & BEVERAGES --- 0.79%
     37,312 J&J Snack Foods Corp                                       1,253,310
     18,900 Ralcorp Holdings Inc*                                        719,145
                                                                      $1,972,455

GOLD, METALS & MINING --- 2.71%
     27,900 AMCOL International Corp ^^                                  803,520
     51,400 Alpha Natural Resources Inc ^^*                            1,189,396
     10,300 Century Aluminum Co*                                         437,235
     46,100 Chaparral Steel Co*                                        2,992,812
     14,000 Reliance Steel & Aluminum Co                               1,314,880
                                                                      $6,737,843

HEALTH CARE RELATED --- 0.52%
     69,300 Healthspring Inc*                                          1,289,673
                                                                      $1,289,673

HOTELS/MOTELS --- 1.06%
     25,700 Fairmont Hotels & Resorts Inc                              1,148,790
     80,500 Trump Entertainment Resorts Inc ^^*                        1,490,860
                                                                      $2,639,650

INSURANCE RELATED --- 5.76%
     18,400 AmerUs Group Co                                            1,108,416
    143,300 American Equity Investment Life Holding Co ^^              2,054,922
     45,200 Delphi Financial Group Inc Class A                         2,333,676
     31,500 Endurance Specialty Holdings Ltd                           1,025,325
     97,600 KMG America Corp*                                            835,456
     11,952 Midland Co                                                   418,081
     36,600 Navigators Group Inc ^^*                                   1,815,360
     61,200 Ohio Casualty Corp                                         1,940,040
     18,800 Protective Life Corp                                         935,112
     32,000 RLI Corp ^^                                                1,833,600
                                                                     $14,299,988

INVESTMENT BANK/BROKERAGE FIRM --- 0.75%
     43,600 CBL & Associated Properties Inc ^^                         1,850,820
                                                                      $1,850,820

LEISURE & ENTERTAINMENT --- 1.61%
    122,800 Live Nation*                                               2,436,352
    109,900 Sunterra Corp*                                             1,569,372
                                                                      $4,005,724

MACHINERY --- 5.34%
     63,500 Albany International Corp Class A ^^                       2,418,715
     45,900 Barnes Group Inc                                           1,858,950
     50,300 CLARCOR Inc                                                1,790,680
     23,500 Harsco Corp                                                1,941,570
     54,050 IDEX Corp                                                  2,819,789
     16,400 Lincoln Electric Holdings Inc ^^                             885,436
     31,000 Nordson Corp                                               1,545,660
                                                                     $13,260,800

MANUFACTURING --- 2.96%
     50,900 Actuant Corp Class A                                       3,116,098
     33,100 Ladish Co Inc ^^*                                            958,907
     60,900 McGrath Rentcorp                                           1,830,654
     70,000 RBC Bearings Inc ^^*                                       1,435,000
                                                                      $7,340,659

MEDICAL PRODUCTS --- 1.96%
     49,150 Intermagnetics General Corp ^^                             1,231,208
     35,500 Sybron Dental Specialties Inc*                             1,464,020
     44,300 Symmetry Medical Inc ^^*                                     939,603
     35,500 West Pharmaceutical Services Inc ^^                        1,232,560
                                                                      $4,867,391

MISCELLANEOUS --- 0.71%
    112,500 Perot Systems Corp Class A ^^*                             1,750,500
                                                                      $1,750,500

OIL & GAS --- 5.04%
     28,300 ATP Oil & Gas Corp ^^*                                     1,242,653
     24,650 Carbo Ceramics Inc ^^                                      1,402,832
     59,500 Denbury Resources Inc                                      1,884,365
     58,300 Energy Partners Ltd ^^*                                    1,374,714
     52,900 FMC Technologies Inc*                                      2,709,538
     38,600 Helix Energy Solutions Group Inc                           1,462,940
     32,300 Remington Oil & Gas Corp*                                  1,396,006
     20,500 Universal Compression Holdings Inc ^^*                     1,038,735
                                                                     $12,511,783

PAPER & FOREST PRODUCTS --- 0.32%
     18,700 Potlatch Corp                                                801,108
                                                                        $801,108

PHARMACEUTICALS --- 0.41%
     62,450 Perrigo Co                                                 1,018,560
                                                                      $1,018,560

POLLUTION CONTROL --- 0.95%
     19,900 American Ecology Corp ^^                                     405,562
     49,325 Waste Connections Inc ^^*                                  1,963,628
                                                                      $2,369,190

PRINTING & PUBLISHING --- 1.16%
     28,150 John Wiley & Sons Inc Class A                              1,065,478
     22,600 Scholastic Corp*                                             604,776
     41,300 Thomas Nelson Inc                                          1,208,025
                                                                      $2,878,279

RAILROADS --- 0.82%
     66,412 Genesee & Wyoming Inc ^^                                   2,037,520
                                                                      $2,037,520

REAL ESTATE --- 4.82%
     76,600 BioMed Realty Trust Inc REIT ^^                            2,270,424
     53,700 Corporate Office Properties Trust REIT ^^                  2,456,238
     74,600 First Potomac Realty Trust REIT                            2,107,450
    111,300 Kite Realty Group Trust REIT                               1,775,235
     51,500 LaSalle Hotel Properties REIT ^^                           2,111,500
     52,100 Newcastle Investment Corp REIT ^^                          1,246,232
                                                                     $11,967,079

RESTAURANTS --- 1.69%
     60,000 Bob Evans Farms Inc                                        1,782,600
     24,800 CEC Entertainment Inc*                                       833,776
     42,300 Mortons Restaurant Group Inc*                                735,174
     40,300 Steak N Shake Co ^^*                                         850,330
                                                                      $4,201,880

RETAIL --- 3.42%
     76,400 Big Lots Inc*                                              1,066,544
     46,300 Casey's General Stores Inc                                 1,058,881
     34,400 Charlotte Russe Holding Inc*                                 736,160
     48,000 Dollar Tree Stores Inc*                                    1,328,160
     91,500 First Cash Financial Services Inc                          1,829,085
     27,100 Men's Wearhouse Inc                                          973,974
     58,500 Rent-A-Center Inc*                                         1,497,015
                                                                      $8,489,819

SPECIALIZED SERVICES --- 5.77%
     45,000 Adesa Corp                                                 1,203,300
     44,700 Electro Rent Corp*                                           759,900
     52,600 FTD Group Inc*                                               509,694
     80,100 Harte-Hanks Inc                                            2,190,735
     87,300 Navigant Consulting Inc ^^*                                1,863,855
     29,550 R H Donnelley Corp*                                        1,720,697
     22,100 UniFirst Corp ^^                                             734,162
     34,000 Valassis Communications Inc*                                 998,580
     26,100 Vertrue Inc ^^*                                            1,090,980
    115,500 Wright Express Corp ^^*                                    3,239,775
                                                                     $14,311,678

TELEPHONE & TELECOMMUNICATIONS --- 1.56%
     64,000 Anaren Microwave Inc*                                      1,246,080
     22,200 Commonwealth Telephone Enterprises Inc ^^                    764,790
     72,200 Iowa Telecommunications Services Inc ^^                    1,377,576
     34,200 Tekelec*                                                     472,986
                                                                      $3,861,432

TEXTILES --- 0.31%
     41,300 Fossil Inc ^^*                                               767,354
                                                                        $767,354

TRANSPORTATION --- 3.33%
     49,500 American Commercial Lines Inc                              2,336,400
     30,800 Greenbrier Cos Inc                                         1,233,540
     97,400 Laidlaw International Inc                                  2,649,280
     24,300 Landstar System Inc                                        1,072,116
     54,400 Marten Transport Ltd                                         984,096
                                                                      $8,275,432

UTILITIES --- 1.96%
     40,700 ONEOK Inc                                                  1,312,575
    168,400 UGI Corp                                                   3,548,186
                                                                      $4,860,761

WATER --- 0.47%
     31,200 American States Water Co ^^                                1,165,632
                                                                      $1,165,632

TOTAL COMMON STOCK --- 95.55%                                       $237,204,832
(Cost $184,601,097)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------
 11,045,000 Fannie Mae                                                11,042,146
               4.720%, April 3, 2006


TOTAL SHORT-TERM INVESTMENTS --- 4.45%                               $11,042,146
(Cost $11,042,146)

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100%        $248,246,978
(Cost $195,643,243)

Legend
* Non-income Producing Security
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at March 31, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At March 31, 2006, the U.S. Federal income tax cost basis was $195,982,413. The Maxim Loomis Sayles Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $53,576,666 and gross depreciation of securities in which there was an excess of tax cost over value of $1,312,100, resulting in net appreciation of $52,264,566.

MAXIM SERIES FUND, INC.

MAXIM MFS(R) INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT --- 1.27%
    120,000 Bridgestone Corp                                           2,502,974
                                                                      $2,502,974

AUTOMOBILES --- 2.21%
     80,300 Toyota Motor Corp                                          4,386,822
                                                                      $4,386,822

BROADCAST/MEDIA --- 1.48%
    107,560 Grupo Televisa SA                                          2,140,444
     26,667 Societe Television Francaise 1                               807,915
                                                                      $2,948,359

BUILDING MATERIALS --- 2.15%
    286,000 Asahi Glass Co Ltd                                         4,274,206
                                                                      $4,274,206

CHEMICALS --- 5.12%
      6,939 Air Liquide                                                1,444,624
     20,081 Air Liquide Prime de Fidelite (2)                          4,180,859
     36,100 Bayer AG                                                   1,446,310
    108,000 Kaneka Corp                                                1,294,715
     21,300 Nitto Denko Corp                                           1,807,876
                                                                     $10,174,384

COMMUNICATIONS - EQUIPMENT --- 0.99%
    517,830 Ericsson LM Class B                                        1,968,000
                                                                      $1,968,000

COMPUTER SOFTWARE & SERVICES --- 0.83%
     81,920 Check Point Software Technologies Ltd*                     1,640,038
                                                                      $1,640,038

COSMETICS & PERSONAL CARE --- 0.98%
     74,000 Kao Corp ADR                                               1,949,023
                                                                      $1,949,023

DISTRIBUTORS --- 0.69%
    610,000 Li & Fung Ltd                                              1,375,795
                                                                      $1,375,795

ELECTRIC COMPANIES --- 2.13%
     23,670 E. on AG                                                   2,604,853
     50,170 Iberdrola SA                                               1,619,682
                                                                      $4,224,535

ELECTRONIC INSTRUMENTS & EQUIP --- 3.84%
     42,400 Omron Corp                                                 1,217,604
     19,540 Samsung Electronics                                        6,399,350
                                                                      $7,616,954

FINANCIAL SERVICES --- 0.99%
      6,340 Orix Corp                                                  1,974,180
                                                                      $1,974,180

FOOD & BEVERAGES --- 5.25%
    206,220 Diageo PLC                                                 3,247,883
      8,440 Groupe Danone                                              1,034,058
     20,694 Nestle SA                                                  6,143,196
                                                                     $10,425,137

FOREIGN BANKS --- 15.12%
    192,120 Banco Bilbao Vizcaya Argentaria SA                         4,009,194
    387,010 Bangkok Bank Public Co Ltd                                 1,154,808
     97,791 Credit Agricole SA                                         3,805,314
     29,160 Erste Bank der Oesterreichischen Sparkassen  AG            1,719,535
     28,484 Julius Baer Holding AG Ltd                                 2,576,047
     28,030 ORP Bank RT                                                1,942,465
  2,798,000 PT Bank Central Asia                                       1,285,997
     83,480 Powszechna Kasa Oszczednosci Bank Polski SA                  895,179
    383,000 Shinsei Bank Ltd                                           2,681,325
     45,500 Svenska Handelsbanken AB Class A                           1,264,781
     49,219 UBS AG                                                     5,406,482
    452,690 UnCredito Italiano SpA                                     3,272,372
                                                                     $30,013,499

GOLD, METALS & MINING --- 0.54%
     21,940 Companhia Vale do Rio Doce ADR                             1,064,748
                                                                      $1,064,748

HEALTH CARE RELATED --- 1.72%
     32,790 Schering AG                                                3,409,019
                                                                      $3,409,019

HOTELS/MOTELS --- 2.88%
    846,420 Ladbroke Group PLC                                         5,724,221
                                                                      $5,724,221

HOUSEHOLD GOODS --- 3.47%
    195,680 Reckitt Benckiser PLC                                      6,887,918
                                                                      $6,887,918

INSURANCE RELATED --- 6.78%
    150,080 AXA                                                        5,267,114
     79,110 Assicurazioni Generali SpA*                                2,979,639
    155,646 QBE Insurance Group Ltd                                    2,438,028
     39,740 Swiss Re                                                   2,777,060
                                                                     $13,461,841

LEISURE & ENTERTAINMENT --- 1.87%
    356,530 William Hill PLC                                           3,716,629
                                                                      $3,716,629

MACHINERY --- 3.22%
     59,197 Schneider SA                                               6,391,881
                                                                      $6,391,881

MANUFACTURING --- 1.62%
     59,970 Atlas Copco AB Class A                                     1,686,259
     26,050 Sandvik AB                                                 1,540,223
                                                                      $3,226,482

MEDICAL PRODUCTS --- 1.55%
    238,620 Smith & Nephew PLC                                         2,120,578
      8,710 Synthes Inc                                                  955,417
                                                                      $3,075,995

MISCELLANEOUS --- 1.94%
     39,340 LVMH                                                       3,856,863
                                                                      $3,856,863

OFFICE EQUIPMENT & SUPPLIES --- 3.41%
     58,200 Canon Inc                                                  3,851,980
    149,000 Ricoh Co Ltd                                               2,911,640
                                                                      $6,763,620

OIL & GAS --- 4.49%
  4,513,500 CNOOC Ltd                                                  3,490,202
     20,540 Total Fina SA                                              5,418,888
                                                                      $8,909,090

PHARMACEUTICALS --- 8.14%
     50,300 AstraZeneca Group PLC                                      2,534,357
    138,670 Glaxosmithkline PLC                                        3,628,351
     39,460 Roche Holding AG                                           5,875,186
     43,310 Sanofi-Aventis                                             4,120,113
                                                                     $16,158,007

PRINTING & PUBLISHING --- 0.37%
     78,350 Yell Group PLC                                               741,886
                                                                        $741,886

RAILROADS --- 0.87%
     38,340 Canadian National Railway Co                               1,736,035
                                                                      $1,736,035

RETAIL --- 4.32%
    258,000 Esprit Holdings Ltd                                        2,008,364
     92,540 Next PLC                                                   2,652,866
    682,740 Tesco PLC                                                  3,917,419
                                                                      $8,578,649

SPECIALIZED SERVICES --- 2.34%
     16,840 Pernod-Ricard SA                                           3,226,452
    117,500 WPP Group PLC                                              1,410,645
                                                                      $4,637,097

TELEPHONE & TELECOMMUNICATIONS --- 3.28%
     24,750 Fastweb*                                                   1,263,024
  1,620,000 Hutchinson Telecommunications International Ltd*           2,766,411
  1,509,057 Singapore Telecommunications Ltd                           2,474,859
                                                                      $6,504,294

TOYS --- 1.55%
     20,600 Nintendo Co Ltd                                            3,080,374
                                                                      $3,080,374

UTILITIES --- 1.88%
    181,630 BG Group PLC                                               2,272,071
    335,000 Tokyo Gas Co                                               1,465,803
                                                                      $3,737,874

WATER --- 0.71%
     25,510 Veolia Environnement                                       1,416,810
                                                                      $1,416,810

TOTAL COMMON STOCK --- 100%                                         $198,553,239
(Cost $153,776,767)

TOTAL MAXIM MFS (R) INTERNATIONAL GROWTH PORTFOLIO --- 100%         $198,553,239
(Cost $153,776,767)

Legend
*   Non-income Producing Security
(2) Security is fair valued at March 31, 2006.
ADR-American Depository Receipt See Attached Summary of Investments by
Country.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2006, the U.S. Federal income tax cost basis was $153,923,731. The Maxim MFS(R) International Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $45,467,660 and gross depreciation of securities in which there was an excess of tax cost over value of $838,153, resulting in net appreciation of $44,629,507.

MAXIM SERIES FUND, INC.


MAXIM MFS(R) INTERNATIONAL GROWTH PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
MARCH 31, 2006
UNAUDITED

                                                        % of Portfolio
        Country                    Value ($)             Investments
------------------------    ------------------------   -----------------
Australia                $                2,438,028               1.23%
Austria                                   1,719,535               0.87%
Brazil                                    1,064,748               0.54%
Canada                                    1,736,035               0.87%
France                                   40,970,891              20.63%
Germany                                   7,460,182               3.76%
Hong Kong                                 9,640,772               4.86%
Hungary                                   1,942,465               0.98%
Indonesia                                 1,285,997               0.65%
Israel                                    1,640,038               0.83%
Italy                                     7,515,035               3.78%
Japan                                    33,398,522              16.82%
Korea                                     6,399,350               3.22%
Mexico                                    2,140,444               1.05%
Poland                                      895,179               0.45%
Singapore                                 2,474,859               1.25%
Spain                                     5,628,876               2.83%
Sweden                                    6,459,263               3.25%
Switzerland                              23,733,388              11.95%
Thailand                                  1,154,808               0.58%
United Kingdom                           38,854,824              19.57%
                            ------------------------   -----------------
                         $              198,553,239             100.00%
                            ========================   =================

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX (R) PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.36%
     48,718 Boeing Co                                                  3,796,594
     24,354 General Dynamics Corp                                      1,558,169
      7,452 Goodrich Corp                                                324,982
     50,468 Honeywell International Inc                                2,158,516
      7,400 L-3 Communications Holdings Inc                              634,846
     21,828 Lockheed Martin Corp                                       1,639,938
     21,358 Northrop Grumman Corp                                      1,458,538
     27,103 Raytheon Co                                                1,242,402
     10,492 Rockwell Collins Inc                                         591,224
     61,792 United Technologies Corp                                   3,582,082
                                                                     $16,987,291

AGRICULTURE --- 0.38%
     39,774 Archer-Daniels-Midland Co                                  1,338,395
     16,449 Monsanto Co                                                1,394,053
                                                                      $2,732,448

AIR FREIGHT --- 1.05%
     18,482 FedEx Corp                                                 2,087,357
      3,692 Ryder System Inc                                             165,328
     66,415 United Parcel Service Inc Class B                          5,272,023
                                                                      $7,524,708

AIRLINES --- 0.11%
     42,982 Southwest Airlines Co                                        773,246
                                                                        $773,246

AUTO PARTS & EQUIPMENT --- 0.15%
      3,686 Cooper Tire & Rubber Co ^^                                    52,857
     10,666 Goodyear Tire & Rubber Co ^^*                                154,444
     11,856 Johnson Controls Inc                                         900,226
                                                                      $1,107,527

AUTOMOBILES --- 0.23%
    113,324 Ford Motor Co                                                902,059
     34,303 General Motors Corp ^^                                       729,625
                                                                      $1,631,684

BANKS --- 5.83%
     20,993 AmSouth Bancorp                                              567,861
     32,563 BB&T Corp                                                  1,276,470
    282,395 Bank of America Corp (1)                                  12,860,268
      9,921 Comerica Inc                                                 575,120
      7,500 Compass Bancshares Inc                                       379,575
     33,733 Fifth Third Bancorp                                        1,327,731
      7,610 First Horizon National Corp                                  316,957
     15,104 Huntington Bancshares Inc                                    364,460
     24,646 KeyCorp ^^                                                   906,973
      4,830 M&T Bank Corp                                                551,296
     12,749 Marshall & Ilsley Corp ^^                                    555,601
     33,249 National City Corp                                         1,160,390
     28,895 North Fork Bancorp Inc                                       833,043
     17,827 PNC Financial Services Group                               1,199,935
     27,689 Regions Financial Corp                                       973,822
     22,588 SunTrust Banks Inc                                         1,643,503
     19,028 Synovus Financial Corp                                       515,469
    109,514 US Bancorp                                                 3,340,177
     98,692 Wachovia Corp                                              5,531,687
    101,889 Wells Fargo & Co                                           6,507,650
      6,350 Zions Bancorp                                                525,336
                                                                     $41,913,324

BIOTECHNOLOGY --- 1.41%
     71,092 Amgen Inc*                                                 5,171,943
     11,065 Applera Corp - Applied Biosystems Group                      300,304
     20,918 Biogen Idec Inc*                                             985,238
      6,665 Chiron Corp*                                                 305,324
     15,766 Genzyme Corp*                                              1,059,791
     28,100 Gilead Sciences Inc*                                       1,748,382
     15,502 MedImmune Inc*                                               567,063
                                                                     $10,138,045

BROADCAST/MEDIA --- 0.85%
     46,888 CBS Corp                                                   1,124,374
     31,352 Clear Channel Communications Inc ^^                          909,522
    129,961 Comcast Corp*                                              3,399,780
      5,200 EW Scripps Co                                                232,492
     13,529 Univision Communications Inc Class A ^^*                     466,345
                                                                      $6,132,513

BUILDING MATERIALS --- 0.25%
     10,813 American Standard Cos Inc ^^                                 463,445
     25,301 Masco Corp ^^                                                822,029
      6,135 Vulcan Materials Co                                          531,598
                                                                      $1,817,072

CHEMICALS --- 1.34%
     13,599 Air Products & Chemicals Inc                                 913,717
      4,341 Ashland Inc                                                  308,558
     58,858 Dow Chemical Co                                            2,389,635
     55,952 EI du Pont de Nemours & Co                                 2,361,734
      5,011 Eastman Chemical Co                                          256,463
     11,125 Ecolab Inc                                                   424,975
      7,505 Engelhard Corp                                               297,273
      6,801 Hercules Inc ^^*                                              93,854
      4,823 International Flavors & Fragrances Inc                       165,525
     10,081 PPG Industries Inc                                           638,631
     19,618 Praxair Inc                                                1,081,933
      8,762 Rohm & Haas Co                                               428,199
      4,082 Sigma-Aldrich Corp                                           268,555
      1,437 Tronox Inc*                                                   24,409
                                                                      $9,653,461

COMMUNICATIONS - EQUIPMENT --- 3.06%
      7,067 ADC Telecommunications Inc*                                  180,845
      9,610 Andrew Corp*                                                 118,011
     25,272 Avaya Inc*                                                   285,574
     35,317 CIENA Corp*                                                  184,002
    373,943 Cisco Systems Inc*                                         8,103,345
     12,192 Comverse Technology Inc*                                     286,878
     93,956 Corning Inc*                                               2,528,356
    101,846 JDS Uniphase Corp ^^*                                        424,698
    271,728 Lucent Technologies Inc ^^*                                  828,770
    151,972 Motorola Inc                                               3,481,679
    100,742 QUALCOMM Inc                                               5,098,553
     27,364 Tellabs Inc*                                                 435,088
                                                                     $21,955,799

COMPUTER HARDWARE & SYSTEMS --- 3.60%
     51,808 Apple Computer Inc*                                        3,249,398
    143,095 Dell Inc*                                                  4,258,507
    144,507 EMC Corp*                                                  1,969,630
     16,040 Gateway Inc*                                                  35,128
    171,920 Hewlett-Packard Co                                         5,656,168
     95,290 International Business Machines Corp                       7,858,566
      6,581 Lexmark International Group Inc Class A*                     298,646
     11,076 NCR Corp*                                                    462,866
     22,751 Network Appliance Inc*                                       819,719
      9,766 QLogic Corp                                                  188,972
    210,359 Sun Microsystems Inc*                                      1,079,142
                                                                     $25,876,742

COMPUTER SOFTWARE & SERVICES --- 5.19%
     36,498 Adobe Systems Inc                                          1,274,510
      7,150 Affiliated Computer Services Inc Class A*                    426,569
     14,010 Autodesk Inc*                                                539,665
     35,277 Automatic Data Processing Inc                              1,611,453
     12,849 BMC Software Inc*                                            278,309
     27,663 CA Inc                                                       752,710
     10,815 Citrix Systems Inc*                                          409,889
     11,304 Computer Sciences Corp*                                      627,937
     23,242 Compuware Corp*                                              181,985
      8,433 Convergys Corp*                                              153,565
     18,484 Electronic Arts Inc*                                       1,011,444
     31,226 Electronic Data Systems Corp                                 837,794
     46,623 First Data Corp                                            2,182,889
     11,211 Fiserv Inc*                                                  477,028
     10,751 Intuit Inc*                                                  571,846
    540,324 Microsoft Corp (1)                                        14,702,216
     23,594 Novell Inc*                                                  181,202
    229,036 Oracle Corp*                                               3,135,503
      6,693 Parametric Technology Corp*                                  109,297
     20,258 Paychex Inc                                                  843,948
      7,938 Sabre Holdings Corp                                          186,781
     63,372 Symantec Corp*                                             1,066,551
     20,790 Unisys Corp*                                                 143,243
     14,800 VeriSign Inc*                                                355,052
     76,714 Yahoo! Inc*                                                2,474,794
     70,142 eBay Inc*                                                  2,739,747
                                                                     $37,275,927

CONGLOMERATES --- 4.12%
     45,935 3M Co                                                      3,476,820
    633,741 General Electric Co (1)                                   22,041,512
      8,029 Textron Inc                                                  749,828
    122,538 Tyco International Ltd                                     3,293,821
                                                                     $29,561,981

CONTAINERS --- 0.18%
      6,332 Ball Corp ^^                                                 277,532
      6,386 Bemis Co Inc                                                 201,670
      8,645 Pactiv Corp*                                                 212,148
      4,965 Sealed Air Corp                                              287,325
      6,702 Temple-Inland Inc                                            298,574
                                                                      $1,277,249

COSMETICS & PERSONAL CARE --- 0.18%
      4,546 Alberto-Culver Co Class B                                    201,070
     27,330 Avon Products Inc                                            851,876
      7,200 Estee Lauder Cos Inc                                         267,768
                                                                      $1,320,714

DISTRIBUTORS --- 0.28%
     10,507 Genuine Parts Co                                             460,522
     37,608 SYSCO Corp                                                 1,205,336
      4,707 WW Grainger Inc ^^                                           354,672
                                                                      $2,020,530

ELECTRIC COMPANIES --- 2.32%
      9,860 Allegheny Energy Inc*                                        333,761
     12,475 Ameren Corp                                                  621,505
     23,965 American Electric Power Co Inc                               815,289
     18,769 CenterPoint Energy Inc                                       223,914
     12,138 Cinergy Corp                                                 551,187
     14,932 Consolidated Edison Inc                                      649,542
     10,818 DTE Energy Co                                                433,694
     21,142 Dominion Resources Inc                                     1,459,432
     19,814 Edison International                                         815,941
     12,607 Entergy Corp                                                 869,127
     40,540 Exelon Corp                                                2,144,566
     24,572 FPL Group Inc ^^                                             986,320
     20,061 FirstEnergy Corp                                             980,983
     20,939 PG&E Corp ^^                                                 814,527
     23,052 PPL Corp                                                     677,729
      6,007 Pinnacle West Capital Corp                                   234,874
     15,368 Progress Energy Inc ^^                                       675,885
     45,080 Southern Co ^^                                             1,477,272
     12,609 TECO Energy Inc                                              203,257
     28,142 TXU Corp                                                   1,259,636
     24,490 Xcel Energy Inc                                              444,494
                                                                     $16,672,935

ELECTRONIC INSTRUMENTS & EQUIP --- 0.90%
     26,069 Agilent Technologies Inc*                                    978,891
     10,402 American Power Conversion Corp                               240,390
      5,565 Cooper Industries Inc                                        483,599
     25,002 Emerson Electric Co                                        2,090,917
      3,990 Harman International Industries Inc                          443,409
     10,645 Jabil Circuit Inc*                                           456,245
      8,671 Molex Inc                                                    287,877
     10,790 Rockwell Automation Inc                                      775,909
     32,273 Sanmina - SCI Corp*                                          132,319
     55,519 Solectron Corp*                                              222,076
     15,377 Symbol Technologies Inc ^^                                   162,689
      4,914 Tektronix Inc                                                175,479
                                                                      $6,449,800

ELECTRONICS - SEMICONDUCTOR --- 2.92%
     29,266 Advanced Micro Devices Inc*                                  970,461
     21,807 Altera Corp*                                                 450,096
     22,255 Analog Devices Inc ^^                                        852,144
     96,435 Applied Materials Inc                                      1,688,577
     17,861 Applied Micro Circuits Corp*                                  72,694
     26,807 Broadcom Corp Class A                                      1,156,990
     24,921 Freescale Semiconductor Inc*                                 692,056
    357,677 Intel Corp                                                 6,921,050
     12,169 KLA-Tencor Corp                                              588,493
     23,741 LSI Logic Corp*                                              274,446
     18,558 Linear Technology Corp                                       651,015
     19,500 Maxim Integrated Products Inc                                724,425
     37,617 Micron Technology Inc*                                       553,722
     10,365 NVIDIA Corp ^^                                               593,500
     20,462 National Semiconductor Corp                                  569,662
      8,022 Novellus Systems Inc*                                        192,528
     11,233 PMC-Sierra Inc ^^*                                           138,054
     12,017 Teradyne Inc ^^*                                             186,384
     97,305 Texas Instruments Inc                                      3,159,493
     20,947 Xilinx Inc                                                   533,311
                                                                     $20,969,101

ENGINEERING & CONSTRUCTION --- 0.06%
      5,292 Fluor Corp ^^                                                454,054
                                                                        $454,054

FINANCIAL SERVICES --- 6.15%
     15,213 Ameriprise Financial Inc                                     685,498
     46,883 Bank of New York Co Inc                                    1,689,663
     12,200 CIT Group Inc                                                652,944
    303,533 Citigroup Inc (1)                                         14,335,864
     36,660 Countrywide Financial Corp                                 1,345,422
     58,858 Fannie Mae (nonvtg)                                        3,025,301
      5,083 Federated Investors Inc Class B                              198,491
      9,283 Franklin Resources Inc                                       874,830
     41,994 Freddie Mac                                                2,561,634
     15,610 Golden West Financial Corp                                 1,059,919
    211,974 JPMorgan Chase & Co                                        8,826,597
     12,977 Janus Capital Group Inc                                      300,677
      5,319 MGIC Investment Corp ^^                                      354,405
     25,224 Mellon Financial Corp                                        897,974
     14,762 Moody's Corp                                               1,054,893
     11,301 Northern Trust Corp                                          593,303
     17,040 Principal Financial Group                                    831,552
     21,700 Sovereign Bancorp Inc                                        475,447
     20,219 State Street Corp                                          1,221,834
      8,042 T Rowe Price Group Inc                                       628,965
     60,261 Washington Mutual Inc                                      2,568,324
                                                                     $44,183,537

FOOD & BEVERAGES --- 2.89%
     47,243 Anheuser-Busch Co Inc                                      2,020,583
      5,040 Brown-Forman Corp                                            387,929
     11,177 Campbell Soup Co                                             362,135
    125,214 Coca-Cola Co                                               5,242,710
     18,382 Coca-Cola Enterprises Inc                                    373,890
     31,495 ConAgra Foods Inc                                            675,883
     11,900 Constellation Brands Inc                                     298,095
     21,702 General Mills Inc                                          1,099,857
     20,400 HJ Heinz Co                                                  773,568
     10,898 Hershey Foods Corp                                           569,203
     15,300 Kellogg Co                                                   673,812
      8,062 McCormick & Co Inc (nonvtg)                                  272,979
      3,521 Molson Coors Brewing Co Class B                              241,611
      8,192 Pepsi Bottling Group Inc                                     248,955
    100,708 PepsiCo Inc                                                5,819,915
     46,192 Sara Lee Corp                                                825,913
     15,300 Tyson Foods Inc Class A                                      210,222
     10,787 Wm Wrigley Jr Co                                             690,368
                                                                     $20,787,628

GOLD, METALS & MINING --- 0.89%
     53,025 Alcoa Inc                                                  1,620,444
      5,288 Allegheny Technologies Inc                                   323,520
     11,228 Freeport-McMoRan Copper & Gold  Inc                          671,098
     27,140 Newmont Mining Corp                                        1,408,295
      9,440 Nucor Corp                                                   989,218
     12,376 Phelps Dodge Corp                                            996,639
      6,589 United States Steel Corp                                     399,821
                                                                      $6,409,035

HEALTH CARE RELATED --- 3.00%
     34,456 Aetna Inc                                                  1,693,168
     12,724 AmericsourceBergen Corp                                      614,187
      7,363 CIGNA Corp                                                   961,755
     25,636 Cardinal Health Inc ^^                                     1,910,395
     27,250 Caremark Rx Inc                                            1,340,155
      9,800 Coventry Health Care Inc                                     529,004
      8,890 Express Scripts Inc Class A                                  781,431
     24,820 HCA Inc                                                    1,136,508
     14,582 Health Management Associates Inc Class A ^^                  314,534
      9,921 Humana Inc*                                                  522,341
     12,028 IMS Health Inc ^^                                            309,962
      7,600 Laboratory Corp of America Holdings ^^*                      444,448
      4,791 Manor Care Inc ^^                                            212,481
     18,602 McKesson Corp                                                969,722
     18,507 Medco Health Solutions Inc*                                1,058,971
      8,400 Patterson Cos Inc ^^*                                        295,680
      9,928 Quest Diagnostics Inc                                        509,306
     28,510 Tenet Healthcare Corp ^^*                                    210,404
     82,440 UnitedHealth Group Inc                                     4,605,098
     40,160 WellPoint Inc                                              3,109,589
                                                                     $21,529,139

HOMEBUILDING --- 0.32%
      7,500 Centex Corp                                                  464,925
     16,500 DR Horton Inc                                                548,130
      4,680 KB Home                                                      304,106
      8,300 Lennar Corp                                                  501,154
     13,032 Pulte Homes ^^                                               500,689
                                                                      $2,319,004

HOTELS/MOTELS --- 0.46%
     26,410 Carnival Corp ^^                                           1,251,042
     20,037 Hilton Hotels Corp                                           510,142
      9,887 Marriott International Inc Class A                           678,248
     13,158 Starwood Hotels & Resorts Worldwide Inc                      891,191
                                                                      $3,330,623

HOUSEHOLD GOODS --- 2.53%
      4,767 Black & Decker Corp                                          414,205
      9,121 Clorox Co                                                    545,892
     31,309 Colgate-Palmolive Co                                       1,787,744
      8,905 Fortune Brands Inc                                           718,010
     28,026 Kimberly-Clark Corp                                        1,619,903
     11,043 Leggett & Platt Inc ^^                                       269,118
      4,871 Maytag Corp ^^                                               103,898
     16,638 Newell Rubbermaid Inc ^^                                     419,111
    199,996 Procter & Gamble Co (1)                                   11,523,770
      3,557 Snap-on Inc ^^                                               135,593
      4,413 Stanley Works                                                223,563
      4,150 Whirlpool Corp                                               379,601
                                                                     $18,140,408

INSURANCE RELATED --- 4.55%
     19,614 ACE Ltd                                                    1,020,124
     30,328 AFLAC Inc                                                  1,368,703
     39,252 Allstate Corp                                              2,045,422
      6,424 Ambac Financial Group Inc                                    511,350
    157,847 American International Group Inc (1)                      10,432,108
     19,615 Aon Corp                                                     814,219
     12,212 Chubb Corp                                                 1,165,513
     10,550 Cincinnati Financial Corp                                    443,839
     22,900 Genworth Financial Inc                                       765,547
     18,457 Hartford Financial Services Group Inc                      1,486,711
      8,234 Jefferson-Pilot Corp                                         460,610
     10,529 Lincoln National Corp                                        574,778
      8,296 Loews Corp                                                   839,555
      8,204 MBIA Inc                                                     493,307
     33,204 Marsh & McLennan Cos Inc                                     974,869
     46,058 MetLife Inc                                                2,227,825
     11,964 Progressive Corp                                           1,247,367
     30,153 Prudential Financial Inc                                   2,285,899
      7,456 SAFECO Corp                                                  374,366
     42,269 St Paul Travelers Co Inc                                   1,766,422
      6,271 Torchmark Corp                                               358,074
     18,092 UnumProvident Corp                                           370,524
     10,596 XL Capital Ltd Class A                                       679,310
                                                                     $32,706,442

INVESTMENT BANK/BROKERAGE FIRM --- 2.48%
      7,265 Bear Stearns Co Inc                                        1,007,656
     62,671 Charles Schwab Corp                                        1,078,568
     25,400 E*TRADE Financial Corp*                                      685,292
     26,513 Goldman Sachs Group Inc                                    4,161,480
     16,444 Lehman Brothers Holdings Inc                               2,376,651
     55,884 Merrill Lynch & Co Inc                                     4,401,424
     65,339 Morgan Stanley                                             4,104,596
                                                                     $17,815,667

LEISURE & ENTERTAINMENT --- 2.15%
      5,752 Brunswick Corp                                               223,523
     16,543 Harley-Davidson Inc ^^                                       858,251
     11,199 Harrah's Entertainment Inc                                   873,074
     10,803 Hasbro Inc                                                   227,943
     20,455 International Game Technology                                720,425
     23,581 Mattel Inc                                                   427,524
    145,900 News Corp                                                  2,423,399
    273,872 Time Warner Inc                                            4,598,311
     46,988 Viacom Inc Class B*                                        1,823,134
    117,110 Walt Disney Co                                             3,266,198
                                                                     $15,441,782

MACHINERY --- 1.51%
     40,816 Caterpillar Inc                                            2,930,997
      2,830 Cummins Inc ^^                                               297,433
     14,420 Danaher Corp ^^                                              916,391
     14,431 Deere & Co                                                 1,140,771
     12,321 Dover Corp                                                   598,308
      9,054 Eaton Corp                                                   660,670
     11,240 ITT Industries Inc                                           631,913
     12,539 Illinois Tool Works Inc                                    1,207,631
     19,890 Ingersoll-Rand Co                                            831,203
      3,691 Navistar International Corp*                                 101,798
     10,296 PACCAR Inc                                                   725,662
      7,596 Pall Corp                                                    236,919
      7,312 Parker-Hannifin Corp                                         589,420
                                                                     $10,869,116

MEDICAL PRODUCTS --- 2.01%
      3,332 Bausch & Lomb Inc ^^                                         212,248
     39,462 Baxter International Inc                                   1,531,520
     15,087 Becton Dickinson & Co                                        929,057
     15,064 Biomet Inc                                                   535,073
     35,916 Boston Scientific Corp ^^*                                   827,864
      6,348 CR Bard Inc                                                  430,458
      7,500 Fisher Scientific International Inc*                         510,375
     20,637 Guidant Corp                                               1,610,924
      9,788 Hospira Inc*                                                 386,234
     73,372 Medtronic Inc                                              3,723,629
      3,147 Millipore Corp*                                              229,920
      7,869 PerkinElmer Inc                                              184,685
     22,288 St Jude Medical Inc*                                         913,808
     17,800 Stryker Corp                                                 789,252
      9,829 Thermo Electron Corp*                                        364,558
      6,338 Waters Corp*                                                 273,485
     15,059 Zimmer Holdings Inc*                                       1,017,988
                                                                     $14,471,078

OFFICE EQUIPMENT & SUPPLIES --- 0.26%
      6,751 Avery Dennison Corp                                          394,798
     13,792 Pitney Bowes Inc                                             592,091
     56,586 Xerox Corp*                                                  860,107
                                                                      $1,846,996

OIL & GAS --- 9.68%
      4,868 Amerada Hess Corp                                            693,203
     14,061 Anadarko Petroleum Corp                                    1,420,302
     20,060 Apache Corp                                                1,314,131
     19,700 BJ Services Co                                               681,620
     20,777 Baker Hughes Inc                                           1,421,147
     22,906 Burlington Resources Inc                                   2,105,290
     22,700 Chesapeake Energy Corp ^^                                    713,007
    135,345 Chevron Corp                                               7,845,950
     83,876 ConocoPhillips                                             5,296,769
     26,864 Devon Energy Corp                                          1,643,271
     14,752 EOG Resources                                              1,062,144
     40,057 El Paso Corp ^^                                              482,687
    371,336 Exxon Mobil Corp (1)                                      22,599,488
     31,372 Halliburton Co ^^                                          2,290,783
      7,125 Kerr-McGee Corp                                              680,295
      6,397 Kinder Morgan Inc                                            588,460
     22,305 Marathon Oil Corp                                          1,698,972
     10,000 Murphy Oil Corp                                              498,200
      9,612 Nabors Industries Ltd                                        688,027
     10,600 National-Oilwell Inc*                                        679,672
      8,311 Noble Corp                                                   674,022
     26,172 Occidental Petroleum Corp                                  2,424,836
      6,624 Rowan Cos Inc                                                291,191
     35,980 Schlumberger Ltd                                           4,553,989
      8,124 Sunoco Inc ^^                                                630,179
     19,866 Transocean Inc*                                            1,595,240
     37,800 Valero Energy Corp                                         2,259,684
     21,200 Weatherford International Ltd                                969,900
     36,107 Williams Cos Inc ^^                                          772,329
     22,066 XTO Energy Inc ^^                                            961,416
                                                                     $69,536,204

PAPER & FOREST PRODUCTS --- 0.36%
     29,926 International Paper Co                                     1,034,542
      6,457 Louisiana-Pacific Corp                                       175,630
     11,003 MeadWestvaco Corp                                            300,492
     14,788 Weyerhaeuser Co ^^                                         1,071,095
                                                                      $2,581,759

PERSONAL LOANS --- 0.94%
     75,269 American Express Co                                        3,955,386
     18,349 Capital One Financial Corp                                 1,477,461
     25,419 SLM Corp                                                   1,320,263
                                                                      $6,753,110

PHARMACEUTICALS --- 6.40%
     93,581 Abbott Laboratories                                        3,974,385
      9,219 Allergan Inc                                               1,000,262
      6,400 Barr Laboratories Inc*                                       403,072
    119,110 Bristol-Myers Squibb Co                                    2,931,297
     68,747 Eli Lilly & Co                                             3,801,709
     19,843 Forest Laboratories Inc*                                     885,593
    180,919 Johnson & Johnson (1)                                     10,714,023
     14,699 King Pharmaceuticals Inc*                                    253,558
    132,940 Merck & Co Inc                                             4,683,476
     13,250 Mylan Laboratories Inc ^^                                    310,050
    447,296 Pfizer Inc (1)                                            11,146,616
     89,900 Schering-Plough Corp                                       1,707,201
      6,184 Watson Pharmaceuticals Inc*                                  177,728
     81,702 Wyeth                                                      3,964,181
                                                                     $45,953,151

PHOTOGRAPHY/IMAGING --- 0.07%
     17,431 Eastman Kodak Co ^^                                          495,738
                                                                        $495,738

POLLUTION CONTROL --- 0.19%
     13,314 Allied Waste Industries Inc ^^*                              162,963
     33,539 Waste Management Inc                                       1,183,927
                                                                      $1,346,890

PRINTING & PUBLISHING --- 0.53%
      3,546 Dow Jones & Co Inc                                           139,358
     14,461 Gannett Co Inc                                               866,503
      4,137 Knight-Ridder Inc                                            261,500
     22,376 McGraw-Hill Cos Inc                                        1,289,305
      2,511 Meredith Corp                                                140,089
      8,829 New York Times Co ^^                                         223,462
     13,118 RR Donnelley & Sons Co ^^                                    429,221
     15,879 Tribune Co                                                   435,561
                                                                      $3,784,999

RAILROADS --- 0.77%
     22,651 Burlington Northern Santa Fe Corp                          1,887,508
     13,349 CSX Corp                                                     798,270
     25,029 Norfolk Southern Corp                                      1,353,318
     16,145 Union Pacific Corp                                         1,507,136
                                                                      $5,546,232

REAL ESTATE --- 0.81%
      5,826 Apartment Investment & Management Co REIT                    273,239
     13,000 Archstone-Smith Trust REIT ^^                                634,010
     24,641 Equity Office Properties Trust REIT                          827,445
     17,681 Equity Residential REIT                                      827,294
     11,227 Plum Creek Timber Co Inc REIT                                414,613
     14,801 ProLogis Trust REIT                                          791,854
      5,000 Public Storage Inc REIT ^^                                   406,150
     11,147 Simon Property Group Inc REIT                                937,909
      7,200 Vornado Realty Trust REIT                                    691,200
                                                                      $5,803,714

RESTAURANTS --- 0.83%
      7,943 Darden Restaurants Inc                                       325,901
     76,410 McDonald's Corp                                            2,625,448
     46,376 Starbucks Corp                                             1,745,593
      6,917 Wendy's International Inc ^^                                 429,269
     16,727 Yum! Brands Inc                                              817,281
                                                                      $5,943,492

RETAIL --- 5.65%
     22,415 Albertson's Inc                                              575,393
     18,700 Amazon.com Inc ^^*                                           682,737
     10,992 AutoNation Inc*                                              236,878
      3,358 AutoZone Inc*                                                334,759
     17,011 Bed Bath & Beyond Inc*                                       653,222
     24,705 Best Buy Co Inc                                            1,381,751
      6,849 Big Lots Inc ^^*                                              95,612
     49,718 CVS Corp                                                   1,485,077
      9,215 Circuit City Stores Inc - CarMax Group                       225,583
     28,771 Costco Wholesale Corp                                      1,558,237
      3,705 Dillard's Inc ^^                                              96,478
     19,167 Dollar General Corp ^^                                       338,681
      9,390 Family Dollar Stores Inc                                     249,774
     16,580 Federated Department Stores Inc                            1,210,340
     34,877 Gap Inc                                                      651,502
    129,191 Home Depot Inc                                             5,464,779
     14,167 JC Penney Co Inc ^^                                          855,828
     20,955 Kohl's Corp*                                               1,110,825
     44,095 Kroger Co                                                    897,774
     21,131 Limited Brands Inc                                           516,864
     47,588 Lowe's Cos Inc                                             3,066,571
     13,276 Nordstrom Inc                                                520,154
     17,946 Office Depot Inc*                                            668,309
      4,277 OfficeMax Inc                                                129,037
      8,147 RadioShack Corp ^^                                           156,667
      8,216 SUPERVALU Inc ^^                                             253,217
     27,300 Safeway Inc ^^                                               685,776
      6,076 Sears Holding Corp*                                          803,490
      6,757 Sherwin-Williams Co                                          334,066
     44,224 Staples Inc                                                1,128,596
     27,944 TJX Cos Inc                                                  693,570
     53,454 Target Corp                                                2,780,143
      8,603 Tiffany & Co ^^                                              322,957
    151,874 Wal-Mart Stores Inc                                        7,174,528
     61,531 Walgreen Co                                                2,653,832
      8,500 Whole Foods Market Inc                                       564,740
                                                                     $40,557,747

SHOES --- 0.14%
     11,519 NIKE Inc Class B                                             980,267
                                                                        $980,267

SPECIALIZED SERVICES --- 0.63%
      8,553 Apollo Group Inc ^^*                                         449,118
     61,242 Cendant Corp                                               1,062,549
      8,346 Cintas Corp                                                  355,707
      7,869 Equifax Inc                                                  293,042
     19,822 H&R Block Inc ^^                                             429,146
     26,098 Interpublic Group of Cos Inc ^^*                             249,497
      7,659 Monster Worldwide Inc ^^*                                    381,878
     10,879 Omnicom Group Inc                                            905,677
     10,431 Robert Half International Inc                                402,741
                                                                      $4,529,355

TELEPHONE & TELECOMMUNICATIONS --- 3.29%
     23,558 ALLTEL Corp                                                1,525,381
    235,843 AT&T Inc                                                   6,377,195
    109,289 BellSouth Corp                                             3,786,864
      7,995 CenturyTel Inc                                               312,764
     19,913 Citizens Communications Co                                   264,246
     94,268 Qwest Communications International Inc*                      641,022
    180,401 Sprint Corp                                                4,661,562
    177,902 Verizon Communications                                     6,059,342
                                                                     $23,628,376

TEXTILES --- 0.23%
     23,300 Coach Inc*                                                   805,714
      6,962 Jones Apparel Group Inc                                      246,246
      6,332 Liz Claiborne Inc                                            259,485
      5,374 VF Corp                                                      305,781
                                                                      $1,617,226

TOBACCO --- 1.39%
    126,936 Altria Group Inc (1)                                       8,994,685
      5,205 Reynolds American Inc ^^                                     549,128
      9,955 UST Inc ^^                                                   414,128
                                                                      $9,957,941

UTILITIES --- 0.81%
     39,796 AES Corp*                                                    678,920
     13,371 CMS Energy Corp ^^*                                          173,154
     10,810 Constellation Energy Group                                   591,415
     56,455 Duke Energy Corp ^^                                        1,645,663
     18,266 Dynegy Inc Class A*                                           87,677
     10,653 KeySpan Corp                                                 435,388
      2,663 NICOR Inc ^^                                                 105,348
     16,556 NiSource Inc                                                 334,762
      2,365 Peoples Energy Corp ^^                                        84,289
     15,238 Public Service Enterprise Group Inc                          975,842
     15,724 Sempra Energy                                                730,537
                                                                      $5,842,995

TOTAL COMMON STOCK --- 98.69%                                       $708,955,802
(Cost $582,342,008)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  8,940,000 Fannie Mae                                                 8,937,690
               4.720%, April 3, 2006
    500,000 United States of America (1)                                 497,668
               4.220%, May 11, 2006

TOTAL SHORT-TERM INVESTMENTS --- 1.31%                                $9,435,358
(Cost $9,435,358)

TOTAL MAXIM S&P 500 INDEX PORTFOLIO --- 100%                        $718,391,160
(Cost $591,777,366)

Legend
*   Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT - Real Estate Investment Trust
^^  A portion or all of the security is on loan at March 31, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

As of March 31, 2006, the Maxim S&P 500 Index(R) Portfolio had 28 open S&P 500 long futures contracts. The contracts expire in June 2006 and the Portfolio has recorded unrealized depreciation of $26,763.

At March 31, 2006, the U.S. Federal income tax cost basis was $592,421,065. The Maxim S&P 500 Index(R) Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $150,573,733 and gross depreciation of securities in which there was an excess of tax cost over value of $24,603,599, resulting in net appreciation of $125,970,134.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.27%
      1,500 Alliant Techsystems Inc*                                     115,755
     32,113 Boeing Co                                                  2,502,566
      1,600 DRS Technologies Inc ^^                                       87,792
     16,062 General Dynamics Corp                                      1,027,647
      4,901 Goodrich Corp                                                213,733
     33,289 Honeywell International Inc                                1,423,771
      4,925 L-3 Communications Holdings Inc                              422,516
     14,398 Lockheed Martin Corp                                       1,081,722
     14,096 Northrop Grumman Corp                                        962,616
      5,400 Precision Castparts Corp                                     320,760
     17,923 Raytheon Co                                                  821,590
      6,930 Rockwell Collins                                             390,506
        300 Sequa Corp*                                                   29,340
     40,722 United Technologies Corp                                   2,360,654
                                                                     $11,760,968

AGRICULTURE --- 0.36%
     26,200 Archer-Daniels-Midland Co                                    881,630
     10,788 Monsanto Co                                                  914,283
      1,800 Scotts Co Class A                                             82,368
                                                                      $1,878,281

AIR FREIGHT --- 1.09%
      6,812 CH Robinson Worldwide Inc                                    334,401
      4,274 Expeditors International of Washington Inc ^^                369,231
     12,189 FedEx Corp                                                 1,376,626
      2,440 Ryder System Inc                                             109,263
     43,837 United Parcel Service Inc Class B                          3,479,781
                                                                      $5,669,302

AIRLINES --- 0.13%
      3,500 AirTran Holdings Inc ^^*                                      63,385
      1,350 Alaska Air Group Inc*                                         47,858
      6,200 JetBlue Airways Corp ^^                                       66,464
     28,360 Southwest Airlines Co                                        510,196
                                                                        $687,903

AUTO PARTS & EQUIPMENT --- 0.21%
      2,800 ArvinMeritor Inc                                              41,748
        500 Bandag Inc ^^                                                 20,935
      2,346 BorgWarner Inc                                               140,854
      2,399 Cooper Tire & Rubber Co ^^                                    34,402
      6,120 Gentex Corp ^^                                               106,855
      7,000 Goodyear Tire & Rubber Co ^^*                                101,360
      7,800 Johnson Controls Inc                                         592,254
      2,693 Lear Corp ^^                                                  47,747
      1,300 Modine Manufacturing Co ^^                                    38,350
                                                                      $1,124,505

AUTOMOBILES --- 0.22%
     74,695 Ford Motor Co                                                594,572
     22,675 General Motors Corp ^^                                   482,297
      1,400 Thor Industries Inc                                           74,704
                                                                      $1,151,573

BANKS --- 5.69%
     13,879 AmSouth Bancorp                                              375,427
      5,436 Associated Banc-Corp                                         184,715
     21,420 BB&T Corp                                                    839,664
    186,298 Bank of America Corp (1)                                   8,484,011
      2,071 Bank of Hawaii Corp                                          110,405
      2,000 Cathay Bancorp Inc ^^                                         75,280
      1,700 City National Corp                                           130,543
      6,150 Colonial BancGroup Inc                                       153,750
      6,537 Comerica Inc                                                 378,950
      6,918 Commerce Bancorp Inc ^^                                      253,545
      4,950 Compass Bancshares Inc                                       250,520
      1,900 Cullen/Frost Bankers Inc                                     102,125
     22,318 Fifth Third Bancorp                                          878,436
      5,070 First Horizon National Corp ^^                               211,166
      3,125 FirstMerit Corp                                               77,063
      2,008 Greater Bay Bancorp                                           55,702
      9,942 Huntington Bancshares Inc                                    239,900
     16,239 KeyCorp                                                      597,595
      3,184 M&T Bank Corp                                                363,422
      8,449 Marshall & Ilsley Corp ^^                                    368,207
      4,928 Mercantile Bankshares Corp                                   189,482
     21,982 National City Corp                                           767,172
     19,057 North Fork Bancorp Inc                                       549,413
     11,722 PNC Financial Services Group                                 789,008
     18,332 Regions Financial Corp                                       644,736
      1,428 SVB Financial Group*                                          75,755
     14,908 SunTrust Banks Inc                                         1,084,706
     12,492 Synovus Financial Corp                                       338,408
      4,488 TCF Financial Corp                                           115,566
      1,760 Texas Regional Bancshares Inc ^^                              51,902
     72,168 US Bancorp                                                 2,201,124
     65,057 Wachovia Corp                                              3,646,445
     67,240 Wells Fargo & Co                                           4,294,619
      1,320 Westamerica Bancorp                                           68,534
      2,700 Wilmington Trust Corp                                        117,045
      4,235 Zions Bancorp                                                350,362
                                                                     $29,414,703

BIOTECHNOLOGY --- 1.50%
      2,700 Affymetrix Inc ^^*                                            88,911
     46,928 Amgen Inc*                                                 3,414,012
      7,290 Applera Corp - Applied Biosystems Group                      197,851
     13,787 Biogen Idec Inc*                                             649,368
      2,400 Cephalon Inc ^^*                                             144,600
      2,863 Charles River Laboratories International Inc ^^*             140,344
      4,385 Chiron Corp*                                                 200,877
     10,464 Genzyme Corp*                                                703,390
     18,514 Gilead Sciences Inc*                                       1,151,941
      2,100 Invitrogen Corp*                                             147,273
      1,300 Martek Biosciences Corp ^^*                                   42,679
     10,204 MedImmune Inc*                                               373,262
     12,448 Millennium Pharmaceuticals Inc*                              125,849
      4,550 PDL BioPharma Inc ^^*                                        149,240
      1,600 Techne Corp ^^*                                               96,224
      3,992 Vertex Pharmaceuticals Inc ^^*                               146,067
                                                                      $7,771,888

BROADCAST/MEDIA --- 0.80%
     30,951 CBS Corp                                                     742,205
     20,712 Clear Channel Communications Inc                             600,855
     85,695 Comcast Corp*                                              2,241,781
      3,400 EW Scripps Co                                                152,014
      1,409 Emmis Communications Corp*                                    22,544
      1,400 Entercom Communications Corp ^^                               39,088
      8,973 Univision Communications Inc Class A ^^*                     309,299
      2,536 Westwood One Inc                                              27,997
                                                                      $4,135,783

BUILDING MATERIALS --- 0.29%
      7,164 American Standard Cos Inc ^^                                 307,049
      1,900 Florida Rock Industries Inc                                  106,818
      1,846 Martin Marietta Materials Inc                                197,577
     16,687 Masco Corp                                                   542,161
      4,005 Vulcan Materials Co                                          347,033
                                                                      $1,500,638

CHEMICALS --- 1.47%
      8,979 Air Products & Chemicals Inc                                 603,299
      2,700 Airgas Inc                                                   105,543
      1,500 Albemarle Corp ^^                                             68,025
      2,916 Ashland Inc                                                  207,269
      2,550 Cabot Corp                                                    86,675
      9,611 Chemtura Corp                                                113,218
      1,600 Cytec Industries Inc ^^                                       96,016
     38,792 Dow Chemical Co                                            1,574,955
     36,846 EI du Pont de Nemours & Co                                 1,555,270
      3,325 Eastman Chemical Co                                          170,174
      7,350 Ecolab Inc                                                   280,770
      4,931 Engelhard Corp                                               195,317
      1,550 FMC Corp                                                      96,069
      1,650 Ferro Corp                                                    33,000
      4,518 Hercules Inc*                                                 62,348
      3,171 International Flavors & Fragrances Inc                       108,829
      2,750 Lubrizol Corp                                                117,838
      8,156 Lyondell Chemical Co ^^                                      162,304
        850 Minerals Technologies Inc ^^                                  49,649
      2,871 Olin Corp ^^                                                  61,640
      6,639 PPG Industries Inc                                           420,581
     12,946 Praxair Inc                                                  713,972
      4,687 RPM Inc                                                       84,085
      5,793 Rohm & Haas Co                                               283,104
      1,800 Sensient Technologies Corp ^^                                 32,490
      2,690 Sigma-Aldrich Corp                                           176,975
        946 Tronox Inc*                                                   16,078
      4,014 Valspar Corp ^^                                              111,870
                                                                      $7,587,363

COMMUNICATIONS - EQUIPMENT --- 2.98%
     15,648 3Com Corp*                                                    80,118
      4,619 ADC Telecommunications Inc*                                  118,200
      2,700 ADTRAN Inc                                                    70,686
      6,387 Andrew Corp*                                                  78,432
     16,705 Avaya Inc*                                                   188,767
      2,000 Avocent Corp*                                                 63,480
     23,356 CIENA Corp*                                                  121,685
    246,638 Cisco Systems Inc*                                         5,344,645
      2,200 CommScope Inc ^^*                                             62,810
      8,040 Comverse Technology Inc*                                     189,181
     61,962 Corning Inc*                                               1,667,397
      1,550 Dycom Industries Inc ^^*                                      32,938
      1,600 F5 Networks Inc*                                             115,984
      5,400 Harris Corp                                                  255,366
     67,198 JDS Uniphase Corp ^^*                                        280,216
    179,206 Lucent Technologies Inc ^^*                                  546,578
    100,190 Motorola Inc                                               2,295,353
      1,850 Plantronics Inc ^^                                            65,546
      3,420 Polycom Inc ^^*                                               74,146
      4,400 Powerwave Technologies Inc ^^*                                59,356
     66,474 QUALCOMM Inc                                               3,364,249
     18,061 Tellabs Inc*                                                 287,170
      4,200 UTStarcom Inc ^^*                                             26,418
                                                                     $15,388,721

COMPUTER HARDWARE & SYSTEMS --- 3.46%
     34,126 Apple Computer Inc*                                        2,140,383
     94,398 Dell Inc*                                                  2,809,284
      2,783 Diebold Inc                                                  114,381
     95,302 EMC Corp*                                                  1,298,966
     10,590 Gateway Inc*                                                  23,192
    113,376 Hewlett-Packard Co                                         3,730,071
      1,390 Imation Corp                                                  59,645
     62,913 International Business Machines Corp                       5,188,435
      4,312 Lexmark International Group Inc Class A*                     195,679
      6,124 McDATA Corp ^^*                                               28,293
      7,300 NCR Corp*                                                    305,067
     14,998 Network Appliance Inc*                                       540,378
      6,466 QLogic Corp                                                  125,117
      7,348 Sandisk Corp ^^*                                             422,657
    138,799 Sun Microsystems Inc*                                        712,039
      8,700 Western Digital Corp*                                        169,041
                                                                     $17,862,628

COMPUTER SOFTWARE & SERVICES --- 5.11%
     11,012 Activision Inc                                               151,855
      3,091 Acxiom Corp ^^                                                79,871
     24,066 Adobe Systems Inc                                            840,385
        600 Advent Software ^^*                                           17,052
      4,737 Affiliated Computer Services Inc Class A*                    282,609
      1,300 Anteon International Corp*                                    70,928
      9,220 Autodesk Inc*                                                355,154
     23,270 Automatic Data Processing Inc                              1,062,974
      8,465 BMC Software Inc*                                            183,352
     18,256 CA Inc                                                       496,746
     11,310 Cadence Design Systems Inc*                                  209,122
      7,143 Citrix Systems Inc*                                          270,720
      5,600 Cognizant Technology Solutions Corp*                         333,144
      7,524 Computer Sciences Corp*                                      417,958
     15,257 Compuware Corp*                                              119,462
      5,580 Convergys Corp*                                              101,612
     12,192 Electronic Arts Inc*                                         667,146
     20,616 Electronic Data Systems Corp                                 553,127
      2,650 Fair Isaac Co                                                104,993
     30,773 First Data Corp                                            1,440,792
      7,443 Fiserv Inc*                                                  316,700
      2,300 Gartner Inc*                                                  32,085
      7,116 Intuit Inc*                                                  378,500
      2,922 Jack Henry & Associates Inc                                   66,826
      4,000 MPS Group Inc*                                                61,200
      2,000 Macrovision Corp ^^*                                          44,300
      6,599 McAfee Inc*                                                  160,554
      3,150 Mentor Graphics Corp ^^*                                      34,808
    356,427 Microsoft Corp (1)                                         9,698,379
     15,550 Novell Inc*                                                  119,424
    151,064 Oracle Corp*                                               2,068,066
      4,440 Parametric Technology Corp*                                   72,505
     13,350 Paychex Inc                                                  556,161
      2,750 RSA Security  Inc ^^*                                         49,335
      1,979 Reynolds & Reynolds Co Class A                                56,204
      1,500 SRA International Inc ^^*                                     56,595
      5,241 Sabre Holdings Corp                                          123,321
      3,589 Sybase Inc*                                                   75,800
     41,757 Symantec Corp*                                               702,770
      5,686 Synopsys Inc*                                                127,082
      1,500 Transaction Systems Architects Inc Class A ^^*                46,815
     13,677 Unisys Corp*                                                  94,235
      9,800 VeriSign Inc*                                                235,102
      2,900 Wind River Systems*                                           36,105
     50,548 Yahoo! Inc*                                                1,630,678
     46,268 eBay Inc*                                                  1,807,228
                                                                     $26,409,780

CONGLOMERATES --- 3.81%
     30,308 3M Co                                                      2,294,013
      1,226 Carlisle Cos Inc                                             100,287
    418,001 General Electric Co (1)                                   14,538,075
      1,600 Teleflex Inc                                                 114,608
      5,316 Textron Inc                                                  496,461
     80,756 Tyco International Ltd                                     2,170,721
                                                                     $19,714,165

CONTAINERS --- 0.16%
      4,174 Ball Corp ^^                                                 182,946
      4,200 Bemis Co Inc                                                 132,636
      5,700 Pactiv Corp*                                                 139,878
      3,266 Sealed Air Corp                                              189,003
      4,426 Temple-Inland Inc                                            197,178
                                                                        $841,641

COSMETICS & PERSONAL CARE --- 0.17%
      3,042 Alberto-Culver Co Class B                                    134,548
     18,074 Avon Products Inc                                            563,367
      4,800 Estee Lauder Cos Inc                                         178,512
                                                                        $876,427

DISTRIBUTORS --- 0.26%
      6,930 Genuine Parts Co                                             303,742
     24,795 SYSCO Corp                                                   794,680
      3,120 WW Grainger Inc                                              235,092
                                                                      $1,333,514

ELECTRIC COMPANIES --- 2.45%
      6,550 Allegheny Energy Inc*                                        221,718
      4,696 Alliant Energy Corp                                          147,783
      8,179 Ameren Corp                                                  407,478
     15,789 American Electric Power Co Inc                               537,142
     12,429 CenterPoint Energy Inc                                       148,278
      7,952 Cinergy Corp                                                 361,100
      9,811 Consolidated Edison Inc                                      426,779
      5,064 DPL Inc ^^                                                   136,728
      7,148 DTE Energy Co                                                286,563
     13,952 Dominion Resources Inc                                       963,107
      3,101 Duquesne Light Holdings Inc ^^                                51,167
     13,081 Edison International                                         538,676
      8,387 Entergy Corp                                                 578,200
     26,722 Exelon Corp                                                1,413,594
     16,162 FPL Group Inc                                                648,743
     13,264 FirstEnergy Corp                                             648,610
      2,965 Great Plains Energy Inc ^^                                    83,465
      3,200 Hawaiian Electric Industries Inc ^^                           86,816
      1,700 IDACORP Inc ^^                                                55,284
      4,270 NSTAR                                                        122,165
      6,066 Northeast Utilities                                          118,469
      3,576 OGE Energy Corp                                              103,704
     13,838 PG&E Corp                                                    538,298
      2,725 PNM Resources Inc                                             66,490
     15,180 PPL Corp                                                     446,292
      7,552 Pepco Holdings Inc                                           172,110
      4,005 Pinnacle West Capital Corp                                   156,596
     10,086 Progress Energy Inc                                          443,582
      4,550 Puget Energy Inc                                              96,369
      8,050 Sierra Pacific Resources*                                    111,171
     29,695 Southern Co ^^                                               973,105
      8,330 TECO Energy Inc                                              134,280
     18,608 TXU Corp                                                     832,894
      1,629 WPS Resources Corp                                            80,179
      3,450 Westar Energy Inc                                             71,795
      4,637 Wisconsin Energy Corp                                        185,434
     16,193 Xcel Energy Inc                                              293,903
                                                                     $12,688,067

ELECTRONIC INSTRUMENTS & EQUIP --- 1.19%
     17,139 Agilent Technologies Inc*                                    643,569
      6,844 American Power Conversion Corp                               158,165
      2,800 Ametek Inc                                                   125,888
      3,600 Amphenol Corp                                                187,848
      4,815 Arrow Electronics Inc*                                       155,380
      5,795 Avnet Inc*                                                   147,077
      2,565 CDW Corp                                                     150,950
      3,745 Cooper Industries Inc                                        325,441
     16,532 Emerson Electric Co                                        1,382,571
      2,640 Harman International Industries Inc                          293,383
      2,450 Hubbell Inc Class B                                          125,587
      4,600 Ingram Micro Inc*                                             92,000
      7,026 Jabil Circuit Inc*                                           301,134
      3,450 KEMET Corp*                                                   32,672
      6,600 Memc Electronic Materials Inc*                               243,672
      5,716 Molex Inc                                                    189,771
      2,160 National Instruments Corp ^^                                  70,459
      1,550 Newport Corp*                                                 29,233
      1,750 Plexus Corp ^^*                                               65,748
      7,079 Rockwell Automation Inc                                      509,051
      3,400 Roper Industries Inc                                         165,342
     21,315 Sanmina - SCI Corp*                                           87,392
     36,669 Solectron Corp*                                              146,676
     10,047 Symbol Technologies Inc                                      106,297
      2,276 Tech Data Corp*                                               84,007
      3,236 Tektronix Inc                                                115,558
      2,150 Thomas & Betts Corp*                                         110,467
      7,359 Vishay Intertechnology Inc*                                  104,792
                                                                      $6,150,130

ELECTRONICS - SEMICONDUCTOR --- 3.00%
     19,268 Advanced Micro Devices Inc*                                  638,927
     14,348 Altera Corp*                                                 296,143
     14,703 Analog Devices Inc ^^                                        562,978
     63,594 Applied Materials Inc                                      1,113,531
     11,800 Applied Micro Circuits Corp*                                  48,026
     17,000 Atmel Corp*                                                   80,240
     17,680 Broadcom Corp Class A                                        763,069
        964 Cabot Microelectronics Corp ^^*                               35,764
      3,907 Credence Systems Corp ^^*                                     28,677
      3,000 Cree Inc ^^*                                                  98,430
      5,400 Cypress Semiconductor Corp ^^*                                91,530
      4,776 Fairchild Semiconductor Intl Inc ^^*                          91,078
     16,412 Freescale Semiconductor Inc*                                 455,761
      8,014 Integrated Device Technology Inc*                            119,088
    235,894 Intel Corp                                                 4,564,549
      2,800 International Rectifier Corp*                                116,004
      5,649 Intersil Holding Corp                                        163,369
      7,973 KLA-Tencor Corp                                              385,574
     15,662 LSI Logic Corp*                                              181,053
      5,583 Lam Research Corp*                                           240,069
      4,500 Lattice Semiconductor Corp ^^*                                29,970
     12,285 Linear Technology Corp                                       430,958
     12,823 Maxim Integrated Products Inc                                476,374
      2,480 Micrel Inc*                                                   36,754
      8,577 Microchip Technology Inc                                     311,345
     24,729 Micron Technology Inc*                                       364,011
      6,907 NVIDIA Corp ^^                                               395,495
     13,532 National Semiconductor Corp                                  376,731
      5,291 Novellus Systems Inc*                                        126,984
      7,445 PMC-Sierra Inc ^^*                                            91,499
      7,550 RF Micro Devices Inc ^^*                                      65,308
      2,908 Semtech Corp*                                                 52,024
      1,850 Silicon Laboratories Inc*                                    101,658
      7,875 Teradyne Inc ^^*                                             122,141
     64,144 Texas Instruments Inc                                      2,082,756
      5,597 TriQuint Semiconductor Inc*                                   27,537
     13,743 Xilinx Inc                                                   349,897
                                                                     $15,515,302

ENGINEERING & CONSTRUCTION --- 0.12%
      3,477 Fluor Corp ^^                                                298,327
      1,287 Granite Construction Inc                                      62,651
      2,410 Jacobs Engineering Group Inc*                                209,043
      4,650 Quanta Services Inc ^^*                                       74,493
                                                                        $644,514

FINANCIAL SERVICES --- 6.05%
     10,034 Ameriprise Financial Inc                                     452,132
      3,430 Astoria Financial Corp                                       106,193
     30,942 Bank of New York Co Inc                                    1,115,150
      8,000 CIT Group Inc                                                428,160
    200,227 Citigroup Inc (1)                                          9,456,700
     24,152 Countrywide Financial Corp                                   886,378
      5,182 Eaton Vance Corp                                             141,883
     38,809 Fannie Mae (nonvtg)                                        1,994,783
      3,400 Federated Investors Inc Class B                              132,770
      6,125 Franklin Resources Inc                                       577,220
     27,758 Freddie Mac                                                1,693,238
     10,258 Golden West Financial Corp                                   696,518
      2,961 Independence Community Bank Corp                             123,414
      2,598 IndyMac Bancorp Inc                                          106,336
      2,650 Investors Financial Services Corp ^^                         124,206
    139,820 JPMorgan Chase & Co                                        5,822,105
      8,530 Janus Capital Group Inc                                      197,640
      4,974 Legg Mason Inc                                               623,391
      3,530 MGIC Investment Corp ^^                                      235,204
     16,586 Mellon Financial Corp                                        590,462
      9,788 Moody's Corp                                                 699,450
      9,582 New York Community Bancorp Inc ^^                            167,877
      7,389 Northern Trust Corp                                          387,923
      3,551 PMI Group Inc ^^                                             163,062
     11,263 Principal Financial Group                                    549,634
      3,361 Radian Group Inc                                             202,500
      2,563 SEI Investments Co                                           103,878
     14,280 Sovereign Bancorp Inc                                        312,875
     13,385 State Street Corp                                            808,856
      5,306 T Rowe Price Group Inc                                       414,982
      3,328 Waddell & Reed Financial Class A                              76,877
      3,439 Washington Federal Inc ^^                                     83,224
     39,748 Washington Mutual Inc                                      1,694,060
      2,168 Webster Financial Corp                                       105,061
                                                                     $31,274,142

FOOD & BEVERAGES --- 2.78%
     31,147 Anheuser-Busch Co Inc                                      1,332,157
      3,312 Brown-Forman Corp                                            254,925
      7,361 Campbell Soup Co                                             238,496
     82,651 Coca-Cola Co                                               3,460,597
     12,077 Coca-Cola Enterprises Inc                                    245,646
     20,762 ConAgra Foods Inc                                            445,553
      7,898 Constellation Brands Inc                                     197,845
      5,388 Dean Foods Co*                                               209,216
     14,244 General Mills Inc                                            721,886
     13,429 HJ Heinz Co                                                  509,228
      7,210 Hershey Foods Corp                                           376,578
      2,948 Hormel Foods Corp                                             99,642
      2,312 JM Smucker Co                                                 91,786
     10,089 Kellogg Co                                                   444,320
        998 Lancaster Colony Corp ^^                                      41,916
      5,307 McCormick & Co Inc (nonvtg)                                  179,695
      2,350 Molson Coors Brewing Co Class B ^^                           161,257
      5,436 Pepsi Bottling Group Inc                                     165,200
      2,391 PepsiAmericas Inc                                             58,460
     66,509 PepsiCo Inc                                                3,843,555
     30,434 Sara Lee Corp                                                544,160
      3,909 Smithfield Foods Inc*                                        114,690
        993 Tootsie Roll Industries Inc ^^                                29,063
     10,052 Tyson Foods Inc Class A                                      138,114
      7,120 Wm Wrigley Jr Co                                             455,680
                                                                     $14,359,665

GOLD, METALS & MINING --- 0.99%
     34,894 Alcoa Inc                                                  1,066,361
      3,525 Allegheny Technologies Inc                                   215,660
      2,850 Arch Coal Inc ^^                                             216,429
      7,357 Freeport-McMoRan Copper & Gold Inc                           439,728
     17,886 Newmont Mining Corp                                          928,105
      6,258 Nucor Corp                                                   655,776
     10,572 Peabody Energy Corp                                          532,935
      8,168 Phelps Dodge Corp                                            657,769
      1,600 Steel Dynamics Inc ^^                                         90,768
      4,400 United States Steel Corp                                     266,992
      2,781 Worthington Industries Inc ^^                                 55,787
                                                                      $5,126,310

HEALTH CARE RELATED --- 3.08%
     22,796 Aetna Inc                                                  1,120,195
      8,366 AmericsourceBergen Corp                                      403,827
      1,950 Apria Healthcare Group Inc*                                   44,811
      4,862 CIGNA Corp                                                   635,074
     16,957 Cardinal Health Inc                                        1,263,636
     18,043 Caremark Rx Inc                                              887,355
      3,895 Community Health Systems Inc*                                140,804
      2,555 Covance Inc*                                                 150,106
      6,452 Coventry Health Care Inc                                     348,279
      5,912 Express Scripts Inc Class A                                  519,665
     16,346 HCA Inc                                                      748,483
      9,553 Health Management Associates Inc Class A ^^                  206,058
      4,609 Health Net Inc*                                              234,229
      3,552 Henry Schein Inc*                                            169,999
      6,563 Humana Inc*                                                  345,542
      7,993 IMS Health Inc ^^                                            205,980
      5,000 Laboratory Corp of America Holdings*                         292,400
      2,250 LifePoint Hospitals Inc*                                      69,975
      3,837 Lincare Holdings Inc*                                        149,490
      3,167 Manor Care Inc ^^                                            140,456
     12,316 McKesson Corp                                                642,033
     12,257 Medco Health Solutions Inc*                                  701,346
      4,770 Omnicare Inc                                                 262,302
      5,584 Patterson Cos Inc*                                           196,557
      4,000 Pharmaceutical Product Development Inc                       138,440
      6,484 Quest Diagnostics Inc                                        332,629
     18,845 Tenet Healthcare Corp ^^*                                    139,076
      3,502 Triad Hospitals Inc*                                         146,734
     54,387 UnitedHealth Group Inc                                     3,038,058
      2,160 Universal Health Services Inc Class B                        109,706
      3,300 VCA Antech Inc*                                               93,984
     26,530 WellPoint Inc                                              2,054,218
                                                                     $15,931,447

HOMEBUILDING --- 0.40%
      1,700 Beazer Homes USA Inc                                         111,690
      4,978 Centex Corp                                                  308,586
     10,933 DR Horton Inc                                                363,194
      1,400 Hovnanian Enterprises Inc*                                    61,502
      3,064 KB Home                                                      199,099
      5,466 Lennar Corp                                                  330,037
      1,300 MDC Holdings Inc ^^                                           83,603
      8,532 Pulte Homes Inc ^^                                           327,799
      1,900 Ryland Group Inc ^^                                          131,860
      4,690 Toll Brothers Inc ^^                                         162,415
                                                                      $2,079,785

HOTELS/MOTELS --- 0.43%
     17,468 Carnival Corp                                                827,459
     13,188 Hilton Hotels Corp                                           335,766
      6,572 Marriott International Inc Class A                           450,839
      8,674 Starwood Hotels & Resorts Worldwide Inc                      587,490
                                                                      $2,201,554

HOUSEHOLD GOODS --- 2.43%
      2,500 American Greetings Corp Class A                               54,050
      3,168 Black & Decker Corp                                          275,268
      1,064 Blyth Industries Inc ^^                                       22,365
      2,625 Church & Dwight Co Inc                                        96,915
      6,046 Clorox Co                                                    361,853
     20,702 Colgate-Palmolive Co                                       1,182,084
      2,522 Energizer Holdings Inc*                                      133,666
      5,870 Fortune Brands Inc                                           473,298
      2,000 Furniture Brands International Inc                            49,020
     18,481 Kimberly-Clark Corp                                        1,068,202
      7,286 Leggett & Platt Inc ^^                                       177,560
      3,209 Maytag Corp ^^                                                68,448
      2,133 Mohawk Industries Inc*                                       172,176
     10,965 Newell Rubbermaid Inc                                        276,208
    131,958 Procter & Gamble Co (1)                                    7,603,420
      2,350 Snap-on Inc ^^                                                89,582
      2,866 Stanley Works                                                145,192
      2,050 Tupperware Corp ^^                                            42,210
      2,754 Whirlpool Corp                                               251,908
                                                                     $12,543,425

INDEPENDENT POWER PRODUCTS --- 0.01%
      1,300 Black Hills Corp                                              44,200
                                                                         $44,200

INSURANCE RELATED --- 4.70%
     12,897 ACE Ltd                                                      670,773
     19,979 AFLAC Inc                                                    901,652
     25,894 Allstate Corp                                              1,349,336
      4,297 Ambac Financial Group Inc                                    342,041
      1,586 AmerUs Group Co                                               95,541
      1,900 American Financial Group Inc                                  79,059
    104,168 American International Group Inc (1)                       6,884,463
     12,943 Aon Corp                                                     537,264
      3,847 Arthur J Gallagher & Co ^^                                   106,985
      4,454 Brown & Brown Inc ^^                                         147,873
      8,050 Chubb Corp                                                   768,292
      6,985 Cincinnati Financial Corp                                    293,859
      2,636 Everest Re Group Ltd                                         246,123
      6,970 Fidelity National Financial Inc                              247,644
      3,795 Fidelity National Information Services Inc                   153,887
      3,820 First American Financial Corp                                149,591
     15,100 Genworth Financial Inc                                       504,793
      4,275 HCC Insurance Holdings Inc                                   148,770
      2,150 Hanover Insurance Group Inc                                  112,703
     12,163 Hartford Financial Services Group Inc                        979,730
      1,650 Horace Mann Educators Corp                                    31,020
      5,377 Jefferson-Pilot Corp                                         300,789
      3,333 Leucadia National Corp ^^                                    198,847
      6,992 Lincoln National Corp                                        381,693
      5,514 Loews Corp                                                   558,017
      5,436 MBIA Inc                                                     326,867
     21,910 Marsh & McLennan Cos Inc                                     643,278
      1,400 Mercury General Corp ^^                                       76,860
     30,395 MetLife Inc                                                1,470,206
      2,482 Ohio Casualty Corp                                            78,679
      9,178 Old Republic International Corp                              200,264
      7,895 Progressive Corp                                             823,133
      2,848 Protective Life Corp                                         141,660
     19,850 Prudential Financial Inc                                   1,504,829
      4,973 SAFECO Corp                                                  249,694
     27,953 St Paul Travelers Co Inc                                   1,168,156
      2,220 StanCorp Financial Group Inc                                 120,124
      4,191 Torchmark Corp                                               239,306
      1,782 Unitrin Inc                                                   82,881
     11,921 UnumProvident Corp                                           244,142
      4,525 WR Berkley Corp                                              262,722
      6,988 XL Capital Ltd Class A                                       448,001
                                                                     $24,271,547

INVESTMENT BANK/BROKERAGE FIRM --- 2.35%
      3,049 AG Edwards Inc ^^                                            152,023
      4,791 Bear Stearns Co Inc                                          664,512
     41,380 Charles Schwab Corp                                          712,150
     16,723 E*TRADE Financial Corp*                                      451,187
     17,487 Goldman Sachs Group Inc                                    2,744,760
      2,000 Jefferies Group Inc                                          117,000
     10,852 Lehman Brothers Holdings Inc                               1,568,440
     36,826 Merrill Lynch & Co Inc                                     2,900,416
     43,109 Morgan Stanley                                             2,708,107
      3,525 Raymond James Financial Inc ^^                               104,199
                                                                     $12,122,794

LEISURE & ENTERTAINMENT --- 2.04%
      1,750 Boyd Gaming Corp                                              87,395
      3,754 Brunswick Corp                                               145,880
      2,600 Callaway Golf Co                                              44,720
      5,080 GTECH Holdings Corp                                          172,974
     10,978 Harley-Davidson Inc ^^                                       569,539
      7,404 Harrah's Entertainment Inc                                   577,216
      7,052 Hasbro Inc                                                   148,797
     13,480 International Game Technology                                474,766
      1,396 International Speedway Corp Class A                           71,056
     15,555 Mattel Inc                                                   282,012
     96,200 News Corp                                                  1,597,882
    180,658 Time Warner Inc                                            3,033,248
     30,951 Viacom Inc Class B*                                        1,200,899
     77,211 Walt Disney Co                                             2,153,415
                                                                     $10,559,799

MACHINERY --- 1.71%
      3,598 AGCO Corp ^^*                                                 74,623
     26,878 Caterpillar Inc                                            1,930,109
      1,995 Crane Co                                                      81,815
      1,870 Cummins Inc ^^                                               196,537
      9,504 Danaher Corp                                                 603,979
      9,526 Deere & Co                                                   753,030
      2,688 Donaldson Co Inc ^^                                           90,828
      8,147 Dover Corp                                                   395,618
      6,010 Eaton Corp                                                   438,550
      1,873 Federal Signal Corp ^^                                        34,651
      2,300 Flowserve Corp*                                              134,182
      2,725 Graco Inc                                                    123,797
      1,750 Harsco Corp                                                  144,585
      7,384 ITT Industries Inc                                           415,128
      8,210 Illinois Tool Works Inc                                      790,705
     13,128 Ingersoll-Rand Co                                            548,619
      4,900 Joy Global ^^                                                292,873
      1,589 Kennametal Inc                                                97,151
      2,417 Navistar International Corp*                                  66,661
      1,350 Nordson Corp                                                  67,311
      6,847 PACCAR Inc                                                   482,577
      4,959 Pall Corp                                                    154,671
      4,818 Parker-Hannifin Corp                                         388,379
      4,100 Pentair Inc                                                  167,075
      2,689 SPX Corp                                                     143,646
        650 Tecumseh Products Co Class A ^^                               15,951
      3,300 Timken Co                                                    106,491
      1,750 Trinity Industries Inc                                        95,183
                                                                      $8,834,725

MEDICAL PRODUCTS --- 2.14%
      2,686 Advanced Medical Optics Inc*                                 125,275
      2,209 Bausch & Lomb Inc ^^                                         140,713
     25,975 Baxter International Inc                                   1,008,090
      2,504 Beckman Coulter Inc                                          136,643
      9,960 Becton Dickinson & Co                                        613,337
      9,907 Biomet Inc                                                   351,897
     23,716 Boston Scientific Corp ^^*                                   546,654
      4,170 CR Bard Inc                                                  282,768
      4,630 Cytyc Corp*                                                  130,473
      3,142 Dentsply International Inc                                   182,707
      2,368 Edwards Lifesciences Corp*                                   103,008
      5,000 Fisher Scientific International Inc*                         340,250
      2,100 Gen-Probe Inc*                                               115,752
     13,578 Guidant Corp                                               1,059,899
      2,450 Hillenbrand Industries Inc ^^                                134,726
      6,494 Hospira Inc*                                                 256,253
      1,430 Intuitive Surgical Inc ^^*                                   168,740
     48,423 Medtronic Inc                                              2,457,467
      2,100 Millipore Corp*                                              153,426
      5,171 PerkinElmer Inc                                              121,363
     14,668 St Jude Medical Inc*                                         601,388
      2,649 Steris Corp                                                   65,377
     11,758 Stryker Corp                                                 521,350
      6,493 Thermo Electron Corp*                                        240,825
      1,272 Varian Inc*                                                   52,381
      5,298 Varian Medical Systems Inc*                                  297,536
      4,173 Waters Corp*                                                 180,065
      9,961 Zimmer Holdings Inc*                                         673,364
                                                                     $11,061,727

OFFICE EQUIPMENT & SUPPLIES --- 0.31%
      4,421 Avery Dennison Corp                                          258,540
      2,056 HNI Corp                                                     121,304
      2,671 Herman Miller Inc                                             86,567
      1,000 Mine Safety Appliances Co                                     42,000
      9,144 Pitney Bowes Inc                                             392,552
     37,280 Xerox Corp*                                                  566,656
      2,775 Zebra Technologies Corp Class A*                             124,098
                                                                      $1,591,717

OIL & GAS --- 9.59%
      3,209 Amerada Hess Corp                                            456,962
      9,232 Anadarko Petroleum Corp                                      932,524
     13,248 Apache Corp                                                  867,876
     12,984 BJ Services Co                                               449,246
     13,755 Baker Hughes Inc                                             940,842
     15,078 Burlington Resources Inc                                   1,385,819
     15,000 Chesapeake Energy Corp ^^                                    471,150
     89,290 Chevron Corp                                               5,176,141
     55,274 ConocoPhillips                                             3,490,553
      4,600 Cooper Cameron Corp                                          202,768
      4,600 Denbury Resources Inc                                        145,682
     17,750 Devon Energy Corp                                          1,085,768
      6,113 ENSCO International Inc                                      314,514
      9,790 EOG Resources                                                704,880
     26,430 El Paso Corp ^^                                              318,482
    244,923 Exxon Mobil Corp (1)                                      14,906,014
      2,755 FMC Technologies Inc*                                        141,111
      2,161 Forest Oil Corp ^^*                                           80,346
      5,209 Grant Prideco Inc*                                           223,154
     20,690 Halliburton Co ^^                                          1,510,784
      3,650 Hanover Compressor Co ^^*                                     67,963
      2,100 Helmerich & Payne Inc                                        146,622
      4,693 Kerr-McGee Corp                                              448,088
      4,224 Kinder Morgan Inc                                            388,566
     14,704 Marathon Oil Corp                                          1,120,004
      6,668 Murphy Oil Corp                                              332,200
      6,311 Nabors Industries Ltd                                        451,741
      7,068 National-Oilwell Inc*                                        453,200
      5,100 Newfield Exploration Co                                      213,690
      5,480 Noble Corp                                                   444,428
      7,100 Noble Energy Inc                                             311,832
     17,268 Occidental Petroleum Corp                                  1,599,880
      1,150 Overseas Shipholding Group Inc                                55,120
      6,922 Patterson-UTI Energy Inc                                     221,227
      5,171 Pioneer Natural Resources Co                                 228,817
      3,100 Plains Exploration & Production Co*                          119,784
      2,436 Pogo Producing Co                                            122,409
      6,445 Pride International Inc*                                     200,955
      2,700 Quicksilver Resources Inc ^^*                                104,382
      4,423 Rowan Cos Inc                                                194,435
     23,719 Schlumberger Ltd                                           3,002,114
      8,068 Smith International Inc                                      314,329
      6,700 Southwestern Energy Co                                       215,673
      5,412 Sunoco Inc                                                   419,809
      2,400 Tidewater Inc ^^                                             132,552
     13,139 Transocean Inc*                                            1,055,062
     24,956 Valero Energy Corp                                         1,491,870
     13,954 Weatherford International Ltd                                638,396
      2,300 Western Gas Resources Inc ^^                                 110,975
     23,763 Williams Cos Inc                                             508,291
     14,566 XTO Energy Inc ^^                                            634,641
                                                                     $49,553,671

PAPER & FOREST PRODUCTS --- 0.40%
      2,187 Bowater Inc ^^                                                64,691
     19,723 International Paper Co                                       681,824
      2,050 Longview Fibre Co                                             52,972
      4,262 Louisiana-Pacific Corp                                       115,926
      7,253 MeadWestvaco Corp                                            198,079
      1,750 PH Glatfelter Co                                              32,078
      2,339 Packaging Corp of America                                     52,487
      1,200 Potlatch Corp                                                 51,408
      3,905 Sonoco Products Co                                           132,262
      9,786 Weyerhaeuser Co ^^                                           708,800
                                                                      $2,090,527

PERSONAL LOANS --- 0.89%
      5,145 AmeriCredit Corp*                                            158,106
     49,670 American Express Co                                        2,610,159
     12,050 Capital One Financial Corp                                   970,266
     16,738 SLM Corp                                                     869,372
                                                                      $4,607,903

PHARMACEUTICALS --- 5.93%
     61,742 Abbott Laboratories                                        2,622,183
      6,088 Allergan Inc                                                 660,548
      4,228 Barr Laboratories Inc*                                       266,279
     78,562 Bristol-Myers Squibb Co                                    1,933,411
     45,355 Eli Lilly & Co                                             2,508,132
     13,104 Forest Laboratories Inc*                                     584,832
    119,342 Johnson & Johnson (1)                                      7,067,433
      9,696 King Pharmaceuticals Inc*                                    167,256
     87,671 Merck & Co Inc                                             3,088,649
      8,769 Mylan Laboratories Inc ^^                                    205,195
      1,303 Par Pharmaceutical Cos Inc ^^*                                36,719
      3,300 Perrigo Co                                                    53,823
    295,068 Pfizer Inc (1)                                             7,353,095
     59,312 Schering-Plough Corp                                       1,126,335
      4,310 Sepracor Inc ^^*                                             210,371
      3,650 Valeant Pharmaceuticals International                         57,853
      4,021 Watson Pharmaceuticals Inc*                                  115,564
     53,881 Wyeth                                                      2,614,306
                                                                     $30,671,984

PHOTOGRAPHY/IMAGING --- 0.06%
     11,471 Eastman Kodak Co ^^                                          326,235
                                                                        $326,235

POLLUTION CONTROL --- 0.24%
      8,743 Allied Waste Industries Inc ^^*                              107,014
      4,812 Republic Services Inc                                        204,558
      1,100 Rollins Inc                                                   22,264
      1,750 Stericycle Inc ^^*                                           118,335
     22,134 Waste Management Inc                                         781,330
                                                                      $1,233,501

PRINTING & PUBLISHING --- 0.59%
      1,000 Banta Corp ^^                                                 51,980
      3,634 Belo Corp Class A                                             72,244
      1,971 Deluxe Corp ^^                                                51,581
      2,347 Dow Jones & Co Inc                                            92,237
      9,565 Gannett Co Inc                                               573,135
      2,721 Knight-Ridder Inc                                            171,994
      1,800 Lee Enterprises Inc                                           59,922
     14,786 McGraw-Hill Cos Inc                                          851,969
      1,000 Media General Inc Class A ^^                                  46,620
      1,666 Meredith Corp                                                 92,946
      5,772 New York Times Co ^^                                         146,089
      8,661 RR Donnelley & Sons Co                                       283,388
      3,854 Readers Digest Association Inc ^^                             56,847
      1,400 Scholastic Corp ^^*                                           37,464
     10,528 Tribune Co                                                   288,783
        239 Washington Post Co Class B                                   185,643
                                                                      $3,062,842

RAILROADS --- 0.71%
     14,991 Burlington Northern Santa Fe Corp                          1,249,200
      8,777 CSX Corp                                                     524,865
     16,578 Norfolk Southern Corp                                        896,372
     10,603 Union Pacific Corp                                           989,790
                                                                      $3,660,227

REAL ESTATE --- 1.10%
      3,485 AMB Property Corp REIT                                       189,131
      3,882 Apartment Investment & Management Co REIT                    182,066
      8,600 Archstone-Smith Trust REIT ^^                                419,422
      4,400 Developers Diversified Realty Corp REIT                      240,900
     16,296 Equity Office Properties Trust REIT                          547,220
     11,634 Equity Residential REIT                                      544,355
      2,150 Highwood Properties Inc REIT ^^                               72,520
      2,918 Hospitality Properties Trust REIT                            127,429
      3,559 Liberty Property Trust REIT ^^                               167,842
      2,900 MacErich Co REIT                                             214,455
      2,529 Mack-Cali Realty Corp REIT                                   121,392
      4,155 New Plan Excel Realty Trust REIT ^^                          107,781
      7,374 Plum Creek Timber Co Inc REIT                                272,322
      9,750 ProLogis Trust REIT                                          521,625
      3,300 Public Storage Inc REIT ^^                                   268,059
      3,022 Rayonier Inc                                                 137,773
      2,800 Regency Centers Corp REIT                                    188,132
      7,386 Simon Property Group Inc REIT                                621,458
      5,400 United Dominion Realty Trust Inc REIT ^^                     154,116
      4,800 Vornado Realty Trust REIT                                    460,800
      3,200 Weingarten Realty Investors REIT ^^                          130,400
                                                                      $5,689,198

RESTAURANTS --- 0.89%
      2,920 Applebee's International Inc ^^                               71,686
      1,400 Bob Evans Farms Inc                                           41,594
      3,448 Brinker International Inc                                    145,678
      1,922 CBRL Group Inc ^^                                             84,395
      3,158 Cheesecake Factory Inc ^^*                                   118,267
      5,291 Darden Restaurants Inc                                       217,090
     50,435 McDonald's Corp                                            1,732,947
      2,620 Outback Steakhouse Inc                                       115,280
      2,292 Ruby Tuesday Inc ^^                                           73,527
     30,628 Starbucks Corp                                             1,152,838
      4,551 Wendy's International Inc ^^                                 282,435
     11,047 Yum! Brands Inc                                              539,756
                                                                      $4,575,493

RETAIL --- 5.85%
      1,857 99 Cents Only Stores ^^*                                      25,181
      3,568 Abercrombie & Fitch Co                                       208,014
      4,350 Advance Auto Parts Inc                                       181,134
      2,200 Aeropostale Inc*                                              66,352
     14,772 Albertson's Inc                                              379,197
     12,400 Amazon.com Inc ^^*                                           452,724
      5,200 American Eagle Outfitters Inc ^^                             155,272
      2,950 AnnTaylor Stores Corp*                                       108,531
      7,226 AutoNation Inc*                                              155,720
      2,216 AutoZone Inc*                                                220,913
      2,685 BJ's Wholesale Club Inc*                                      84,604
      2,087 Barnes & Noble Inc                                            96,524
     11,216 Bed Bath & Beyond Inc*                                       430,694
     16,336 Best Buy Co Inc                                              913,672
      4,522 Big Lots Inc ^^*                                              63,127
      2,625 Borders Group Inc                                             66,255
     32,772 CVS Corp                                                     978,900
      4,174 CarMax Inc ^^*                                               136,406
      7,224 Chicos FAS Inc*                                              293,583
      6,030 Circuit City Stores Inc - CarMax Group                       147,614
      3,950 Claire's Stores Inc                                          143,425
     18,942 Costco Wholesale Corp                                      1,025,899
      2,473 Dillard's Inc ^^                                              64,397
     12,689 Dollar General Corp                                          224,215
      4,195 Dollar Tree Stores Inc*                                      116,076
      6,142 Family Dollar Stores Inc                                     163,377
     10,893 Federated Department Stores Inc                              795,189
      6,200 Foot Locker Inc                                              148,056
      2,300 GameStop Corp ^^*                                            108,422
     22,972 Gap Inc                                                      429,117
     85,184 Home Depot Inc                                             3,603,283
      9,345 JC Penney Co Inc ^^                                          564,531
     13,873 Kohl's Corp*                                                 735,408
     29,066 Kroger Co                                                    591,784
     13,970 Limited Brands Inc                                           341,706
     31,401 Lowe's Cos Inc                                             2,023,480
      5,372 Michaels Stores Inc                                          201,880
      8,780 Nordstrom Inc                                                344,000
      4,500 O'Reilly Automotive Inc ^^                                   164,520
     11,876 Office Depot Inc*                                            442,262
      2,850 OfficeMax Inc                                                 85,985
      2,900 Pacific Sunwear of California Inc*                            64,264
      2,700 Payless ShoeSource Inc*                                       61,803

      5,616 Petsmart Inc                                                 158,034
      3,409 Pier 1 Imports Inc ^^                                         39,578
      2,500 Polo Ralph Lauren Corp ^^                                    151,525
      5,368 RadioShack Corp ^^                                           103,227
      2,700 Rent-A-Center Inc*                                            69,093
      5,774 Ross Stores Inc                                              168,543
      1,350 Ruddick Corp                                                  32,819
      5,490 SUPERVALU Inc ^^                                             169,202
     17,966 Safeway Inc                                                  451,306
      5,518 Saks Inc ^^*                                                 106,497
      4,004 Sears Holding Corp*                                          529,489
      4,464 Sherwin-Williams Co                                          220,700
     29,154 Staples Inc                                                  744,010
     18,470 TJX Cos Inc                                                  458,425
     35,258 Target Corp                                                1,833,769
      5,747 Tiffany & Co                                                 215,742
      4,400 Urban Outfitters Inc                                         107,976
    100,236 Wal-Mart Stores Inc                                        4,735,149
     40,634 Walgreen Co                                                1,752,544
      5,634 Whole Foods Market Inc                                       374,323
      4,591 Williams-Sonoma Inc                                          194,658
                                                                     $30,224,105

SAVINGS & LOANS --- 0.01%
      4,500 First Niagara Financial Group Inc                             65,970
                                                                         $65,970

SHOES --- 0.14%
      7,609 NIKE Inc Class B                                             647,526
      2,190 Timberland Co Class A ^^                                      74,964
                                                                        $722,490

SPECIALIZED SERVICES --- 1.22%
      3,548 Adesa Corp                                                    94,874
      2,700 Alliance Data Systems Corp*                                  126,279
      5,674 Apollo Group Inc ^^*                                         297,942
      4,796 BISYS Group Inc*                                              64,650
      2,400 Brink's Co ^^                                                121,824
      1,900 CSG Systems International Inc*                                44,194
      3,972 Career Education Corp*                                       149,864
      1,490 Catalina Marketing Corp ^^                                    34,419
     40,428 Cendant Corp                                                 701,426
      5,785 Ceridian Corp*                                               147,228
      3,623 CheckFree Corp*                                              182,962
      3,527 ChoicePoint Inc*                                             157,833
      5,483 Cintas Corp                                                  233,685
      2,709 Copart Inc ^^*                                                74,362
      3,432 Corinthian Colleges Inc*                                      49,421
      1,590 Corporate Executive Board Co                                 160,431
      2,572 DST Systems Inc ^^*                                          149,022
      2,290 DeVry Inc*                                                    52,143
      2,750 Dun & Bradstreet Corp*                                       210,870
      2,696 Education Management Corp*                                   112,154
      5,158 Equifax Inc                                                  192,084
      4,958 Fastenal Co                                                  234,712
      2,050 GATX Corp                                                     84,645
     13,068 H&R Block Inc                                                282,922
      2,283 Harte-Hanks Inc                                               62,440
      1,500 ITT Educational Services Inc*                                 96,075
     17,179 Interpublic Group of Cos Inc ^^*                             164,231
        750 Kelly Services Inc Class A ^^                                 20,378
      1,600 Korn/Ferry International*                                     32,624
      2,000 Laureate Education Inc*                                      106,760
      2,200 MSC Industrial Direct Co Inc Class A                         118,844
      3,570 Manpower Inc                                                 204,133
      3,360 MoneyGram International Inc                                  103,219
      5,086 Monster Worldwide Inc ^^*                                    253,588
      2,000 Navigant Consulting Inc*                                      42,700
      7,205 Omnicom Group Inc                                            599,816
      1,800 Regis Corp ^^                                                 62,064
      6,854 Robert Half International Inc                                264,633
      1,755 Sotheby's Holdings Inc Class A ^^*                            50,965
      2,700 United Rentals Inc ^^*                                        93,150
      1,913 Valassis Communications Inc*                                  56,185
                                                                      $6,291,751

TELEPHONE & TELECOMMUNICATIONS --- 3.06%
     15,598 ALLTEL Corp                                                1,009,971
    155,544 AT&T Inc                                                   4,205,910
     72,140 BellSouth Corp                                             2,499,651
      5,273 CenturyTel Inc                                               206,280
      9,800 Cincinnati Bell Inc*                                          44,296
     13,148 Citizens Communications Co                                   174,474
     62,210 Qwest Communications International Inc*                      423,028
    119,024 Sprint Corp                                                3,075,580
      4,115 Telephone & Data Systems Inc ^^                              162,296
    117,335 Verizon Communications                                     3,996,430
                                                                     $15,797,916

TEXTILES --- 0.21%
     15,328 Coach Inc*                                                   530,042
      4,598 Jones Apparel Group Inc                                      162,631
      4,213 Liz Claiborne Inc                                            172,649
      3,532 VF Corp                                                      200,971
                                                                      $1,066,293

TOBACCO --- 1.28%
     83,714 Altria Group Inc (1)                                       5,931,974
      3,432 Reynolds American Inc ^^                                     362,076
      6,517 UST Inc ^^                                                   271,107
      1,000 Universal Corp ^^                                             36,770
                                                                      $6,601,927

TRANSPORTATION --- 0.09%
      1,800 Alexander & Baldwin Inc                                       85,824
      2,087 CNF Inc                                                      104,225
      4,860 JB Hunt Transport Services Inc                               104,684
      2,084 Swift Transportation Co Inc*                                  45,285
      1,982 Werner Enterprises Inc ^^                                     36,409
      2,300 YRC Worldwide Inc ^^*                                         87,538
                                                                        $463,965

UTILITIES --- 1.03%
     26,277 AES Corp*                                                    448,286
      3,071 AGL Resources Inc                                            110,710
     14,950 Aquila Inc*                                                   59,651
      8,850 CMS Energy Corp ^^*                                          114,608
      7,164 Constellation Energy Group                                   391,942
     37,183 Duke Energy Corp ^^                                        1,083,884
     12,000 Dynegy Inc Class A*                                           57,600
      5,845 Energy East Corp                                             142,034
      4,832 Equitable Resources Inc                                      176,416
      7,001 KeySpan Corp ^^                                              286,131
      4,832 MDU Resources Group Inc ^^                                   161,630
      1,750 NICOR Inc ^^                                                  69,230
      3,333 National Fuel Gas Co ^^                                      109,056
     10,839 NiSource Inc                                                 219,165
      4,711 ONEOK Inc                                                    151,930
      1,550 Peoples Energy Corp ^^                                        55,242
     10,095 Public Service Enterprise Group Inc                          646,484
      3,435 Questar Corp ^^                                              240,622
      4,626 Scana Corp                                                   181,524
     10,349 Sempra Energy                                                480,815
      3,066 Vectren Corp                                                  80,881
      1,909 WGL Holdings Inc ^^                                           58,072
                                                                      $5,325,913

WATER --- 0.03%
      5,088 Aqua America Inc                                             141,548
                                                                        $141,548

TOTAL COMMON STOCK --- 99.48%                                       $514,284,092
(Cost $398,471,866)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  2,198,000 Fannie Mae                                                 2,197,432
               4.720%, April 3, 2006
    475,000 United States of America (1)                                 472,784
               4.220%, May 11, 2006


TOTAL SHORT-TERM INVESTMENTS --- 0.52%                                $2,670,216
(Cost $2,670,216)

TOTAL MAXIM STOCK INDEX PORTFOLIO --- 100%                          $516,954,308
(Cost $401,142,082)

Legend
*   Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT - Real Estate Investment Trust
^^  A portion or all of the security is on loan at March 31, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

As of March 31, 2006, the Maxim Stock Index Portfolio had 9 open S&P 500 and 2 open S&P MidCap 400 long futures contracts. The contracts expire in June 2006 and the Portfolio has recorded unrealized appreciation of $9,550 and appreciation of $17,125, respectively, for a total unrealized appreciation of $26,675.

At March 31, 2006, the U.S. Federal income tax cost basis was $412,469,531. The Maxim Stock Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $146,042,341 and gross depreciation of securities in which there was an excess of tax cost over value of $41,557,563, resulting in net appreciation of $104,484,778.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

COMMUNICATIONS - EQUIPMENT --- 0.16%
  1,490,000 Lucent Technologies Inc                                    1,503,038
            Convertible
            8.000% August 1, 2031
                                                                      $1,503,038

TOTAL BONDS --- 0.16%                                                 $1,503,038
(Cost $1,144,223)

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 3.21%
    310,500 Honeywell International Inc                               13,280,085
    109,100 Lockheed Martin Corp ^^                                    8,196,683
    182,000 Raytheon Co                                                8,342,880
                                                                     $29,819,648

AUTOMOBILES --- 0.21%
    240,000 Ford Motor Co                                              1,910,400
                                                                      $1,910,400

BANKS --- 3.72%
    149,876 Bank of America Corp                                       6,825,353
    261,800 Fifth Third Bancorp ^^                                    10,304,448
     84,450 Mercantile Bankshares Corp                                 3,247,103
    102,500 National City Corp                                         3,577,250
     96,400 SunTrust Banks Inc                                         7,014,064
     56,300 Wells Fargo & Co                                           3,595,881
                                                                     $34,564,099

BIOTECHNOLOGY --- 0.61%
    152,700 MedImmune Inc*                                             5,585,766
                                                                      $5,585,766

BROADCAST/MEDIA --- 1.98%
    238,400 CBS Corp                                                   5,716,832
     87,300 Cablevision Systems Corp*                                  2,330,910
    270,462 Comcast Corp*                                              7,075,286
    109,100 EchoStar Communications Corp Class A*                      3,258,817
                                                                     $18,381,845

BUILDING MATERIALS --- 0.69%
     74,200 Vulcan Materials Co                                        6,429,430
                                                                      $6,429,430

CHEMICALS --- 2.09%
    163,652 Chemtura Corp                                              1,927,821
    218,200 EI du Pont de Nemours & Co                                 9,210,222
    137,900 Hercules Inc ^^*                                           1,903,020
    185,400 International Flavors & Fragrances Inc                     6,362,928
                                                                     $19,403,991

COMMUNICATIONS - EQUIPMENT --- 1.75%
    338,200 Cisco Systems Inc*                                         7,328,794
    971,600 Lucent Technologies Inc ^^*                                2,963,380
    261,800 Motorola Inc                                               5,997,838
                                                                     $16,290,012

COMPUTER HARDWARE & SYSTEMS --- 2.08%
    240,006 Hewlett-Packard Co                                         7,896,197
    139,200 International Business Machines Corp                      11,479,824
                                                                     $19,376,021

COMPUTER SOFTWARE & SERVICES --- 1.28%
    436,300 Microsoft Corp                                            11,871,723
                                                                     $11,871,723

CONGLOMERATES --- 3.29%
    771,800 General Electric Co                                       26,843,204
    138,000 Tyco International Ltd                                     3,709,440
                                                                     $30,552,644

COSMETICS & PERSONAL CARE --- 0.80%
    240,000 Avon Products Inc                                          7,480,800
                                                                      $7,480,800

DISTRIBUTORS --- 0.87%
    128,550 Genuine Parts Co                                           5,634,347
     76,400 SYSCO Corp                                                 2,448,620
                                                                      $8,082,967

ELECTRIC COMPANIES --- 2.23%
    101,710 FirstEnergy Corp                                           4,973,619
     65,500 Pinnacle West Capital Corp                                 2,561,050
    149,900 Progress Energy Inc ^^                                     6,592,602
     98,200 TECO Energy Inc                                            1,582,984
    278,400 Xcel Energy Inc ^^                                         5,052,960
                                                                     $20,763,215

ELECTRONIC INSTRUMENTS & EQUIP --- 1.52%
     87,311 Cooper Industries Inc                                      7,587,326
    142,000 Sony Corp sponsored ADR                                    6,541,940
                                                                     $14,129,266

ELECTRONICS - SEMICONDUCTOR --- 1.57%
    160,600 Analog Devices Inc ^^                                      6,149,374
    218,200 Intel Corp                                                 4,222,170
    130,900 Texas Instruments Inc                                      4,250,323
                                                                     $14,621,867

FINANCIAL SERVICES --- 5.72%
     95,033 Citigroup Inc                                              4,488,409
     85,700 Fannie Mae (nonvtg)                                        4,404,980
    537,605 JPMorgan Chase & Co                                       22,385,872
    278,400 Mellon Financial Corp                                      9,911,040
     52,400 Northern Trust Corp                                        2,751,000
    153,200 State Street Corp                                          9,257,876
                                                                     $53,199,177

FOOD & BEVERAGES --- 4.73%
    261,800 Anheuser-Busch Co Inc                                     11,197,186
    214,200 Campbell Soup Co                                           6,940,080
    257,000 Coca-Cola Co                                              10,760,590
    160,600 General Mills Inc                                          8,139,208
     76,400 HJ Heinz Co                                                2,897,088
    120,000 McCormick & Co Inc (nonvtg)                                4,063,200
                                                                     $43,997,352

FOREIGN BANKS --- 0.44%
    221,100 Bank of Ireland                                            4,096,826
                                                                      $4,096,826

GOLD, METALS & MINING --- 0.63%
    192,300 Alcoa Inc                                                  5,876,688
                                                                      $5,876,688

HOUSEHOLD GOODS --- 3.37%
    203,400 Colgate-Palmolive Co                                      11,614,140
     69,500 Fortune Brands Inc                                         5,603,785
     94,200 Kimberly-Clark Corp                                        5,444,760
    342,700 Newell Rubbermaid Inc ^^                                   8,632,613
                                                                     $31,295,298

INSURANCE RELATED --- 5.28%
    134,300 American International Group Inc                           8,875,887
     43,600 Chubb Corp                                                 4,161,184
    141,827 Lincoln National Corp                                      7,742,336
    489,000 Marsh & McLennan Cos Inc                                  14,357,040
     13,400 SAFECO Corp                                                  672,814
    171,295 St Paul Travelers Co Inc                                   7,158,418
    299,800 UnumProvident Corp ^^                                      6,139,904
                                                                     $49,107,583

INVESTMENT BANK/BROKERAGE FIRM --- 2.59%
    589,100 Charles Schwab Corp                                       10,138,411
    221,200 Morgan Stanley                                            13,895,784
                                                                     $24,034,195

LEISURE & ENTERTAINMENT --- 3.64%
    458,200 Mattel Inc                                                 8,307,166
    654,500 Time Warner Inc                                           10,989,055
    171,000 Viacom Inc Class B*                                        6,634,800
    283,600 Walt Disney Co                                             7,909,604
                                                                     $33,840,625

MACHINERY --- 1.82%
     89,500 Deere & Co ^^                                              7,074,975
     52,400 Eaton Corp                                                 3,823,628
    192,700 Pall Corp                                                  6,010,313
                                                                     $16,908,916

MEDICAL PRODUCTS --- 1.01%
    139,200 Baxter International Inc                                   5,402,352
    174,500 Boston Scientific Corp ^^*                                 4,022,225
                                                                      $9,424,577

OFFICE EQUIPMENT & SUPPLIES --- 0.81%
    128,500 Avery Dennison Corp                                        7,514,680
                                                                      $7,514,680

OIL & GAS --- 9.04%
     72,100 Amerada Hess Corp                                         10,267,040
     75,000 Anadarko Petroleum Corp                                    7,575,750
    120,722 BP PLC sponsored ADR ^^                                    8,322,575
    282,044 Chevron Corp                                              16,350,091
    277,996 Exxon Mobil Corp                                          16,918,837
     89,300 Murphy Oil Corp                                            4,448,926
    208,800 Royal Dutch Shell PLC                                     12,999,888
     56,500 Schlumberger Ltd                                           7,151,205
                                                                     $84,034,312

PAPER & FOREST PRODUCTS --- 2.12%
    446,983 International Paper Co                                    15,452,202
    155,600 MeadWestvaco Corp                                          4,249,436
                                                                     $19,701,638

PHARMACEUTICALS --- 7.14%
    163,600 Abbott Laboratories                                        6,948,092
    241,000 Bristol-Myers Squibb Co                                    5,931,010
     87,300 Eli Lilly & Co                                             4,827,690
    160,600 Johnson & Johnson                                          9,510,732
    377,900 Merck & Co Inc                                            13,313,417
    429,500 Pfizer Inc                                                10,703,140
    250,900 Schering-Plough Corp                                       4,764,591
    214,200 Wyeth                                                     10,392,984
                                                                     $66,391,656

PHOTOGRAPHY/IMAGING --- 0.80%
    261,800 Eastman Kodak Co ^^                                        7,445,592
                                                                      $7,445,592

POLLUTION CONTROL --- 0.85%
    224,830 Waste Management Inc                                       7,936,499
                                                                      $7,936,499

PRINTING & PUBLISHING --- 3.28%
    200,100 Dow Jones & Co Inc ^^                                      7,863,930
     80,900 Knight-Ridder Inc                                          5,113,689
    349,100 New York Times Co ^^                                       8,835,721
    316,300 Tribune Co ^^                                              8,676,109
                                                                     $30,489,449

RAILROADS --- 2.22%
    111,900 Norfolk Southern Corp                                      6,050,433
    156,450 Union Pacific Corp                                        14,604,606
                                                                     $20,655,039

REAL ESTATE --- 0.39%
     43,596 Simon Property Group Inc REIT                              3,668,167
                                                                      $3,668,167

RESTAURANTS --- 0.33%
     89,900 McDonald's Corp                                            3,088,964
                                                                      $3,088,964

RETAIL --- 2.07%
    114,700 Home Depot Inc                                             4,851,810
    169,800 RadioShack Corp ^^                                         3,265,254
    235,600 Wal-Mart Stores Inc                                       11,129,744
                                                                     $19,246,808

SPECIALIZED SERVICES --- 0.20%
    108,900 Cendant Corp                                               1,889,415
                                                                      $1,889,415

TELEPHONE & TELECOMMUNICATIONS --- 6.77%
    139,200 ALLTEL Corp                                                9,013,200
    541,570 AT&T Inc                                                  14,644,053
    386,300 Nokia OYJ sponsored ADR ^^                                 8,004,136
  1,370,500 Qwest Communications International Inc ^^*                 9,319,400
    385,500 Sprint Corp                                                9,961,320
     58,300 Telus Corp (nonvtg)                                        2,256,210
     33,600 Telus Corp                                                 1,318,279
    246,286 Verizon Communications ^^                                  8,388,501
                                                                     $62,905,099

TOBACCO --- 0.45%
    100,100 UST Inc ^^                                                 4,164,160
                                                                      $4,164,160

UTILITIES --- 1.83%
    311,200 Duke Energy Corp ^^                                        9,071,480
    392,700 NiSource Inc                                               7,940,393
                                                                     $17,011,873

TOTAL COMMON STOCK --- 95.44%                                       $887,188,282
(Cost $747,371,143)

PREFERRED STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

INSURANCE RELATED --- 0.12%
     34,500 UnumProvident Corp                                         1,091,063
                                                                      $1,091,063

TOTAL PREFERRED STOCK --- 0.12%                                       $1,091,063
(Cost $862,500)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

 39,794,000 Fannie Mae                                                39,783,719
               4.720%, April 3, 2006


TOTAL SHORT-TERM INVESTMENTS --- 4.28%                               $39,783,719
(Cost $39,783,719)

TOTAL MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100%          $929,566,102
(Cost $789,161,585)

Legend
*    Non-income Producing Security
ADR  - American Depository Receipt
REIT - Real Estate Investment Trust
^^   A portion or all of the security is on loan at March 31, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2006, the U.S. Federal income tax cost basis was $792,627,663. The Maxim T. Rowe Price Equity/Income Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $161,511,721 and gross depreciation of securities in which there was an excess of tax cost over value of $24,573,283, resulting in net appreciation of $136,938,438.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.65%
     33,100 Alliant Techsystems Inc*                                   2,554,327
      5,700 Embraer-Empresa Brasileira de Aeronautica SA sponsered ADR   210,045
     72,000 Goodrich Corp                                              3,139,920
      3,300 Precision Castparts Corp                                     196,020
     94,100 Rockwell Collins Inc                                       5,302,535
                                                                     $11,402,847

AGRICULTURE --- 0.05%
      3,000 Delta & Pine Land Co                                          90,480
      1,300 Monsanto Co                                                  110,175
                                                                        $200,655

AIR FREIGHT --- 0.34%
      4,800 CH Robinson Worldwide Inc                                    235,632
     13,800 Expeditors International of Washington Inc                 1,192,182
                                                                      $1,427,814

AIRLINES --- 1.05%
      7,200 SkyWest Inc                                                  210,744
    238,900 Southwest Airlines Co                                      4,297,811
                                                                      $4,508,555

AUTO PARTS & EQUIPMENT --- 0.69%
    152,600 Gentex Corp                                                2,664,396
     12,000 TRW Automotive Holdings Corp*                                279,600
                                                                      $2,943,996

AUTOMOBILES --- 0.04%
      2,300 Thor Industries Inc                                          122,728
      2,200 Winnebago Industries Inc                                      66,748
                                                                        $189,476

BANKS --- 0.33%
      1,000 City National Corp                                            76,790
      1,900 East West Bancorp Inc                                         73,245
      1,600 First Horizon National Corp                                   66,640
     16,400 SVB Financial Group*                                         870,020
     10,400 Synovus Financial Corp                                       281,736
      3,400 UCBH Holdings Inc                                             64,328
                                                                      $1,432,759

BIOTECHNOLOGY --- 4.16%
     65,600 Cephalon Inc*                                              3,952,400
      2,500 Charles River Laboratories International Inc*                122,550
        900 Genzyme Corp*                                                 60,498
     34,000 Gilead Sciences Inc*                                       2,115,480
     35,000 Human Genome Sciences Inc*                                   380,450
      1,000 Invitrogen Corp*                                              70,130
      2,100 Martek Biosciences Corp*                                      68,943
    160,400 MedImmune Inc*                                             5,867,432
      7,200 Millennium Pharmaceuticals Inc*                               72,792
     21,900 Myogen Inc*                                                  793,437
      3,700 Nektar Therapeutics*                                          75,406
     49,800 PDL BioPharma Inc*                                         1,633,440
      5,200 Qiagen NV*                                                    77,532
      1,700 Techne Corp*                                                 102,238
     67,700 Vertex Pharmaceuticals Inc*                                2,477,143
      8,000 deCODE Genetics Inc*                                          69,360
                                                                     $17,939,231

BROADCAST/MEDIA --- 2.22%
    158,400 Citadel Broadcasting Co                                    1,756,656
    122,200 Discovery Holding Co*                                      1,833,000
        900 EW Scripps Co                                                 40,239
      5,400 Radio One Inc*                                                40,284
     78,425 Rogers Communications Inc Class B                          2,991,914
      3,400 Salem Communications Corp Class A*                           51,034
     83,300 Univision Communications Inc Class A*                      2,871,351
                                                                      $9,584,478

BUILDING MATERIALS --- 0.57%
     57,000 American Standard Cos Inc                                  2,443,020
                                                                      $2,443,020

CHEMICALS --- 0.61%
     42,900 Amylin Pharmaceuticals Inc*                                2,099,955
      5,300 Ecolab Inc                                                   202,460
      1,300 Praxair Inc                                                   71,695
      1,000 Sigma-Aldrich Corp                                            65,790
      2,400 Symyx Technologies Inc*                                       66,576
      3,700 Valspar Corp                                                 103,119
                                                                      $2,609,595

COMMUNICATIONS - EQUIPMENT --- 1.44%
     47,000 ADTRAN Inc                                                 1,230,460
     46,000 Comverse Technology Inc*                                   1,082,380
      1,100 F5 Networks Inc*                                              79,739
     81,000 Harris Corp                                                3,830,490
                                                                      $6,223,069

COMPUTER HARDWARE & SYSTEMS --- 0.55%
     49,100 Avid Technology Inc*                                       2,133,886
      3,600 Cognos Inc*                                                  140,040
      4,000 QLogic Corp                                                   77,400
                                                                      $2,351,326

COMPUTER SOFTWARE & SERVICES --- 6.74%
     51,000 Activision Inc                                               703,290
     50,000 Adobe Systems Inc                                          1,746,000
     40,000 CACI International Inc Class A*                            2,630,000
    135,000 CNET Networks Inc*                                         1,918,350
    114,200 Cadence Design Systems Inc*                                2,111,558
      5,200 Check Point Software Technologies Ltd*                       104,104
      3,700 Citrix Systems Inc*                                          140,230
     81,300 Cogent Inc*                                                1,491,042
      5,300 Cognizant Technology Solutions Corp*                         315,297
      2,800 Digital River Inc*                                           122,108
      1,000 Electronic Arts Inc*                                          54,720
      2,700 FactSet Research Systems Inc                                 119,745
      2,300 Fair Isaac Co                                                 91,126
      3,200 FileNET Corp*                                                 86,464
      1,500 Fiserv Inc*                                                   63,825
      2,100 Hyperion Solutions Corp                                       68,460
      3,100 Internet Security Systems Inc*                                74,338
      5,200 Intuit Inc*                                                  276,588
     77,900 Jack Henry & Associates Inc                                1,781,573
     85,300 Juniper Networks Inc*                                      1,630,936
     72,300 McAfee Inc*                                                1,759,059
      2,000 Mercury Interactive Corp*                                     69,600
     72,200 NAVTEQ*                                                    3,656,930
      8,200 Paychex Inc                                                  341,612
    103,700 Red Hat Inc*                                               2,901,526
      3,300 SINA Corp*                                                    92,070
      1,900 Salesforce.Com*                                               69,027
      3,400 Satyam Computer Services Ltd*                                148,784
      3,100 Synopsys Inc*                                                 69,285
      5,150 THQ Inc                                                      133,334
    177,200 VeriSign Inc*                                              4,251,028
      2,200 Websense Inc                                                  60,676
                                                                     $29,082,685

CONGLOMERATES --- 0.37%
     22,300 Teleflex Inc                                               1,597,349
                                                                      $1,597,349

CONTAINERS --- 0.02%
      1,400 Sealed Air Corp                                               81,018
                                                                         $81,018

COSMETICS & PERSONAL CARE --- 0.03%
      3,700 Avon Products Inc                                            115,329
                                                                        $115,329

DISTRIBUTORS --- 0.06%
      3,400 WW Grainger Inc                                              256,190
                                                                        $256,190

ELECTRONIC INSTRUMENTS & EQUIP --- 7.00%
      3,000 American Power Conversion Corp                                69,330
     93,500 Ametek Inc                                                 4,203,760
     36,400 CDW Corp                                                   2,142,140
    199,000 Flextronics International Ltd*                             2,059,650
     83,200 Flir Systems Inc*                                          2,363,712
     42,400 Garmin Ltd                                                 3,367,832
     28,100 Harman International Industries Inc                        3,122,753
      4,200 II-IV Inc*                                                    75,978
     96,400 Jabil Circuit Inc*                                         4,131,704
      2,200 National Instruments Corp                                     71,764
    126,400 Roper Industries Inc                                       6,146,832
    227,953 Symbol Technologies Inc                                    2,411,743
                                                                     $30,167,198

ELECTRONICS - SEMICONDUCTOR --- 7.29%
     30,000 AMIS Holdings Inc*                                           271,800
      4,700 Advanced Micro Devices Inc*                                  155,852
    166,600 Altera Corp*                                               3,438,624
      8,900 Analog Devices Inc                                           340,781
      8,000 Broadcom Corp Class A                                        345,280
      1,700 Cymer Inc*                                                    77,248
      6,900 Integrated Device Technology Inc*                            102,534
    125,800 Intersil Holding Corp                                      3,638,136
      1,500 KLA-Tencor Corp                                               72,540
      2,100 Lam Research Corp*                                            90,300
    103,500 Linear Technology Corp                                     3,630,780
     24,700 Marvell Technology Group Ltd*                              1,336,270
      9,700 Maxim Integrated Products Inc                                360,355
    101,400 Microchip Technology Inc                                   3,680,820
     81,400 National Semiconductor Corp                                2,266,176
     90,000 Novellus Systems Inc*                                      2,160,000
    109,000 PMC-Sierra Inc*                                            1,339,610
     56,500 Semtech Corp*                                              1,010,785
      5,300 Silicon Laboratories Inc*                                    291,235
     79,000 Spansion Inc*                                              1,169,200
    120,200 Teradyne Inc*                                              1,864,302
    148,900 Xilinx Inc                                                 3,790,994
                                                                     $31,433,622

ENGINEERING & CONSTRUCTION --- 0.04%
      2,000 Fluor Corp                                                   171,600
                                                                        $171,600

FINANCIAL SERVICES --- 3.76%
      3,200 CBOT Holdings Inc*                                           382,080
     34,144 CapitalSource Inc                                            849,503
        800 Chicago Mercantile Exchange Holdings Inc                     358,000
     97,100 Eaton Vance Corp                                           2,658,598
      2,000 Federated Investors Inc Class B                               78,100
     20,900 Investors Financial Services Corp                            979,583
     79,800 Janus Capital Group Inc                                    1,848,966
     24,650 Legg Mason Inc                                             3,089,385
      3,900 Mellon Financial Corp                                        138,840
    110,300 MoneyGram International Inc                                3,388,416
      6,300 Moody's Corp                                                 450,198
      4,600 Northern Trust Corp                                          241,500
     29,000 Principal Financial Group                                  1,415,200
      1,600 SEI Investments Co                                            64,848
      4,500 State Street Corp                                            271,935
                                                                     $16,215,152

FOOD & BEVERAGES --- 0.36%
     75,000 Cott Corp*                                                   966,000
     17,000 Cott Corp (restricted stock)*                                218,960
      2,700 Hershey Foods Corp                                           141,021
      3,900 McCormick & Co Inc (nonvtg)                                  132,054
         25 Tootsie Roll Industries Inc                                      739
      1,700 Wm Wrigley Jr Co                                             108,800
                                                                      $1,567,574

GOLD, METALS & MINING --- 0.60%
      4,100 Foundation Coal Holdings Inc                                 168,674
     47,000 Newmont Mining Corp                                        2,438,830
                                                                      $2,607,504

HEALTH CARE RELATED --- 7.44%
     81,000 Alkermes Inc*                                              1,786,050
     53,000 Community Health Systems Inc*                              1,915,950
     28,150 Coventry Health Care Inc                                   1,519,537
     26,150 DaVita Inc*                                                1,574,492
    173,000 Elan Corp PLC sponsored ADR*                               2,498,120
      2,100 Express Scripts Inc Class A                                  184,590
     93,000 Health Management Associates Inc Class A                   2,006,010
      1,600 Healthways Inc*                                               81,504
      3,100 Henry Schein Inc*                                            148,366
     50,300 Humana Inc*                                                2,648,295
     38,000 Kinetic Concepts Inc*                                      1,564,460
     64,400 Laboratory Corp of America Holdings*                       3,766,112
      2,000 LifePoint Hospitals Inc*                                      62,200
      4,400 Lincare Holdings Inc*                                        171,424
     93,700 Manor Care Inc                                             4,155,593
      3,600 Medco Health Solutions Inc*                                  205,992
     35,300 Omnicare Inc                                               1,941,147
     91,400 Patterson Cos Inc*                                         3,217,280
      4,100 Quest Diagnostics Inc                                        210,330
     58,000 Triad Hospitals Inc*                                       2,430,200
                                                                     $32,087,652

HOMEBUILDING --- 0.11%
      1,100 Centex Corp                                                   68,189
      1,100 KB Home                                                       71,478
      2,400 Lennar Corp                                                  144,912
      1,300 Meritage Homes Corp*                                          71,448
      1,500 Pulte Homes Inc                                               57,630
      1,900 Toll Brothers Inc                                             65,797
                                                                        $479,454

HOTELS/MOTELS --- 2.15%
      4,300 Choice Hotels International Inc                              196,854
    111,000 Fairmont Hotels & Resorts Inc                              4,961,700
      9,000 Hilton Hotels Corp                                           229,140
      2,200 Las Vegas Sands Corp*                                        124,652
      4,000 Marriott International Inc Class A                           274,400
     45,500 Wynn Resorts Ltd*                                          3,496,675
                                                                      $9,283,421

INSURANCE RELATED --- 1.48%
      1,000 Ambac Financial Group Inc                                     79,600
      2,400 Arch Capital Group Ltd*                                      138,576
      2,200 Arthur J Gallagher & Co                                       61,182
     68,000 Assurant Inc                                               3,349,000
     78,100 Axis Capital Holdings Ltd                                  2,335,190
      3,400 Brown & Brown Inc                                            112,880
      1,100 MBIA Inc                                                      66,143
        180 Markel Corp*                                                  60,782
      3,500 Marsh & McLennan Cos Inc                                     102,760
      2,100 Willis Group Holdings Ltd                                     71,946
                                                                      $6,378,059

INVESTMENT BANK/BROKERAGE FIRM --- 2.52%
      1,660 BlackRock Inc                                                232,400
      8,300 Charles Schwab Corp                                          142,843
    144,200 E*TRADE Financial Corp*                                    3,890,516
      1,900 Lazard Ltd                                                    84,075
     51,100 Nuveen Investments                                         2,460,465
    190,000 TD Ameritrade Holding Corp                                 3,965,300
      3,500 optionsXpress Holdings Inc                                   101,780
                                                                     $10,877,379

LEISURE & ENTERTAINMENT --- 1.65%
      3,400 Boyd Gaming Corp                                             169,796
     46,500 Brunswick Corp                                             1,806,990
     35,400 DreamWorks Animation SKG Inc*                                936,330
      3,000 Harley-Davidson Inc                                          155,640
      2,300 Harrah's Entertainment Inc                                   179,308
     92,200 International Game Technology                              3,247,284
      4,100 Royal Caribbean Cruises Ltd                                  172,282
      5,250 Shuffle Master Inc*                                          187,635
      2,400 Station Casinos Inc                                          190,488
      2,900 WMS Industries Inc*                                           87,290
                                                                      $7,133,043

MACHINERY --- 2.70%
     41,800 Danaher Corp                                               2,656,390
      1,700 IDEX Corp                                                     88,689
     47,340 ITT Industries Inc                                         2,661,455
     68,000 Oshkosh Truck Corp                                         4,232,320
      2,100 Pall Corp                                                     65,499
     48,000 Pentair Inc                                                1,956,000
                                                                     $11,660,353

MANUFACTURING --- 0.29%
     59,100 Dolby Laboratories Inc*                                    1,235,190
                                                                      $1,235,190

MEDICAL PRODUCTS --- 2.18%
      6,800 American Medical Systems Holdings Inc*                       153,000
      1,600 ArthroCare Corp*                                              76,512
      2,200 Bausch & Lomb Inc                                            140,140
      2,400 Becton Dickinson & Co                                        147,792
      4,800 Biomet Inc                                                   170,496
     12,700 CR Bard Inc                                                  861,187
      2,100 Dade Behring Holdings Inc                                     74,991
      2,300 Dentsply International Inc                                   133,745
     60,400 Edwards Lifesciences Corp*                                 2,627,400
     29,400 Gen-Probe Inc*                                             1,620,528
      1,400 Hologic Inc                                                   77,490
      1,900 Integra LifeSciences Holdings*                                77,862
      1,600 Kyphon Inc*                                                   59,520
      1,600 Millipore Corp*                                              116,896
      3,300 ResMed Inc                                                   145,134
      3,500 Respironics Inc                                              136,185
      1,600 Smith & Nephew PLC sponsored ADR                              71,376
      1,400 St Jude Medical Inc*                                          57,400
      2,400 Sybron Dental Specialties Inc*                                98,976
     55,900 Thermo Electron Corp*                                      2,073,331
      3,400 Varian Medical Systems Inc*                                  190,944
      2,200 Ventana  Medical Systems Inc*                                 91,894
      2,800 Waters Corp*                                                 120,820
      1,400 Zimmer Holdings Inc*                                          94,640
                                                                      $9,418,259

OFFICE EQUIPMENT & SUPPLIES --- 0.05%
      1,300 Avery Dennison Corp                                           76,024
      1,400 HNI Corp                                                      82,600
      1,450 Zebra Technologies Corp Class A*                              64,844
                                                                        $223,468

OIL & GAS --- 7.59%
    156,800 BJ Services Co                                             5,425,280
      2,500 Baker Hughes Inc                                             171,000
     12,000 Bill Barrett Corp*                                           391,080
     34,400 Cooper Cameron Corp                                        1,516,352
     66,000 EOG Resources                                              4,752,000
     65,000 FMC Technologies Inc*                                      3,329,300
     10,400 Grant Prideco Inc*                                           445,536
     84,600 Murphy Oil Corp                                            4,214,772
    114,000 Smith International Inc                                    4,441,440
      8,300 Ultra Petroleum Corp*                                        517,173
      9,200 Weatherford International Ltd                                420,900
     45,000 Western Gas Resources Inc                                  2,171,250
     16,600 Williams Cos Inc                                             355,074
    105,366 XTO Energy Inc                                             4,590,797
                                                                     $32,741,954

PHARMACEUTICALS --- 2.81%
     54,000 Abgenix Inc*                                               1,215,000
      4,651 Allergan Inc                                                 504,683
      3,600 AtheroGenics Inc*                                             58,752
     56,000 Barr Laboratories Inc*                                     3,526,880
      5,800 Celgene Corp                                                 256,476
     28,800 Neurocrine Biosciences Inc*                                1,858,752
     38,600 OSI Pharmaceuticals Inc*                                   1,239,060
     34,000 Sepracor Inc*                                              1,659,540
     22,100 Theravance Inc*                                              619,684
     74,000 Valeant Pharmaceuticals International                      1,172,900
                                                                     $12,111,727

POLLUTION CONTROL --- 0.03%
      1,800 Stericycle Inc*                                              121,716
                                                                        $121,716

PRINTING & PUBLISHING --- 0.03%
      1,300 McGraw-Hill Cos Inc                                           74,906
      1,100 Meredith Corp                                                 61,369
                                                                        $136,275

RESTAURANTS --- 1.08%
     63,750 Cheesecake Factory Inc*                                    2,387,438
      2,200 Outback Steakhouse Inc                                        96,800
     25,000 PF Changs China Bistro Inc*                                1,232,250
        900 Panera Bread Co Class A*                                      67,662
     14,600 Tim Hortons Inc*                                             387,630
      8,000 Wendy's International Inc                                    496,480
                                                                      $4,668,260

RETAIL --- 6.23%
     84,100 Amazon.com Inc*                                            3,070,491
     26,500 Bed Bath & Beyond Inc*                                     1,017,600
     51,000 Best Buy Co Inc                                            2,852,430
     49,000 CarMax Inc*                                                1,601,320
        900 Dicks Sporting Goods Inc*                                     35,703
    119,000 Dollar General Corp                                        2,102,730
     10,600 Family Dollar Stores Inc                                     281,960
      4,000 Freds Inc                                                     53,040
      1,950 Men's Wearhouse Inc                                           70,083
     57,500 Michaels Stores Inc                                        2,160,850
     78,300 O'Reilly Automotive Inc                                    2,862,648
    117,700 Petsmart Inc                                               3,312,078
     74,100 Ross Stores Inc                                            2,162,979
     36,000 Shoppers Drug Mart Corp                                    1,370,210
      6,500 Staples Inc                                                  165,880
     11,200 TJX Cos Inc                                                  277,984
      4,700 Tiffany & Co                                                 176,438
     17,000 Whole Foods Market Inc                                     1,129,480
     50,500 Williams-Sonoma Inc                                        2,141,200
                                                                     $26,845,104

SPECIALIZED SERVICES --- 10.95%
      2,700 ARAMARK Corp                                                  79,758
      1,292 Apollo Group Inc*                                             67,843
      2,200 Career Education Corp*                                        83,006
     70,000 Catalina Marketing Corp                                    1,617,000
     50,500 CheckFree Corp*                                            2,550,250
     82,900 ChoicePoint Inc*                                           3,709,775
      4,200 Cintas Corp                                                  179,004
     40,700 Clear Channel Outdoor Holdings Inc*                          954,415
      2,700 Corporate Executive Board Co                                 272,430
     67,200 DST Systems Inc*                                           3,893,568
      3,200 DeVry Inc*                                                    72,864
      1,900 Dun & Bradstreet Corp*                                       145,692
     54,000 Education Management Corp*                                 2,246,400
      3,000 Equifax Inc                                                  111,720
     70,700 Fidelity National Information Services Inc                 2,866,885
     26,600 Getty Images Inc*                                          1,991,808
     40,300 Global Payments Inc                                        2,136,303
      5,000 H&R Block Inc                                                108,250
      2,100 Harte-Hanks Inc                                               57,435
      1,900 ITT Educational Services Inc*                                121,695
     88,900 Iron Mountain Inc*                                         3,621,786
      3,500 LECG Corp*                                                    67,445
     89,200 Lamar Advertising Co*                                      4,693,704
     27,000 Laureate Education Inc*                                    1,441,260
     14,000 MSC Industrial Direct Co Inc Class A                         756,280
     69,600 Manpower Inc                                               3,979,728
     78,200 Monster Worldwide Inc*                                     3,899,052
      3,400 Omnicom Group Inc                                            283,050
     12,000 Resources Connection Inc*                                    298,920
      2,600 Ritchie Bros Auctioneers Inc                                 128,700
     50,500 Robert Half International Inc                              1,949,805
      5,700 UTI Worldwide Inc                                            180,120
     40,000 United Rentals Inc*                                        1,380,000
      2,100 Universal Technical Institute Inc*                            63,210
     29,000 Viad Corp                                                    994,120
      3,600 WPP Group PLC                                                216,000
                                                                     $47,219,281

TELEPHONE & TELECOMMUNICATIONS --- 4.03%
     87,000 Amdocs Ltd*                                                3,137,220
    105,900 American Tower Corp*                                       3,210,888
    150,700 Crown Castle International Corp*                           4,272,345
     90,000 Level 3 Communications Inc*                                  466,200
      5,700 NII Holdings Inc                                             336,129
      2,700 NeuStar Inc*                                                  83,700
    126,000 Nextel Partners Inc*                                       3,568,320
     59,000 Telus Corp                                                 2,314,835
                                                                     $17,389,637

TEXTILES --- 0.05%
      6,100 Coach Inc*                                                   210,938
                                                                        $210,938

TRANSPORTATION --- 0.05%
      5,000 Landstar System Inc                                          220,600
                                                                        $220,600

UTILITIES --- 0.03%
      8,300 AES Corp*                                                    141,598
                                                                        $141,598

WATER --- 0.56%
    137,000 Nalco Holding Co*                                          2,424,900
                                                                      $2,424,900

TOTAL COMMON STOCK --- 94.98%                                       $409,560,310
(Cost $288,899,472)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

 21,658,000 Fannie Mae                                                21,652,404
               4.720%, April 3, 2006


TOTAL SHORT-TERM INVESTMENTS --- 5.02%                               $21,652,404
(Cost $21,652,404)

TOTAL MAXIM T.ROWE PRICE MID-CAP GROWTH PORTFOLIO --- 100%          $431,212,714
(Cost $310,551,877)

Legend
*   Non-income Producing Security
ADR - American Depository Receipt

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2006, the U.S. Federal income tax cost basis was $314,899,036. The Maxim T. Rowe Price MidCap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $123,815,776 and gross depreciation of securities in which there was an excess of tax cost over value of $7,502,097, resulting in net appreciation of $116,313,679.

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 1.62%
     15,219 Ceradyne Inc ^^*                                             759,428
     17,500 EDO Corp ^^                                                  539,875
     15,450 Esterline Technologies Corp*                                 660,488
                                                                      $1,959,791

AGRICULTURE --- 0.49%
     19,671 Corn Products International Inc                              581,671
                                                                        $581,671

AIR FREIGHT --- 0.01%
        112 Hub Group Inc*                                                 5,105
                                                                          $5,105

AIRLINES --- 0.37%
     25,050 AirTran Holdings Inc ^^*                                     453,656
                                                                        $453,656

BANKS --- 2.48%
      8,600 Central Pacific Financial Corp                               315,792
      6,600 Corus Bankshares Inc ^^                                      392,304
     27,350 First BanCorp ^^                                             338,046
      2,250 First Citizens Bancshares Inc Class A                        434,250
     12,000 Nara Bancorp Inc                                             210,600
     12,400 South Financial Group Inc ^^                                 324,260
     14,300 Susquehanna Bancshares Inc                                   368,511
      5,270 United Community Banks Inc                                   148,351
     59,520 W Holding Co Inc ^^                                          468,422
                                                                      $3,000,536

BIOTECHNOLOGY --- 3.05%
     50,450 Arena Pharmaceuticals ^^*                                    913,650
     11,811 Illumina Inc ^^*                                             280,511
     30,000 LifeCell Corp ^^*                                            676,500
     22,050 Meridian Bioscience Inc ^^                                   594,909
     32,750 PDL BioPharma Inc*                                         1,074,200
     51,200 Third Wave Technologies*                                     160,256
                                                                      $3,700,026

BROADCAST/MEDIA --- 0.71%
     28,500 General Cable Corp*                                          864,405
                                                                        $864,405

BUILDING MATERIALS --- 3.94%
     27,000 Builders FirstSource Inc ^^*                                 613,170
     13,630 Craftmade International Inc                                  252,019
     17,200 ElkCorp                                                      580,500
     14,700 Genlyte Group Inc                                          1,001,658
     20,500 Griffon Corp ^^*                                             509,220
     12,800 Headwaters Inc ^^*                                           509,312
     11,232 Simpson Manufacturing Co Inc                                 486,346
     13,650 Texas Industries Inc ^^                                      825,689
                                                                      $4,777,914

CHEMICALS --- 0.55%
     18,500 A Schulman Inc                                               457,875
     22,539 PolyOne Corp*                                                210,063
                                                                        $667,938

COMMUNICATIONS - EQUIPMENT --- 3.22%
     13,200 Avocent Corp*                                                418,968
     15,200 Black Box Corp                                               730,360
     34,068 CalAmp Corp*                                                 399,958
     39,900 Ditech Communications Corp*                                  416,955
      3,925 Dycom Industries Inc ^^*                                      83,406
      4,478 EFJ Inc*                                                      48,318
      2,700 Multi-Fineline Electronix Inc ^^*                            157,923
     40,089 Radyne Corp*                                                 640,221
     34,800 TTM Technologies Inc*                                        504,252
     33,770 Tollgrade Communications Inc*                                502,498
                                                                      $3,902,859

COMPUTER HARDWARE & SYSTEMS --- 0.71%
     14,800 Hutchinson Technology Inc ^^*                                446,516
     13,300 Xyratex Ltd*                                                 418,950
                                                                        $865,466

COMPUTER SOFTWARE & SERVICES --- 14.36%
     12,400 24/7 Real Media Inc*                                         129,704
    107,200 @Road Inc*                                                   543,504
     76,300 AMICAS Inc*                                                  360,136
     11,750 ANSYS Inc*                                                   636,263
     91,500 Actuate Corp*                                                388,875
     10,710 Ansoft Corp ^^*                                              446,500
     67,350 Art Technology Group Inc*                                    216,194
     22,850 Blackboard Inc*                                              649,169
     55,050 Bottomline Technologies Inc ^^*                              755,837
     31,750 Click Commerce Inc ^^*                                       760,095
     69,450 Entrust Technologies Inc*                                    312,525
     27,700 Epicor Software Corp ^^*                                     372,011
      6,675 Hyperion Solutions Corp                                      217,605
     36,850 Infocrossing Inc ^^*                                         444,043
     45,400 LivePerson Inc*                                              328,696
     12,850 Magma Design Automation Inc ^^*                              111,153
     20,900 Moldflow Corp*                                               328,130
     23,669 Neoware Systems Inc ^^*                                      701,076
     36,279 Nuance Communications Inc*                                   428,455
     24,300 Packeteer Inc*                                               281,880
     32,950 Per-Se Technologies Inc ^^*                                  878,447
     34,850 Performance Technologies Inc*                                261,375
     27,700 Priceline.Com Inc ^^*                                        688,068
     36,100 RADVision Ltd*                                               644,385
     46,140 Radiant Systems Inc*                                         623,813
     29,350 RealNetworks Inc ^^*                                         242,138
     32,550 Secure Computing Corp ^^*                                    375,627
     33,400 SonicWALL Inc*                                               236,806
     35,100 Stellent Inc                                                 416,286
     19,069 Transaction Systems Architects Inc Class A*                  595,143
     25,900 TriZetto Group Inc ^^*                                       455,581
     32,450 Ultimate Software Group Inc*                                 838,833
     36,200 VASCO Data Security International Inc ^^*                    296,116
     39,800 VauleClick Inc*                                              673,416
     84,200 WebMethods ^^*                                               708,964
     25,500 Websense Inc                                                 703,290
     18,000 eCollege.com ^^*                                             339,120
                                                                     $17,389,259

CONTAINERS --- 0.22%
      6,700 Silgan Holdings Inc                                          269,139
                                                                        $269,139

COSMETICS & PERSONAL CARE --- 1.11%
     18,000 Chattem Inc ^^*                                              677,700
     20,503 Parlux Fragrances Inc ^^*                                    661,222
                                                                      $1,338,922

DISTRIBUTORS --- 0.47%
     14,900 Central European Distribution Corp ^^*                       572,905
                                                                        $572,905

ELECTRONIC INSTRUMENTS & EQUIP --- 6.56%
     64,364 Aeroflex Inc*                                                883,718
     13,850 Carrier Access Corp ^^*                                       83,377
     19,600 Checkpoint Systems Inc*                                      526,848
     25,000 Comtech Group Inc*                                           250,000
     30,000 Ituran Location and Control Ltd                              453,900
     25,040 Metrologic Instruments Inc*                                  579,175
     17,500 Molecular Devices Corp ^^*                                   580,300
     16,900 Orbotech Ltd ^^*                                             416,247
     16,900 Park Electrochemical Corp                                    498,550
     63,330 Power-One Inc ^^*                                            455,976
     52,116 Presstek Inc ^^*                                             620,180
     33,000 Quest Software Inc*                                          551,100
      9,700 Rogers Corp*                                                 528,456
      9,239 Technitrol Inc                                               221,551
        400 Thoratec Laboratories Corp ^^*                                 7,708
     18,450 Trimble Navigation Ltd*                                      831,173
     13,900 Woodward Governor Co                                         462,175
                                                                      $7,950,434

ELECTRONICS - SEMICONDUCTOR --- 7.49%
     28,200 02Micro International Ltd*                                   299,766
     55,300 ANADIGICS Inc*                                               436,870
      9,150 ATMI Inc*                                                    276,330
     19,600 Advanced Energy Industries Inc*                              276,948
     25,900 Atmel Corp*                                                  122,248
     21,500 BTU International Inc*                                       353,245
     42,800 Cirrus Logic Inc*                                            362,944
     44,550 Credence Systems Corp ^^*                                    326,997
     21,950 Cree Inc ^^*                                                 720,180
     14,099 Cymer Inc*                                                   640,659
     34,550 Cypress Semiconductor Corp ^^*                               585,623
     19,150 FEI Co*                                                      380,128
     41,650 Integrated Device Technology Inc*                            618,919
     74,451 Kopin Corp ^^*                                               373,000
     34,522 MIPS Technologies Inc*                                       257,534
     29,900 Micrel Inc*                                                  443,118
     17,630 Netlogic Microsystems Inc ^^*                                726,532
     24,500 Photronics Inc*                                              459,620
     15,280 PortalPlayer Inc ^^*                                         339,674
     18,600 Power Integrations Inc ^^*                                   460,908
     27,400 Semtech Corp*                                                490,186
      4,500 Standard Microsystems Corp*                                  116,910
                                                                      $9,068,339

ENGINEERING & CONSTRUCTION --- 0.90%
      9,560 EMCOR Group Inc ^^                                           474,750
     23,199 Insituform Technologies Inc Class A*                         617,093
                                                                      $1,091,843

FINANCIAL SERVICES --- 1.35%
     33,000 Doral Financial Corp ^^                                      381,150
      4,700 Downey Financial Corp                                        316,310
     14,060 Encore Capital Group Inc ^^*                                 207,385
     12,890 Euronet Worldwide Inc ^^*                                    487,629
     12,737 Franklin Bank Corp*                                          244,933
                                                                      $1,637,407

GOLD, METALS & MINING --- 3.74%
      8,511 AMCOL International Corp                                     245,117
     32,490 Aber Diamond Corp                                          1,314,870
     16,750 Aleris International Inc*                                    805,173
      9,000 Carpenter Technology Corp                                    850,680
      8,600 Encore Wire Corp ^^*                                         291,368
     16,650 Foundation Coal Holdings Inc                                 684,981
     11,300 Gibraltar Industries Inc                                     332,898
                                                                      $4,525,087

HEALTH CARE RELATED --- 4.39%
     15,100 Amedisys Inc ^^*                                             524,725
     15,551 American Retirement Corp ^^*                                 398,417
     31,407 Bentley Pharmaceuticals Inc ^^*                              413,002
      9,300 Chemed Corp                                                  551,862
     18,700 LHC Group Inc*                                               299,200
      6,600 Matria Healthcare Inc ^^*                                    250,536
     25,300 Palomar Medical Technologies Inc*                            846,285
     16,000 Res-Care Inc*                                                294,080
     32,930 Serologicals Corp ^^*                                        805,468
     28,150 Ventiv Health Inc*                                           935,143
                                                                      $5,318,718

HOMEBUILDING --- 0.98%
     10,560 Cavco Industries Inc*                                        513,110
     45,300 Champion Enterprises Inc*                                    677,688
                                                                      $1,190,798

HOUSEHOLD GOODS --- 0.49%
     14,100 Ethan Allen Interiors Inc ^^                                 592,482
                                                                        $592,482

INSURANCE RELATED --- 3.54%
      9,470 Arch Capital Group Ltd*                                      546,798
      9,000 FPIC Insurance Group Inc*                                    340,200
     16,900 Infinity Property & Casualty Corp                            705,406
      2,700 LandAmerica Financial Group Inc                              183,195
     27,350 Phoenix Cos Inc*                                             445,805
      7,597 RLI Corp ^^                                                  435,308
     12,250 Selective Insurance Group Inc                                649,250
      6,800 Triad Guaranty Inc*                                          318,920
     13,690 Zenith National Insurance Corp                               658,900
                                                                      $4,283,782

INVESTMENT BANK/BROKERAGE FIRM --- 0.50%
     11,070 Piper Jaffray Cos Inc*                                       608,850
                                                                        $608,850

LEISURE & ENTERTAINMENT --- 0.36%
     13,448 Dover Downs Entertainment Inc                                292,763
     33,070 Orange 21 Inc*                                               147,162
                                                                        $439,925

MACHINERY --- 3.49%
     20,390 ASV Inc ^^                                                   656,966
     18,400 Columbus McKinnon Corp*                                      495,512
      7,493 Gardner Denver Inc                                           488,544
     14,450 Mueller Industries Inc                                       515,721
     11,800 NCI Building Systems Inc ^^*                                 705,286
      1,011 Sauer-Danfoss Inc ^^                                          23,071
     12,850 Toro Co                                                      613,588
     22,300 Wabtec Corp                                                  726,980
                                                                      $4,225,668

MANUFACTURING --- 1.04%
     69,700 Flow International Corp ^^*                                  917,949
     26,450 Ultralife Batteries Inc ^^*                                  339,883
                                                                      $1,257,832

MEDICAL PRODUCTS --- 4.21%
     29,270 Aspect Medical Systems Inc ^^*                               803,169
     12,600 DJ Orthopedics Inc*                                          500,976
      7,800 Datascope Corp                                               308,568
     13,471 Hologic Inc                                                  745,620
      6,350 ICU Medical Inc*                                             229,807
     13,590 IRIS International Inc ^^*                                   212,412
      9,875 Merge Technologies Inc ^^*                                   157,704
     35,600 Natus Medical Incorporated*                                  729,800
     23,500 SurModics Inc ^^*                                            830,960
     37,958 TriPath Imaging Inc*                                         264,947
      9,000 West Pharmaceutical Services Inc                             312,480
                                                                      $5,096,443

MISCELLANEOUS --- 0.15%
      4,900 Speedway Motorsports Inc*                                    187,229
                                                                        $187,229

OFFICE EQUIPMENT & SUPPLIES --- 0.87%
     13,200 Brady Corp Class A                                           494,472
     17,400 Herman Miller Inc                                            563,934
                                                                      $1,058,406

OIL & GAS --- 3.17%
      3,600 Atwood Oceanics Inc                                          363,636
      9,700 Core Laboratories NV*                                        461,235
     11,580 Helix Energy Solutions Group Inc                             438,882
      6,800 Hornbeck Offshore Services Inc*                              245,276
      5,900 Oceaneering International Inc*                               338,070
      5,114 PW Eagle Inc ^^                                              142,169
     21,500 Superior Energy Services Inc*                                575,985
      9,550 TETRA Technologies Inc                                       449,232
     12,650 Todco                                                        498,537
      5,820 Unit Corp*                                                   324,465
                                                                      $3,837,487

PHARMACEUTICALS --- 2.53%
     81,250 Auxilium Pharmaceuticals Inc ^^*                             644,313
     25,200 Cubist Pharmaceuticals Inc ^^*                               578,844
     23,504 Hi-Tech Pharmacal Co                                         662,813
     11,300 United Therapeutics Corp*                                    748,964
     33,400 ViroPharma Inc ^^*                                           424,180
                                                                      $3,059,114

RESTAURANTS --- 1.68%
     30,690 Luby's Inc*                                                  383,318
     10,800 Panera Bread Co Class A*                                     811,944
     12,923 Rare Hospitality International Inc*                          450,108
     11,200 Sonic Corp                                                   393,456
                                                                      $2,038,826

RETAIL --- 6.32%
     26,700 Aaron Rents Inc                                              725,439
     17,100 Allion Healthcare Inc*                                       231,876
     19,700 BEBE Stores Inc ^^                                           362,874
     11,100 Children's Place ^^*                                         642,690
     21,485 Coldwater Creek Inc                                          597,283
     14,650 Conn's Inc ^^*                                               500,444
     14,730 Dress Barn Inc ^^                                            706,304
     17,700 Genesco Inc*                                                 688,353
     17,100 Gottschalks Inc ^^*                                          156,636
     23,437 Jos A Bank Clothiers Inc ^^                                1,123,804
     21,480 Rocky Shoes & Boots Inc ^^*                                  567,072
     15,758 Sportsman's Guide Inc                                        417,429
     27,180 Too Inc*                                                     933,633
                                                                      $7,653,837

SHOES --- 0.69%
     10,866 Steven Madden Ltd                                            385,743
     31,400 Stride Rite Corp                                             454,672
                                                                        $840,415

SPECIALIZED SERVICES --- 6.40%
     26,591 Access Integrated Technologies Inc ^^*                       341,694
     19,000 Barrett Business Services Inc                                513,000
     46,800 CBIZ Inc*                                                    374,400
     25,750 Copart Inc*                                                  706,838
     16,000 Corrections Corp of America*                                 723,200
      6,780 Escala Group Inc ^^*                                         177,568
     13,750 Gevity HR Inc ^^                                             336,325
     17,400 Kendle International Inc*                                    588,120
     19,150 Labor Ready Inc*                                             458,643
     20,300 Mobile Mini Inc                                              627,676
     27,183 PetMed Express Inc ^^*                                       483,042
     17,804 Providence Service Corp ^^*                                  578,986
     23,900 SM&A*                                                        155,350
      5,650 Scientific Games Corp*                                       198,485
     15,280 Steiner Leisure Ltd*                                         618,840
     15,365 TALX Corp                                                    437,595
     24,906 WebSideStory Inc*                                            428,134
                                                                      $7,747,896

TELEPHONE & TELECOMMUNICATIONS --- 1.57%
     17,000 NICE Systems Ltd sponsored ADR*                              866,320
     16,900 Orckit Communications Ltd ^^*                                371,462
     30,250 Tekelec*                                                     418,358
     59,287 Westell Technologies Inc Class A*                            241,298
                                                                      $1,897,438

TEXTILES --- 1.71%
     11,150 Carter's Inc*                                                752,514
     21,950 Phillips-Van Heusen Corp                                     838,710
     19,950 Warnaco Group Inc*                                           478,800
                                                                      $2,070,024

TRANSPORTATION --- 1.05%
     15,425 Marten Transport Ltd                                         279,038
     19,350 Pacer International Inc                                      632,341
      3,879 TAL International Group Inc*                                  93,523
     10,900 Universal Truckload Services Inc*                            273,045
                                                                      $1,277,947

TOTAL COMMON STOCK --- 98.49%                                       $119,305,819
(Cost $103,545,555)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  1,829,000 Fannie Mae                                                 1,828,527
               4.720%, April 3, 2006


TOTAL SHORT-TERM INVESTMENTS --- 1.51%                                $1,828,527
(Cost $1,828,527)

TOTAL MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO --- 100%              $121,134,346
(Cost $105,374,082)

Legend
*   Non-income Producing Security
ADR - American Depository Receipt
^^  A portion or all of the security is on loan at March 31, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At March 31, 2006, the U.S. Federal income tax cost basis was $105,872,031. The Maxim Trusco Small-Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $17,983,427 and gross depreciation of securities in which there was an excess of tax cost over value of $2,721,110, resulting in net appreciation of $15,262,317.

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE --- 3.54%
      2,900 Boeing Co                                                    225,997
        765 Goodrich Corp                                                 33,362
      4,892 Honeywell International Inc                                  209,231
      2,100 Lockheed Martin Corp                                         157,773
      2,126 Northrop Grumman Corp                                        145,185
      2,580 Raytheon Co                                                  118,267
      6,000 United Technologies Corp                                     347,820
                                                                      $1,237,635

AGRICULTURE --- 0.61%
      3,857 Archer-Daniels-Midland Co                                    129,788
      1,003 Monsanto Co                                                   85,004
                                                                        $214,792

AIR FREIGHT --- 0.87%
        974 FedEx Corp                                                   110,004
        362 Ryder System Inc                                              16,210
      2,250 United Parcel Service Inc Class B                            178,605
                                                                        $304,819

AIRLINES --- 0.11%
      2,246 Southwest Airlines Co                                         40,406
                                                                         $40,406

AUTO PARTS & EQUIPMENT --- 0.26%
        343 Cooper Tire & Rubber Co                                        4,919
      1,158 Johnson Controls Inc                                          87,927
                                                                         $92,846

AUTOMOBILES --- 0.44%
     10,945 Ford Motor Co                                                 87,122
      3,272 General Motors Corp                                           69,595
                                                                        $156,717

BANKS --- 10.32%
      2,024 AmSouth Bancorp                                               54,749
      3,148 BB&T Corp                                                    123,402
     21,044 Bank of America Corp (1)                                     958,344
        958 Comerica Inc                                                  55,535
        700 Compass Bancshares Inc                                        35,427
      1,500 Fifth Third Bancorp                                           59,040
        741 First Horizon National Corp                                   30,863
      1,389 Huntington Bancshares Inc                                     33,517
      2,367 KeyCorp                                                       87,106
        240 M&T Bank Corp                                                 27,394
        621 Marshall & Ilsley Corp                                        27,063
      3,256 National City Corp                                           113,634
      2,750 North Fork Bancorp Inc                                        79,283
      1,710 PNC Financial Services Group                                 115,100
      2,646 Regions Financial Corp                                        93,060
      2,210 SunTrust Banks Inc                                           160,800
        850 Synovus Financial Corp                                        23,027
     10,612 US Bancorp                                                   323,666
      9,597 Wachovia Corp                                                537,912
      9,902 Wells Fargo & Co (1)                                         632,441
        362 Zions Bancorp                                                 29,948
                                                                      $3,601,311

BIOTECHNOLOGY --- 0.30%
        400 Applera Corp - Applied Biosystems Group                       10,856
      1,100 Biogen Idec Inc*                                              51,810
        600 Genzyme Corp*                                                 40,332
                                                                        $102,998

BROADCAST/MEDIA --- 1.14%
      2,440 CBS Corp                                                      58,511
     12,603 Comcast Corp*                                                329,694
        200 EW Scripps Co                                                  8,942
                                                                        $397,147

BUILDING MATERIALS --- 0.35%
        400 American Standard Cos Inc                                     17,144
      2,460 Masco Corp                                                    79,925
        296 Vulcan Materials Co                                           25,648
                                                                        $122,717

CHEMICALS --- 2.30%
      1,346 Air Products & Chemicals Inc                                  90,438
        428 Ashland Inc                                                   30,422
      5,700 Dow Chemical Co                                              231,420
      5,400 EI du Pont de Nemours & Co                                   227,934
        493 Eastman Chemical Co                                           25,232
        694 Engelhard Corp                                                27,489
        650 Hercules Inc*                                                  8,970
        200 International Flavors & Fragrances Inc                         6,864
      1,015 PPG Industries Inc                                            64,300
        900 Praxair Inc                                                   49,635
        833 Rohm & Haas Co                                                40,709
         71 Tronox Inc*                                                    1,213
                                                                        $804,626

COMMUNICATIONS - EQUIPMENT --- 2.23%
        403 ADC Telecommunications Inc*                                   10,313
        897 Andrew Corp*                                                  11,015
      2,400 Avaya Inc*                                                    27,120
      2,277 CIENA Corp*                                                   11,863
        624 Comverse Technology Inc*                                      14,683
      5,550 Corning Inc*                                                 149,351
      6,298 JDS Uniphase Corp*                                            26,263
     17,300 Lucent Technologies Inc*                                      52,765
     10,135 Motorola Inc                                                 232,193
      4,000 QUALCOMM Inc                                                 202,440
      2,574 Tellabs Inc*                                                  40,927
                                                                        $778,933

COMPUTER HARDWARE & SYSTEMS --- 2.69%
      2,450 Apple Computer Inc*                                          153,664
      7,550 EMC Corp*                                                    102,907
      1,500 Gateway Inc*                                                   3,285
     16,601 Hewlett-Packard Co                                           546,173
        662 NCR Corp*                                                     27,665
     20,314 Sun Microsystems Inc*                                        104,211
                                                                        $937,905

COMPUTER SOFTWARE & SERVICES --- 0.95%
      1,200 Automatic Data Processing Inc                                 54,816
        751 BMC Software Inc*                                             16,267
      1,700 CA Inc                                                        46,257
      1,100 Computer Sciences Corp*                                       61,105
      1,420 Compuware Corp*                                               11,119
        430 Convergys Corp*                                                7,830
      3,027 Electronic Data Systems Corp                                  81,214
      2,200 Novell Inc*                                                   16,896
        400 Parametric Technology Corp*                                    6,532
        732 Sabre Holdings Corp                                           17,224
      1,950 Unisys Corp*                                                  13,436
                                                                        $332,696

CONGLOMERATES --- 4.70%
      1,800 3M Co                                                        136,242
     31,900 General Electric Co                                        1,109,482
        825 Textron Inc                                                   77,047
     11,867 Tyco International Ltd                                       318,985
                                                                      $1,641,756

CONTAINERS --- 0.24%
        612 Bemis Co Inc                                                  19,327
        350 Pactiv Corp*                                                   8,589
        500 Sealed Air Corp                                               28,935
        640 Temple-Inland Inc                                             28,512
                                                                         $85,363

COSMETICS & PERSONAL CARE --- 0.12%
        122 Alberto-Culver Co Class B                                      5,396
        950 Avon Products Inc                                             29,612
        200 Estee Lauder Cos                                               7,438
                                                                         $42,446

DISTRIBUTORS --- 0.19%
      1,006 Genuine Parts Co                                              44,093
        303 WW Grainger Inc                                               22,831
                                                                         $66,924

ELECTRIC COMPANIES --- 4.03%
        938 Allegheny Energy Inc*                                         31,751
      1,246 Ameren Corp                                                   62,076
      2,272 American Electric Power Co Inc                                77,293
      1,800 CenterPoint Energy Inc                                        21,474
      1,223 Cinergy Corp                                                  55,536
      1,402 Consolidated Edison Inc                                       60,987
      1,029 DTE Energy Co                                                 41,253
      2,026 Dominion Resources Inc                                       139,855
      1,035 Edison International                                          42,621
      1,254 Entergy Corp                                                  86,451
      1,612 Exelon Corp                                                   85,275
      2,400 FPL Group Inc                                                 96,336
      1,899 FirstEnergy Corp                                              92,861
      1,977 PG&E Corp                                                     76,905
      2,178 PPL Corp                                                      64,033
        572 Pinnacle West Capital Corp                                    22,365
      1,467 Progress Energy Inc                                           64,519
      4,379 Southern Co                                                  143,500
      1,163 TECO Energy Inc                                               18,748
      1,800 TXU Corp                                                      80,568
      2,306 Xcel Energy Inc                                               41,854
                                                                      $1,406,261

ELECTRONIC INSTRUMENTS & EQUIP --- 1.27%
      1,650 Agilent Technologies Inc*                                     61,958
        467 American Power Conversion Corp                                10,792
        571 Cooper Industries Inc                                         49,620
      2,400 Emerson Electric Co                                          200,712
        476 Molex Inc                                                     15,803
        600 Rockwell Automation Inc                                       43,146
      3,134 Sanmina - SCI Corp*                                           12,849
      5,300 Solectron Corp*                                               21,200
      1,422 Symbol Technologies Inc                                       15,045
        308 Tektronix Inc                                                 10,999
                                                                        $442,124

ELECTRONICS - SEMICONDUCTOR --- 2.64%
      2,821 Advanced Micro Devices Inc*                                   93,544
        750 Altera Corp*                                                  15,480
        750 Analog Devices Inc                                            28,718
      4,850 Applied Materials Inc                                         84,924
      1,705 Applied Micro Circuits Corp*                                   6,939
      1,361 Freescale Semiconductor Inc*                                  37,795
     16,600 Intel Corp                                                   321,210
        500 KLA-Tencor Corp                                               24,180
      1,494 LSI Logic Corp*                                               17,271
      3,645 Micron Technology Inc*                                        53,654
      1,050 National Semiconductor Corp                                   29,232
        412 Novellus Systems Inc*                                          9,888
        600 PMC-Sierra Inc*                                                7,374
      1,100 Teradyne Inc*                                                 17,061
      4,650 Texas Instruments Inc                                        150,986
        900 Xilinx Inc                                                    22,914
                                                                        $921,170

ENGINEERING & CONSTRUCTION --- 0.14%
        550 Fluor Corp                                                    47,190
                                                                         $47,190

FINANCIAL SERVICES --- 9.38%
        500 Ameriprise Financial Inc                                      22,530
      4,557 Bank of New York Co Inc                                      164,234
      1,150 CIT Group Inc                                                 61,548
     29,433 Citigroup Inc (1)                                          1,390,121
      2,900 Fannie Mae (nonvtg)                                          149,060
        390 Franklin Resources Inc                                        36,754
     20,577 JPMorgan Chase & Co (1)                                      856,826
      1,450 Mellon Financial Corp                                         51,620
        800 Moody's Corp                                                  57,168
        580 Northern Trust Corp                                           30,450
      1,643 Principal Financial Group                                     80,178
      2,050 Sovereign Bancorp Inc                                         44,916
        834 State Street Corp                                             50,399
        350 T Rowe Price Group Inc                                        27,374
      5,881 Washington Mutual Inc                                        250,648
                                                                      $3,273,826

FOOD & BEVERAGES --- 1.52%
        200 Brown-Forman Corp                                             15,394
      5,500 Coca-Cola Co                                                 230,285
      1,750 Coca-Cola Enterprises Inc                                     35,595
      3,012 ConAgra Foods Inc                                             64,638
      1,100 Constellation Brands Inc                                      27,555
      1,100 HJ Heinz Co                                                   41,712
        400 Hershey Food Corp                                             20,892
        404 Molson Coors Brewing Co Class B                               27,722
        300 Pepsi Bottling Group Inc                                       9,117
      2,100 Sara Lee Corp                                                 37,548
      1,450 Tyson Foods Inc Class A                                       19,923
                                                                        $530,381

GOLD, METALS & MINING --- 1.42%
      5,151 Alcoa Inc                                                    157,415
        400 Allegheny Technologies Inc                                    24,472
        600 Freeport-McMoRan Copper & Gold  Inc                           35,862
        853 Newmont Mining Corp                                           44,262
        914 Nucor Corp                                                    95,778
      1,204 Phelps Dodge Corp                                             96,958
        669 United States Steel Corp                                      40,595
                                                                        $495,342

HEALTH CARE RELATED --- 1.91%
      2,012 Aetna Inc                                                     98,870
        348 CIGNA Corp                                                    45,456
      1,150 HCA Inc                                                       52,659
      1,780 McKesson Corp                                                 92,791
        904 Medco Health Solutions Inc*                                   51,727
      2,701 Tenet Healthcare Corp*                                        19,933
      3,934 WellPoint Inc                                                304,610
                                                                        $666,046

HOMEBUILDING --- 0.18%
        212 KB Home                                                       13,776
      1,232 Pulte Homes Inc                                               47,333
                                                                         $61,109

HOTELS/MOTELS --- 0.30%
        955 Carnival Corp                                                 45,238
      1,000 Hilton Hotels Corp                                            25,460
        500 Marriott International Inc Class A                            34,300
                                                                        $104,998

HOUSEHOLD GOODS --- 0.62%
      1,300 Kimberly-Clark Corp                                           75,140
      1,059 Leggett & Platt Inc                                           25,808
        200 Maytag Corp                                                    4,266
      1,550 Newell Rubbermaid Inc                                         39,045
        357 Snap-on Inc                                                   13,609
        400 Stanley Works                                                 20,264
        400 Whirlpool Corp                                                36,588
                                                                        $214,720

INSURANCE RELATED --- 6.03%
      1,923 ACE Ltd                                                      100,015
      1,100 AFLAC Inc                                                     49,643
      3,761 Allstate Corp                                                195,986
      6,396 American International Group Inc (1)                         422,712
      1,865 Aon Corp                                                      77,416
      1,205 Chubb Corp                                                   115,005
        584 Cincinnati Financial Corp                                     24,569
      2,250 Genworth Financial Inc                                        75,218
      1,793 Hartford Financial Services Group Inc                        144,426
        854 Jefferson-Pilot Corp                                          47,773
        999 Lincoln National Corp                                         54,535
        800 Loews Corp                                                    80,960
        403 MBIA Inc                                                      24,232
      1,400 Marsh & McLennan Cos Inc                                      41,104
      4,483 MetLife Inc                                                  216,843
      1,390 Prudential Financial Inc                                     105,376
        766 SAFECO Corp                                                   38,461
      4,102 St Paul Travelers Co Inc                                     171,423
        259 Torchmark Corp                                                14,789
      1,721 UnumProvident Corp                                            35,246
      1,069 XL Capital Ltd Class A                                        68,534
                                                                      $2,104,266

INVESTMENT BANK/BROKERAGE FIRM --- 4.43%
        705 Bear Stearns Co Inc                                           97,784
      2,950 Charles Schwab Corp                                           50,770
        900 E*TRADE Financial Corp*                                       24,282
      2,568 Goldman Sachs Group Inc                                      403,073
        994 Lehman Brothers Holdings Inc                                 143,663
      5,455 Merrill Lynch & Co Inc                                       429,636
      6,323 Morgan Stanley                                               397,211
                                                                      $1,546,419

LEISURE & ENTERTAINMENT --- 2.84%
        561 Brunswick Corp                                                21,800
        400 Harrah's Entertainment Inc                                    31,184
        989 Hasbro Inc                                                    20,868
      2,200 Mattel Inc                                                    39,886
     14,100 News Corp                                                    234,201
     12,136 Time Warner Inc (1)                                          203,763
      3,190 Viacom Inc Class B*                                          123,772
     11,344 Walt Disney Co                                               316,384
                                                                        $991,858

MACHINERY --- 2.41%
      4,000 Caterpillar Inc                                              287,240
        281 Cummins Inc                                                   29,533
      1,425 Deere & Co                                                   112,646
      1,168 Dover Corp                                                    56,718
        884 Eaton Corp                                                    64,505
        650 Illinois Tool Works Inc                                       62,602
      1,920 Ingersoll-Rand Co                                             80,237
        350 Navistar International Corp*                                   9,653
      1,000 PACCAR Inc                                                    70,480
        311 Pall Corp                                                      9,700
        721 Parker-Hannifin Corp                                          58,120
                                                                        $841,434

MEDICAL PRODUCTS --- 0.29%
        191 Bausch & Lomb Inc                                             12,167
      1,300 Baxter International Inc                                      50,453
        737 PerkinElmer Inc                                               17,297
        583 Thermo Electron Corp*                                         21,623
                                                                        $101,540

OFFICE EQUIPMENT & SUPPLIES --- 0.42%
        700 Avery Dennison Corp                                           40,936
        500 Pitney Bowes Inc                                              21,465
      5,450 Xerox Corp*                                                   82,840
                                                                        $145,241

OIL & GAS --- 8.13%
        167 Amerada Hess Corp                                             23,781
        700 Baker Hughes Inc                                              47,880
      5,671 Chevron Corp (1)                                             328,748
      8,142 ConocoPhillips (1)                                           514,167
      3,880 El Paso Corp                                                  46,754
     13,000 Exxon Mobil Corp                                             791,169
      2,000 Halliburton Co                                               146,040
        354 Kerr-McGee Corp                                               33,800
        400 Kinder Morgan Inc                                             36,796
      2,155 Marathon Oil Corp                                            164,146
        500 Murphy Oil Corp                                               24,910
        400 National-Oilwell Inc*                                         25,648
        287 Noble Corp                                                    23,276
        917 Occidental Petroleum Corp                                     84,960
        284 Rowan Cos Inc                                                 12,485
      2,100 Schlumberger Ltd                                             265,797
        800 Sunoco Inc                                                    62,056
      1,179 Transocean Inc*                                               94,674
        850 Weatherford International Ltd                                 38,888
      3,412 Williams Cos Inc                                              72,983
                                                                      $2,838,958

PAPER & FOREST PRODUCTS --- 0.72%
      2,934 International Paper Co                                       101,428
        599 Louisiana-Pacific Corp                                        16,293
      1,019 MeadWestvaco Corp                                             27,829
      1,450 Weyerhaeuser Co                                              105,024
                                                                        $250,574

PHARMACEUTICALS --- 1.59%
      3,400 Abbott Laboratories                                          144,398
      6,650 Bristol-Myers Squibb Co                                      163,657
      7,050 Merck & Co Inc                                               248,372
                                                                        $556,427

PHOTOGRAPHY/IMAGING --- 0.13%
      1,644 Eastman Kodak Co                                              46,755
                                                                         $46,755

POLLUTION CONTROL --- 0.20%
      1,245 Allied Waste Industries Inc*                                  15,239
      1,512 Waste Management Inc                                          53,374
                                                                         $68,613

PRINTING & PUBLISHING --- 0.57%
        558 Gannett Co Inc                                                33,435
        300 Knight-Ridder Inc                                             18,963
        900 McGraw-Hill Cos Inc                                           51,858
        100 Meredith Corp                                                  5,579
        300 New York Times Co                                              7,593
      1,241 RR Donnelley & Sons Co                                        40,606
      1,481 Tribune Co                                                    40,624
                                                                        $198,658

RAILROADS --- 1.54%
      2,180 Burlington Northern Santa Fe Corp                            181,659
      1,313 CSX Corp                                                      78,517
      2,415 Norfolk Southern Corp                                        130,579
      1,563 Union Pacific Corp                                           145,906
                                                                        $536,661

REAL ESTATE --- 1.26%
        608 Apartment Investment & Management Co REIT                     28,515
      1,300 Archstone-Smith Trust REIT                                    63,401
      2,331 Equity Office Properties Trust REIT                           78,275
      1,677 Equity Residential REIT                                       78,467
        592 Plum Creek Timber Co Inc REIT                                 21,863
        950 ProLogis Trust REIT                                           50,825
        300 Public Storage Inc REIT                                       24,369
        700 Simon Property Group Inc REIT                                 58,898
        350 Vornado Realty Trust REIT                                     33,600
                                                                        $438,213

RESTAURANTS --- 0.34%
      3,504 McDonald's Corp                                              120,397
                                                                        $120,397

RETAIL --- 2.82%
      2,096 Albertson's Inc                                               53,804
      1,014 AutoNation Inc*                                               21,852
        655 Big Lots Inc*                                                  9,144
      4,824 CVS Corp                                                     144,093
        807 Circuit City Stores Inc - CarMax Group                        19,755
      2,839 Costco Wholesale Corp                                        153,760
        334 Dillard's Inc                                                  8,697
        600 Dollar General Corp                                           10,602
        350 Family Dollar Stores Inc                                       9,310
      1,589 Federated Department Stores Inc                              115,997
      1,250 Gap Inc                                                       23,350
      1,429 JC Penney Co Inc                                              86,326
      1,919 Kroger Co                                                     39,071
      2,000 Limited Brands Inc                                            48,920
      1,250 Nordstrom Inc                                                 48,975
        733 Office Depot Inc*                                             27,297
        395 OfficeMax Inc                                                 11,917
        806 SUPERVALU Inc                                                 24,841
      2,601 Safeway Inc                                                   65,337
        400 Sherwin-Williams Co                                           19,776
      1,650 Staples Inc                                                   42,108
                                                                        $984,932

SPECIALIZED SERVICES --- 0.17%
      1,552 Interpublic Group of Cos Inc*                                 14,837
        500 Monster Worldwide Inc*                                        24,930
        500 Robert Half International Inc                                 19,305
                                                                         $59,072

TELEPHONE & TELECOMMUNICATIONS --- 6.36%
      1,252 ALLTEL Corp                                                   81,067

     22,862 AT&T Inc                                                     618,188
     10,605 BellSouth Corp                                               367,463
        738 CenturyTel Inc                                                28,871
      1,900 Citizens Communications Co                                    25,213
      9,050 Qwest Communications International Inc*                       61,540
     17,443 Sprint Corp                                                  450,727
     17,250 Verizon Communications (1)                                   587,535
                                                                      $2,220,604

TEXTILES --- 0.15%
        639 Jones Apparel Group Inc                                       22,601
        526 VF Corp                                                       29,929
                                                                         $52,530

TOBACCO --- 1.11%
      4,700 Altria Group Inc                                             333,042
        504 Reynolds American Inc                                         53,172
                                                                        $386,214

UNIT INVESTMENT TRUST --- 0.89%
      4,500 iShares S&P 500 Value Index Fund                             309,420
                                                                        $309,420

UTILITIES --- 1.50%
      1,850 AES Corp*                                                     31,561
      1,249 CMS Energy Corp*                                              16,175
      1,036 Constellation Energy Group                                    56,680
      5,485 Duke Energy Corp                                             159,888
      1,734 Dynegy Inc Class A*                                            8,323
        984 KeySpan Corp                                                  40,216
        211 NICOR Inc                                                      8,347
      1,556 NiSource Inc                                                  31,462
        196 Peoples Energy Corp                                            6,985
      1,458 Public Service Enterprise Group Inc                           93,370
      1,498 Sempra Energy                                                 69,597
                                                                        $522,604

TOTAL COMMON STOCK --- 98.67%                                        $34,446,594
(Cost $27,545,625)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

    356,000 Fannie Mae                                                   355,908
               4.720%, April 3, 2006
    110,000 United States of America (1)                                 109,487
               4.220%, May 11, 2006


TOTAL SHORT-TERM INVESTMENTS --- 1.33%                                  $465,395
(Cost $465,395)

TOTAL MAXIM VALUE INDEX PORTFOLIO --- 100%                           $34,911,989
(Cost $28,011,020)

Legend
*   Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT - Real Estate Investment Trust

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

As of March 31, 2006, the Maxim Value Index Portfolio had 1 open S&P 500 long futures contract. The contract expires in June 2006 and the Portfolio has recorded unrealized appreciation of $1,850.

At March 31, 2006, the U.S. Federal income tax cost basis was $35,521,405. The Maxim Value Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,554,785 and gross depreciation of securities in which there was an excess of tax cost over value of $6,164,192, resulting in net depreciation of $1,609,407.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 0.17%
    250,000 United Technologies Corp                                     241,177
            Notes
            4.375% May 1, 2010
                                                                        $241,177

AGENCY --- 44.73%
    682,577 Fannie Mae                                                   684,254
            6.000% January 1, 2029
     13,143 Fannie Mae                                                    13,582
            8.000% June 1, 2012
    119,341 Fannie Mae                                                   120,311
            6.500% November 1, 2009
  1,000,000 Fannie Mae                                                   970,938
            5.500% April 1, 2036
    164,872 Fannie Mae                                                   174,747
            8.000% November 1, 2022
  4,583,329 Fannie Mae                                                 4,483,785
            5.500% March 1, 2034
    803,623 Fannie Mae                                                   767,224
            5.000% December 1, 2033
  1,460,850 Fannie Mae                                                 1,428,862
            5.500% January 1, 2034
    821,939 Fannie Mae                                                   769,629
            4.000% April 1, 2019
  4,728,345 Fannie Mae                                                 4,507,411
            5.000% May 1, 2034
    890,628 Fannie Mae                                                   849,019
            4.500% December 1, 2034
    726,084 Fannie Mae                                                   726,538
            6.000% February 1, 2035
  3,871,471 Fannie Mae                                                 3,689,391
            5.000% September 1, 2035
     25,221 Fannie Mae                                                    25,419
            7.000% December 1, 2007
    565,552 Fannie Mae                                                   587,467
            7.000% July 1, 2032
    531,841 Fannie Mae                                                   540,317
            6.000% July 1, 2017
  2,499,881 Fannie Mae                                                 2,502,226
            6.000% January 1, 2033
  1,625,064 Fannie Mae                                                 1,588,246
            5.000% June 1, 2018

    747,940 Fannie Mae                                                   732,163
            5.500% May 1, 2033
  1,695,712 Fannie Mae                                                 1,658,088
            5.500% February 1, 2035
    960,232 Fannie Mae                                                   914,380
            5.000% July 1, 2035
    498,055 Fannie Mae                                                   498,232
            6.000% November 1, 2035
    790,628 Fannie Mae                                                   791,123
            6.000% December 1, 2035
    230,467 Fannie Mae                                                   235,859
            6.500% December 1, 2013
    640,655 Fannie Mae                                                   657,071
            6.500% June 1, 2032
    205,449 Fannie Mae                                                   210,616
            7.000% May 1, 2011
     30,041 Fannie Mae                                                    31,043
            8.000% December 1, 2012
    600,000 Fannie Mae **                                                576,103
            3.250% August 15, 2008
  1,600,000 Fannie Mae **                                              1,582,765
            4.250% July 15, 2007
    600,000 Fannie Mae **                                                600,658
            5.250% April 15, 2007
    600,000 Fannie Mae **                                                622,033
            6.000% May 15, 2011
    400,000 Fannie Mae **                                                418,448
            6.625% September 15, 2009
  1,200,000 Fannie Mae **                                              1,222,174
            6.000% May 15, 2008
    600,000 Fannie Mae **                                                602,393
            5.250% January 15, 2009
    500,000 Fannie Mae ** ^^                                             536,892
            7.125% June 15, 2010
    600,000 Fannie Mae ** ^^                                             642,874
            7.250% January 15, 2010
  1,000,000 Fannie Mae ** ^^                                           1,011,724
            5.750% February 15, 2008
    300,000 Federal Home Loan Bank **                                    300,570
            5.250% June 18, 2014
  1,690,799 Freddie Mac                                                1,738,881
            6.500% November 1, 2032
    397,361 Freddie Mac                                                  398,416
            6.000% December 1, 2033
    904,657 Freddie Mac                                                  899,568
            5.500% May 1, 2018
    871,424 Freddie Mac                                                  866,356
            5.500% February 1, 2018
  1,514,870 Freddie Mac                                                1,481,993
            5.500% June 1, 2033
    136,027 Freddie Mac                                                  142,446
            7.500% May 1, 2027
    933,145 Freddie Mac                                                  911,711
            5.000% August 1, 2018

    925,745 Freddie Mac                                                  883,857
            4.500% August 1, 2020
    759,646 Freddie Mac                                                  723,682
            5.000% July 1, 2034
  1,366,987 Freddie Mac                                                1,338,366
            5.500% February 1, 2035
    983,388 Freddie Mac                                                  958,693
            5.000% December 1, 2020
     18,870 Freddie Mac                                                   19,721
            7.500% August 1, 2030
    226,530 Freddie Mac                                                  232,038
            6.500% April 1, 2029
  1,212,127 Freddie Mac                                                1,160,035
            4.500% March 1, 2018
  1,243,017 Freddie Mac                                                1,188,529
            4.500% March 1, 2019
    406,216 Freddie Mac                                                  388,030
            4.500% August 1, 2019
    400,000 Freddie Mac **                                               384,404
            4.500% January 15, 2013
    900,000 Freddie Mac **                                               870,725
            3.625% September 15, 2008
    500,000 Freddie Mac **                                               480,606
            4.125% July 12, 2010
    500,000 Freddie Mac **                                               479,450
            4.125% October 18, 2010
    500,000 Freddie Mac **                                               483,134
            4.750% November 17, 2015
    700,000 Freddie Mac **                                               692,038
            4.625% December 19, 2008
    500,000 Freddie Mac **                                               498,424
            5.125% July 15, 2012
    600,000 Freddie Mac **                                               717,655
            6.750% March 15, 2031
    600,000 Freddie Mac **                                               598,528
            4.875% March 15, 2007
    200,000 Freddie Mac ** ^^                                            225,839
            6.250% July 15, 2032
    400,000 Freddie Mac ** ^^                                            406,203
            5.500% September 15, 2011
    400,000 Freddie Mac ** ^^                                            376,218
            4.375% July 17, 2015
    300,000 Freddie Mac ** ^^                                            286,568
            4.500% January 15, 2014
     88,639 Ginnie Mae                                                    95,109
            9.000% April 15, 2021
      3,111 Ginnie Mae                                                     3,162
            8.000% January 15, 2007
     59,208 Ginnie Mae                                                    62,288
            7.500% December 15, 2025
  2,995,193 Ginnie Mae II                                              2,957,020
            5.500% February 20, 2036
    991,822 Ginnie Mae II                                                957,345
            5.000% December 20, 2035

     71,057 Ginnie Mae                                                    76,278
            9.000% January 15, 2017
      4,321 Ginnie Mae                                                     4,349
            8.000% December 15, 2006
    143,704 Ginnie Mae                                                   149,756
            7.000% July 15, 2025
      3,987 Ginnie Mae                                                     4,052
            8.000% June 15, 2007
      1,441 Ginnie Mae                                                     1,465
            8.000% March 15, 2007
      3,656 Ginnie Mae                                                     3,715
            8.000% April 15, 2007
    500,000 Resolution Funding                                           696,154
            9.375% October 15, 2020
                                                                     $63,117,382

AUTOMOBILES --- 0.34%
    500,000 DaimlerChrysler NA Holding Corp                              484,501
            Company Guaranteed Notes
            4.050% June 4, 2008
                                                                        $484,501

BANKS --- 1.42%
    500,000 Bank of America Corp                                         540,413
            Subordinated Notes
            7.400% January 15, 2011
    500,000 US Bank NA                                                   521,129
            Subordinated Notes
            6.375% August 1, 2011
    500,000 Wachovia Bank NA                                             470,119
            Subordinated Notes
            4.800% November 1, 2014
    500,000 Wells Fargo & Co                                             478,171
            Senior Notes
            5.125% September 15, 2016
                                                                      $2,009,832

BROADCAST/MEDIA --- 0.37%
    500,000 Comcast Cable Communications Inc                             519,754
            Senior Notes
            6.750% January 30, 2011
                                                                        $519,754

CANADIAN - PROVINCIAL --- 0.70%
    500,000 Province of Ontario                                          476,644
            Notes
            4.375% February 15, 2013
    500,000 Province of Quebec                                           506,710
            Bonds
            5.750% February 15, 2009
                                                                        $983,354

CHEMICALS --- 0.67%
  1,000,000 Dow Chemical #                                               950,188
            Pass Thru Certificates
            4.027% September 30, 2009
                                                                        $950,188

COMMERCIAL MORTGAGED BACKED --- 3.00%
  1,000,000 Bear Stearns Commercial Mortgage Securities                  974,851
            Series 2005-T20 Class A4A
            5.303% October 12, 2042
  1,000,000 JP Morgan Chase Commercial Mortgage Securities Co            972,303
            Series 2002-C3 Class A2
            4.994% July 12, 2035
    614,315 LB-UBS Commercial Mortgage Trust                             593,877
            Series 2003-C1 Class A1
            2.720% March 15, 2027
    484,133 Merrill Lynch Mortgage Investors Inc                         490,244
            Series 1998-C2 Class A2
            6.390% February 15, 2030
  1,000,000 Morgan Stanley Capital I                                     981,727
            Series 2005-IQ10 Class AAB
            5.178% September 15, 2042
    217,418 Morgan Stanley Capital I                                     218,760
            Series 1999-CAM1 Class A3
            6.920% March 15, 2032
                                                                      $4,231,762

COMMUNICATIONS - EQUIPMENT --- 0.35%
    500,000 Motorola Inc                                                 494,398
            Notes
            4.608% November 16, 2007
                                                                        $494,398

COMPUTER HARDWARE & SYSTEMS --- 0.35%
    400,000 International Business Machines Corp                         497,114
            Debentures
            8.375% November 1, 2019
                                                                        $497,114

COMPUTER SOFTWARE & SERVICES --- 0.35%
    500,000 Oracle Corp #                                                488,348
            Notes
            5.000% January 15, 2011
                                                                        $488,348

CONGLOMERATES --- 0.70%
    500,000 General Electric Co                                          486,351
            Notes
            5.000% February 1, 2013
    500,000 Tyco International Group SA                                  502,272
            Company Guaranteed Notes
            6.000% November 15, 2013
                                                                        $988,623

COSMETICS & PERSONAL CARE --- 0.35%
    500,000 Avon Products Inc                                            491,140
            Senior Unsecured Notes
            5.125% January 15, 2011
                                                                        $491,140

ELECTRIC COMPANIES --- 1.02%
    500,000 Ohio Power Co                                                470,499
            Senior Notes
            4.850% January 15, 2014
    500,000 Pacific Gas & Electric Co                                    489,291
            1st Mortgage
            6.050% March 1, 2034
    500,000 Wisconsin Electric Power Co                                  485,152
            Notes
            3.500% December 1, 2007
                                                                      $1,444,942

FINANCIAL SERVICES --- 2.98%
    500,000 Bank of New York Co Inc                                      523,870
            Senior Subordinated Notes
            6.375% April 1, 2012
    500,000 CIT Group Inc                                                472,528
            Senior Notes
            3.375% April 1, 2009
    500,000 Citigroup Inc                                                478,550
            Subordinated Notes
            5.000% September 15, 2014
    500,000 Countrywide Home Loans Inc                                   478,461
            Notes
            3.250% May 21, 2008
    250,000 General Electric Capital Corp                                278,395
            Notes
            6.750% March 15, 2032
    500,000 Household Finance Corp                                       518,806
            Notes
            6.375% October 15, 2011
    500,000 JPMorgan Chase & Co                                          480,600
            Subordinated Notes
            5.125% September 15, 2014
    500,000 National Rural Utilities Cooperative Finance Corp            479,500
            Collateral Trust Bonds
            4.375% October 1, 2010
    500,000 Washington Mutual Bank                                       494,176
            Subordinated Notes
            5.500% January 15, 2013
                                                                      $4,204,886

FOOD & BEVERAGES --- 1.30%
    500,000 Anheuser-Busch Co Inc                                        500,613
            Debentures
            5.950% January 15, 2033
    322,000 General Mills Inc                                            328,032
            Notes
            6.000% February 15, 2012
    500,000 Kellogg Co                                                   522,823
            Notes
            6.600% April 1, 2011
    500,000 Wm Wrigley Jr Co                                             480,496
            Senior Secured Notes
            4.300% July 15, 2010
                                                                      $1,831,964

FOREIGN BANKS --- 0.35%
    500,000 KfW International Finance Inc                                497,618
            Global Notes
            4.750% January 24, 2007
                                                                        $497,618

FOREIGN GOVERNMENTS --- 0.58%
    300,000 Government of Italy                                          340,403
            Notes
            6.875% September 27, 2023
    500,000 Government of Italy ^^                                       471,396
            Debentures
            4.500% January 21, 2015
                                                                        $811,799

INSURANCE RELATED --- 0.32%
    500,000 Allstate Corp                                                453,872
            Bonds
            5.350% June 1, 2033
                                                                        $453,872

INVESTMENT BANK/BROKERAGE FIRM --- 2.10%
    500,000 Bear Stearns Co Inc                                          498,156
            Notes
            5.700% November 15, 2014
    500,000 Credit Suisse First Boston USA Inc                           522,166
            Notes
            6.500% January 15, 2012
    500,000 Goldman Sachs Capital I                                      495,831
            Company Guaranteed Notes
            6.345% February 15, 2034
    500,000 Lehman Brothers Holdings Inc                                 474,017
            Notes
            4.800% March 13, 2014
    500,000 Merrill Lynch & Co Inc                                       508,923
            Notes
            6.000% February 17, 2009
    500,000 Morgan Stanley                                               466,497
            Subordinated Notes
            4.750% April 1, 2014
                                                                      $2,965,590

LEISURE & ENTERTAINMENT --- 1.12%
    500,000 Time Warner Inc                                              524,238
            Company Guaranteed Bonds
            6.875% May 1, 2012
    500,000 Viacom Inc Class B                                           534,797
            Notes
            7.700% July 30, 2010
    500,000 Walt Disney Co                                               519,754
            Notes
            6.375% March 1, 2012
                                                                      $1,578,789

MACHINERY --- 0.34%
    500,000 Dover Corp                                                   474,213
            Notes
            4.875% October 15, 2015
                                                                        $474,213

OIL & GAS --- 0.76%
    500,000 ConocoPhillips                                               500,656
            Company Guaranteed Bonds
            5.900% October 15, 2032
    500,000 Valero Energy Corp                                           574,855
            Notes
            7.500% April 15, 2032
                                                                      $1,075,511

OTHER ASSET-BACKED --- 0.41%
    573,089 Comed Transitional Funding Trust                             574,472
            Series 1998-1 Class A-6
            5.630% June 25, 2009
                                                                        $574,472

PAPER & FOREST PRODUCTS --- 0.70%
    500,000 International Paper Co                                       468,684
            Notes
            5.300% April 1, 2015
    500,000 Weyerhaeuser Co                                              520,509
            Notes
            6.750% March 15, 2012
                                                                        $989,193

PERSONAL LOANS --- 0.35%
    500,000 American Express Credit Corp                                 492,132
            Notes
            5.000% December 2, 2010
                                                                        $492,132

RAILROADS --- 0.38%
    500,000 Union Pacific Corp                                           534,422
            Debentures
            6.625% February 1, 2029
                                                                        $534,422

REAL ESTATE --- 0.37%
    500,000 EOP Operating LP                                             516,862
            Notes
            7.750% November 15, 2007
                                                                        $516,862

RETAIL --- 0.73%
    500,000 Target Corp                                                  502,511
            Notes
            5.400% October 1, 2008
    500,000 Wal-Mart Stores Inc                                          524,222
            Senior Notes
            6.875% August 10, 2009
                                                                      $1,026,733

TELEPHONE & TELECOMMUNICATIONS --- 1.14%
    500,000 Deutsche Telekom International Finance BV                    598,116
            Company Guaranteed Bonds
            8.250% June 15, 2030
    500,000 Sprint Capital Corp                                          508,867
            Company Guaranteed Bonds
            6.125% November 15, 2008
    500,000 Verizon New Jersey Inc                                       495,682
            Debentures
            5.875% January 17, 2012
                                                                      $1,602,665

U.S. GOVERNMENTS --- 29.44%
  1,500,000 United States of America                                   1,414,337
            4.000% February 15, 2014
    500,000 United States of America                                     498,946
            4.750% November 15, 2008
  1,000,000 United States of America                                     972,578
            4.500% February 15, 2016
    800,000 United States of America                                     771,062
            3.625% July 15, 2009
  1,000,000 United States of America                                     985,430
            4.500% February 28, 2011
    400,000 United States of America                                     496,031
            7.250% August 15, 2022
    500,000 United States of America                                     487,832
            4.000% June 15, 2009
    500,000 United States of America                                     486,367
            3.875% May 15, 2009
    500,000 United States of America ^^                                  475,781
            3.000% February 15, 2009
    500,000 United States of America ^^                                  476,250
            3.125% April 15, 2009
    500,000 United States of America ^^                                  481,817
            3.375% December 15, 2008
  1,200,000 United States of America ^^                                1,152,563
            4.250% November 15, 2013
    500,000 United States of America ^^                                  493,164
            2.625% November 15, 2006
    800,000 United States of America ^^                                  769,438
            4.250% August 15, 2013
    500,000 United States of America ^^                                  482,500
            3.250% August 15, 2008
    500,000 United States of America ^^                                  481,875
            3.875% July 15, 2010
    500,000 United States of America ^^                                  492,852
            4.125% August 15, 2008
    500,000 United States of America ^^                                  486,231
            4.125% August 15, 2010
  1,000,000 United States of America ^^                                  952,617
            4.250% August 15, 2015
    500,000 United States of America ^^                                  480,957
            3.875% September 15, 2010
    500,000 United States of America ^^                                  488,321
            4.250% October 15, 2010
  1,000,000 United States of America ^^                                  990,859
            4.250% October 31, 2007
  1,100,000 United States of America ^^                                1,087,453
            4.375% November 15, 2008
    900,000 United States of America ^^                                1,024,594
            6.125% November 15, 2027
    500,000 United States of America ^^                                  470,117
            2.625% March 15, 2009
  1,600,000 United States of America ^^                                1,569,626
            3.125% May 15, 2007
    500,000 United States of America ^^                                  479,531
            3.500% August 15, 2009
    500,000 United States of America ^^                                  477,891
            4.250% November 15, 2014
  1,000,000 United States of America ^^                                  973,984
            3.375% February 15, 2008
    500,000 United States of America ^^                                  472,481
            4.125% May 15, 2015
    500,000 United States of America ^^                                  493,281
            4.500% November 15, 2010
    300,000 United States of America ^^                                  291,117
            4.500% November 15, 2015
    800,000 United States of America ^^                                  792,344
            4.250% November 30, 2007
    900,000 United States of America ^^                                  859,219
            3.625% June 15, 2010
  1,300,000 United States of America ^^                                1,519,274
            6.250% May 15, 2030
    400,000 United States of America ^^                                  421,062
            5.375% February 15, 2031
    300,000 United States of America ^^                                  281,484
            4.500% February 15, 2036
    500,000 United States of America ^^                                  507,832
            5.625% May 15, 2008
    500,000 United States of America ^^                                  478,047
            2.625% May 15, 2008
    500,000 United States of America ^^                                  483,653
            3.000% February 15, 2008
    500,000 United States of America ^^                                  485,664
            3.000% November 15, 2007
  1,000,000 United States of America ^^                                  974,023
            4.375% August 15, 2012
    600,000 United States of America ^^                                  709,594
            7.250% May 15, 2016
    500,000 United States of America ^^                                  604,180
            7.500% November 15, 2016
    300,000 United States of America ^^                                  408,398
            8.875% February 15, 2019
    500,000 United States of America ^^                                  648,828
            8.125% August 15, 2019
    600,000 United States of America ^^                                  824,110
            8.750% August 15, 2020
    500,000 United States of America ^^                                  645,469
            7.875% February 15, 2021
    500,000 United States of America ^^                                  656,797
            8.000% November 15, 2021
    500,000 United States of America ^^                                  614,922
            7.125% February 15, 2023

    800,000 United States of America ^^                                  907,313
            6.250% August 15, 2023
  1,800,000 United States of America ^^                                1,761,750
            3.250% August 15, 2007
  1,600,000 United States of America ^^                                1,591,374
            4.375% May 15, 2007
    400,000 United States of America ^^                                  400,625
            4.875% February 15, 2012
    800,000 United States of America ^^                                  807,031
            5.000% August 15, 2011
    500,000 United States of America ^^                                  518,223
            5.750% August 15, 2010
    900,000 United States of America ^^                                  952,137
            6.500% February 15, 2010
    500,000 United States of America ^^                                  518,067
            6.000% August 15, 2009
                                                                     $41,529,303

UTILITIES --- 0.72%
    500,000 Duke Energy Corp                                             488,281
            1st Mortgage
            5.300% October 1, 2015
    500,000 ONEOK Inc                                                    529,952
            Senior Notes
            7.125% April 15, 2011
                                                                      $1,018,233

TOTAL BONDS --- 98.61%                                              $139,120,772
(Cost $142,296,669)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS

  1,958,000    Undivided interest of 9.2% in joint repurchase 1,958,000
               agreement(Principal Amount/Value $21,240,000 with a maturity value of $21,248,408) with Merrill Lynch, 4.75%, dated 03/31/06, to be repurchased at $1,958,775 on 04/03/06, collateralized by U.S. Agency Mortgages, 5%-5.5%, 6/1/33-10/1/34, with a value of
               $21,666,200.

TOTAL SHORT-TERM INVESTMENTS --- 1.39%                                $1,958,000
(Cost $1,958,000)

TOTAL MAXIM BOND INDEX PORTFOLIO --- 100%                           $141,078,772
(Cost $144,254,669)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value and percentage of net assets of these restricted securities held at March 31, 2006 were $1,471,478,
$1,438,536, and 1.02% respectively.
** Security is an agency note with maturity date and interest rated indicated. ^^ A portion or all of the security is on loan at March 31, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At March 31, 2006, the U.S. Federal income tax cost basis was $144,139,844. The Maxim Bond Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $415,651 and gross depreciation of securities in which there was an excess of tax cost over value of $3,476,725, resulting in net depreciation of $3,061,074.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 0.51%
     50,000 Alliant Techsystems Inc                                       50,625
            Senior Subordinated Notes
            6.750% April 1, 2016
     50,000 DRS Technologies Inc ^^                                       49,750
            Company Guaranteed Notes
            6.625% February 1, 2016
     50,000 L-3 Communications Corp                                       48,625
            Senior Subordinated Notes
            6.125% January 15, 2014
    438,000 Raytheon Co                                                  444,856
            Notes
            6.750% August 15, 2007
                                                                        $593,856

AGENCY --- 33.94%
  3,315,851 Fannie Mae                                                 3,176,959
            4.500% June 1, 2018
  3,516,466 Fannie Mae                                                 3,353,682
            5.000% December 1, 2034
    956,481 Fannie Mae                                                   980,586
            6.500% January 1, 2031
  3,294,315 Fannie Mae                                                 3,218,232
            5.000% February 1, 2018
    671,873 Fannie Mae                                                   672,504
            6.000% August 1, 2032
  1,506,722 Fannie Mae                                                 1,470,261
            5.000% May 1, 2019
  1,893,993 Fannie Mae                                                 1,852,456
            5.500% July 1, 2033
  1,200,000 Fannie Mae                                                 1,171,500
            5.500% March 1, 2036
  2,000,000 Federal Farm Credit Bank ** ^^                             1,973,186
            2.375% October 2, 2006
    499,951 Freddie Mac                                                  461,182
            4.500% November 1, 2035
  3,424,548 Freddie Mac                                                3,344,636
            5.500% August 1, 2035
    450,267 Freddie Mac                                                  450,561
            6.000% April 1, 2035
  1,195,825 Freddie Mac                                                1,141,717
            4.500% June 1, 2020

    750,000 Freddie Mac                                                  699,601
            4.000% December 1, 2020
  1,123,164 Freddie Mac                                                1,123,898
            6.000% June 1, 2035
  3,487,731 Freddie Mac                                                3,319,283
            5.000% December 1, 2035
    249,975 Freddie Mac                                                  254,833
            6.500% February 1, 2036
    500,000 Freddie Mac                                                  500,313
            6.000% March 1, 2036
  3,501,505 Freddie Mac                                                3,337,733
            5.000% March 1, 2034
    382,541 Freddie Mac                                                  382,983
            6.000% November 1, 2033
  1,257,936 Freddie Mac                                                1,230,635
            5.500% October 1, 2033
  3,141,819 Freddie Mac                                                3,123,547
            5.500% February 1, 2018
  3,000,000 Freddie Mac ** ^^                                          2,911,170
            3.500% April 1, 2008
                                                                     $40,151,458

AGRICULTURE --- 0.04%
     50,000 Eurofresh Inc #                                               50,250
            Senior Notes
            11.500% January 15, 2013
                                                                         $50,250

AUTO PARTS & EQUIPMENT --- 0.03%
     50,000 Cooper-Standard Automotive Inc                                39,000
            Company Guaranteed Notes
            8.375% December 15, 2014
                                                                         $39,000

AUTOMOBILES --- 0.92%
    500,000 DaimlerChrysler NA Holding Corp                              508,534
            Global Notes
            6.500% November 15, 2013
    500,000 DaimlerChrysler NA Holding Corp ++                           501,220
            Notes
            5.020% August 8, 2006
     50,000 Ford Motor Co                                                 37,125
            Notes
            7.450% July 16, 2031
     50,000 General Motors Corp ^^                                        36,625
            Debentures
            8.375% July 15, 2033
                                                                      $1,083,504

BANKS --- 2.03%
    200,000 BB&T Corp                                                    193,491
            Subordinated Notes
            5.200% December 23, 2015
    500,000 Marshall & Ilsley Bank                                       482,407
            Notes
            4.400% March 15, 2010

  1,000,000 PNC Funding Corp                                           1,067,628
            Unsecured Subordinated Notes
            7.500% November 1, 2009
    700,000 Wachovia Bank NA                                             658,167
            Subordinated Notes
            4.800% November 1, 2014
                                                                      $2,401,693

BROADCAST/MEDIA --- 0.25%
     50,000 DirecTV                                                       49,375
            Senior Notes
            6.375% June 15, 2015
     50,000 Kabel Deutschland GmbH #                                      53,375
            Company Guaranteed Notes
            10.625% July 1, 2014
     50,000 Rainbow National Services LLC #                               56,000
            Senior Subordinated Debentures
            10.375% September 1, 2014
     50,000 Unity Media GmbH # ^^                                         49,750
            Senior Notes
            10.375% February 15, 2015
     50,000 Videotron Ltee                                                48,938
            Notes
            6.375% December 15, 2015
     50,000 Zeus Special Subsidiary Ltd # +                               34,625
            Step Bond 0% - 9.250%
            9.520% February 1, 2015
                                                                        $292,063

BUILDING MATERIALS --- 0.17%
     50,000 Goodman Global Holding Co Inc                                 49,375
            Senior Subordinated Notes
            7.875% December 15, 2012
     50,000 Nortek Inc                                                    50,875
            Senior Subordinated Notes
            8.500% September 1, 2014
     50,000 Panolam Industries International Inc #                        48,500
            Senior Subordinated Notes
            10.750% October 1, 2013
     50,000 Texas Industries Inc                                          51,500
            Senior Notes
            7.250% July 15, 2013
                                                                        $200,250

CANADIAN - PROVINCIAL --- 2.61%
  2,000,000 Hydro-Quebec                                               2,084,968
            Notes
            6.300% May 11, 2011
  1,000,000 Province of Quebec                                         1,000,004
            Notes
            5.500% April 11, 2006
                                                                      $3,084,972

CHEMICALS --- 0.15%
     28,000 Lyondell Chemical Co                                          29,120
            Company Guaranteed Notes
            9.500% December 15, 2008
     50,000 Nalco Co ^^                                                   52,000
            Senior Subordinated Notes
            8.875% November 15, 2013
     50,000 PQ Corp #                                                     48,000
            Company Guaranteed Notes
            7.500% February 15, 2013
     50,000 Union Carbide Chemicals & Plastics Co Inc                     53,985
            Debentures
            7.875% April 1, 2023
                                                                        $183,105

COLLATERALIZED BOND OBLIGATION --- 1.18%
  1,437,113 Wells Fargo Mortgage Backed Securities Trust               1,392,653
            Series 2003-18 Class A1
            5.500% December 25, 2033
                                                                      $1,392,653

COMMERCIAL MORTGAGED BACKED --- 1.77%
    450,000 CS First Boston Mortgage Securities Corp                     446,054
            Series 2005-C6 Class A2FX
            5.207% December 15, 2040
    713,612 Morgan Stanley Capital I                                     684,567
            Series 2004-T13 Class A1
            2.850% September 13, 2045
  1,000,000 Washington Mutual ++                                         960,540
            Series 2003-AR5 Class A6
            5.970% June 25, 2033
                                                                      $2,091,161

COMMUNICATIONS - EQUIPMENT --- 0.23%
    275,000 Cisco Systems Inc                                            272,653
            Notes
            5.250% February 22, 2011
                                                                        $272,653

COMPUTER HARDWARE & SYSTEMS --- 0.89%
  1,000,000 International Business Machines Corp                       1,015,624
            Notes
            6.450% August 1, 2007
     32,000 SMART Modular Technologies Inc ++                             34,240
            Senior Notes
            7.700% April 1, 2012
                                                                      $1,049,864

COMPUTER SOFTWARE & SERVICES --- 0.55%
    500,000 Oracle Corp #                                                488,348
            Notes
            5.000% January 15, 2011
     50,000 SERENA Software Inc # ^^                                      52,500
            Senior Subordinated Notes
            10.375% March 15, 2016
     50,000 SS&C Technologies Inc #                                       53,500
            Senior Subordinated Notes
            11.750% December 1, 2013
     50,000 SunGard Data Systems Inc #                                    52,875
            Senior Unsecured Notes
            9.125% August 15, 2013
                                                                        $647,223

CONTAINERS --- 0.17%
     50,000 Ball Corp                                                     49,750
            Company Guaranteed Notes
            6.625% March 15, 2018
     50,000 Crown Americas Inc #                                          51,875
            Senior Notes
            7.750% November 15, 2015
     50,000 Graphic Packaging International Corp ^^                       46,750
            Senior Subordinated Notes
            9.500% August 15, 2013
     50,000 Plastipak Holdings Inc #                                      51,000
            Senior Notes
            8.500% December 15, 2015
                                                                        $199,375

DISTRIBUTORS --- 0.08%
     50,000 Nebraska Book Co                                              46,000
            Senior Subordinated Notes
            8.625% March 15, 2012
     50,000 SGS International Inc #                                       51,375
            Senior Subordinated Notes
            12.000% December 15, 2013
                                                                         $97,375

ELECTRIC COMPANIES --- 1.01%
    500,000 Dominion Resources Inc ++                                    499,986
            Senior Notes
            5.040% May 15, 2006
     50,000 Edison Mission Energy                                         51,250
            Senior Notes
            7.730% June 15, 2009
     50,000 Inergy LP/Inergy Finance Corp                                 47,500
            Senior Notes
            6.875% December 15, 2014
     50,000 NorthWestern Corp                                             49,248
            Secured Bonds
            5.875% November 1, 2014
     50,000 PSE&G Energy Holdings LLC                                     55,375
            Senior Notes
            10.000% October 1, 2009
    170,000 Scottish Power PLC                                           165,976
            Notes
            4.910% March 15, 2010
     50,000 Verasun Energy Corp #                                         53,000
            Secured Notes
            9.875% December 15, 2012
    300,000 Westar Energy Inc                                            275,204
            1st Mortgage
            5.875% July 15, 2036
                                                                      $1,197,539

ELECTRONICS - SEMICONDUCTOR --- 0.04%
     50,000 Freescale Semiconductor Inc                                   51,875
            Senior Notes
            7.125% July 15, 2014
                                                                         $51,875

FINANCIAL SERVICES --- 5.61%
     50,000 ALH Finance LLC ^^                                            49,000
            Senior Subordinated Notes
            8.500% January 15, 2013
     50,000 American Real Estate Partners LP                              51,375
            Senior Notes
            8.125% June 1, 2012
     50,000 BCP Crystal US Holdings                                       55,375
            Senior Subordinated Notes
            9.625% June 15, 2014
  1,000,000 Boeing Capital Corp                                        1,052,430
            Notes
            6.500% February 15, 2012
    500,000 CIT Group Inc ++                                             500,195
            Senior Notes
            4.970% June 19, 2006
    550,000 Citigroup Inc                                                533,474
            Notes
            3.500% February 1, 2008
    750,000 Ford Motor Credit Co                                         689,973
            Bonds
            7.375% February 1, 2011
     50,000 Ford Motor Credit Co                                          45,562
            Senior Notes
            7.250% October 25, 2011
    600,000 General Electric Capital Corp                                567,707
            Notes
            3.750% December 15, 2009
     50,000 General Motors Acceptance Corp                                47,255
            Bonds
            8.000% November 1, 2031
     50,000 General Motors Acceptance Corp                                46,604
            Notes
            6.875% September 15, 2011
    750,000 General Motors Acceptance Corp                               746,540
            Notes
            6.125% September 15, 2006
     50,000 Hexion US Financial Corp/Hexion Nova Scotia Finance ULC       51,500
            Secured Notes
            9.000% July 15, 2014
  1,000,000 Household Finance Corp                                     1,004,187
            Notes
            5.750% January 30, 2007
    200,000 International Lease Finance Corp                             194,440
            Unsecured Notes
            4.875% September 1, 2010
  1,000,000 USA Education Inc                                          1,002,883
            Notes
            5.625% April 10, 2007
                                                                      $6,638,500

FOOD & BEVERAGES --- 0.38%
     50,000 B&G Foods Inc                                                 51,875
            Senior Notes
            8.000% October 1, 2011
    200,000 Bottling Group LLC                                           197,431
            Senior Unsecured Notes
            5.500% April 1, 2016
     50,000 Cott Beverage Inc                                             51,125
            Company Guaranteed Bonds
            8.000% December 15, 2011
     50,000 Del Monte Corp                                                48,750
            Senior Notes
            6.750% February 15, 2015
     50,000 Doane Pet Care Co                                             53,000
            Senior Subordinated Notes
            10.625% November 15, 2015
     50,000 Michael Foods Inc                                             50,938
            Senior Subordinated Notes
            8.000% November 15, 2013
                                                                        $453,119

FOREIGN GOVERNMENTS --- 0.38%
    400,000 Government of Mexico                                         446,000
            Notes
            7.500% April 8, 2033
                                                                        $446,000

GOLD, METALS & MINING --- 1.53%
  1,000,000 BHP Finance USA Ltd                                          957,128
            Notes
            4.800% April 15, 2013
    500,000 Inco Ltd                                                     479,776
            Bonds
            5.700% October 15, 2015
    400,000 Newmont Mining Corp                                          373,956
            Notes
            5.875% April 1, 2035
                                                                      $1,810,860

HEALTH CARE RELATED --- 1.29%
     50,000 AmeriPath Inc                                                 52,750
            Company Guaranteed Notes
            10.500% April 1, 2013
     50,000 CRC Health Corp #                                             51,500
            Senior Subordinated Notes
            10.750% February 1, 2016
     75,000 HCA Inc                                                       72,996
            Senior Unsecured Notes
            6.375% January 15, 2015
     50,000 Omnicare Inc                                                  49,875
            Senior Subordinated Notes
            6.875% December 15, 2015
     50,000 Psychiatric Solutions Inc                                     50,875
            Company Guaranteed Notes
            7.750% July 15, 2015
    550,000 Quest Diagnostics Inc                                        535,984
            Company Guaranteed Notes
            5.450% November 1, 2015
    740,000 UnitedHealth Group Inc                                       714,446
            Senior Unsecured Notes
            3.300% January 30, 2008
                                                                      $1,528,426

HOTELS/MOTELS --- 0.09%
     50,000 Gaylord Entertainment Co                                      48,750
            Company Guaranteed Notes
            6.750% November 15, 2014
     50,000 Starwood Hotels & Resorts Worldwide Inc                       54,375
            Company Guaranteed Notes
            7.875% May 1, 2012
                                                                        $103,125

INDEPENDENT POWER PRODUCTS --- 0.09%
     50,000 Mirant North America LLC #                                    51,000
            Senior Notes
            7.375% December 31, 2013
     50,000 NRG Energy Inc                                                51,063
            Senior Notes
            7.375% February 1, 2016
                                                                        $102,063

INSURANCE RELATED --- 1.25%
  1,000,000 AXA                                                        1,278,192
            Unsecured Notes
            8.600% December 15, 2030
    150,000 St Paul Travelers Co Inc                                     146,729
            Senior Unsecured Notes
            5.500% December 1, 2015
     50,000 Vanguard Health Holdings Co II                                51,125
            Senior Subordinated Notes
            9.000% October 1, 2014
                                                                      $1,476,046

INVESTMENT BANK/BROKERAGE FIRM --- 1.35%
    550,000 Goldman Sachs Group Inc                                      582,971
            Notes
            7.350% October 1, 2009
    500,000 Goldman Sachs Group Inc ++                                   499,959
            Notes
            4.890% April 20, 2006
    550,000 Morgan Stanley                                               513,146
            Subordinated Notes
            4.750% April 1, 2014
                                                                      $1,596,076

LEISURE & ENTERTAINMENT --- 0.47%
     50,000 Dave & Busters Inc # ^^                                       50,625
            Senior Notes
            11.250% March 15, 2014
     50,000 HRP Myrtle Beach Operations LLC # ++                          50,313
            Notes
            8.830% April 1, 2012
     50,000 Kerzner International Ltd ^^                                  52,625
            Senior Subordinated Notes
            6.750% October 1, 2015
     50,000 Mandalay Resort Group                                         54,250
            Senior Subordinated Notes
            9.375% February 15, 2010
     50,000 Penn National Gaming Inc                                      50,000
            Senior Subordinated Notes
            6.750% March 1, 2015
     50,000 Royal Caribbean Cruises Ltd                                   50,925
            Senior Notes
            7.000% October 15, 2007
     50,000 San Pasqual Casino #                                          50,500
            Notes
            8.000% September 15, 2013
     50,000 Station Casinos Inc                                           49,313
            Senior Notes
            6.000% April 1, 2012
     50,000 Steinway Musical Instruments Inc #                            50,000
            Senior Notes
            7.000% March 1, 2014
     50,000 True Temper Sports Inc                                        45,750
            Company Guaranteed Notes
            8.375% September 15, 2011
     50,000 Tunica Biloxi Gaming Authority #                              52,000
            Senior Unsecured Notes
            9.000% November 15, 2015
                                                                        $556,301

MACHINERY --- 0.04%
     50,000 Nell AF SARL # ^^                                             49,625
            Senior Notes
            8.375% August 15, 2015
                                                                         $49,625

MANUFACTURING --- 0.04%
     50,000 Covalence Specialty Materials Corp #                          52,500
            Senior Subordinated Notes
            10.250% March 1, 2016
                                                                         $52,500

MEDICAL PRODUCTS --- 0.17%
     50,000 Accellent Inc                                                 53,375
            Company Guaranteed Notes
            10.500% December 1, 2013
     50,000 Fisher Scientific International Inc                           48,813
            Senior Subordinated Notes
            6.125% July 1, 2015
     50,000 Norcross Safety Products LLC                                  51,875
            Senior Subordinated Notes
            9.875% August 15, 2011
     50,000 VWR International Inc                                         49,875
            Senior Subordinated Notes
            8.000% April 15, 2014
                                                                        $203,938

MISCELLANEOUS --- 0.21%
     50,000 American Achievement Corp                                     51,000
            Senior Subordinated Notes
            8.250% April 1, 2012
     50,000 Jarden Corp                                                   51,625
            Company Guaranteed Notes
            9.750% May 1, 2012
     50,000 Playtex Products Inc                                          52,250
            Company Guaranteed Notes
            9.375% June 1, 2011
     50,000 Spectrum Brands Inc                                           43,500
            Company Guaranteed Notes
            7.375% February 1, 2015
     50,000 Stena AB                                                      54,500
            Senior Notes
            9.625% December 1, 2012
                                                                        $252,875

OIL & GAS --- 0.97%
    400,000 Canadian Natural Resources Ltd                               379,622
            Bonds
            5.850% February 1, 2035
     50,000 Chesapeake Energy Corp #                                      50,375
            Senior Notes
            6.875% November 15, 2020
    300,000 Consolidated Natural Gas Co                                  281,260
            Senior Notes
            5.000% December 1, 2014
     50,000 Grant Prideco Inc                                             48,750
            Senior Unsecured Notes
            6.125% August 15, 2015
     50,000 Pacific Energy Partners LP/Pacific Energy Finance Corp        48,750
            Senior Notes
            6.250% September 15, 2015
     50,000 Pogo Producing Co                                             49,375
            Senior Subordinated Notes
            6.875% October 1, 2017
     50,000 Range Resources Corp                                          51,750
            Senior Subordinated Notes
            7.375% July 15, 2013
     50,000 SemGroup LP #                                                 51,000
            Senior Notes
            8.750% November 15, 2015
     50,000 Swift Energy Co                                               53,375
            Senior Subordinated Notes
            9.375% May 1, 2012
     75,000 Tennessee Gas Pipeline Co                                     85,581
            Bonds
            8.375% June 15, 2032
     50,000 Williams Cos Inc                                              53,250
            Senior Notes
            7.625% July 15, 2019
                                                                      $1,153,088

OTHER ASSET-BACKED --- 0.08%
    100,508 First Franklin Mortgage                                      100,567
            Asset Backed Certificates ++
            Series 2003-FF5 Class A3
            3.640% March 25, 2034
                                                                        $100,567

PAPER & FOREST PRODUCTS --- 0.09%
     50,000 Abitibi-Consolidated Inc ^^                                   48,750
            Senior Notes
            8.375% April 1, 2015
     50,000 NewPage Corp                                                  52,000
            Senior Subordinated Notes
            12.000% May 1, 2013
                                                                        $100,750

PERSONAL LOANS --- 0.56%
    170,000 HSBC Finance Corp                                            165,462
            Unsecured Bonds
            4.750% April 15, 2010
    500,000 SLM Corp ++                                                  500,585
            Notes
            4.850% September 15, 2006
                                                                        $666,047

PHARMACEUTICALS --- 0.54%
     50,000 Angiotech Pharmaceuticals Inc #                               50,500
            Senior Subordinated Notes
            7.750% April 1, 2014
    600,000 Wyeth                                                        592,027
            Notes
            5.500% February 1, 2014
                                                                        $642,527

POLLUTION CONTROL --- 0.66%
    750,000 Republic Services Inc                                        786,092
            Senior Unsecured Notes
            6.750% August 15, 2011
                                                                        $786,092

PRINTING & PUBLISHING --- 1.22%
     50,000 CBD Media Inc                                                 50,688
            Company Guaranteed Notes
            8.625% June 1, 2011
     50,000 Dex Media Inc +                                               42,250
            Step Bond 0% - 9.000%
            7.740% November 15, 2013
    750,000 News America Holdings Inc                                    884,450
            Senior Debentures
            9.250% February 1, 2013
    500,000 Reed Elsevier Capital Inc                                    467,595
            Notes
            4.625% June 15, 2012
                                                                      $1,444,983

RAILROADS --- 0.80%
  1,000,000 Union Pacific Corp                                           946,936
            Senior Notes
            4.875% January 15, 2015
                                                                        $946,936

REAL ESTATE --- 1.59%
  1,000,000 Duke Realty LP REIT ++                                     1,001,093
            Notes
            4.710% December 22, 2006
    750,000 EOP Operating LP                                             775,292
            Unsecured Notes
            7.750% November 15, 2007
     50,000 Host Marriott LP REIT                                         49,188
            Company Guaranteed Notes
            6.375% March 15, 2015
     50,000 Ventas Realty LP REIT                                         50,500
            Senior Notes
            6.750% June 1, 2010
                                                                      $1,876,073

RESTAURANTS --- 0.08%
     50,000 EPL Finance Corp #                                            51,250
            Senior Unsecured Notes
            11.750% November 15, 2013
     50,000 Landry's Restaurants Inc                                      48,250
            Company Guaranteed Notes
            7.500% December 15, 2014
                                                                         $99,500

RETAIL --- 0.90%
     50,000 Couche-Tard US LP/Couche-Tard Finance Corp                    51,250
            Senior Subordinated Notes
            7.500% December 15, 2013
    235,000 Home Depot Inc                                               232,170
            Senior Notes
            5.400% March 1, 2016
    750,000 Kroger Co                                                    784,592
            Senior Unsecured Notes
            7.250% June 1, 2009
                                                                      $1,068,012

SPECIALIZED SERVICES --- 0.36%
     50,000 ASG Consolidated LLC +                                        41,000
            Step Bond 0% - 11.500%
            9.350% November 1, 2011
     29,000 Global Cash Finance Corp                                      31,139
            Senior Subordinated Notes
            8.750% March 15, 2012
     50,000 Hertz Corp # ^^                                               54,250
            Senior Subordinated Notes
            10.500% January 1, 2016
     50,000 Insurance Auto Auctions Inc                                   52,625
            Company Guaranteed Notes
            11.000% April 1, 2013
     50,000 Knowledge Learning Corp Inc #                                 47,625
            Company Guaranteed Notes
            7.750% February 1, 2015
     50,000 Lamar Media Corp                                              49,750
            Senior Subordinated Notes
            6.625% August 15, 2015

     50,000 R H Donnelley Corp # ^^                                       46,750
            Senior Discount Notes
            6.875% January 15, 2013
     50,000 Visant Corp                                                   49,375
            Company Guaranteed Notes
            7.625% October 1, 2012
     50,000 WDAC Subsidiary Corp #                                        49,375
            Senior Notes
            8.375% December 1, 2014
                                                                        $421,889

TELEPHONE & TELECOMMUNICATIONS --- 1.40%
    540,000 AT&T Inc                                                     512,535
            Notes
            5.100% September 15, 2014
     50,000 Centennial Communications Corp                                51,938
            Senior Notes
            10.000% January 1, 2013
     50,000 Intelsat Subsidiary Holding Co Ltd                            51,625
            Company Guaranteed Notes
            8.625% January 15, 2015
     50,000 Qwest Corp                                                    55,875
            Notes
            8.875% March 15, 2012
    100,000 Rogers Wireless Communications Inc                            99,750
            Secured Notes
            6.375% March 1, 2014
    320,000 Sprint Capital Corp                                          400,082
            Company Guaranteed Bonds
            8.750% March 15, 2032
    280,000 Telecom Italia Capital                                       269,612
            Notes
            4.875% October 1, 2010
    200,000 Verizon Global Funding Corp                                  212,365
            Senior Unsecured Notes
            7.250% December 1, 2010
                                                                      $1,653,782

U.S. GOVERNMENTS --- 28.70%
  2,035,000 United States of America                                   1,994,428
            1.625% January 15, 2015
  4,000,000 United States of America ^^                                3,914,064
            3.750% May 15, 2008
  3,000,000 United States of America ^^                                2,857,851
            4.250% August 15, 2015
  1,500,000 United States of America ^^                                1,471,347
            4.375% December 15, 2010
  2,650,000 United States of America ^^                                3,134,038
            7.250% May 15, 2016
  1,650,000 United States of America ^^                                1,604,754
            4.500% February 15, 2016
  1,670,000 United States of America ^^                                1,951,682
            6.250% May 15, 2030
  1,000,000 United States of America ^^                                1,008,789
            5.000% August 15, 2011
    400,000 United States of America ^^                                  377,156
            4.000% February 15, 2014
  2,000,000 United States of America ^^                                1,982,500
            4.750% May 15, 2014
  3,000,000 United States of America ^^                                2,909,181
            4.000% April 15, 2010
  1,000,000 United States of America ^^                                  938,281
            4.500% February 15, 2036
  5,250,000 United States of America ^^                                4,950,178
            3.875% February 15, 2013
  5,000,000 United States of America ^^                                4,863,161
            3.875% May 15, 2009
                                                                     $33,957,410

UTILITIES --- 0.13%
     50,000 CMS Energy Corp ^^                                            51,438
            Senior Notes
            7.500% January 15, 2009
     50,000 El Paso Energy Corp                                           49,875
            Senior Notes
            6.750% May 15, 2009
     50,000 Sierra Pacific Resources #                                    50,188
            Notes
            6.750% August 15, 2017
                                                                        $151,501

TOTAL BONDS --- 97.55%                                              $115,418,480
(Cost $118,777,261)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  2,900,000 Fannie Mae                                                 2,899,251
               4.720%, April 3, 2006

TOTAL SHORT-TERM INVESTMENTS --- 2.45%                                $2,899,251
(Cost $2,899,251)

TOTAL MAXIM FEDERATED BOND PORTFOLIO --- 100%                       $118,317,731
(Cost $121,676,512)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value, and percentage of net assets of these restricted securities held at March 31, 2006 were $2,086,519, $2,104,349 and 1.76%, respectively.
** Security is an agency note with maturity date and interest rate indicated.
+ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date.
   Rate disclosed represents effective yield as of March 31, 2006.
++ Represents the current interest rate for variable rate security.
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at March 31, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At March 31, 2006, the U.S. Federal income tax cost basis was $121,875,227. The Maxim Federated Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $159,467 and gross depreciation of securities in which there was an excess of tax cost over value of $3,716,465, resulting in net depreciation of $3,556,998.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

CANADIAN - FEDERAL --- 4.95%
    700,000 Government of Canada                                         610,942
        CAD Bonds
            7.000% December 1, 2006
  1,995,000 Government of Canada                                       1,720,259
        CAD Bonds
            5.750% September 1, 2006
 10,945,000 Government of Canada ~                                     9,128,534
        CAD Zero Coupon
            3.700% November 30, 2006
                                                                     $11,459,735

CANADIAN - PROVINCIAL --- 8.69%
  5,775,000 Province of British Columbia                               4,980,094
        CAD Unsubordinated Debentures
            5.250% December 1, 2006
  4,850,000 Province of Manitoba                                       4,181,461
        CAD Debentures
            5.100% December 1, 2006
 12,800,000 Province of Ontario                                       10,935,432
        CAD Notes
            3.500% September 8, 2006
                                                                     $20,096,987

FOREIGN BANKS --- 7.87%
  5,680,000 KfW Bankengruppe                                           3,518,612
        NZD Foreign Government Guaranteed Bonds
            6.375% February 17, 2015
  5,000,000 KfW International Finance Inc                              4,933,625
            Foreign Government Guaranteed Notes
            2.375% September 25, 2006
  9,700,000 Korea Development Bank ++                                  9,764,942
            Bonds
            4.800% October 20, 2009
                                                                     $18,217,179

FOREIGN GOVERNMENTS --- 65.49%
    220,000 Deutsche Bundesrepublik                                      267,067
        EUR Bonds
            3.750% July 4, 2013
 10,447,500 Government of Argentina ++                                 9,760,950
            Bonds
            4.889% August 3, 2012
  6,875,000 Government of Australia                                    5,006,336
        AUD Bonds
            6.000% May 1, 2012
  9,230,000 Government of Australia                                    6,831,042
        AUD Notes
            6.000% October 14, 2015
435,000,000 Government of Austria                                      6,007,287
        ISK Senior Unsubordinated Notes
            9.000% September 15, 2006
  1,400,000 Government of Austria                                      2,233,343
        EUR Bonds
            6.250% July 15, 2027
  3,595,000 Government of Austria                                      4,682,902
        EUR Senior Unsecured Unsubordinated Notes
            4.650% January 15, 2018
    540,000 Government of Austria #                                      702,127
        EUR Senior Unsecured Unsubordinated Notes
            5.000% July 15, 2012
    490,000 Government of Austria #                                      613,510
        EUR Notes
            5.500% October 20, 2007
    280,000 Government of Belgium                                        364,765
        EUR Bonds
            5.000% September 28, 2012
  2,090,000 Government of Belgium                                      2,621,043
        EUR Bonds
            4.250% September 28, 2014
    520,010 Government of Brazil ++                                      519,750
            Bonds
            5.230% April 15, 2012
  1,800,000 Government of Finland                                      2,267,038
        EUR Senior Unsubordinated Bonds
            4.250% July 4, 2015
  1,980,000 Government of Finland                                      2,507,203
        EUR Bonds
            5.000% April 25, 2009
  1,680,000 Government of Finland                                      2,250,190
        EUR Bonds
            5.375% July 4, 2013
    390,000 Government of France                                         481,462
        EUR Bonds
            4.000% April 25, 2013
    170,000 Government of France                                         213,657
        EUR Bonds
            4.250% April 25, 2019
    400,000 Government of Greece                                         503,953
        EUR Bonds
            4.500% May 20, 2014
    820,000 Government of Greece                                       1,040,492
        EUR Bonds
            4.600% May 20, 2013
    250,000 Government of Greece                                         375,641
        EUR Bonds
            6.500% October 22, 2019
3,700,000,000 Government of Indonesia                                    428,551
        IDR Bonds
            14.000% June 15, 2009
4,450,000,000 Government of Indonesia                                    506,849
        IDR Bonds
            13.150% March 15, 2010
1,057,000,000 Government of Indonesia                                    107,014
        IDR Bonds
            10.000% October 15, 2011
52,150,000,000 Government of Indonesia                                 6,312,846
        IDR Bonds
            14.250% June 15, 2013
59,450,000,000 Government of Indonesia                                 5,986,199
        IDR Bonds
            10.750% May 15, 2016
34,700,000,000 Government of Indonesia                                 3,474,954
        IDR Bonds
            11.000% November 15, 2020
5,375,000,000 Government of Indonesia                                    652,723
        IDR Bonds
            14.275% December 15, 2013
35,000,000,000 Government of Indonesia                                 3,293,156
        IDR Bonds
            9.500% June 15, 2015
845,000,000 Government of Indonesia                                       87,829
        IDR Bonds
            11.000% October 15, 2014
    290,000 Government of Ireland                                        379,909
        EUR Bonds
            5.000% April 18, 2013
  1,760,000 Government of Ireland                                      2,276,278
        EUR Bonds
            4.600% April 18, 2016
  5,000,000 Government of Italy                                        4,980,035
            Notes
            4.375% October 25, 2006
 20,660,000 Government of Malaysia                                     5,943,608
        MYR Bonds
            6.450% July 1, 2008
     90,000 Government of Netherlands                                    112,945
        EUR Bonds
            4.250% July 15, 2013
     80,000 Government of Netherlands                                    104,457
        EUR Bonds
            5.500% July 15, 2010
    830,000 Government of New Zealand                                    521,104
        NZD Bonds
            6.000% April 15, 2015
  1,860,000 Government of New Zealand                                  1,196,487
        NZD Bonds
            6.500% April 15, 2013
 53,650,000 Government of Norway                                       8,423,924
        NOK Bonds
            6.750% January 15, 2007
 17,325,000 Government of Norway ~                                     2,592,059
        NOK Zero Coupon
            2.640% December 20, 2006
  3,720,000 Government of Norway ~                                       551,802
        NOK Zero Coupon
            2.890% March 21, 2007
 26,380,000 Government of Peru                                         8,099,206
        PEN Bonds
            8.600% August 12, 2017
  2,000,000 Government of Peru                                           571,886
        PEN Bonds
            7.840% August 12, 2020
  3,930,000 Government of Philippines                                  4,435,988
            Bonds
            8.875% March 17, 2015
  3,500,000 Government of Poland                                       1,163,294
        PLN Bonds
            5.750% September 23, 2022
  4,550,000 Government of Poland                                       1,471,638
        PLN Bonds
            8.500% May 12, 2007
    376,000 Government of Singapore                                      230,101
        SGD Bonds
            1.750% February 1, 2007
 19,520,000 Government of Singapore                                   12,183,169
        SGD Bonds
            4.000% March 1, 2007
    630,000 Government of Spain                                          766,597
        EUR Bonds
            8.800% April 30, 2006
 88,790,000 Government of Sweden                                      12,206,362
        SEK Bonds
            8.000% August 15, 2007
  3,285,000 Government of Sweden ~                                       415,091
        SEK Zero Coupon
            2.240% December 20, 2006
 10,630,000 Government of Sweden ~                                     1,351,389
        SEK Zero Coupon
            2.060% September 20, 2006
190,000,000 Government of Thailand ~                                   4,821,455
        THB Zero Coupon
            2.730% July 6, 2006
260,000,000 Government of Thailand ~                                   6,610,875
        THB Zero Coupon
            2.730% June 22, 2006
                                                                    $151,509,538

SUPRANATIONALS --- 2.98%
  5,000,000 European Investment Bank                                   4,998,515
            Notes
            4.875% September 6, 2006
  1,300,000 Inter-American Development Bank                              787,207
        NZD Senior Unsecured Notes
            6.000% December 15, 2017
 80,000,000 Inter-American Development Bank                            1,101,941
        ISK Notes
            9.000% January 4, 2007
                                                                      $6,887,663

U.S. MUNICIPAL --- 3.57%
  8,300,000 Texas State Public Finance Authority                       8,261,073
            Revenue Bonds
            2.625% June 15, 2006
                                                                      $8,261,073

TOTAL BONDS --- 93.55%                                              $216,432,175
(Cost $217,935,221)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

 12,670,000 Federal Home Loan Bank                                    12,666,762
               4.670%, April 3, 2006
  2,255,000 Pennsylvania Convention Center Authority                   2,249,611
               5.153%, September 1, 2006

TOTAL SHORT-TERM INVESTMENTS --- 6.45%                               $14,916,373
(Cost $14,916,373)

TOTAL MAXIM GLOBAL BOND PORTFOLIO --- 100%                         $231,348,548
(Cost $232,851,594)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value and percentage of net assets of these restricted securities held at March 31, 2006 were $1,377,763, $1,315,637, and 0.54%, respectively.

~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

++ Represents the current interest rate for variable rate security.

Currency Abbreviations AUD - Australian Dollars CAD - Canadian Dollars EUR - Euro Dollars IDR - Indonesian Rupiah ISK - Icelandic Krona MYR - Malaysian Ringgit NOK - Norwegian Krone NZD - New Zealand Dollars PEN - Peruvian New Sol PLN - Polish Zloty SEK - Swedish Krona SGD - Singapore Dollars THB - Thai Baht

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2006, the U.S. Federal income tax cost basis was $232,641,896. The Maxim Global Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,945,481 and gross depreciation of securities in which there was an excess of tax cost over value of $5,239,062, resulting in net depreciation of $1,293,581.

As of March 31, 2006, the Maxim Global Bond Portfolio held the following forward foreign currency contracts:

                                                                                          Net
                                               Delivery                               Unrealized
                                                 Value            Settlement         Appreciation
                                               (Foreign             Date            (Depreciation)
                                               Currency)
                                           -----------------    ---------------     ---------------
Short Contracts:
      Canadian Dollar (New Zealand
      Dollar)                                       710,000      October 2006    $        1,605
      Indian Rupee (New Zealand Dollar)          48,500,000       June 2006               2,969
      Indian Rupee (New Zealand Dollar)          66,800,000      October 2006           (31,314)
      Norwegian Krone (U.S. Dollar)              28,249,000        May 2006            (150,445)
      Polish Zloty (U.S. Dollar)                 63,800,000        May 2006             334,150
      Romanian New Leu (Euro Dollar)              9,072,960       July 2006              15,015
      Romanian New Leu (Euro Dollar)              7,035,000     September 2006          (54,900)
      Romanian New Leu (U.S. Dollar)              8,322,048       April 2006             29,915
      Slovak Koruna (U.S. Dollar)               384,000,000        May 2006             208,612
      South Korean Won (U.S. Dollar)         34,800,000,000        May 2006           1,827,894
      South Korean Won (New Zealand
      Dollar)                                 1,250,000,000      October 2006            28,645
      South Korean Won (New Zealand
      Dollar)                                   625,000,000     December 2006            45,237
      Swedish Krona (U.S. Dollar)                52,000,000        May 2006            (301,290)
      Thai Baht (New Zealand Dollar)             24,000,000      October 2006             4,751
      Thai Baht (New Zealand Dollar)             24,000,000     November 2006            33,776
      Thai Baht (New Zealand Dollar)             24,000,000     December 2006            34,790
      Thai Baht (U.S. Dollar)                   185,000,000        May 2006             229,481

Long Contracts:

      Euro Dollar (U.S. Dollar)                   2,304,000       April 2006            (15,707)
      Euro Dollar (U.S. Dollar)                   2,496,000       July 2006             (33,619)
      Euro Dollar (U.S. Dollar)                   2,000,000     September 2006          (18,424)
      New Zealand Dollar (U.S. Dollar)            1,574,369       June 2006             121,047
      New Zealand Dollar (U.S. Dollar)            5,973,629      October 2006           432,658
      New Zealand Dollar (U.S. Dollar)              844,119     November 2006            82,120
      New Zealand Dollar (U.S. Dollar)            1,716,179     December 2006           175,056
                                                                                    ---------------
Net Appreciation                                                                      3,002,022
                                                                                    ===============

MAXIM SERIES FUND, INC.


MAXIM GLOBAL BOND PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
MARCH 31, 2006
UNAUDITED

                                                         % of Portfolio
          Country                     Value ($)            Investments
----------------------------    ---------------------    ----------------
Argentina                    $             9,760,950               4.22%
Australia                                 11,837,378               5.12%
Austria                                   14,239,169               6.15%
Belgium                                    2,985,808               1.29%
Canada                                    31,556,722              13.64%
Denmark                                      267,067               0.12%
European Community                         4,998,515               2.16%
Finland                                    7,024,431               3.04%
France                                       695,119               0.30%
Germany                                    3,518,612               1.52%
Greece                                     1,920,086               0.83%
Indonesia                                 20,850,121               9.01%
Ireland                                    2,656,187               1.15%
Italy                                      4,980,035               2.15%
Korea                                      9,764,942               4.22%
Latin America                              1,889,148               0.82%
Malaysia                                   5,943,608               2.57%
Netherlands                                  217,402               0.09%
New Zealand                                1,717,591               0.74%
Norway                                    11,567,785               5.00%
Peru                                       8,671,092               3.75%
Philippines                                4,435,988               1.92%
Poland                                     2,634,932               1.14%
Singapore                                 12,413,270               5.37%
Spain                                        766,597               0.33%
Sweden                                    13,972,611               6.04%
Thailand                                  11,432,330               4.94%
United States                             28,630,821              12.37%
                                ---------------------    ----------------
                             $           231,348,317             100.00%
                                =====================    ================

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 3.98%
  9,000,000 Fannie Mae **                                              5,365,161
        SGD 2.290% February 19, 2009
  2,000,000 Fannie Mae **                                              1,953,646
            2.375% February 15, 2007
  4,250,000 Freddie Mac **                                             4,111,756
            3.625% September 15, 2008
    500,000 Freddie Mac **                                               307,970
        SGD 3.220% June 20, 2007
                                                                     $11,738,533

AIRLINES --- 2.14%
    700,000 American Airlines Inc                                        680,051
            Pass Thru Certificates
            7.324% October 15, 2009
    100,368 American Airlines Inc                                         89,170
            Pass Thru Certificates
            8.040% September 16, 2011
    802,553 Atlas Air Inc                                                810,579
            Pass Thru Certificates
            7.380% January 2, 2018
  1,326,184 Atlas Air Inc                                              1,193,566
            Pass Thru Certificates
            7.630% January 2, 2015
    913,951 Atlas Air Inc                                                612,347
            Pass Thru Certificates
            8.770% January 2, 2011
  1,500,291 Atlas Air Inc                                              1,395,271
            Pass Thru Certificates
            7.680% January 2, 2014
    394,351 Atlas Air Inc                                                378,577
            Pass Thru Certificates
            9.057% January 2, 2014
    107,653 Atlas Air Inc ^^                                             108,729
            Pass Thru Certificates
            7.200% January 2, 2019
    688,043 Continental Airlines Inc                                     657,921
            Pass Thru Certificates
            7.373% December 15, 2015
     83,059 Continental Airlines Inc                                      79,927
            Pass Thru Certificates
            8.307% October 2, 2019
    200,000 Continental Airlines Inc ^^                                  309,250
            Pass Thru Certificates
            5.000% June 15, 2023
                                                                      $6,315,388

AUTO PARTS & EQUIPMENT --- 0.23%
  1,090,000 Delphi Corp ++ ^^                                            670,350
            Debentures
            7.125% May 1, 2029
                                                                        $670,350

AUTOMOBILES --- 0.40%
  1,735,000 Ford Motor Co                                              1,158,113
            Debentures
            6.375% February 1, 2029
                                                                      $1,158,113

BANKS --- 2.15%
  2,500,000 HSBC Bank USA #                                            2,532,500
            Notes
            3.310% August 25, 2010
  1,000,000 Keycorp Capital III                                        1,161,845
            Company Guaranteed Notes
            7.750% July 15, 2029
  2,665,000 Wells Fargo & Co +                                         2,649,010
            Convertible
            4.470% May 1, 2033
                                                                      $6,343,355

BIOTECHNOLOGY --- 1.35%
    850,000 Chiron Corp                                                  827,688
            Convertible
            1.625% August 1, 2033
  1,650,000 Enzon Pharmaceuticals Inc                                  1,536,563
            Convertible
            4.500% July 1, 2008
    100,000 Invitrogen Corp                                               87,000
            Convertible
            1.500% February 15, 2024
    455,000 Nektar Therapeutic                                           444,194
            Convertible
            3.500% October 17, 2007
    285,000 Nektar Therapeutic #                                         329,531
            Convertible
            3.250% September 28, 2012
    785,000 Regeneron Pharmaceuticals Inc                                767,338
            Convertible
            5.500% October 17, 2008
                                                                      $3,992,314

BROADCAST/MEDIA --- 1.87%
  1,000,000 Clear Channel Communications Inc                             952,170
            Notes
            4.250% May 15, 2009
    670,000 Comcast Corp                                                 583,942
            Bonds
            5.650% June 15, 2035
  3,000,000 Comcast Corp                                               2,886,606
            Notes
            6.450% March 15, 2037

  1,140,000 Comcast Corp                                               1,106,137
            Senior Unsecured Notes
            6.500% November 15, 2035
                                                                      $5,528,855

CANADIAN - FEDERAL --- 6.96%
  1,400,000 Government of Canada                                       1,248,078
        CAD Bonds
            6.000% June 1, 2008
 12,085,000 Government of Canada                                      10,416,994
        CAD Bonds
            4.500% September 1, 2007
 10,325,000 Government of Canada                                       8,882,409
        CAD Bonds
            4.250% September 1, 2008
                                                                     $20,547,481

CANADIAN - PROVINCIAL --- 6.94%
  3,586,709 Province of Alberta                                        3,297,555
        CAD Debentures
            5.930% September 16, 2016
  1,500,000 Province of British Columbia                               1,334,182
        CAD Debentures
            6.000% June 9, 2008
  2,925,000 Province of British Columbia                               2,522,385
        CAD Debentures
            5.250% December 1, 2006
 11,300,000 Province of Manitoba                                       9,997,237
        CAD Debentures
            5.750% June 2, 2008
  3,750,000 Province of Ontario                                        3,333,305
        CAD Debentures
            5.700% December 1, 2008
                                                                     $20,484,664

CHEMICALS --- 1.02%
    255,000 Hercules Inc                                                 201,450
            Junior Subordinated Debentures
            6.500% June 30, 2029
  2,975,000 Methanex Corp                                              2,795,798
            Notes
            6.000% August 15, 2015
                                                                      $2,997,248

COMMUNICATIONS - EQUIPMENT --- 1.82%
  1,000,000 Corning Inc                                                1,042,908
            Debentures
            6.750% September 15, 2013
    250,000 Lucent Technologies Inc                                      223,125
            Debentures
            6.500% January 15, 2028
  4,555,000 Lucent Technologies Inc                                    4,110,888
            Debentures
            6.450% March 15, 2029
                                                                      $5,376,921

COMPUTER HARDWARE & SYSTEMS --- 0.08%
    265,000 Maxtor Corp ^                                                243,800
            Convertible
            5.750% March 1, 2012
                                                                        $243,800

CONTAINERS --- 0.05%
    150,000 Owens-Illinois Inc                                           148,875
            Debentures
            7.800% May 15, 2018
                                                                        $148,875

ELECTRIC COMPANIES --- 2.75%
    105,000 Commonwealth Edison Co ^                                     100,772
            Debentures
            4.750% December 1, 2011
  3,385,000 Empresa Nacional de Electricidad SA                        3,647,439
            Bonds
            7.875% February 1, 2027
    700,000 Enersis SA                                                   732,403
            Bonds
            7.375% January 15, 2014
  1,889,000 Enersis SA                                                 1,988,029
            Yankee Notes
            7.400% December 1, 2016
    438,750 Quezon Power Philippines Ltd                                 436,556
            Bonds
            8.860% June 15, 2017
    250,000 SP Powerassets Ltd                                           154,158
        SGD Notes
            3.730% October 22, 2010
    250,000 Southern California Edison Co                                266,328
            Notes
            7.625% January 15, 2010
    865,000 TXU Corp                                                     780,616
            Notes
            6.550% November 15, 2034
                                                                      $8,106,301

ELECTRONIC INSTRUMENTS & EQUIP --- 1.06%
  2,000,000 Arrow Electronics Inc                                      2,076,644
            Senior Notes
            6.875% July 1, 2013
    915,000 Avnet Inc                                                    876,913
            Notes
            6.000% September 1, 2015
    175,000 SCI Systems Inc                                              169,313
            Convertible
            3.000% March 15, 2007
                                                                      $3,122,870

ELECTRONICS - SEMICONDUCTOR --- 0.36%
    125,000 Amkor Technology Inc                                         115,000
            Senior Notes
            7.125% March 15, 2011

    415,000 Amkor Technology Inc ^^                                      405,144
            Convertible
            5.000% March 15, 2007
    250,000 Hynix Semiconductor Inc # ^^                                 275,000
            Senior Notes
            9.875% July 1, 2012
     35,000 Kulicke & Soffa Industries Inc                                32,463
            Convertible
            1.000% June 30, 2010
    240,000 Kulicke & Soffa Industries Inc                               205,800
            Convertible
            .500% November 30, 2008
     40,000 Richardson Electronics Ltd #                                  36,800
            Convertible
            7.750% December 15, 2011
                                                                      $1,070,207

ENGINEERING & CONSTRUCTION --- 0.04%
    125,000 North American Energy Partners Inc                           121,875
            Senior Notes
            8.750% December 1, 2011
                                                                        $121,875

FINANCIAL SERVICES --- 6.25%
  1,355,000 Astoria Depositor Corp #                                   1,422,750
            Pass Thru Certificates
            8.144% May 1, 2021
  1,650,000 Cerro Negro Finance Ltd #                                  1,617,000
            Bonds
            7.900% December 1, 2020
  1,245,000 Ford Motor Credit Co                                       1,113,535
            Notes
            7.000% October 1, 2013
    895,000 Ford Motor Credit Co                                         794,244
            Notes
            5.700% January 15, 2010
  5,625,000 General Electric Capital Corp                              3,491,896
        NZD Senior Unsubordinated Notes
            6.500% September 28, 2015
    260,000 General Motors Acceptance Corp                               234,053
            Global Notes
            6.750% December 1, 2014
     45,000 General Motors Acceptance Corp                                42,530
            Bonds
            8.000% November 1, 2031
  2,000,000 General Motors Acceptance Corp +                           1,959,158
            Notes
            7.870% March 20, 2007
    500,000 General Motors Acceptance Corp +                             485,520
            Notes
            7.890% July 16, 2007
 12,275,000 JP Morgan Chase Bank NA # ~                                3,245,200
        BRL Zero Coupon
            13.870% May 17, 2010
17,433,642,500 JP Morgan Chase London # ~                              1,223,674
        IDR Zero Coupon
            12.240% October 21, 2010
    419,995 Power Receivables Finance #                                  421,687
            Senior Notes
            6.290% January 1, 2012
  2,665,000 Toll Brothers Finance Corp                                 2,411,825
            Notes
            5.150% May 15, 2015
                                                                     $18,463,072

FOREIGN BANKS --- 3.34%
125,000,000 Barclays Financial LLC #                                   3,015,756
        THB Bonds
            4.160% February 22, 2010
159,000,000 Barclays Financial LLC #                                   3,828,679
        THB Bonds
            4.100% March 22, 2010
3,020,000,000 Barclays Financial LLC #                                 3,004,459
        KRW Notes
            4.060% September 16, 2010
                                                                      $9,848,894

FOREIGN GOVERNMENTS --- 6.88%
  1,356,250 Government of Argentina +                                  1,267,125
            Bonds
            4.889% August 3, 2012
    100,000 Government of Brazil                                         115,600
            Unsubordinated Notes
            8.875% April 15, 2024
  8,790,000 Government of Brazil ^^                                    9,686,580
            Bonds
            8.250% January 20, 2034
 80,000,000 Government of Mexico                                       6,880,511
        MXP Bonds
            8.000% December 7, 2023
    250,000 Government of Mexico ^^                                      270,000
            Global Notes
            7.500% January 14, 2012
    485,000 Government of Peru "                                         457,113
            Step Bond 3.250% - 5.000%
            6.020% March 7, 2017
  3,000,000 Government of South Africa                                   504,734
        ZAR Bonds
            12.500% December 21, 2006
    726,797 Government of Uruguay                                        755,868
            Global Notes
            7.875% January 15, 2033
    360,000 Government of Uruguay                                        374,400
            Global Notes
            7.500% March 15, 2015
                                                                     $20,311,931

GOLD, METALS & MINING --- 0.00%
    500,000 Murrin Murrin Holdings (2) ++                                    500
            Bonds
            9.375% August 31, 2027
                                                                            $500

HEALTH CARE RELATED --- 1.93%
  2,400,000 HCA Inc                                                    2,189,189
            Debentures
            7.050% December 1, 2027
    640,000 HCA Inc                                                      626,668
            Bonds
            7.500% November 6, 2033
    960,000 HCA Inc                                                      929,480
            Notes
            7.580% September 15, 2025
  2,000,000 HCA Inc                                                    1,940,056
            Notes
            6.250% February 15, 2013
                                                                      $5,685,393

HOMEBUILDING --- 1.64%
  1,600,000 DR Horton Inc                                              1,458,482
            Senior Notes
            5.250% February 15, 2015
  1,925,000 Lennar Corp                                                1,829,345
            Company Guaranteed Notes
            5.600% May 31, 2015
    485,000 Pulte Homes Inc                                              440,480
            Senior Notes
            6.375% May 15, 2033
    450,000 Pulte Homes Inc                                              415,337
            Senior Unsecured Notes
            5.200% February 15, 2015
    810,000 Pulte Homes Inc                                              705,150
            Senior Unsecured Notes
            6.000% February 15, 2035
                                                                      $4,848,794

INSURANCE RELATED --- 1.94%
  9,600,000 ASIF Global Finance XXVII #                                5,717,283
        SGD Senior Notes
            2.380% February 26, 2009
                                                                      $5,717,283

INVESTMENT BANK/BROKERAGE FIRM --- 0.31%
    950,000 Morgan Stanley                                               920,814
            Notes
            3.625% April 1, 2008
                                                                        $920,814

LEISURE & ENTERTAINMENT --- 0.07%
     75,000 Time Warner Inc                                               81,701
            Company Guaranteed Bonds
            7.625% April 15, 2031
    120,000 Time Warner Inc                                              117,943
            Company Guaranteed Bond
            6.625% May 15, 2029
                                                                        $199,644

  1,550,000 Bombardier Inc                                             1,197,821
        CAD Debentures
            7.350% December 22, 2026
    480,000 Borden Inc                                                   436,800
            Debentures
            9.200% March 15, 2021
  1,720,000 Borden Inc                                                 1,423,300
            Debentures
            7.875% February 15, 2023
                                                                      $3,057,921

MEDICAL PRODUCTS --- 0.63%
  1,500,000 Bausch & Lomb Inc                                          1,537,947
            Debentures
            7.125% August 1, 2028
    500,000 EPIX Pharmaceuticals Inc                                     321,250
            Convertible
            3.000% June 15, 2024
                                                                      $1,859,197

MISCELLANEOUS --- 0.37%
  1,119,614 PF Export Rec Master Trust Technologies #                  1,097,221
            Senior Notes
            6.436% June 1, 2015
                                                                      $1,097,221

OFFICE EQUIPMENT & SUPPLIES --- 0.26%
    750,000 Xerox Capital Trust I                                        776,250
            Company Guaranteed Notes
            8.000% February 1, 2027
                                                                        $776,250

OIL & GAS --- 3.52%
    500,000 Devon Energy Corp                                            580,000
            Convertible
            4.900% August 15, 2008
    700,000 Devon Energy Corp ^^                                         812,000
            Convertible
            4.950% August 15, 2008
  3,100,000 El Paso Corp                                               3,111,625
            Senior Notes
            7.000% May 15, 2011
    250,000 El Paso Corp                                                 251,250
            Senior Notes
            7.800% August 1, 2031
    200,000 El Paso Corp #                                               197,750
            Notes
            6.375% February 1, 2009
    710,000 El Paso Corp # ^^                                            732,188
            Notes
            7.750% June 15, 2010
  2,000,000 El Paso Corp # ^^                                          1,850,000
            Bonds
            6.950% June 1, 2028
  1,212,000 Pecom Energia SA # ^^                                      1,254,420
            Notes
            8.125% July 15, 2010
    800,000 Petrozuata Finance Inc #                                     788,000
            Company Guaranteed Bonds
            8.220% April 1, 2017
    776,000 Williams Cos Inc                                             805,100
            Debentures
            7.500% January 15, 2031
                                                                     $10,382,333

OTHER ASSET-BACKED --- 0.15%
    500,000 Community Program Loan Trust                                 454,151
            Series 1987-A Class A5
            4.500% April 1, 2029
                                                                        $454,151

PAPER & FOREST PRODUCTS --- 2.51%
    490,000 Georgia-Pacific Corp                                         470,400
            Debentures
            7.375% December 1, 2025
    635,000 Georgia-Pacific Corp                                         600,075
            Bonds
            7.250% June 1, 2028
     40,000 Georgia-Pacific Corp                                          40,350
            Senior Notes
            8.000% January 15, 2024
     85,000 Georgia-Pacific Corp                                          91,375
            Notes
            8.875% May 15, 2031
  5,845,000 Georgia-Pacific Corp                                       5,728,100
            Notes
            7.750% November 15, 2029
    500,000 International Paper Co                                       482,323
            Notes
            4.250% January 15, 2009
                                                                      $7,412,623

PHARMACEUTICALS --- 2.77%
  4,025,000 Bristol-Myers Squibb Co + ^^                               4,019,969
            Convertible
            4.420% September 15, 2023
  3,105,000 Elan Finance PLC                                           2,941,988
            Senior Notes
            7.750% November 15, 2011
     75,000 IVAX Corp                                                     75,938
            Convertible
            4.500% May 15, 2008
    860,000 Valeant Pharmaceuticals International                        747,125
            Convertible
            3.000% August 16, 2010
    475,000 Valeant Pharmaceuticals International ^^                     406,125
            Convertible
            4.000% November 15, 2013
                                                                      $8,191,145

RAILROADS --- 0.10%
    386,000 Missouri Pacific Railroad Co                                 299,221
            Debentures
            5.000% January 1, 2045
                                                                        $299,221

REAL ESTATE --- 0.98%
  2,200,000 Highwoods Properties Inc REIT                              2,358,455
            Senior Notes
            7.500% April 15, 2018
    500,000 Spieker Properties Inc REIT                                  545,845
            Debentures
            7.350% December 1, 2017
                                                                      $2,904,300

RETAIL --- 3.16%
  3,035,000 Albertson's Inc                                            2,680,060
            Debentures
            7.450% August 1, 2029
    755,000 Albertson's Inc                                              608,343
            Notes
            6.625% June 1, 2028
    180,000 Albertson's Inc                                              162,260
            Debentures
            7.750% June 15, 2026
    360,000 Albertson's Inc                                              335,110
            Debentures
            8.000% May 1, 2031
    500,000 Dillard's Inc                                                483,750
            Debentures
            7.875% January 1, 2023
  1,000,000 Dillard's Inc                                                950,000
            Debentures
            7.750% July 15, 2026
    500,000 Dillard's Inc                                                467,500
            Unsecured Notes
            6.625% January 15, 2018
    750,000 Foot Locker Inc                                              795,000
            Debentures
            8.500% January 15, 2022
    350,000 Toys R Us Inc                                                257,250
            Notes
            7.375% October 15, 2018
  1,500,000 Wal-Mart Stores                                            2,586,246
        GBP Notes
            4.750% January 29, 2013
                                                                      $9,325,519

SUPRANATIONALS --- 5.32%
 17,325,000 Inter-American Development Bank                           10,491,052
        NZD Senior Unsecured Notes
            6.000% December 15, 2017
 17,500,000 Inter-American Development Bank ~                          5,216,035
        BRL Zero Coupon
            18.840% May 11, 2009
                                                                     $15,707,087

TELEPHONE & TELECOMMUNICATIONS --- 5.64%
    610,000 BellSouth Corp                                               568,910
            Bonds
            6.000% November 15, 2034
  2,340,000 Level 3 Communications Inc                                 2,091,375
            Convertible
            2.875% July 15, 2010
    290,000 Nextel Communications Inc                                    290,000
            Convertible
            5.250% January 15, 2010
    250,000 Nortel Networks Corp                                         228,750
            Notes
            6.875% September 1, 2023
  2,235,000 Nortel Networks Corp                                       2,109,281
            Convertible
            4.250% September 1, 2008
  1,585,000 Northern Telecom Capital                                   1,529,525
            Company Guaranteed Notes
            7.875% June 15, 2026
    500,000 Philippine Long Distance Telephone Co                        545,625
            Notes
            8.350% March 6, 2017
    150,000 Qwest Capital Funding Inc ^^                                 152,625
            Unsecured Notes
            7.625% August 3, 2021
  3,500,000 Qwest Capital Funding Inc ^^                               3,561,250
            Company Guaranteed Notes
            7.750% February 15, 2031
    225,000 Qwest Capital Funding Inc ^^                                 228,094
            Unsecured Notes
            7.250% February 15, 2011
    500,000 Qwest Corp                                                   512,500
            Debentures
            7.250% September 15, 2025
  2,005,000 US West Capital Funding Inc                                1,924,800
            Bonds
            6.875% July 15, 2028
    250,000 US West Capital Funding Inc                                  240,313
            Company Guaranteed Bonds
            6.500% November 15, 2018
  2,915,000 Verizon Global Funding Corp                                2,614,592
            Bonds
            5.850% September 15, 2035
     65,000 Verizon Maryland Inc                                          51,233
            Senior Unsecured Notes
            5.125% June 15, 2033
                                                                     $16,648,873

TEXTILES --- 0.09%
     49,000 Dixie Group Inc ^^                                            45,080
            Convertible
            7.000% May 15, 2012
    250,000 Kellwood Co                                                  233,904
            Debentures
            7.625% October 15, 2017
                                                                        $278,984

TOBACCO --- 0.50%
  1,375,000 Altria Group Inc                                           1,478,279
            Notes
            7.000% November 4, 2013
                                                                      $1,478,279

TRANSPORTATION --- 0.59%
  1,650,000 APL Ltd                                                    1,637,625
            Debentures
            8.000% January 15, 2024
    100,000 Preston Corp/Yellow Corp                                      92,750
            Convertible
            7.000% May 1, 2011
                                                                      $1,730,375

U.S. GOVERNMENTS --- 5.35%
 10,465,000 United States of America ^^                               10,122,332
            3.000% February 15, 2008
  5,935,000 United States of America ^^                                5,674,418
            2.625% May 15, 2008
                                                                     $15,796,750

UTILITIES --- 1.49%
    240,000 AES Corp                                                     252,000
            Senior Notes
            7.750% March 1, 2014
    920,000 Calpine Corp # ++ ^^                                         844,100
            Senior Notes
            8.500% July 15, 2010
  1,000,000 Constellation Energy Group                                   909,676
            Notes
            4.550% June 15, 2015
    180,000 NGC Corp                                                     164,700
            Debentures
            7.125% May 15, 2018
    415,000 NGC Corp                                                     379,725
            Debentures
            7.625% October 15, 2026
  1,820,000 NGC Corp Capital Trust                                     1,601,600
            Company Guaranteed Notes
            8.316% June 1, 2027
    250,000 Texas - New Mexico Power Co                                  253,332
            Senior Notes
            6.250% January 15, 2009
                                                                      $4,405,133

TOTAL BONDS --- 90.03%                                              $265,768,837
(Cost $252,160,829)

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

COMMUNICATIONS - EQUIPMENT --- 0.47%
     51,679 Corning Inc*                                               1,390,682
                                                                      $1,390,682

ELECTRIC COMPANIES --- 0.18%
     25,000 Southern California Edison Co                                537,500
                                                                        $537,500

INSURANCE RELATED --- 0.71%
     87,625 Travelers Property Casualty Corp                           2,108,258
                                                                      $2,108,258

REAL ESTATE --- 0.09%
     12,200 Host Marriott Corp ^^                                        261,080
                                                                        $261,080

TELEPHONE & TELECOMMUNICATIONS --- 1.13%
     89,070 Philippine Long Distance Telephone Co sponsored ADR ^^     3,346,360
                                                                      $3,346,360

TOTAL COMMON STOCK --- 2.60%                                          $7,643,880
(Cost $4,598,085)

PREFERRED STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES --- 0.10%
        300 Lucent Technologies Capital Trust 1                          300,113
                                                                        $300,113

CONTAINERS --- 0.19%
     16,500 Owens-Illinois Inc                                           573,375
                                                                        $573,375

ELECTRIC COMPANIES --- 0.32%
      5,000 AES Trust III                                                235,000
      1,304 Entergy Louisiana Inc                                        119,968
      2,255 New York State Electric & Gas Corp                           140,938
      5,000 Union Electric Co                                            423,000
        300 Xcel Energy Inc                                               21,150
                                                                        $940,056

HOUSEHOLD GOODS --- 0.43%
     29,750 Newell Financial Trust Inc                                 1,275,531
                                                                      $1,275,531

MACHINERY --- 0.66%
     17,500 Cummins Capital Trust I                                    1,933,750
                                                                      $1,933,750

OIL & GAS --- 0.08%
      7,000 El Paso Energy Capital Trust I                               247,625
                                                                        $247,625

REAL ESTATE --- 0.02%
      2,000 FelCor Lodging Trust Inc REIT                                 50,000
                                                                         $50,000

UTILITIES --- 0.02%
        445 MDU Resources Group Inc                                       44,472
                                                                         $44,472

TOTAL PREFERRED STOCK --- 1.81%                                       $5,364,922
(Cost $3,888,361)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

 12,744,000 Fannie Mae                                                12,740,708
               4.720%, April 3, 2006
  1,700,000 Fannie Mae                                                 1,699,119
               4.720%, April 5, 2006
  2,000,000 Federal Home Loan Bank                                     1,998,973
               4.690%, April 5, 2006

TOTAL SHORT-TERM INVESTMENTS --- 5.57%                               $16,438,800
(Cost $16,438,800)

TOTAL MAXIM LOOMIS SAYLES BOND PORTFOLIO --- 100%                  $295,216,439
(Cost $277,086,075)

Legend
* Non-income Producing Security
# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale. Aggregate cost, fair value and percentage of net assets of these restricted securities held at March 31, 2006 were $32,559,467, $33,433,998, and 11.33%, respectively.
^ Illiquid Security. Aggregate cost, fair value and percent of net assets of these illiquid securities held at March 31, 2006 were $302,192, $344,572 and 0.12%, respectively.
~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
" Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2006.
+ Represents the current interest rate for variable rate security.
++ Security in default at March 31, 2006.
** Security is an agency note with maturity date and interest rate indicated.
(2) Security is fair valued at March 31, 2006.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at March 31, 2006

Currency Abbreviations BRL - Brazilian Real CAD - Canadian Dollars GBP - Great Britain Pound IDR - Indonesian Rupiah KRW - South Korean Won MXP - Mexican Peso NZD - New Zealand Dollars SGD - Singapore Dollars THB - Thai Baht ZAR - South African Rand

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Effective February 9, 2005, foreign exchange rates are valued utilizing the New York closing rates instead of the London closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds. The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At March 31, 2006, the U.S. Federal income tax cost basis was $277,166,950. The Maxim Loomis Sayles Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $23,290,909 and gross depreciation of securities in which there was an excess of tax cost over value of $5,241,419, resulting in net appreciation of $18,049,490.

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 8.33%
  3,000,000 Federal Farm Credit Bank **                                3,000,000
            5.080% April 3, 2007
  5,000,000 Federal Home Loan Bank **                                  4,987,842
            2.850% May 24, 2006
  8,000,000 Federal Home Loan Bank **                                  7,992,807
            4.830% February 26, 2007
  5,000,000 Federal Home Loan Bank **                                  5,003,364
            3.830% May 24, 2006
  4,260,000 Federal Home Loan Bank **                                  4,261,551
            3.670% May 10, 2006
  1,000,000 Federal Home Loan Bank                                     1,001,459
            4.280% October 27, 2006

                                                                     $26,247,023

AGENCY ASSET BACKED --- 3.97%
  1,929,348 Fannie Mae ++                                              1,929,348
            Series 2002-T13 Class A1
            1.730% August 25, 2032
    603,807 Fannie Mae ++                                                606,472
            Series 2002-T7 Class A1
            1.770% July 25, 2032
  1,532,292 Fannie Mae ++                                              1,532,292
            Series 2002-T10 Class A1
            1.710% June 25, 2032
  1,042,556 Fannie Mae ++                                              1,042,556
            Series 2001-T9 Class A1
            1.730% September 25, 2031
  1,440,329 Fannie Mae ++                                              1,440,329
            Series 2003-W5 Class A
            5.069% April 25, 2033
  3,127,390 Freddie Mac ++                                             3,127,449
            Series T-35 Class A
            5.140% September 25, 2031
  1,277,591 Freddie Mac ++                                             1,277,591
            Series T-32 Class A1
            2.380% August 25, 2031
  1,084,304 Freddie Mac ++                                             1,084,304
            Series T-31 Class A7
            5.209% May 25, 2031
                                                                     $12,040,341

AGENCY MORTGAGED BACKED --- 1.09%
    731,263 Fannie Mae ++                                                728,705
            Series 2002-W5 Class A9
            1.730% November 25, 2030
  2,456,818 Fannie Mae ++                                              2,456,818
            Series 2001-T13 Class A1
            5.030% March 25, 2032
    122,970 Freddie Mac ++                                               122,970
            Series T20 Class A7
            2.770% December 25, 2029
                                                                      $3,308,493


TOTAL BONDS --- 13.72%                                               $41,595,857
(Cost $41,595,857)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  6,575,000 Fannie Mae                                                 6,555,612
               4.610%, April 19, 2006
  8,000,000 Fannie Mae                                                 7,998,024
               4.510%, April 3, 2006
  7,610,000 Fannie Mae                                                 7,586,053
               4.590%, April 26, 2006
  7,525,000 Fannie Mae                                                 7,496,038
               4.670%, May 1, 2006
  3,400,000 Fannie Mae                                                 3,386,125
               4.670%, May 3, 2006
  4,785,000 Fannie Mae                                                 4,759,377
               4.790%, May 12, 2006
    779,000 Fannie Mae                                                   774,391
               4.720%, May 17, 2006
  6,186,000 Fannie Mae                                                 6,143,650
               4.750%, May 24, 2006
  1,750,000 Fannie Mae                                                 1,735,971
               4.840%, June 1, 2006
  6,000,000 Fannie Mae                                                 5,951,311
               4.820%, June 2, 2006
  1,790,000 Fannie Mae                                                 1,775,037
               4.590%, June 7, 2006
 12,612,000 Fannie Mae                                                12,492,391
               4.850%, June 12, 2006
  7,542,000 Fannie Mae                                                 7,420,360
               4.860%, August 2, 2006
  2,009,000 Fannie Mae                                                 1,977,944
               4.870%, July 28, 2006
  1,101,000 Fannie Mae                                                 1,100,588
               4.540%, April 4, 2006
  6,576,000 Fannie Mae                                                 6,561,064
               4.610%, April 19, 2006
 32,783,000 Fannie Mae                                                32,737,885
               4.530%, April 12, 2006
    490,000 Fannie Mae                                                   489,448
               4.570%, April 10, 2006

 16,113,000 Fannie Mae                                                16,104,964
               4.550%, April 5, 2006
  4,278,000 Fannie Mae                                                 4,268,693
               4.660%, April 18, 2006
  3,000,000 Fannie Mae **                                              3,000,000
               4.100%, August 22, 2006
  7,470,000 Federal Farm Credit Bank                                   7,461,674
               4.520%, April 10, 2006
  1,200,000 Federal Farm Credit Bank                                   1,199,708
               4.440%, April 3, 2006
  3,000,000 Federal Farm Credit Bank                                   2,989,952
               4.540%, April 28, 2006
  2,000,000 Federal Farm Credit Bank ++                                1,999,921
               4.530%, August 1, 2006
    176,000 Federal Home Loan Bank                                       173,149
               4.930%, August 1, 2006
  2,000,000 Federal Home Loan Bank                                     1,970,845
               4.860%, July 21, 2006
    300,000 Federal Home Loan Bank                                       298,265
               4.830%, May 15, 2006
    550,000 Federal Home Loan Bank                                       546,675
               4.830%, May 17, 2006
  1,000,000 Federal Home Loan Bank                                       993,064
               4.810%, May 24, 2006
    250,000 Federal Home Loan Bank                                       248,653
               4.820%, May 12, 2006
  5,600,000 Federal Home Loan Bank                                     5,585,973
               4.560%, April 21, 2006
  2,300,000 Federal Home Loan Bank                                     2,298,858
               4.530%, April 5, 2006
  2,000,000 Federal Home Loan Bank                                     1,998,748
               4.570%, April 6, 2006
    500,000 Federal Home Loan Bank                                       498,449
               4.540%, April 26, 2006
  2,500,000 Federal Home Loan Bank **                                  2,500,669
               3.850%, April 25, 2006
  7,000,000 Freddie Mac                                                6,992,191
               4.530%, April 10, 2006
    300,000 Freddie Mac                                                  296,866
               4.820%, June 20, 2006
    928,000 Freddie Mac                                                  925,138
               4.710%, April 25, 2006
  2,000,000 Freddie Mac                                                1,999,242
               4.460%, April 4, 2006
  8,600,000 Freddie Mac                                                8,453,272
               4.910%, August 8, 2006
  1,239,000 Freddie Mac                                                1,233,668
               4.640%, May 5, 2006
  5,100,000 Freddie Mac                                                5,093,728
               4.470%, April 11, 2006
  5,920,000 Freddie Mac                                                5,896,856
               4.610%, May 2, 2006
  1,900,000 Freddie Mac                                                1,883,845
               4.800%, June 5, 2006
    956,000 Freddie Mac                                                  941,460
               4.900%, July 25, 2006

 14,000,000 Tennesse Valley Authority                                 13,991,193
               4.600%, April 6, 2006
 14,000,000 Inter-American Development Bank                           13,989,028
               4.770%, April 7, 2006
    400,000 International Bank for Reconstruction and Development        397,281
               4.800%, May 23, 2006
 14,000,000 United States of America                                  13,979,471
               4.410%, April 13, 2006

JOINT REPURCHASE AGREEMENTS

14,412,000     Undivided interest of 67.9% in joint repurchase 14,412,000 agreement(Principal Amount/Value $21,240,000 with a maturity value of $21,248,408) with Merrill Lynch, 4.75%, dated 03/31/06, to be repurchased at $14,417,705 on 04/03/06, collateralized by U.S. Agency Mortgages, 5%-5.5%, 6/1/33-10/1/34, with a value of
               $21,666,200.


TOTAL SHORT-TERM INVESTMENTS --- 86.28%                             $261,564,768
(Cost $261,564,768)

TOTAL MAXIM MONEY MARKET PORTFOLIO --- 100%                         $303,160,625
(Cost $303,160,625)

Legend
** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security.

All short-term and money market securities are valued at amortized cost which approximates market value. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 1.33%
    430,000 Alliant Techsystems Inc                                      435,375
            Senior Subordinated Notes
            6.750% April 1, 2016
    240,000 DRS Technologies Inc                                         238,800
            Senior Notes
            6.625% February 1, 2016
    275,000 L-3 Communications Corp                                      283,938
            Bonds
            7.625% June 15, 2012
    105,000 L-3 Communications Corp                                      100,013
            Senior Subordinated Notes
            5.875% January 15, 2015
    875,000 Sequa Corp                                                   936,250
            Senior Notes
            9.000% August 1, 2009
                                                                      $1,994,376

AGRICULTURE --- 0.27%
    425,000 Hines Nurseries Inc                                          415,438
            Company Guaranteed Notes
            10.250% October 1, 2011
                                                                        $415,438

AIRLINES --- 0.36%
    225,000 American Airlines Inc                                        225,672
            Pass Thru Certificates
            7.800% October 1, 2006
    334,946 United Air Lines Inc ++ ^^                                   316,550
            Pass Thru Certificates
            8.030% July 1, 2011
                                                                        $542,222

AUTO PARTS & EQUIPMENT --- 1.07%
    500,000 CSK Auto Inc                                                 476,250
            Company Guaranteed Notes
            7.000% January 15, 2014
    277,000 TRW Automotive Inc                                           309,548
            Senior Subordinated Notes
            11.000% February 15, 2013
    423,000 TRW Automotive Inc                                           457,369
            Senior Notes
            9.375% February 15, 2013
    440,000 Visteon Corp ^^                                              363,000
            Senior Notes
            8.250% August 1, 2010
                                                                      $1,606,167

AUTOMOBILES --- 2.38%
    290,000 Asbury Automotive Group Inc                                  296,163
            Company Guaranteed Notes
            9.000% June 15, 2012
  2,455,000 Ford Motor Co                                              1,822,838
            Notes
            7.450% July 16, 2031
    400,000 Ford Motor Co                                                314,000
            Debentures
            8.900% January 15, 2032
    110,000 Ford Motor Co                                                 75,350
            Bonds
            6.625% October 1, 2028
    375,000 General Motors Corp ^^                                       270,000
            Senior Debentures
            8.250% July 15, 2023
  1,070,000 General Motors Corp ^^                                       783,775
            Debentures
            8.375% July 15, 2033
                                                                      $3,562,126

BROADCAST/MEDIA --- 7.95%
    923,000 CCH I LLC                                                    767,244
            Secured Notes
            11.000% October 1, 2015
  1,000,000 CSC Holdings Inc                                           1,033,750
            Senior Notes
            8.125% July 15, 2009
     45,000 CSC Holdings Inc                                              45,056
            Debentures
            7.875% February 15, 2018
    150,000 CSC Holdings Inc                                             148,313
            Debentures
            7.625% July 15, 2018
    220,000 CSC Holdings Inc #                                           215,050
            Senior Notes
            6.750% April 15, 2012
    603,000 CanWest Media Inc                                            618,075
            Company Guaranteed Notes
            8.000% September 15, 2012
    980,000 Charter Communications Holdings II                           962,850
            Senior Notes
            10.250% September 15, 2010
    250,000 Charter Communications Operating  LLC #                      249,375
            Senior Notes
            8.375% April 30, 2014
    450,000 DirecTV                                                      444,375
            Senior Notes
            6.375% June 15, 2015
    655,000 DirecTV                                                      699,213
            Senior Notes
            8.375% March 15, 2013
  1,100,000 EchoStar DBS Corp                                          1,062,875
            Company Guaranteed Notes
            6.625% October 1, 2014
    180,000 EchoStar DBS Corp ++                                         184,050
            Senior Notes
            5.230% October 1, 2008
    250,000 Insight Communications Co Inc +                              265,625
            Step Bond 0% - 12.250%
            9.170% February 15, 2011
    600,000 LodgeNet Entertainment Corp                                  648,000
            Senior Subordinated Debentures
            9.500% June 15, 2013
    195,000 Mediacom Broadband LLC                                       207,675
            Company Guaranteed Bonds
            11.000% July 15, 2013
     50,000 Mediacom Broadband LLC ^^                                     48,000
            Senior Notes
            8.500% October 15, 2015
    650,000 Radio One Inc                                                617,500
            Company Guaranteed Notes
            6.375% February 15, 2013
    415,000 Rainbow National Services LLC #                              464,800
            Senior Subordinated Debentures
            10.375% September 1, 2014
    200,000 Rainbow National Services LLC #                              213,000
            Senior Notes
            8.750% September 1, 2012
  1,290,000 Rogers Cable Inc                                           1,315,800
            Secured Notes
            6.750% March 15, 2015
    835,000 Sinclair Broadcast Group Inc                                 851,700
            Company Guaranteed Notes
            8.000% March 15, 2012
    400,000 Videotron Ltee                                               391,500
            Notes
            6.375% December 15, 2015
    600,000 Zeus Special Subsidiary Ltd # + ^^                           415,500
            Step Bond 0% - 9.250%
            9.520% February 1, 2015
                                                                     $11,869,326

BUILDING MATERIALS --- 1.23%
    675,000 Associated Materials Inc +                                   388,125
            Step Bond 0% - 11.250%
            14.890% March 1, 2014
    325,000 Associated Materials Inc ^^                                  337,188
            Company Guaranteed Notes
            9.750% April 15, 2012
  1,085,000 Nortek Inc                                                 1,103,988
            Senior Subordinated Notes
            8.500% September 1, 2014
                                                                      $1,829,301

CHEMICALS --- 4.34%
    200,000 ARCO Chemical Co                                             218,000
            Debentures
            9.800% February 1, 2020
    500,000 Equistar Chemicals LP                                        541,250
            Senior Notes
            10.625% May 1, 2011
    500,000 Ethyl Corp                                                   518,750
            Company Guaranteed Notes
            8.875% May 1, 2010
    303,000 Huntsman International LLC                                   310,575
            Senior Notes
            10.125% July 1, 2009
    250,000 Huntsman International LLC # ^^                              252,500
            Senior Subordinated Notes
            7.680% January 1, 2015
    425,000 Innophos Inc ^^                                              442,000
            Senior Subordinated Notes
            8.875% August 15, 2014
    505,000 Lyondell Chemical Co                                         554,238
            Secured Notes
            11.125% July 15, 2012
    500,000 Millennium America Inc                                       508,125
            Company Guaranteed Notes
            9.250% June 15, 2008
    765,000 Montell Finance Co BV #                                      742,050
            Company Guaranteed Notes
            8.100% March 15, 2027
  1,200,000 Nalco Co ^^                                                1,248,000
            Senior Notes
            8.875% November 15, 2013
    500,000 OM Group Inc                                                 517,500
            Company Guaranteed Notes
            9.250% December 15, 2011
    375,000 Resolution Performance Products LLC                          400,781
            Senior Subordinated Notes
            13.500% November 15, 2010
    225,000 Westlake Chemical Corp ^^                                    222,469
            Company Guaranteed Notes
            6.625% January 15, 2016
                                                                      $6,476,238

COMMUNICATIONS - EQUIPMENT --- 1.11%
  1,400,000 Lucent Technologies Inc                                    1,263,500
            Debentures
            6.450% March 15, 2029
    350,000 SBA Communications Corp                                      388,500
            Senior Notes
            8.500% December 1, 2012
                                                                      $1,652,000

COMPUTER SOFTWARE & SERVICES --- 0.54%
    590,000 SunGard Data Systems Inc #                                   620,975
            Senior Subordinated Notes
            10.250% August 15, 2015
    175,000 SunGard Data Systems Inc #                                   185,063
            Senior Unsecured Notes
            9.125% August 15, 2013
                                                                        $806,038

CONTAINERS --- 2.87%
    500,000 Berry Plastics Corp                                          550,000
            Company Guaranteed Bonds
            10.750% July 15, 2012
    225,000 Graham Packaging Co Inc ^^                                   227,813
            Subordinated Notes
            9.875% October 15, 2014
    250,000 Graphic Packaging International Corp ^^                      247,500
            Senior Notes
            8.500% August 15, 2011
    500,000 Graphic Packaging International Corp ^^                      467,500
            Senior Notes
            9.500% August 15, 2013
  1,250,000 Owens-Brockway Glass Containers Inc                        1,301,563
            Company Guaranteed Notes
            8.875% February 15, 2009
    325,000 Plastipak Holdings Inc #                                     331,500
            Senior Notes
            8.500% December 15, 2015
     50,000 Pliant Corp ** ^^                                             52,625
            Secured Notes
            11.125% September 1, 2009
    150,000 Pliant Corp ** ^^                                             61,500
            Senior Notes
            13.000% June 1, 2010
    116,000 Smurfit-Stone Container Corp                                 113,825
            Company Guaranteed Bonds
            8.250% October 1, 2012
  1,000,000 Smurfit-Stone Container Corp                                 985,000
            Senior Notes
            8.375% July 1, 2012
                                                                      $4,338,826

COSMETICS & PERSONAL CARE --- 0.42%
    550,000 Del Laboratories Inc ^^                                      445,500
            Senior Subordinated Notes
            8.000% February 1, 2012
    172,000 Jafra Cosmetics                                              187,265
            Company Guaranteed Notes
            10.750% May 15, 2011
                                                                        $632,765

DISTRIBUTORS --- 0.14%
    200,000 Buhrmann US Inc                                              202,500
            Senior Subordinated Notes
            7.875% March 1, 2015
                                                                        $202,500

ELECTRIC COMPANIES --- 2.17%
    840,000 Allegheny Energy Supply Co LLC #                             920,850
            Bonds
            8.250% April 15, 2012
    400,000 Edison Mission Energy                                        410,000
            Senior Notes
            7.730% June 15, 2009
    325,000 Inergy LP/Inergy Finance Corp                                308,750
            Senior Notes
            6.875% December 15, 2014
    467,240 Midwest Generation LLC                                       503,661
            Pass Thru Certificates
            8.560% January 2, 2016
    890,000 Mission Energy Holding Co                                  1,021,275
            Secured Notes
            13.500% July 15, 2008
     70,000 Nevada Power Co                                               71,347
            Mortgage Notes
            6.500% April 15, 2012
                                                                      $3,235,883

ELECTRONICS - SEMICONDUCTOR --- 0.86%
    900,000 Amkor Technology Inc ^^                                      918,000
            Senior Notes
            9.250% February 15, 2008
    395,000 Magnachip Semiconductor                                      369,325
            Senior Subordinated Notes
            8.000% December 15, 2014
                                                                      $1,287,325

FINANCIAL SERVICES --- 6.78%
    325,000 Alamosa Delaware Inc                                         361,563
            Company Guaranteed Bonds
            11.000% July 31, 2010
    750,000 Alamosa Delaware Inc +                                       808,125
            Step Bond 0% - 12.000%
            6.180% July 31, 2009
    400,000 BCP Crystal US Holdings                                      443,000
            Senior Subordinated Notes
            9.625% June 15, 2014
     65,000 CitiSteel USA Inc # ++                                        66,625
            Notes
            11.550% September 1, 2010
    350,000 Ford Motor Credit Co                                         326,158
            Senior Notes
            4.950% January 15, 2008
    300,000 Ford Motor Credit Co                                         281,240
            Notes
            7.875% June 15, 2010
    560,000 Ford Motor Credit Co                                         530,034
            Notes
            6.625% June 16, 2008
    530,000 General Motors Acceptance Corp                               488,931
            Notes
            6.875% August 28, 2012
  3,730,000 General Motors Acceptance Corp                             3,525,208
            Bonds
            8.000% November 1, 2031
    750,000 H&E Equipment Services LLC/H&E Finance Corp                  830,625
            Company Guaranteed Notes
            11.125% June 15, 2012
    625,000 Hexion US Financial Corp/Hexion Nova Scotia Finance ULC      643,750
            Secured Notes
            9.000% July 15, 2014
    575,000 JSG Funding PLC                                              608,063
            Senior Notes
            9.625% October 1, 2012
  1,195,122 TRAINS HY-2005-1 # ++ ^^                                   1,208,567
            Secured Notes
            7.480% June 15, 2015
                                                                     $10,121,889
FOOD & BEVERAGES --- 1.78%
    600,000 Dean Foods Co                                                612,000
            Senior Notes
            8.150% August 1, 2007
    625,000 Del Monte Corp                                               609,375
            Company Guaranteed Bonds
            6.750% February 15, 2015
    325,000 Doane Pet Care Co                                            344,500
            Senior Subordinated Notes
            10.625% November 15, 2015
    165,000 Dole Food Co Inc                                             165,825
            Senior Notes
            8.625% May 1, 2009
    450,000 Dole Food Co Inc                                             424,125
            Company Guaranteed Notes
            7.250% June 15, 2010
    500,000 Pinnacle Foods Holding                                       495,000
            Senior Subordinated Notes
            8.250% December 1, 2013
                                                                      $2,650,825

FOREIGN GOVERNMENTS --- 4.24%
     50,000 Government of Argentina                                       17,832
        EUR Unsubordinated Notes
            9.000% June 20, 2049
    100,000 Government of Argentina **                                    35,204
        EUR Bonds
            9.250% October 21, 2049
     90,000 Government of Argentina **                                    31,629
        EUR Unsubordinated Notes
            8.125% April 21, 2008
     90,753 Government of Argentina **                                    32,581
        EUR Bonds
            7.500% May 23, 2049
     50,000 Government of Argentina **                                    17,239
        EUR Unsubordinated Notes
            8.000% February 26, 2008
    100,000 Government of Argentina **                                    34,453
        EUR Bonds
            12.000% September 19, 2016
     75,000 Government of Argentina **                                    26,431
        EUR Notes
            9.250% July 20, 2049
     75,000 Government of Argentina +                                     28,388
            Step Bond 1.330% -5.250%
            8.470% December 31, 2038
    157,500 Government of Argentina ++                                   147,150
            Bonds
            4.889% August 3, 2012
     75,000 Government of Argentina ++                                     6,938
            Notes
            8.180% December 15, 2035
     50,000 Government of Argentina ~                                      5,453
        EUR Zero Coupon
            9.640% December 15, 2035

    155,000 Government of Brazil                                         177,475
            Notes
            8.750% February 4, 2025
     50,000 Government of Brazil                                          55,100
            Bonds
            8.250% January 20, 2034
    510,000 Government of Brazil                                         552,585
            Notes
            8.000% January 15, 2018
    630,894 Government of Brazil ++                                      630,579
            Bonds
            5.230% April 15, 2012
    105,000 Government of Bulgaria                                       122,903
            Bonds
            8.250% January 15, 2015
    115,000 Government of Chile                                          124,200
            Notes
            7.125% January 11, 2012
     50,000 Government of Chile                                           50,000
            Bonds
            5.500% January 15, 2013
     30,000 Government of China                                           28,761
            Global Bonds
            4.750% October 29, 2013
     25,000 Government of Colombia                                        28,000
            Bonds
            8.125% May 21, 2024
    225,000 Government of Colombia                                       313,313
            Bonds
            10.375% January 28, 2033
     95,000 Government of Ecuador +                                       95,000
            Step Bond 4.000% - 10.000%
            8.950% August 15, 2030
     85,000 Government of El Salvador                                     94,350
            Bonds
            7.750% January 24, 2023
     20,000 Government of El Salvador                                     22,650
            Bonds
            8.250% April 10, 2032
     25,000 Government of Malaysia                                        27,182
            Bonds
            7.500% July 15, 2011
    150,000 Government of Malaysia                                       164,037
            Notes
            8.750% June 1, 2009
    455,000 Government of Mexico                                         474,793
            Global Notes
            6.625% March 3, 2015
    235,000 Government of Mexico                                         276,125
            Notes
            8.125% December 30, 2019
    175,000 Government of Mexico                                         204,575
            Notes
            8.000% September 24, 2022
    297,000 Government of Mexico                                         304,425
            Notes
            6.375% January 16, 2013
     50,000 Government of Panama                                          53,000
            Notes
            7.250% March 15, 2015
    100,000 Government of Panama                                         126,750
            Global Bonds
            9.375% April 1, 2029
    100,000 Government of Peru                                            98,250
            Bonds
            7.350% July 21, 2025
    110,000 Government of Peru                                           124,300
            Global Notes
            9.125% February 21, 2012
     24,000 Government of Peru                                            26,760
            Bonds
            8.750% November 21, 2033
     20,000 Government of Peru                                            21,700
            Global Bonds
            8.375% May 3, 2016
     59,250 Government of Peru +                                          56,288
            Step Bond 4.000% - 5.000%
            1.680% March 7, 2017
     67,900 Government of Peru ++                                         63,996
            Collateralized Notes
            6.020% March 7, 2017
    205,000 Government of Russia                                         365,679
            Unsubordinated Notes
            12.750% June 24, 2028
     44,444 Government of Russia                                          47,009
            Unsubordinated Notes
            8.250% March 31, 2010
    260,000 Government of Russia +                                       285,272
            Step Bond 2.250% - 7.500%
            5.940% March 31, 2030
     25,000 Government of South Africa                                    27,438
            Notes
            9.125% May 19, 2009
     65,000 Government of South Africa                                    68,331
            Notes
            6.500% June 2, 2014
    150,000 Government of Turkey                                         151,500
            Notes
            7.000% June 5, 2020
     75,000 Government of Turkey                                          77,719
            Notes
            7.375% February 5, 2025
     45,000 Government of Turkey                                          53,100
            Notes
            9.500% January 15, 2014
     75,000 Government of Turkey                                         115,781
            Senior Unsubordinated Notes
            11.875% January 15, 2030
    125,000 Government of Turkey                                         130,156
            Notes
            7.250% March 15, 2015
     50,000 Government of Venezuela                                       48,425
            Unsubordinated Notes
            5.375% August 7, 2010
     50,000 Government of Venezuela                                       53,975
            Notes
            7.650% April 21, 2025
    165,000 Government of Venezuela                                      205,755
            Global Notes
            10.750% September 19, 2013
                                                                      $6,330,535

GOLD, METALS & MINING --- 0.79%
    375,000 Alpha Natural Resources LLC                                  412,500
            Company Guaranteed Notes
            10.000% June 1, 2012
    450,000 IMCO Recycling Inc                                           496,125
            Senior Notes
            10.375% October 15, 2010
    260,000 Rathgibson Inc #                                             271,700
            Senior Notes
            11.250% February 15, 2014
                                                                      $1,180,325

HEALTH CARE RELATED --- 4.90%
    450,000 AmeriPath Inc                                                474,750
            Company Guaranteed Notes
            10.500% April 1, 2013
    515,000 Community Health Systems Inc                                 498,906
            Senior Subordinated Notes
            6.500% December 15, 2012
    600,000 DaVita Inc                                                   603,000
            Senior Subordinated Notes
            7.250% March 15, 2015
    250,000 HCA Inc                                                      247,193
            Notes
            7.690% June 15, 2025
    225,000 HCA Inc                                                      218,987
            Notes
            6.375% January 15, 2015
    700,000 HCA Inc                                                      638,513
            Debentures
            7.050% December 1, 2027
    500,000 IASIS Healthcare                                             500,000
            Senior Subordinated Notes
            8.750% June 15, 2014
    590,000 Leiner Health Products Inc                                   578,938
            Senior Subordinated Notes
            11.000% June 1, 2012
    220,000 National Nephrology Associates Inc #                         241,549
            Senior Subordinated Notes
            9.000% November 1, 2011
    300,000 Psychiatric Solutions Inc                                    305,250
            Company Guaranteed Notes
            7.750% July 15, 2015
    259,000 Psychiatric Solutions Inc                                    289,433
            Senior Subordinated Notes
            10.625% June 15, 2013
  1,830,000 Tenet Healthcare Corp                                      1,852,875
            Senior Notes
            9.875% July 1, 2014
    275,000 Tenet Healthcare Corp #                                      275,688
            Senior Notes
            9.250% February 1, 2015
    600,000 Triad Hospitals Inc                                          591,000
            Senior Subordinated Notes
            7.000% November 15, 2013
                                                                      $7,316,082

HOMEBUILDING --- 0.65%
    595,000 DR Horton Inc                                                631,199
            Company Guaranteed Bonds
            8.500% April 15, 2012
    345,000 Hovnanian Enterprises Inc ^^                                 340,123
            Company Guaranteed Notes
            7.500% May 15, 2016
                                                                        $971,322

HOTELS/MOTELS --- 2.95%
    550,000 Gaylord Entertainment Co                                     536,250
            Senior Notes
            6.750% November 15, 2014
    450,000 Hilton Hotels Corp                                           478,283
            Notes
            7.625% December 1, 2012
    720,000 Inn of the Mountain Gods ^^                                  777,600
            Senior Notes
            12.000% November 15, 2010
    425,000 Las Vegas Sands Corp ^^                                      408,000
            Senior Notes
            6.375% February 15, 2015
    800,000 MGM Mirage Inc                                               799,000
            Senior Notes
            6.750% September 1, 2012
    300,000 MGM Mirage Inc ^^                                            316,500
            Company Guaranteed Bonds
            8.375% February 1, 2011
    525,000 Starwood Hotels & Resorts Worldwide Inc                      570,938
            Company Guaranteed Notes
            7.875% May 1, 2012
    500,000 Turning Stone Casino Resort Enterprise #                     520,000
            Senior Notes
            9.125% December 15, 2010
                                                                      $4,406,571

HOUSEHOLD GOODS --- 1.02%
    950,000 Norcraft Holdings +                                          750,500
            Step Bond 0% - 9.750%
            9.850% September 1, 2012
    500,000 Sealy Mattress Co ^^                                         522,500
            Senior Subordinated Notes
            8.250% June 15, 2014
     50,000 Simmons Bedding Co + ^^                                       32,000
            Step Bond 0% -10.000%
            11.150% December 15, 2014
    225,000 Simmons Bedding Co ^^                                        217,688
            Senior Subordinated Notes
            7.875% January 15, 2014
                                                                      $1,522,688

INDEPENDENT POWER PRODUCTS --- 1.81%
    540,000 AES China Generating Co Ltd                                  543,014
            Bonds
            8.250% June 26, 2010
    425,000 Mirant North America LLC #                                   433,500
            Senior Notes
            7.375% December 31, 2013
    225,000 NRG Energy Inc                                               228,656
            Company Guaranteed Notes
            7.250% February 1, 2014
  1,460,000 NRG Energy Inc                                             1,491,025
            Company Guaranteed Notes
            7.375% February 1, 2016
                                                                      $2,696,195

INSURANCE RELATED --- 0.68%
    375,000 Vanguard Health Holding I + ^^                               273,750
            Step Bond 0% -11.250%
            10.070% October 1, 2015
    725,000 Vanguard Health Holdings Co II                               741,313
            Senior Subordinated Notes
            9.000% October 1, 2014
                                                                      $1,015,063

INVESTMENT BANK/BROKERAGE FIRM --- 0.28%
     85,000 E*TRADE Financial Corp                                        86,700
            Senior Notes
            7.375% September 15, 2013
    315,000 E*TRADE Financial Corp                                       332,325
            Senior Unsecured Notes
            7.875% December 1, 2015
                                                                        $419,025

LEISURE & ENTERTAINMENT --- 4.43%
    375,000 AMC Entertainment Inc #                                      387,188
            Company Guaranteed notes
            11.000% February 1, 2016
    325,000 Boyd Gaming Corp                                             324,188
            Senior Subordinated Notes
            6.750% April 15, 2014
    750,000 Cinemark Inc +                                               573,750
            Step Bond 0% - 9.750%
            9.490% March 15, 2014
    500,000 Herbst Gaming Inc                                            519,375
            Senior Subordinated Notes
            8.125% June 1, 2012
    230,000 Kerzner International Ltd ^^                                 242,075
            Senior Subordinated Notes
            6.750% October 1, 2015
    950,000 Mohegan Tribal Gaming                                        945,250
            Senior Subordinated Notes
            6.375% July 15, 2009
    375,000 Mohegan Tribal Gaming                                        392,813
            Senior Subordinated Notes
            8.000% April 1, 2012
    550,000 Penn National Gaming Inc                                     550,000
            Senior Subordinated Notes
            6.750% March 1, 2015
    500,000 Pinnacle Entertainment Inc                                   523,750
            Senior Subordinated Notes
            8.250% March 15, 2012
    575,000 Seneca Gaming Corp                                           580,750
            Senior Notes
            7.250% May 1, 2012
    300,000 Six Flags Inc                                                302,250
            Senior Notes
            9.750% April 15, 2013
    975,000 Station Casinos Inc                                          964,031
            Senior Subordinated Notes
            6.500% February 1, 2014
    300,000 Tunica Biloxi Gaming Authority #                             312,000
            Senior Unsecured Notes
            9.000% November 15, 2015
                                                                      $6,617,420

MACHINERY --- 1.03%
    800,000 Case New Holland Inc                                         854,000
            Senior Notes
            9.250% August 1, 2011
    300,000 Nell AF SARL # ^^                                            297,750
            Senior Notes
            8.375% August 15, 2015
    360,000 Terex Corp                                                   379,800
            Company Guaranteed Notes
            10.375% April 1, 2011
                                                                      $1,531,550

MANUFACTURING --- 0.94%
    225,000 Blount Inc                                                   234,000
            Senior Subordinated Notes
            8.875% August 1, 2012
    450,000 Collins & Aikman Floor Cover                                 425,250
            Company Guaranteed Notes
            9.750% February 15, 2010
    125,000 Jacuzzi Brands Inc                                           134,063
            Secured Notes
            9.625% July 1, 2010
    105,000 Metals USA Inc #                                             115,500
            Secured Notes
            11.125% December 1, 2015
    450,000 Mueller Group Inc                                            492,750
            Senior Subordinated Notes
            10.000% May 1, 2012
                                                                      $1,401,563

MISCELLANEOUS --- 0.63%
    300,000 Invensys PLC # ^^                                            318,750
            Senior Notes
            9.875% March 15, 2011
    500,000 Playtex Products Inc                                         522,500
            Company Guaranteed Notes
            9.375% June 1, 2011
     16,000 Spectrum Brands Inc                                           13,920
            Company Guarnateed Notes
            7.375% February 1, 2015
     95,000 Spectrum Brands Inc ^^                                        87,875
            Senior Subordinated Notes
            8.500% October 1, 2013
                                                                        $943,045

OFFICE EQUIPMENT & SUPPLIES --- 0.77%
    225,000 Xerox Capital Trust I                                        232,875
            Company Guaranteed Notes
            8.000% February 1, 2027
    350,000 Xerox Corp                                                   362,250
            Senior Notes
            7.125% June 15, 2010
    560,000 Xerox Corp                                                   555,800
            Senior Notes
            6.400% March 15, 2016
                                                                      $1,150,925

OIL & GAS --- 9.28%
    285,000 Belden & Blake Corp                                          293,550
            Secured Notes
            8.750% July 15, 2012
    550,000 Chaparral Energy Inc #                                       572,000
            Senior Notes
            8.500% December 1, 2015
    200,000 Chesapeake Energy Corp                                       195,500
            Company Guaranteed Notes
            6.250% January 15, 2018
    250,000 Chesapeake Energy Corp                                       261,250
            Senior Notes
            7.500% September 15, 2013
    650,000 Chesapeake Energy Corp                                       664,625
            Senior Notes
            7.000% August 15, 2014
     50,000 Chesapeake Energy Corp                                        49,875
            Company Guaranteed Notes
            6.625% January 15, 2016
    216,000 Dresser-Rand Group Inc #                                     220,320
            Senior Subordinated Notes
            7.375% November 1, 2014
    600,000 EXCO Resources Inc                                           597,000
            Company Guaranteed Notes
            7.250% January 15, 2011
    895,000 El Paso Corp                                                 899,475
            Senior Notes
            7.800% August 1, 2031
    545,000 El Paso Corp                                                 547,044
            Senior Notes
            7.000% May 15, 2011
    800,000 El Paso Corp                                                 833,000
            Notes
            7.875% June 15, 2012
    600,000 Energy Partners Ltd                                          613,500
            Company Guaranteed Notes
            8.750% August 1, 2010
    415,000 Forest Oil Corp                                              446,125
            Senior Notes
            8.000% December 15, 2011
    685,000 Forest Oil Corp                                              710,688
            Senior Notes
            8.000% June 15, 2008
    175,000 Hanover Compressor Co                                        188,125
            Senior Notes
            9.000% June 1, 2014
    715,000 Hanover Compressor Co ^^                                     687,294
            Convertible
            4.750% March 15, 2008
    275,000 Holly Energy Partners LP                                     259,875
            Senior Notes
            6.250% March 1, 2015
    575,000 Kerr-McGee Corp                                              601,137
            Notes
            6.875% September 15, 2011
    765,000 Pogo Producing Co                                            755,438
            Senior Subordinated Notes
            6.875% October 1, 2017
     75,000 SemGroup LP #                                                 76,500
            Senior Notes
            8.750% November 15, 2015
    500,000 Stone Energy Corp                                            502,500
            Senior Subordinated Notes
            8.250% December 15, 2011
    459,000 Swift Energy Co                                              489,983
            Senior Subordinated Notes
            9.375% May 1, 2012
    550,000 Universal Compression Inc                                    558,250
            Senior Notes
            7.250% May 15, 2010
    450,000 Vintage Petroleum Inc                                        467,931
            Senior Subordinated Notes
            7.875% May 15, 2011
    270,000 Whiting Petroleum Corp                                       267,300
            Company Guaranteed Notes
            7.000% January 1, 2014
  1,765,000 Williams Cos Inc                                           2,065,050
            Notes
            8.750% March 15, 2032
     30,000 Williams Gas Pipelines Central Inc #                          30,336
            Senior Notes
            7.375% November 15, 2006
                                                                     $13,853,671

PAPER & FOREST PRODUCTS --- 2.39%
    325,000 Abitibi-Consolidated Inc ^^                                  316,875
            Senior Notes
            8.375% April 1, 2015
    300,000 Abitibi-Consolidated Inc ^^                                  289,500
            Notes
            7.750% June 15, 2011
    375,000 Appleton Papers Inc                                          372,188
            Senior Subordinated Notes
            9.750% June 15, 2014
    225,000 Buckeye Technologies Inc                                     226,688
            Senior Notes
            8.500% October 1, 2013
    250,000 Buckeye Technologies Inc                                     241,250
            Senior Subordinated Notes
            8.000% October 15, 2010
    750,000 Domtar Inc ^^                                                615,000
            Notes
            5.375% December 1, 2013
    170,000 NewPage Corp                                                 178,500
            Notes
            10.000% May 1, 2012
    745,000 NewPage Corp                                                 774,800
            Senior Subordinated Notes
            12.000% May 1, 2013
    500,000 Norske Skog Canada Ltd                                       502,500
            Company Guaranteed Notes
            8.625% June 15, 2011
                                                                      $3,517,301

PHARMACEUTICALS --- 0.23%
    340,000 Angiotech Pharmaceuticals Inc #                              343,400
            Senior Subordinated Notes
            7.750% April 1, 2014
                                                                        $343,400

POLLUTION CONTROL --- 0.50%
    569,000 Allied Waste North America Inc                               613,809
            Company Guaranteed Notes
            9.250% September 1, 2012
    125,000 Allied Waste North America Inc                               130,469
            Senior Notes
            7.875% April 15, 2013
                                                                        $744,278

PRINTING & PUBLISHING --- 1.73%
    450,000 CBD Media Inc                                                456,188
            Company Guaranteed Notes
            8.625% June 1, 2011
    500,000 Cadmus Communications Corp                                   502,500
            Senior Notes
            8.375% June 15, 2014
    375,000 Cenveo Corp                                                  366,563
            Senior Subordinated Notes
            7.875% December 1, 2013
    200,000 Cenveo Corp                                                  215,250
            Senior Subordinated Notes
            9.625% March 15, 2012
    320,000 Dex Media West                                               354,000
            Senior Subordinated Notes
            9.875% August 15, 2013
    410,000 PRIMEDIA Inc                                                 399,750
            Company Guaranteed Notes
            8.875% May 15, 2011
    300,000 Quebecor World Capital Corp # ^^                             292,586
            Senior Notes
            8.750% March 15, 2016
                                                                      $2,586,837

RAILROADS --- 0.28%
    385,000 Grupo Transportacion Ferroviaria Mexicana SA de CV           423,500
            Senior Notes
            9.375% May 1, 2012
                                                                        $423,500

REAL ESTATE --- 1.97%
    500,000 Felcor Lodging LP REIT ++                                    547,500
            Company Guaranteed Notes
            6.790% June 1, 2011
  1,000,000 Host Marriott LP REIT                                      1,017,500
            Senior Notes
            7.125% November 1, 2013
     25,000 Host Marriott LP REIT                                         24,594
            Senior Notes
            6.375% March 15, 2015
    380,000 Host Marriott LP REIT #                                      379,525
            Senior Notes
            6.750% June 1, 2016
    410,000 Kimball Hill Homes Inc #                                     389,500
            Senior Subordinated Notes
            10.500% December 15, 2012
    500,000 MeriStar Hospitality Corp REIT ^^                            578,750
            Company Guaranteed Notes
            9.125% January 15, 2011
                                                                      $2,937,369

RESTAURANTS --- 0.44%
    250,000 Carrols Corp                                                 251,250
            Company Guaranteed Notes
            9.000% January 15, 2013
    315,000 Denny's Corp Holdings Inc                                    325,238
            Company Guaranteed Notes
            10.000% October 1, 2012
     85,000 EPL Finance Corp #                                            87,125
            Senior Unsecured Notes
            11.750% November 15, 2013
                                                                        $663,613

RETAIL --- 1.72%
    435,000 Brookstone Co Inc #                                          400,200
            Secured Notes
            12.000% October 15, 2012
    605,000 Delhaize America Inc                                         699,794
            Company Guaranteed Bonds
            9.000% April 15, 2031
    500,000 Jean Coutu Group PJC Inc ^^                                  458,750
            Senior Subordinated Notes
            8.500% August 1, 2014
    200,000 Neiman Marcus Group Inc # ^^                                 212,500
            Senior Subordinated Notes
            10.375% October 15, 2015
    325,000 Riddell Bell Holdings ^^                                     327,438
            Senior Subordinated Notes
            8.375% October 1, 2012
    290,000 Saks Inc ^^                                                  299,425
            Company Guaranteed Notes
            8.250% November 15, 2008
    170,000 Suburban Propane Partners LP ^^                              163,200
            Senior Notes
            6.875% December 15, 2013
                                                                      $2,561,307

SPECIALIZED SERVICES --- 4.82%
    235,000 Affinion Group Inc #                                         238,525
            Company Guaranteed Notes
            10.125% October 15, 2013
    525,000 Allied Security Escrow                                       498,750
            Senior Subordinated Notes
            11.375% July 15, 2011
    300,000 CCM Merger Inc #                                             298,500
            Notes
            8.000% August 1, 2013
    150,000 Chukchansi Economic Development Authority #                  153,750
            Senior Notes
            8.000% November 15, 2013
    275,000 Corrections Corp of America                                  270,531
            Senior Notes
            6.250% March 15, 2013
    324,000 Global Cash Finance Corp                                     347,895
            Senior Subordinated Notes
            8.750% March 15, 2012
  1,285,000 Hertz Corp # ^^                                            1,394,225
            Senior Subordinated Notes
            10.500% January 1, 2016
    625,000 Iron Mountain Inc                                            650,000
            Company Guaranteed Bonds
            8.625% April 1, 2013
    500,000 Iron Mountain Inc                                            503,750
            Company Guaranteed Bonds
            7.750% January 15, 2015
    550,000 Lamar Media Corp                                             547,250
            Company Guaranteed Notes
            6.625% August 15, 2015
    240,000 NationsRent Inc                                              259,200
            Company Guaranteed Notes
            9.500% May 1, 2015
    725,000 R H Donnelley Corp #                                         754,000
            Senior Notes
            8.875% January 15, 2016
    175,000 R H Donnelley Corp #                                         163,625
            Senior Discount Notes
            6.875% January 15, 2013
    300,000 R H Donnelley Corp # ^^                                      280,500
            Senior Discount Notes
            6.875% January 15, 2013
    325,000 Scientific Games Corp                                        318,094
            Senior Subordinated Notes
            6.250% December 15, 2012
    500,000 Vertis Inc                                                   512,500
            Secured Notes
            9.750% April 1, 2009
                                                                      $7,191,095

TELEPHONE & TELECOMMUNICATIONS --- 5.34%
    325,000 American Tower Corp                                          338,000
            Senior Notes
            7.125% October 15, 2012
    270,000 American Tower Corp                                          282,825
            Senior Notes
            7.500% May 1, 2012
    500,000 Centennial Cellular                                          546,250
            Company Guaranteed Notes
            10.125% June 15, 2013
    270,000 Cincinnati Bell Inc                                          267,300
            Company Guaranteed Notes
            7.000% February 15, 2015
     25,000 Dobson Cellular Systems                                       26,438
            Secured Notes
            8.375% November 1, 2011
    400,000 Hawaiian Telcom Communications Inc # ^^                      396,000
            Senior Subordinated Notes
            12.500% May 1, 2015
    175,000 Intelsat Subsidiary Holding Co Ltd ++                        177,844
            Company Guaranteed Notes
            7.230% January 15, 2012
    825,000 LCI International Inc                                        833,250
            Senior Notes
            7.250% June 15, 2007
    585,000 NTL Cable PLC ^^                                             599,625
            Senior Notes
            8.750% April 15, 2014
  1,400,000 Nextel Communications Inc                                  1,444,484
            Senior Notes
            6.875% October 31, 2013
    300,000 Nextel Communications Inc                                    314,621
            Senior Notes
            7.375% August 1, 2015
     10,000 Qwest Communications International Inc ^^                     10,300
            Company Guaranteed Notes
            7.500% February 15, 2014
    965,000 Qwest Corp                                                   926,400
            Debentures
            6.875% September 15, 2033
    675,000 Qwest Corp +                                                 754,313
            Step Bond 8.875% - 9.125%
            6.460% March 15, 2012
    500,000 US Unwired Inc                                               560,625
            Secured Notes
            10.000% June 15, 2012
    450,000 Ubiquitel Operating Co                                       491,625
            Senior Notes
            9.875% March 1, 2011
                                                                      $7,969,900

TEXTILES --- 0.87%
     50,000 Levi Strauss & Co                                             52,625
            Senior Notes
            9.750% January 15, 2015
     20,000 Levi Strauss & Co #                                           20,050
            Senior Notes
            8.875% April 1, 2016
    125,000 Levi Strauss & Co ++ ^^                                      129,375
            Senior Notes
            7.560% April 1, 2012
    475,000 Levi Strauss & Co ^^                                         539,719
            Senior Notes
            12.250% December 15, 2012
    275,000 Oxford Industries Inc                                        283,250
            Senior Notes
            8.875% June 1, 2011
    275,000 Quicksilver Inc                                              267,438
            Company Guaranteed Notes
            6.875% April 15, 2015
                                                                      $1,292,457

TRANSPORTATION --- 0.77%
    215,000 OMI Corp                                                     219,838
            Senior Notes
            7.625% December 1, 2013
    850,000 Teekay Shipping Corp                                         935,000
            Senior Notes
            8.875% July 15, 2011
                                                                      $1,154,838

UTILITIES --- 4.16%
    245,000 AES Corp                                                     257,250
            Senior Notes
            7.750% March 1, 2014
    985,000 AES Corp #                                                 1,068,725
            Secured Notes
            9.000% May 15, 2015
  1,700,000 ANR Pipeline Inc                                           2,081,718
            Debentures
            9.625% November 1, 2021
    585,000 CMS Energy Corp                                              622,294
            Senior Notes
            9.875% October 15, 2007
  1,550,000 Dynegy Holdings Inc ^^                                     1,495,750
            Senior Notes
            6.875% April 1, 2011
    665,000 Transcontinental Gas Pipe Line Corp                          688,275
            Notes
            7.000% August 15, 2011
                                                                      $6,214,012

TOTAL BONDS --- 95.22%                                              $142,179,132
(Cost $142,121,427)

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

FOREIGN GOVERNMENTS --- 0.01%
             Government of Mexico (warrants)
        100    (exercise date of 09/01/06 at $35.00)                       7,500
          100  (exercise date of 10/10/06 at $25.00)                       4,800
          100  (exercise date of 11/09/06 at $22.50)                       3,000

TOTAL COMMON STOCK --- 0.01%                                             $15,300
(Cost $8,250)

REPURCHASE AGREEMENTS

  7,120,000  Repurchase agreement(Principal Amount/Value $7,120,000 $7,120,000 with a maturity value of $7,122,836) with Merrill Lynch, 4.78%, dated 03/31/06, to be repurchased at $7,122,836 on 04/03/06, collateralized by Fannie Mae,
                4.84%, 06/22/07, with a value of $7,122,836.

TOTAL SHORT-TERM INVESTMENTS --- 4.77%                                $7,120,000
(Cost $7,120,000)

TOTAL MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO --- 100%     $149,314,432
(Cost $149,258,723)


Legend
# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale. Aggregate cost, fair value, and percentage of net assets of these restricted securities held at March 31, 2006 were $16,505,463, $16,831,372, and 11.10%, respectively.
** Security in default at March 31, 2006.
+ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2006.
++ Represents the current interest rate for variable rate security.
REIT - Real Estate Investment Trust
TRAINS - Targeted Return Index Securities Trust
^^ A portion or all of the security is on loan at March 31, 2006.

Currency Abbreviations
EUR - Euro Dollars

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Effective February 9, 2005, foreign exchange rates are valued utilizing the New York closing rates instead of the London closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio invests in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds. The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2006, the U.S. Federal income tax cost basis was $149,209,661. The Maxim Salomon Brothers High Yield Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,428,884 and gross depreciation of securities in which there was an excess of tax cost over value of $2,324,113, resulting in net appreciation of $104,771.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 0.81%
    250,000 United Technologies Corp                                     241,177
            Notes
            4.375% May 1, 2010
                                                                        $241,177

AGENCY --- 32.54%
  1,635,644 Fannie Mae                                                 1,598,934
            5.500% January 1, 2035
    751,242 Fannie Mae                                                   740,025
            5.500% September 1, 2024
  1,682,558 Fannie Mae                                                 1,641,545
            5.000% February 1, 2020
  1,031,964 Fannie Mae ++                                              1,038,868
            3.511% March 1, 2034
    200,000 Fannie Mae **                                                214,291
            7.250% January 15, 2010
    280,000 Fannie Mae **                                                296,654
            6.625% November 15, 2010
    240,000 Fannie Mae **                                                234,438
            2.375% February 15, 2007
    300,000 Fannie Mae ** ^^                                             284,178
            2.500% June 15, 2008
  2,277,977 Freddie Mac                                                2,193,250
            4.500% February 1, 2013
    734,790 Freddie Mac                                                  726,150
            5.000% July 1, 2011
    230,000 Freddie Mac **                                               229,436
            4.875% March 15, 2007
    210,000 Freddie Mac **                                               219,753
            6.625% September 15, 2009
    260,000 Freddie Mac **                                               263,182
            5.750% April 15, 2008

                                                                      $9,680,704

AGENCY ASSET BACKED --- 0.92%
    274,808 Fannie Mae ++                                                274,954
            Series 2004-T9 Class A1
            3.400% April 25, 2035
                                                                        $274,954

AGENCY MORTGAGED BACKED --- 13.11%
    877,364 Fannie Mae ++                                                878,999
            Series 2004-90 Class F
            4.610% November 25, 2034

  1,660,820 Freddie Mac                                                1,615,793
            Series R001 Class AE
            4.375% April 15, 2015
    919,596 Freddie Mac ++                                               920,296
            Series 2637 Class FA
            4.780% June 15, 2018
    485,804 Freddie Mac ++                                               487,387
            Series 3032 Class FP
            4.270% August 15, 2035
                                                                      $3,902,475

BROADCAST/MEDIA --- 0.80%
    250,000 EW Scripps Co                                                237,333
            Senior Notes
            4.300% June 30, 2010
                                                                        $237,333

CHEMICALS --- 1.60%
    500,000 Dow Chemical #                                               475,094
            Pass Thru Certificates
            4.027% September 30, 2009
                                                                        $475,094

COMMERCIAL MORTGAGED BACKED --- 5.01%
  1,540,229 Banc of America Commercial Mortgage Inc                    1,490,472
            Series 2003-2 Class A1
            3.411% March 11, 2041
                                                                      $1,490,472

COMPUTER SOFTWARE & SERVICES --- 0.82%
    250,000 Oracle Corp #                                                244,174
            Notes
            5.000% January 15, 2011
                                                                        $244,174

ELECTRIC COMPANIES --- 1.66%
    250,000 Carolina Power & Light Co                                    253,470
            Senior Notes
            5.950% March 1, 2009
    250,000 Public Service Electric & Gas Co                             240,960
            1st Mortgage
            4.000% November 1, 2008
                                                                        $494,430

FINANCIAL SERVICES --- 2.40%
    250,000 CIT Group Inc                                                236,264
            Senior Notes
            3.375% April 1, 2009
    250,000 Caterpillar Financial Services Corp                          238,263
            Notes
            3.450% January 15, 2009
    250,000 Citigroup Inc                                                239,197
            Senior Notes
            4.125% February 22, 2010
                                                                        $713,724

FOOD & BEVERAGES --- 1.62%
    250,000 Coca-Cola Enterprises Inc                                    242,912
            Notes
            4.375% September 15, 2009
    250,000 Wm Wrigley Jr Co                                             240,248
            Senior Unsecured Notes
            4.300% July 15, 2010
                                                                        $483,160

INVESTMENT BANK/BROKERAGE FIRM --- 1.88%
    300,000 Goldman Sachs Group LP #                                     305,098
            Notes
            7.200% March 1, 2007
    250,000 Merrill Lynch & Co Inc                                       254,461
            Global Notes
            6.000% February 17, 2009
                                                                        $559,559

OIL & GAS --- 1.55%
    300,000 BP Capital Markets PLC                                       292,406
            Notes
            2.625% March 15, 2007
    166,667 PEMEX Finance Ltd                                            167,808
            Notes
            8.450% February 15, 2007
                                                                        $460,214

OTHER ASSET-BACKED --- 15.11%
  2,000,000 Citibank Credit Card Issuance Trust ++                     2,001,682
            Series 2005-A3 Class A3
            4.910% April 24, 2014
    500,000 MBNA Credit Card Master Note Trust                           490,902
            Series 2005-A6 Class A6
            4.500% January 15, 2013
  2,000,000 MBNA Credit Card Master Note Trust ++                      2,002,179
            Series 2005-A2 Class A2
            4.860% October 15, 2014
                                                                      $4,494,763

PERSONAL LOANS --- 0.83%
    250,000 American Express Credit Corp                                 246,066
            Notes
            5.000% December 2, 2010
                                                                        $246,066

RETAIL --- 1.71%
    250,000 CVS Corp                                                     238,482
            Notes
            4.000% September 15, 2009
    250,000 Target Corp                                                  270,449
            Notes
            7.500% August 15, 2010
                                                                        $508,931

U.S. GOVERNMENTS --- 14.15%
    250,000 United States of America                                     237,891
            3.000% February 15, 2009
    250,000 United States of America                                     243,916
            4.000% June 15, 2009
    400,000 United States of America ^^                                  394,359
            3.125% January 31, 2007
    400,000 United States of America ^^                                  396,625
            3.500% November 15, 2006
    300,000 United States of America ^^                                  290,192
            3.000% February 15, 2008
    400,000 United States of America ^^                                  391,125
            2.250% February 15, 2007
    300,000 United States of America ^^                                  286,828
            2.625% May 15, 2008
    300,000 United States of America ^^                                  291,398
            3.000% November 15, 2007
    230,000 United States of America ^^                                  231,869
            5.000% February 15, 2011
    240,000 United States of America ^^                                  232,922
            4.000% March 15, 2010
  1,000,000 United States of America ^^                                  972,578
            4.500% February 15, 2016
    250,000 United States of America ^^                                  239,765
            3.500% August 15, 2009
                                                                      $4,209,468

TOTAL BONDS --- 96.53%                                               $28,716,698
(Cost $29,261,458)

JOINT REPURCHASE AGREEMENTS

 1,031,000     Undivided interest of 4.9% in joint repurchase 1,031,000
               agreement(Principal Amount/Value $21,240,000 with a maturity value of $21,248,408) with Merrill Lynch, 4.75%, dated 03/31/06, to be repurchased at $1,031,408 on 04/03/06, collateralized by U.S. Agency Mortgages, 5%-5.5%, 6/1/33-10/1/34, with a value of
               $21,666,200.

TOTAL SHORT-TERM INVESTMENTS --- 3.47%                                $1,031,000
(Cost $1,031,000)

TOTAL MAXIM SHORT DURATION BOND PORTFOLIO --- 100%                   $29,747,698
(Cost $30,292,458)

# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value and percentage of net assets of these restricted securities held at March 31, 2006 were $1,046,427, $1,024,366, and 3.43%, respectively.
** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security.
^^ A portion or all of the security is on loan at March 31, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At March 31, 2006, the U.S. Federal income tax cost basis was $30,251,241. The Maxim Short Duration Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $25,669 and gross depreciation of securities in which there was an excess of tax cost over value of $529,212, resulting in net depreciation of $503,543.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 73.09%
  2,986,501 Fannie Mae                                                 2,921,004
            5.500% September 1, 2033
  1,576,528 Fannie Mae                                                 1,601,654
            6.000% March 1, 2017
  1,367,307 Fannie Mae                                                 1,375,425
            6.000% September 1, 2032
  1,261,549 Fannie Mae                                                 1,262,502
            6.000% January 1, 2033
  1,538,226 Fannie Mae                                                 1,502,414
            5.500% April 1, 2035
  1,452,168 Fannie Mae                                                 1,453,075
            6.000% February 1, 2035
    372,856 Fannie Mae                                                   364,058
            5.500% August 1, 2035
  3,527,798 Fannie Mae                                                 3,444,549
            5.500% November 1, 2035
    910,159 Fannie Mae                                                   945,428
            7.000% December 1, 2031
  3,002,749 Fannie Mae                                                 3,090,486
            6.500% January 1, 2032
  1,631,523 Fannie Mae                                                 1,679,194
            6.500% December 1, 2031
    715,378 Fannie Mae                                                   743,098
            7.000% January 1, 2032
  2,194,683 Fannie Mae                                                 2,258,635
            6.500% February 1, 2032
  2,237,679 Fannie Mae                                                 2,307,711
            6.500% February 1, 2017
  1,240,875 Fannie Mae                                                 1,239,389
            6.000% February 1, 2032
         75 Fannie Mae                                                        72
            4.500% March 1, 2019
  2,290,289 Fannie Mae                                                 2,191,899
            4.500% May 1, 2019
 13,744,415 Fannie Mae                                                13,088,103
            5.000% September 1, 2035
      7,853 Fannie Mae                                                     8,277
            7.500% November 1, 2024
     80,150 Fannie Mae                                                    86,244
            8.500% August 1, 2021
  2,723,211 Fannie Mae                                                 2,664,917
            5.500% February 1, 2034
  2,017,911 Fannie Mae                                                 1,972,621
            5.500% October 1, 2034

    374,645 Fannie Mae                                                   379,667
            6.000% May 1, 2013
    132,037 Fannie Mae                                                   145,556
            9.500% September 1, 2020
  1,785,674 Fannie Mae                                                 1,746,054
            5.500% January 1, 2035
  1,431,045 Fannie Mae                                                 1,431,647
            6.000% September 1, 2034
     15,680 Fannie Mae                                                    17,210
            9.500% March 1, 2020
     55,866 Fannie Mae                                                    59,951
            8.500% August 1, 2024
    343,516 Fannie Mae                                                   348,121
            6.000% June 1, 2013
    277,633 Fannie Mae                                                   285,429
            6.500% February 1, 2019
    284,364 Fannie Mae                                                   291,073
            6.500% July 1, 2014
  2,867,465 Fannie Mae                                                 2,804,172
            5.500% December 1, 2033
  4,614,261 Fannie Mae                                                 4,591,751
            5.500% April 1, 2018
  5,279,607 Fannie Mae                                                 5,159,167
            5.000% May 1, 2018
  1,408,511 Fannie Mae                                                 1,378,801
            5.500% April 1, 2033
  8,128,707 Fannie Mae                                                 8,173,247
            6.000% May 1, 2033
  3,274,535 Fannie Mae                                                 3,201,476
            5.500% February 1, 2035
  1,229,491 Fannie Mae                                                 1,236,407
            6.000% September 1, 2033
  3,599,436 Fannie Mae                                                 3,522,386
            5.500% November 1, 2033
    436,824 Fannie Mae                                                   437,898
            6.000% February 1, 2029
    113,717 Fannie Mae                                                   121,821
            8.500% November 1, 2026
    606,936 Fannie Mae                                                   624,575
            6.500% April 1, 2032
  6,531,618 Fannie Mae                                                 6,382,221
            5.000% August 1, 2018
  6,820,859 Fannie Mae                                                 6,671,271
            5.500% July 1, 2033
    524,744 Fannie Mae                                                   545,078
            7.000% February 1, 2031
    380,641 Fannie Mae                                                   395,390
            7.000% September 1, 2031
    211,925 Fannie Mae                                                   222,712
            7.500% September 1, 2031
  1,653,805 Fannie Mae                                                 1,654,690
            6.000% April 1, 2033

  1,167,668 Fannie Mae                                                 1,167,425
            6.000% February 1, 2033
  1,640,518 Fannie Mae                                                 1,641,396
            6.000% August 1, 2033
  1,498,993 Fannie Mae ++                                              1,476,182
            5.027% September 1, 2034
  3,000,000 Federal Home Loan Bank ^^                                  3,005,700
            5.250% June 18, 2014
  1,000,000 Federal Home Loan Bank ^^                                    965,521
            4.500% November 15, 2012
  8,096,280 Freddie Mac                                                7,920,566
            5.500% August 1, 2033
    721,248 Freddie Mac                                                  746,492
            7.000% September 1, 2032
    100,594 Freddie Mac                                                  110,871
            9.500% April 1, 2025
    121,895 Freddie Mac                                                  134,195
            11.000% August 1, 2020
     35,069 Freddie Mac                                                   38,551
            11.000% June 1, 2020
  1,378,601 Freddie Mac                                                1,348,682
            5.500% January 1, 2034
  2,000,000 Freddie Mac                                                1,990,000
            6.000% March 1, 2036
    764,865 Freddie Mac                                                  775,621
            6.000% April 1, 2017
    886,527 Freddie Mac                                                  821,368
            4.500% August 1, 2033
  1,555,176 Freddie Mac                                                1,488,169
            4.500% April 1, 2018
  1,309,075 Freddie Mac                                                1,252,604
            4.500% May 1, 2018
  4,661,508 Freddie Mac                                                4,457,171
            4.500% March 1, 2019
  2,379,072 Freddie Mac                                                2,274,581
            4.500% April 1, 2019
  1,765,308 Freddie Mac                                                1,755,379
            5.500% April 1, 2019
     21,106 Freddie Mac                                                   22,677
            9.500% September 1, 2020
 12,649,906 Freddie Mac                                               12,038,950
            5.000% August 1, 2035
  1,962,974 Freddie Mac                                                1,921,568
            5.500% September 1, 2033
  2,340,650 Freddie Mac                                                2,289,850
            5.500% May 1, 2033
  1,706,889 Freddie Mac                                                1,713,557
            6.000% February 1, 2035
  1,822,650 Freddie Mac                                                1,784,488
            5.500% February 1, 2035
    112,533 Freddie Mac                                                  122,987
            9.000% December 1, 2014
     39,464 Freddie Mac                                                   43,238
            9.500% June 1, 2020
  1,746,006 Freddie Mac                                                1,751,190
            6.000% December 1, 2032

    170,021 Freddie Mac                                                  169,945
            6.000% February 1, 2009
  1,333,996 Freddie Mac                                                1,286,753
            5.000% April 1, 2023
    407,820 Freddie Mac                                                  405,908
            5.500% March 1, 2017
  1,367,945 Freddie Mac                                                1,339,090
            5.500% November 1, 2033
  1,402,979 Freddie Mac                                                1,372,529
            5.500% December 1, 2033
  3,176,837 Freddie Mac                                                3,106,477
            5.500% October 1, 2034
    951,980 Freddie Mac                                                  909,290
            4.500% September 1, 2020
    878,945 Freddie Mac                                                  874,819
            5.000% July 1, 2009
    589,272 Freddie Mac                                                  623,339
            7.500% March 1, 2032
    925,840 Freddie Mac                                                  952,169
            6.500% January 1, 2032
    234,297 Ginnie Mae                                                   244,459
            7.000% November 15, 2026
    277,963 Ginnie Mae                                                   289,804
            7.000% January 15, 2024
  7,659,759 Ginnie Mae                                                 7,430,500
            5.000% June 15, 2033
    399,902 Ginnie Mae                                                   405,300
            6.000% May 15, 2028
     86,282 Ginnie Mae                                                    91,555
            8.000% May 15, 2017
    293,767 Ginnie Mae                                                   314,157
            8.000% March 15, 2025
     14,386 Ginnie Mae II                                                 15,317
            8.000% November 20, 2023
      3,354 Ginnie Mae II                                                  3,626
            8.500% December 20, 2025
      8,628 Ginnie Mae II                                                  9,253
            8.500% January 20, 2026
      2,581 Ginnie Mae II                                                  2,767
            8.500% June 20, 2026
     35,336 Ginnie Mae II                                                 37,892
            8.500% December 20, 2026
  1,633,418 Ginnie Mae II                                              1,613,419
            5.500% November 20, 2034
  1,983,643 Ginnie Mae II                                              1,914,690
            5.000% December 20, 2035
      6,250 Ginnie Mae II                                                  6,665
            8.000% August 20, 2025
      4,522 Ginnie Mae II                                                  4,849
            8.500% May 20, 2026
      7,362 Ginnie Mae II                                                  7,894
            8.500% July 20, 2026
  2,221,201 Ginnie Mae II                                              2,145,575
            5.000% February 20, 2034
                                                                    $178,665,546

AGENCY MORTGAGED BACKED --- 10.97%
  3,000,000 Fannie Mae                                                 2,886,754
            Series 2003-24 Class VM
            5.500% November 25, 2021
    865,985 Fannie Mae ++                                                865,867
            Series 2005-86 Class FC
            4.720% October 25, 2035
     36,181 Fannie Mae ++                                                 36,190
            Series 2004-W8 Class 1AF
            4.310% June 25, 2044
  2,000,000 Freddie Mac                                                1,943,075
            Series 2843 Class VB
            5.500% August 15, 2023
  1,201,694 Freddie Mac                                                1,171,887
            Series 2974 Class VM
            5.000% May 15, 2016
  1,866,494 Freddie Mac                                                1,841,739
            Series R003 Class AG
            5.125% October 15, 2015
    919,596 Freddie Mac ++                                               920,296
            Series 2637 Class FA
            4.780% June 15, 2018
  1,000,000 US Department of Veterans Affairs                          1,001,523
            Series 2003-1 Class G
            5.750% March 15, 2030
  2,500,000 US Department of Veterans Affairs                          2,499,023
            Series 2003-1 Class E
            5.750% April 15, 2027
  2,183,116 US Department of Veterans Affairs                          2,207,591
            Series 2002-1 Class 1A
            6.000% October 15, 2031
    113,601 US Department of Veterans Affairs                            113,362
            Series 1993-3 Class 2K
            6.250% November 15, 2012
  9,000,000 US Department of Veterans Affairs                          8,968,711
            Series 2003-2 Class D
            5.000% November 15, 2023
  2,372,443 US Department of Veterans Affairs ++                       2,363,348
            Series 1993-3 Class 1
            5.842% September 15, 2023
                                                                     $26,819,366

COMMERCIAL MORTGAGED BACKED --- 4.92%
  4,438,439 ABN AMRO Mortgage Corp                                     4,329,164
            Series 2003-13 Class A2
            5.500% February 25, 2018
  1,000,000 Banc of America Commercial Mortgage Inc                      983,184
            Series 2005-1 Class A3
            4.877% November 10, 2042
  1,000,000 GS Mortgage Securities Corp II                               956,331
            Series 2005-GG4 Class AABA
            4.680% July 10, 2039
  1,991,338 JP Morgan Chase Commercial Mortgage Securities Co          1,943,375
            Series 2004-C2 Class A1
            4.278% May 15, 2041

  1,680,000 JP Morgan Chase Commercial Mortgage Securities Co          1,633,469
            Series 2002-C3 Class A2
            4.994% July 12, 2035
  1,228,631 LB-UBS Commercial Mortgage Trust                           1,187,754
            Series 2003-C1 Class A1
            2.720% March 15, 2027
  1,000,000 Morgan Stanley Capital I                                     981,727
            Series 2005-IQ10 Class AAB
            5.178% September 15, 2042
                                                                     $12,015,004

SUPRANATIONALS --- 1.20%
  5,000,000 International Bank for Reconstruction & Development ~      2,930,165
            Zero Coupon
            4.830% February 15, 2016
                                                                      $2,930,165

U.S. GOVERNMENTS --- 8.52%
  1,000,000 United States of America ^^                                1,026,797
            5.250% November 15, 2028
  2,000,000 United States of America ^^                                2,053,594
            5.250% February 15, 2029
  6,900,000 United States of America ^^                                6,466,321
            4.000% February 15, 2015
  4,400,000 United States of America ^^                                4,200,627
            3.625% June 15, 2010
    800,000 United States of America ^^                                  763,500
            3.375% September 15, 2009
  1,500,000 United States of America ^^                                1,442,695
            4.250% August 15, 2013
  5,000,000 United States of America ^^                                4,862,890
            4.500% February 15, 2016
                                                                     $20,816,424

TOTAL BONDS --- 98.70%                                              $241,246,505
(Cost $248,820,075)

JOINT REPURCHASE AGREEMENTS

 3,169,000     Undivided interest of 14.9% in joint repurchase 3,169,000
               agreement(Principal Amount/Value $21,240,000 with a maturity value of $21,248,408) with Merrill Lynch, 4.75%, dated 03/31/06, to be repurchased at $3,170,254 on 04/03/06, collateralized by U.S. Agency Mortgages, 5%-5.5%, 6/1/33-10/1/34, with a value of
               $21,666,200.

TOTAL SHORT-TERM INVESTMENTS --- 1.30%                                $3,169,000
(Cost $3,169,000)

TOTAL MAXIM U.S.GOVERNMENT MORTGAGE SECURITIES PORTFOLIO --- 100%   $244,415,505
(Cost $251,989,075)

** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security.
^^ A portion or all of the security is on loan at March 31, 2006.
~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At March 31, 2006, the U.S. Federal income tax cost basis was $251,924,122. The Maxim U.S. Government Mortgage Securities Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $350,807 and gross depreciation of securities in which there was an excess of tax cost over value of $7,859,426, resulting in net depreciation of $7,508,619.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 78.74%
    363,878 Fannie Mae                                                   362,039
            5.500% January 1, 2018
  1,339,256 Fannie Mae                                                 1,309,541
            5.500% January 1, 2035
    713,806 Fannie Mae                                                   702,944
            5.027% September 1, 2034
  1,419,040 Fannie Mae                                                 1,386,003
            5.500% April 1, 2035
  1,696,754 Fannie Mae                                                 1,656,714
            5.500% August 1, 2035
    293,763 Fannie Mae                                                   286,831
            5.500% November 1, 2035
    967,893 Fannie Mae                                                   968,951
            6.000% September 1, 2035
  1,976,571 Fannie Mae                                                 1,977,806
            6.000% December 1, 2035
    238,959 Fannie Mae                                                   246,464
            6.500% February 1, 2017
  5,166,369 Fannie Mae                                                 4,919,669
            5.000% September 1, 2035
     82,530 Fannie Mae                                                    90,980
            9.500% September 1, 2020
  1,074,033 Fannie Mae                                                 1,050,478
            5.500% July 1, 2033
  1,170,379 Fannie Mae                                                 1,143,679
            5.000% August 1, 2018
    181,257 Fannie Mae                                                   188,281
            7.000% September 1, 2031
  2,139,962 Fannie Mae                                                 2,202,489
            6.500% January 1, 2032
    360,791 Fannie Mae                                                   374,772
            7.000% December 1, 2031
    528,996 Fannie Mae                                                   544,453
            6.500% December 1, 2031
    863,940 Fannie Mae                                                   844,550
            5.500% April 1, 2034
    521,396 Fannie Mae                                                   509,583
            5.000% June 1, 2018
  1,012,796 Fannie Mae                                                   989,691
            5.000% May 1, 2018
    963,606 Fannie Mae                                                   978,963
            6.000% November 1, 2017
    545,985 Fannie Mae                                                   545,331
            6.000% February 1, 2032

    435,286 Fannie Mae                                                   437,054
            6.000% October 1, 2032
    477,024 Fannie Mae                                                   478,962
            6.000% March 1, 2033
    547,135 Fannie Mae                                                   550,384
            6.000% June 1, 2033
  2,600,000 Federal Home Loan Bank ** ^^                               2,604,940
            5.250% June 18, 2014
    129,436 Freddie Mac                                                  142,497
            11.000% July 1, 2020
    609,405 Freddie Mac                                                  612,071
            6.000% April 1, 2033
    785,190 Freddie Mac                                                  768,627
            5.500% September 1, 2033
     28,797 Freddie Mac                                                   30,411
            10.250% October 1, 2010
    802,435 Freddie Mac                                                  832,527
            7.000% June 1, 2031
    462,655 Freddie Mac                                                  440,607
            5.000% May 1, 2035
  2,553,506 Freddie Mac                                                2,430,179
            5.000% August 1, 2035
    420,811 Freddie Mac                                                  411,672
            5.500% July 1, 2034
    712,060 Freddie Mac                                                  697,262
            5.500% October 1, 2033
    976,064 Freddie Mac                                                  954,880
            5.500% August 1, 2033
    654,537 Freddie Mac                                                  626,302
            4.500% May 1, 2018
  1,212,127 Freddie Mac                                                1,160,035
            4.500% March 1, 2018
  1,070,413 Freddie Mac                                                1,046,227
            5.000% December 1, 2017
  1,220,546 Freddie Mac                                                1,194,057
            5.500% June 1, 2033
  1,170,325 Freddie Mac                                                1,144,925
            5.500% May 1, 2033
  2,000,000 Freddie Mac                                                1,990,000
            6.000% March 1, 2036
    794,209 Freddie Mac                                                  776,619
            5.500% October 1, 2034
    407,820 Freddie Mac                                                  405,908
            5.500% March 1, 2017
    487,727 Freddie Mac                                                  489,175
            6.000% December 1, 2032
    240,416 Freddie Mac                                                  248,831
            7.000% September 1, 2032
    585,964 Freddie Mac                                                  583,213
            5.000% July 1, 2009
     21,898 Freddie Mac                                                   24,135
            9.500% April 1, 2025
    258,751 Ginnie Mae                                                   270,034
            7.000% February 15, 2026
    117,094 Ginnie Mae                                                   122,421
            7.500% October 15, 2013

     87,383 Ginnie Mae                                                    91,135
            7.000% September 15, 2031
    310,862 Ginnie Mae                                                   308,026
            5.500% January 15, 2034
     36,566 Ginnie Mae                                                    39,336
            9.000% July 15, 2018
  1,290,393 Ginnie Mae II                                              1,274,230
            5.500% February 20, 2035
     24,544 Ginnie Mae II                                                 25,575
            7.500% December 20, 2028
     13,459 Ginnie Mae II                                                 14,715
            9.500% May 20, 2022
  2,289,933 Ginnie Mae II                                              2,212,806
            5.000% October 20, 2033
     45,412 Ginnie Mae II                                                 47,319
            7.500% October 20, 2028
    816,709 Ginnie Mae II                                                806,709
            5.500% November 20, 2034
                                                                     $49,574,018

AGENCY MORTGAGED BACKED --- 8.64%
  1,000,000 Fannie Mae                                                   962,251
            Series 2003-24 Class VM
            5.500% November 25, 2021
    865,985 Fannie Mae ++                                                865,867
            Series 2005-86 Class FC
            4.720% October 25, 2035
  2,000,000 US Department of Veterans Affairs                          1,993,047
            Series 2003-2 Class D
            5.000% November 15, 2023
  1,000,000 US Department of Veterans Affairs                          1,001,523
            Series 2003-1 Class G
            5.750% March 15, 2030
    496,163 US Department of Veterans Affairs                            501,725
            Series 2002-1 Class 1A
            6.000% October 15, 2031
    113,601 US Department of Veterans Affairs                            113,362
            Series 1993-3 Class 2K
            6.250% November 15, 2012
                                                                      $5,437,775

COMMERCIAL MORTGAGED BACKED --- 6.15%
  1,000,000 GS Mortgage Securities Corp II                               956,331
            Series 2005-GG4 Class AABA
            4.680% July 10, 2039
  1,991,338 JP Morgan Chase Commercial Mortgage Securities Co          1,943,377
            Series 2004-C2 Class A1
            4.278% May 15, 2041
  1,000,000 JP Morgan Chase Commercial Mortgage Securities Co            972,303
            Series 2002-C3 Class A2
            4.994% July 12, 2035
                                                                      $3,872,011

U.S. GOVERNMENTS --- 5.41%
  1,000,000 United States of America ^^                                1,026,797
            5.250% February 15, 2029

  1,000,000 United States of America ^^                                  972,578
            4.500% February 15, 2016
  1,500,000 United States of America ^^                                1,405,722
            4.000% February 15, 2015
                                                                      $3,405,097

TOTAL BONDS --- 98.94%                                               $62,288,901
(Cost $63,885,754)

JOINT REPURCHASE AGREEMENTS

   670,000  Undivided interest of 3.1% in joint repurchase               670,000
               agreement(Principal Amount/Value $21,240,000 with a maturity value of $21,248,408) with Merrill Lynch, 4.75%, dated
               03/31/06, to be repurchased at $670,265 on 04/03/06,
               collateralized by U.S. Agency Mortgages, 5%-5.5%,
               6/1/33-10/1/34, with a value of $21,666,200.

TOTAL SHORT-TERM INVESTMENTS --- 1.06%                                  $670,000
(Cost $670,000)

TOTAL MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO --- 100%            $62,958,901
(Cost $64,555,754)

Legend
** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security.
^^ A portion or all of the security is on loan at March 31, 2006.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At March 31, 2006, the U.S. Federal income tax cost basis was $64,541,503. The Maxim U.S. Government Securities Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $274,038 and gross depreciation of securities in which there was an excess of tax cost over value of $1,856,642, resulting in net depreciation of $1,582,604.

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED

COMMON STOCK
Shares                                                                                Value ($)
------------------------------------------------------------------------------------------------
839,007         Maxim Ariel MidCap Value Portfolio                             $     19,414,629
537,523         Maxim Ariel Small-Cap Value Portfolio                                 7,396,318
578,672         Maxim Bernstein International Equity Portfolio                        8,460,190
413,700         Maxim INVESCO ADR Portfolio                                           8,360,869
644,426         Maxim Janus Large Cap Growth Portfolio                                9,627,721
332,785         Maxim Loomis Sayles Small-Cap Value Portfolio                         7,530,925
534,603         Maxim MFS(R) International Growth Portfolio                           8,313,085
780,486         Maxim T. Rowe Price Equity/Income Portfolio                          14,673,134
508,148         Maxim T. Rowe Price MidCap Growth Portfolio                           9,868,230
263,788         Maxim Trusco Small-Cap Growth Portfolio                               5,019,884
                                                                                 ---------------

Total Aggressive Profile I Portfolio                                           $     98,664,985
                                                                                 ===============
(Cost of Investments $86,736,007)








MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK
Shares                                                                               Value ($)
-------------------------------------------------------------------------------------------------

     8,916.869 *(2)Great-West Life & Annuity Contract                            $     9,165,384
        88,144    Maxim Ariel MidCap Value Portfolio                                   2,039,655
        48,614    Maxim Bernstein International Equity Portfolio                         710,736
       419,897    Maxim Federated Bond Portfolio                                       4,026,817
       391,684    Maxim Global Bond Portfolio                                          4,046,098
        34,806    Maxim INVESCO ADR Portfolio                                            703,434
       270,847    Maxim Janus Large Cap Growth Portfolio                               4,046,456
        44,722    Maxim MFS(R) International Growth Portfolio                            695,425
       593,123    Maxim Salomon Brothers High Yield Bond Portfolio                     6,103,237
       314,118    Maxim Short Duration Bond Portfolio                                  3,037,517
       109,281    Maxim T. Rowe Price Equity/Income Portfolio                          2,054,481
       351,088    Maxim U.S. Government Mortgage Securities Portfolio                  4,030,488
                                                                                   --------------

Total Conservative Profile I Portfolio                                           $    40,659,728
                                                                                   ==============
(Cost of Investments $39,538,143)












MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK
Shares                                                                               Value ($)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

    34,452,852 *(2)Great-West Life & Annuity Contract                            $    35,409,752
     1,021,928    Maxim Ariel MidCap Value Portfolio                                  23,648,536
       872,989    Maxim Ariel Small-Cap Value Portfolio                               12,012,332
       845,307    Maxim Bernstein International Equity Portfolio                      12,358,393
     1,216,395    Maxim Federated Bond Portfolio                                      11,665,229
     2,269,832    Maxim Global Bond Portfolio                                         23,447,360
       605,022    Maxim INVESCO ADR Portfolio                                         12,227,503
     1,569,770    Maxim Janus Large Cap Growth Portfolio                              23,452,368
       540,515    Maxim Loomis Sayles Small-Cap Value Portfolio                       12,231,857
       781,803    Maxim MFS(R) International Growth Portfolio                         12,157,033
     1,145,995    Maxim Salomon Brothers High Yield Bond Portfolio                    11,792,288
     1,267,578    Maxim T. Rowe Price Equity/Income Portfolio                         23,830,469
       618,971    Maxim T. Rowe Price MidCap Growth Portfolio                         12,020,427
     1,017,138    Maxim U.S. Government Mortgage Securities Portfolio                 11,676,741
                                                                                   --------------
                                                                                   --------------

Total Moderate Profile I Portfolio                                               $   237,930,288
                                                                                   ==============
(Cost of Investments $223,092,730)






MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK
Shares                                                                               Value ($)
-------------------------------------------------------------------------------------------------

    10,530,098 *(2)Great-West Life & Annuity Contract                            $    10,814,059
       936,498    Maxim Ariel MidCap Value Portfolio                                  21,670,553
       799,998    Maxim Ariel Small-Cap Value Portfolio                               11,007,972
     1,033,258    Maxim Bernstein International Equity Portfolio                      15,106,234
       557,374    Maxim Federated Bond Portfolio                                       5,345,214
     2,080,123    Maxim Global Bond Portfolio                                         21,487,673
       738,473    Maxim INVESCO ADR Portfolio                                         14,924,536
     1,438,561    Maxim Janus Large Cap Growth Portfolio                              21,492,095
       495,291    Maxim Loomis Sayles Small-Cap Value Portfolio                       11,208,438
       955,678    Maxim MFS(R) International Growth Portfolio                         14,860,789
     1,050,208    Maxim Salomon Brothers High Yield Bond Portfolio                    10,806,642
     1,742,394    Maxim T. Rowe Price Equity/Income Portfolio                         32,757,049
       567,194    Maxim T. Rowe Price MidCap Growth Portfolio                         11,014,903
       588,884    Maxim Trusco Small-Cap Growth Portfolio                             11,206,458
       466,066    Maxim U.S. Government Mortgage Securities Portfolio                  5,350,439
                                                                                   --------------

Total Moderately Aggressive Profile I Portfolio                                  $   219,053,054
                                                                                   ==============
(Cost of Investments $203,081,812)






MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK
Shares                                                                               Value ($)
-------------------------------------------------------------------------------------------------

    11,388,103 *(2)Great-West Life & Annuity Contract                            $    11,701,009
       112,906    Maxim Ariel MidCap Value Portfolio                                   2,612,650
       192,907    Maxim Ariel Small-Cap Value Portfolio                                2,654,406
       124,793    Maxim Bernstein International Equity Portfolio                       1,824,476
       268,758    Maxim Federated Bond Portfolio                                       2,577,394
       501,529    Maxim Global Bond Portfolio                                          5,180,799
        89,052    Maxim INVESCO ADR Portfolio                                          1,799,733
       346,870    Maxim Janus Large Cap Growth Portfolio                               5,182,234
       119,444    Maxim Loomis Sayles Small-Cap Value Portfolio                        2,703,025
       115,069    Maxim MFS(R) International Growth Portfolio                          1,789,315
       506,425    Maxim Salomon Brothers High Yield Bond Portfolio                     5,211,112
       134,074    Maxim Short Duration Bond Portfolio                                  1,296,497
       140,050    Maxim T. Rowe Price Equity/Income Portfolio                          2,632,949
       136,778    Maxim T. Rowe Price MidCap Growth Portfolio                          2,656,222
       224,744    Maxim U.S. Government Mortgage Securities Portfolio                  2,580,061
                                                                                   --------------

Total Moderately Conservative Profile I Portfolio                                $    52,401,882
                                                                                   ==============
(Cost of Investments $49,725,838)

* Represents amount contributed.
(2)  Security is fair valued at March 31, 2006.

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the GWL&A Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

At March 31, 2006, the U.S. Federal income tax cost basis was $88,922,737. The Maxim Aggressive Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $9,760,926 and gross depreciation of securities in which there was an excess of tax cost over value of $18,679, resulting in net appreciation of $9,742,247.

At March 31, 2006, the U.S. Federal income tax cost basis was $40,064,624. The Maxim Conservative Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,444,017 and gross depreciation of securities in which there was an excess of tax cost over value of $848,913, resulting in net appreciation of $595,104.

At March 31, 2006, the U.S. Federal income tax cost basis was $226,187,265. The Maxim Moderate Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $13,245,573 and gross depreciation of securities in which there was an excess of tax cost over value of $1,503,685, resulting in net appreciation of $11,741,888.

At March 31, 2006, the U.S. Federal income tax cost basis was $207,010,947. The Maxim Moderately Aggressive Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $13,149,943 and gross depreciation of securities in which there was an excess of tax cost over value of $1,107,881, resulting in net appreciation of $12,042,062.

At March 31, 2006, the U.S. Federal income tax cost basis was $50,735,617. The Maxim Moderately Conservative Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,403,758 and gross depreciation of securities in which there was an excess of tax cost over value of $737,494, resulting in net appreciation of $1,666,264.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the period ended March 31, 2006, in which the issuer was an affiliate of a Portfolio, is included on the following pages:




                                                         Market                                                            Market
                                           Shares        Value       Purchase      Sales      Realized    Dividends        Value
              Affiliate                     Held       12/31/2005      Cost        Cost      Gain/(Loss)  Received      03/31/2006
---------------------------------------   ----------   -----------  -----------  ----------  -----------  ----------    ------------
Conservative Profile I Portfolio
---------------------------------------
Maxim Short Duration Bond Portfolio         314,118  $  2,821,491  $   295,892  $   61,733  $   (2,945)  $   26,877  $    3,037,517




                                                         Market                                                           Market
                                           Shares        Value       Purchase      Sales      Realized      Dividends      Value
              Affiliate                     Held       12/31/2005      Cost        Cost      Gain/(Loss)    Received    03/31/2006
---------------------------------------   ----------   -----------  -----------  ----------  -----------  ----------    ------------
Moderate Profile I Portfolio
---------------------------------------
Maxim Federated Bond Portfolio            1,216,395  $ 10,979,259  $   893,552  $   63,550  $   (1,736)  $  109,023  $   11,665,229
Maxim Global Bond Portfolio               2,269,832    22,291,745      861,921     511,288     (20,614)           0      23,447,360
Maxim Janus Large Cap Growth Portfolio    1,569,770    21,961,143    1,549,160      83,548       42,358           0      23,452,368
Maxim MFS(R) International Growth
Portfolio                                   781,803    15,165,124      493,588   3,675,155    1,154,155           0      12,157,033
Maxim Salomon Brothers High Yield
Bond Portfolio                            1,145,995    11,013,209      575,329      61,684        1,139           0      11,792,288



                                                         Market                                                           Market
                                           Shares        Value       Purchase      Sales      Realized    Dividends        Value
              Affiliate                     Held       12/31/2005      Cost        Cost      Gain/(Loss)  Received      03/31/2006
---------------------------------------   ----------   -----------  -----------  ----------  -----------  ----------    ------------

Moderately Aggressive Profile I
Portfolio
---------------------------------------
Maxim Global Bond Portfolio               2,080,123    20,095,120      922,482     241,783      (5,158)           0      21,487,673
Maxim INVESCO ADR Portfolio                 738,473    17,001,016      691,933   2,283,810    1,726,921           0      14,924,536
Maxim Janus Large Cap Growth Portfolio    1,438,561    29,695,899    1,151,556   6,576,370    2,875,281           0      21,492,095
Maxim MFS(R) International Growth
Portfolio                                   955,678    17,100,118      680,819   3,074,402    1,382,228           0      14,860,789
Maxim Salomon Brothers High Yield
Bond Portfolio                            1,050,208     9,927,924      666,168      28,265          648           0      10,806,642
Maxim Trusco Small-Cap Growth
Portfolio                                   588,884             0   10,769,811      17,455          311           0      11,206,458


MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED

COMMON STOCK
Shares                                                                              Value ($)
---------------- -- --------------------------------------------------------- -- ----------------

      6,445,495     Maxim Ariel MidCap Value Portfolio                        $      149,380,158
      4,136,596     Maxim Ariel Small-Cap Value Portfolio                             56,919,561
      4,454,353     Maxim Bernstein International Equity Portfolio                    65,122,648
      3,183,964     Maxim INVESCO ADR Portfolio                                       64,347,914
      4,958,531     Maxim Janus Large Cap Growth Portfolio                            74,080,453
      2,561,466     Maxim Loomis Sayles Small-Cap Value Portfolio                     57,965,984
      4,114,496     Maxim MFS(R) International Growth Portfolio                       63,980,416
      6,005,977     Maxim T. Rowe Price Equity/Income Portfolio                      112,912,916
      3,910,656     Maxim T. Rowe Price MidCap Growth Portfolio                       75,944,939
      2,030,389     Maxim Trusco Small-Cap Growth Portfolio                           38,638,310
                                                                                 ----------------

Total Aggressive Profile II Portfolio                                         $      759,293,299
                                                                                 ================
(Cost of Investments $658,562,680)












MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK
Shares                                                                                   Value ($)
---------------- -- --------------------------------------------------------------- -- ---------------

     46,913,344  *(2)Great West Life & Annuity Contract                             $      48,285,835
        465,343     Maxim Ariel MidCap Value Portfolio                                     10,768,032
        257,167     Maxim Bernstein International Equity Portfolio                          3,759,777
      2,215,667     Maxim Federated Bond Portfolio                                         21,248,250
      2,067,443     Maxim Global Bond Portfolio                                            21,356,681
        184,047     Maxim INVESCO ADR Portfolio                                             3,719,579
      1,429,822     Maxim Janus Large Cap Growth Portfolio                                 21,361,545
        236,409     Maxim MFS(R) International Growth Portfolio                             3,676,163
      3,131,118     Maxim Salomon Brothers High Yield Bond Portfolio                       32,219,217
      1,657,942     Maxim Short Duration Bond Portfolio                                    16,032,303
        577,233     Maxim T. Rowe Price Equity/Income Portfolio                            10,851,977
      1,852,724     Maxim U.S. Government Mortgage Securities Portfolio                    21,269,276
                                                                                       ---------------

Total Conservative Profile II Portfolio                                             $     214,548,635
                                                                                       ===============
(Cost of Investments $208,970,586)












MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK
Shares                                                                                    Value ($)
----------------- --- ------------------------------------------------------------ --- -----------------

     158,753,408  *(2)Great West Life & Annuity Contract                           $        163,189,727
       4,717,007      Maxim Ariel MidCap Value Portfolio                                    109,151,550
       4,029,952      Maxim Ariel Small-Cap Value Portfolio                                  55,452,136
       3,902,926      Maxim Bernstein International Equity Portfolio                         57,060,772
       5,614,281      Maxim Federated Bond Portfolio                                         53,840,952
      10,477,623      Maxim Global Bond Portfolio                                           108,233,846
       2,793,213      Maxim INVESCO ADR Portfolio                                            56,450,835
       7,246,295      Maxim Janus Large Cap Growth Portfolio                                108,259,646
       2,495,511      Maxim Loomis Sayles Small-Cap Value Portfolio                          56,473,404
       3,609,403      Maxim MFS(R) International Growth Portfolio                            56,126,210
       5,289,594      Maxim Salomon Brothers High Yield Bond Portfolio                       54,429,917
       5,851,313      Maxim T. Rowe Price Equity/Income Portfolio                           110,006,516
       2,857,550      Maxim T. Rowe Price MidCap Growth Portfolio                            55,493,613
       4,694,660      Maxim U.S. Government Mortgage Securities Portfolio                  53,894,699
                                                                                         ----------------

Total Moderate Profile II Portfolio                                                $      1,098,063,823
                                                                                       =================
(Cost of Investments $1,015,476,803)







MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK
Shares                                                                                    Value ($)
-------------- ---- ---------------------------------------------------------------- -- --------------

    4,219,321  *(2) Great West Life & Annuity Contract                               $      4,333,346
      376,063       Maxim Ariel MidCap Value Portfolio                                      8,702,092
      321,302       Maxim Ariel Small-Cap Value Portfolio                                   4,421,115
      414,450       Maxim Bernstein International Equity Portfolio                          6,059,266
      223,795       Maxim Federated Bond Portfolio                                          2,146,199
      835,303       Maxim Global Bond Portfolio                                             8,628,683
      297,056       Maxim INVESCO ADR Portfolio                                             6,003,494
      577,709       Maxim Janus Large Cap Growth Portfolio                                  8,630,967
      198,957       Maxim Loomis Sayles Small-Cap Value Portfolio                           4,502,393
      383,843       Maxim MFS(R) International Growth Portfolio                             5,968,765
      421,704       Maxim Salomon Brothers High Yield Bond Portfolio                        4,339,339
      699,738       Maxim T. Rowe Price Equity/Income Portfolio                            13,155,134
      227,807       Maxim T. Rowe Price MidCap Growth Portfolio                             4,424,016
      236,562       Maxim Trusco Small-Cap Growth Portfolio                                 4,501,779
      187,136       Maxim U.S. Government Mortgage Securities Portfolio                     2,148,324
                                                                                        --------------

Total Moderately Aggressive Profile II Portfolio                                     $     87,964,912
                                                                                        ==============
(Cost of Investments $82,267,346)






MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
UNAUDITED


COMMON STOCK
Shares                                                                                   Value ($)
-------------- ---- ---------------------------------------------------------------- -- -------------

    4,617,337  *(2) Great West Life & Annuity Contract                               $     4,735,651
       45,590       Maxim Ariel MidCap Value Portfolio                                     1,054,943
       77,921       Maxim Ariel Small-Cap Value Portfolio                                  1,072,195
       50,399       Maxim Bernstein International Equity Portfolio                           736,837
      108,517       Maxim Federated Bond Portfolio                                         1,040,681
      202,514       Maxim Global Bond Portfolio                                            2,091,965
       35,961       Maxim INVESCO ADR Portfolio                                              726,781
      140,088       Maxim Janus Large Cap Growth Portfolio                                 2,092,910
       48,246       Maxim Loomis Sayles Small-Cap Value Portfolio                          1,091,805
       46,470       Maxim MFS(R) International Growth Portfolio                              722,614
      204,470       Maxim Salomon Brothers High Yield Bond Portfolio                       2,104,002
       54,136       Maxim Short Duration Bond Portfolio                                      523,495
       56,558       Maxim T. Rowe Price Equity/Income Portfolio                            1,063,284
       55,234       Maxim T. Rowe Price MidCap Growth Portfolio                            1,072,642
       90,743       Maxim U.S. Government Mortgage Securities Portfolio                    1,041,733
                                                                                        -------------

Total Moderately Conservative Profile II Portfolio                                   $     21,171,538
                                                                                        ==============
(Cost of Investments $20,390,954)


*    Represents amount contributed.
(2)  Security is fair valued at March 31, 2006.

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the GWL&A Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.


At March 31, 2006, the U.S. Federal income tax cost basis was $669,557,549. The Maxim Aggressive Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $89,735,207 and gross depreciation of securities in which there was an excess of tax cost over value of $0, resulting in net appreciation of $89,735,207.

At March 31, 2006, the U.S. Federal income tax cost basis was $211,786,659. The Maxim Conservative Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $6,495,642 and gross depreciation of securities in which there was an excess of tax cost over value of $3,733,676, resulting in net appreciation of $2,761,966.

At March 31, 2006, the U.S. Federal income tax cost basis was $1,026,784,113. The Maxim Moderate Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $79,283,712 and gross depreciation of securities in which there was an excess of tax cost over value of $8,005,835, resulting in net appreciation of $71,277,877.

At March 31, 2006, the U.S. Federal income tax cost basis was $88,407,500. The Maxim Moderately Aggressive Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,279,357 and gross depreciation of securities in which there was an excess of tax cost over value of $2,722,006, resulting in net depreciation of $442,649.

At March 31, 2006, the U.S. Federal income tax cost basis was $21,704,304. The Maxim Moderately Conservative Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $559,459 and gross depreciation of securities in which there was an excess of tax cost over value of $1,092,225, resulting in net depreciation of $532,766.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the period ended March 31, 2006, in which the issuer was an affiliate of a Portfolio, is included on the following pages:

                                                  Market                                                                  Market
                                  Shares          Value          Purchase         Sales         Realized    Dividends      Value
          Affiliate                Held         12/31/2005         Cost           Cost         Gain/(Loss)  Received    03/31/2006
-------------------------------  ----------    -------------    -----------    ------------    -----------  ----------  ----------
Aggressive Profile II
Portfolio
-------------------------------
Maxim Ariel MidCap Value
Portfolio                        6,455,495  $   141,577,562  $   8,722,231  $    3,386,646  $   1,068,518   $       0  $149,380,158
Maxim Ariel Small-Cap Value
Portfolio                        4,136,596       51,795,527      2,110,846       1,282,491        375,583           0    56,919,561
Maxim Bernstein International
Equity Portfolio                 4,454,353       74,654,865      1,131,784      12,788,245      7,183,524           0    65,122,648
Maxim INVESCO ADR Portfolio      3,183,964       73,730,246      1,254,460       9,102,666      6,941,915           0    64,347,914
Maxim Janus Large Cap Growth
Portfolio                        4,958,531       71,594,292      4,504,248       1,809,243        451,969           0    74,080,453
Maxim Loomis Sayles Small-Cap
Value Portfolio                  2,561,466       53,538,262        976,105       2,176,530      1,111,539           0    57,965,984
Maxim MFS(R) International
Growth Portfolio                 4,114,496       74,252,239      1,155,168      12,152,423      5,929,053           0    63,980,416
Maxim T. Rowe Price
Equity/Income Portfolio          6,005,977       71,094,824     40,175,708       2,305,769        411,813           0   112,912,916
Maxim T. Rowe Price MidCap
Growth Portfolio                 3,910,656       72,123,987      1,678,009       1,772,110        559,247           0    75,944,939
Maxim Trusco Small-Cap Growth
Portfolio                        2,030,389       35,398,121        650,162       1,404,610        540,951           0    38,638,310



                                                 Market                                                                    Market
                                 Shares          Value          Purchase      Sales         Realized       Dividends        Value
          Affiliate               Held         12/31/2005         Cost        Cost         Gain/(Loss)     Received      03/31/2006
------------------------------- ----------    -------------    -----------  -----------    -----------     ----------    -----------
Conservative Profile II
Portfolio
-------------------------------
Maxim Federated Bond Portfolio  2,215,667  $    21,555,656  $     974,069  $ 1,017,833  $         155  $     199,784  $   21,248,250
Maxim Global Bond Portfolio     2,067,443       32,829,718        622,996   13,543,912      (295,565)              0      21,356,681
Maxim Janus Large Cap Growth
Portfolio                       1,429,822       21,556,732        764,823      717,897        318,763              0      21,361,545
Maxim Salomon Brothers High
Yield Bond Portfolio            3,131,118       21,623,966     11,265,266    1,251,068       (19,473)              0      32,219,217
Maxim Short Duration Bond
Portfolio                       1,657,942       16,143,180        766,985      803,410       (40,291)        148,238      16,032,303
Maxim U.S. Government
Mortgage Securities Portfolio   1,852,724       21,586,420        995,925    1,062,427       (42,715)        222,519      21,269,276





                                                   Market                                                                 Market
                                     Shares        Value          Purchase      Sales         Realized    Dividends        Value
          Affiliate                   Held       12/31/2005         Cost        Cost         Gain/(Loss)  Received      03/31/2006
-------------------------------    -----------  -------------    ----------- ------------    -----------  ----------    ------------
Moderate Profile II Portfolio
-------------------------------
Maxim Ariel MidCap Value
Portfolio                           4,717,007  $ 100,341,924  $   9,556,027  $ 2,202,751  $   1,100,892  $        0  $  109,151,550
Maxim Ariel Small-Cap Value
Portfolio                           4,029,952     24,472,017     29,208,051      760,725        411,584           0      55,452,136
Maxim Bernstein International
Equity Portfolio                    3,902,926     70,611,252      4,375,532   19,784,408      6,845,085           0      57,060,772
Maxim Federated Bond Portfolio      5,614,281     50,740,739      5,415,699    1,680,808       (45,559)     506,376      53,840,952
Maxim Global Bond Portfolio        10,477,623    103,033,152      6,761,285    5,359,099      (131,357)           0     108,233,846
Maxim INVESCO ADR Portfolio         2,793,213     69,714,576      4,434,521   14,057,672      8,577,411           0      56,450,835
Maxim Janus Large Cap Growth
Portfolio                           7,246,295    101,504,488      9,843,995    2,225,063      1,125,983           0     108,259,646
Maxim Loomis Sayles Small-Cap
Value Portfolio                     2,495,511     25,299,200     27,946,183      761,865        475,277           0      56,473,404
Maxim MFS(R) International
Growth Portfolio                    3,609,403     70,108,889      4,382,863   17,825,822      6,733,794           0      56,126,210
Maxim Salomon Brothers High
Yield Bond Portfolio                5,289,594     50,901,567      3,928,722    1,633,463         30,755           0      54,429,917
Maxim T. Rowe Price
Equity/Income Portfolio             5,851,313    100,777,016      7,077,004    2,579,698        774,386           0     110,006,516
Maxim T. Rowe Price MidCap
Growth Portfolio                    2,857,550     51,121,061      3,382,114    1,810,773        465,002           0      55,493,613
Maxim U.S. Government
Mortgage Securities Portfolio       4,694,660     50,813,238      4,909,464    1,750,920      (112,358)     564,006      53,894,699

Item 2.  Controls and Procedures

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W.T. McCallum
        W.T. McCallum
        President


Date:   May 24, 2006


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ W.T. McCallum
        W.T. McCallum
        President


Date:   May 24, 2006


By:     /s/ G.R. McDonald
        G.R. McDonald
        Treasurer


Date:   May 24, 2006